  AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON APRIL 23, 2019


                                                     REGISTRATION NOS. 033-47927
                                                                       811-06025
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 UNITED STATES


                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                    FORM N-6


          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                   POST-EFFECTIVE AMENDMENT NO. 33                     [X]
                                                AND/OR
    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                           AMENDMENT NO. 90                            [X]

                     METROPOLITAN LIFE SEPARATE ACCOUNT UL
                           (Exact Name of Registrant)


                      METROPOLITAN LIFE INSURANCE COMPANY
                              (Name of Depositor)


                                200 Park Avenue
                               New York, NY 10166
              (Address of depositor's principal executive offices)


        DEPOSITOR'S TELEPHONE NUMBER INCLUDING AREA CODE (212) 578-9500


                            STEPHEN W. GAUSTER, ESQ.
                  Executive Vice President and General Counsel
                      Metropolitan Life Insurance Company
                                200 Park Avenue
                               New York, NY 10166
                    (Name and address of agent for service)


                                    COPY TO:


                                W. THOMAS CONNER
                               Vedder Price P.C.
                              1401 I Street, N.W.
                                   Suite 1100
                             Washington, D.C. 20005

Approximate Date of Proposed Public Offering: on April 29, 2019 or as soon thereafter as practicable

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)

[X] on April 29, 2019 pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Interests in Metropolitan Life Separate Account UL, which funds certain Variable Universal Life Insurance Policies.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NOTE:

This registration statement incorporates by reference the prospectuses and supplements dated April 30, 2018, May 1, 2017, May 1, 2016, May 1, 2015, April 28, 2014, April 29, 2013, April 30, 2012, May 1, 2011, May 1, 2010, May 1, 2009
and April 28, 2008 for the Equity Advantage VUL Policy, each as filed in Post-Effective Amendment No. 30 filed April 14, 2016, Post-Effective Amendment No. 29 filed April 15, 2015, Post-Effective Amendment No. 28 filed April 11, 2014, Post-Effective Amendment No. 27 filed April 11, 2013, Post-Effective Amendment No. 26 filed April 12, 2012, Post-Effective Amendment No. 25 filed April 13, 2011, Post-Effective Amendment No. 24 filed April 16, 2010, Post-Effective Amendment No. 23 filed April 16, 2009 and Post- Effective Amendment No. 22 filed April 18, 2008, respectively, to the Registration Statement on Form N-6 (File No. 033-47927); and

This registration statement incorporates by reference the prospectuses and supplements dated April 28, 2008, April 30, 2007, May 1, 2006, May 1, 2005, May 1, 2004 and May 1, 2003 for the UL II Policy, each as filed in Post- Effective Amendment No. 22 filed April 18, 2008, Post-Effective Amendment No. 21 filed April 18, 2007, Post-Effective Amendment No. 20 filed April 25, 2006, Post -Effective Amendment No. 19 filed April 29, 2005, Post-Effective Amendment No. 18 filed April 30, 2004 and Post-Effective Amendment No. 17 filed April 29, 2003, respectively, to the Registration Statement on Form N-6 (File No. 033-47927).

                      METROPOLITAN LIFE INSURANCE COMPANY

  EQUITY ADVANTAGE VUL -- FLEXIBLE PREMIUM MULTIFUNDED LIFE INSURANCE POLICIES


         UL II -- FLEXIBLE PREMIUM MULTIFUNDED LIFE INSURANCE POLICIES



                       Supplement Dated April 29, 2019 to

Prospectus Dated April 28, 2008 as previously amended (for Equity Advantage
                                      VUL)
         Prospectus Dated May 1, 2003 as previously amended (for UL II)

This supplement updates certain information contained in your last prospectus, as annually and periodically supplemented. You should read and retain this supplement with your Policy. We will send you an additional copy of your most recent prospectus (and any previous supplements thereto), without charge, on written request sent to Metropolitan Life Insurance Company ("MetLife"), P.O. Box 543, Warwick, RI 02887-0543. Equity Advantage VUL and UL II Policies ARE NO LONGER AVAILABLE FOR SALE.

You allocate net premiums to and may transfer cash value among the available Divisions (a Division may be referred to as "Investment Division" in your Policy and marketing materials) of Metropolitan Life Separate Account UL (and, for Equity Advantage VUL, the Fixed Account). Each available Division, in turn, invests in the shares of one of the following Portfolios:

AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)
     American Funds Bond Fund
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
BRIGHTHOUSE FUNDS TRUST I (CLASS A)
     Brighthouse Asset Allocation 100 Portfolio
   Brighthouse/Wellington Large Cap Research Portfolio
     Clarion Global Real Estate Portfolio
     ClearBridge Aggressive Growth Portfolio
     Harris Oakmark International Portfolio
     Invesco Small Cap Growth Portfolio
     MFS(R) Research International Portfolio

   Morgan Stanley Discovery Portfolio (formerly Morgan Stanley Mid Cap Growth
      Portfolio)

     Oppenheimer Global Equity Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     SSGA Growth and Income ETF Portfolio
     SSGA Growth ETF Portfolio
     T. Rowe Price Mid Cap Growth Portfolio

     Victory Sycamore Mid Cap Value Portfolio

BRIGHTHOUSE FUNDS TRUST II (CLASS A)
     Baillie Gifford International Stock Portfolio
     BlackRock Bond Income Portfolio
     BlackRock Capital Appreciation Portfolio


     BlackRock Ultra-Short Term Bond Portfolio*

     Brighthouse Asset Allocation 20 Portfolio
     Brighthouse Asset Allocation 40 Portfolio
     Brighthouse Asset Allocation 60 Portfolio
     Brighthouse Asset Allocation 80 Portfolio
     Brighthouse/Artisan Mid Cap Value Portfolio
     Brighthouse/Wellington Balanced Portfolio
   Brighthouse/Wellington Core Equity Opportunities Portfolio
     Frontier Mid Cap Growth Portfolio
     Jennison Growth Portfolio
     Loomis Sayles Small Cap Core Portfolio
     Loomis Sayles Small Cap Growth Portfolio
     MetLife Aggregate Bond Index Portfolio
     MetLife Mid Cap Stock Index Portfolio
     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio
     MetLife Stock Index Portfolio
     MFS(R) Total Return Portfolio
     MFS(R) Value Portfolio
     Neuberger Berman Genesis Portfolio
     T. Rowe Price Large Cap Growth Portfolio
     T. Rowe Price Small Cap Growth Portfolio
   Western Asset Management Strategic Bond Opportunities Portfolio Western Asset Management U.S. Government Portfolio


--------
* The BlackRock Ultra-Short Term Bond Portfolio is not available for Equity Advantage VUL Policies.


The prospectuses for the Portfolios describe in greater detail an investment in the Portfolios. YOU CAN OBTAIN PROSPECTUSES FOR THE PORTFOLIOS BY CALLING 1-800-638-5000.

IMPORTANT INFORMATION

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the shareholder reports will be made available on www.metlife.com, and you will be notified by mail each time a shareholder report is posted and provided with a website link to access the shareholder report.

If you already elected to receive your shareholder report electronically, you will not be affected by this change, and you need not take any action. You may elect to receive shareholder reports and other communications, including Fund prospectuses and other information we send you by contacting our Administrative Office.
If you wish to continue to receive shareholder reports in paper on and after January 1, 2021, we will continue to send you all future reports in paper, free of charge. Please contact us at our Administrative Office if you wish to continue receiving paper copies of the Funds' shareholder reports. Your election to receive shareholder reports in paper will apply to all Funds available under your Policy.

SENDING COMMUNICATIONS AND PAYMENTS TO US

You can communicate all of your requests, instructions and notifications to us by contacting us in writing at our Designated Office. We may require that certain requests, instructions and notifications be made on forms that we provide. These include: changing your beneficiary; taking a Policy loan; -changing your death benefit option; taking a partial withdrawal; surrendering your Policy; making transfer requests(including elections with respect to the automated investment strategies) or changing your premium allocations. As of the date of this prospectus, requests for partial withdrawals and Policy loans must be in writing. However, you should contact us at 1-800-MET-5000 for our current procedures. Below is a list of our Designated Offices for various functions. We may name additional or alternate Designated Offices. If we do, we will notify you in writing. You may also contact us at 1-800-MET-5000 for information on where to direct communication regarding any function not listed below or for any other inquiry.


                   FUNCTION                                DESIGNATED OFFICE ADDRESS
 Premium Payments                               MetLife, P.O. Box 371351, Pittsburgh, PA
                                                15250-7351
 Payment Inquiries                              MetLife, P.O. Box 354, Warwick, RI 02887-0354
 Surrenders, Withdrawals, Loans, Investment     MetLife, P.O. Box 543, Warwick, RI 02887-0543
  Division Transfers, Premium Reallocation
 Death Claims                                   MetLife, P.O. Box 353, Warwick, RI 02887-0353
 Beneficiary & Ownership                        MetLife, P.O. Box 313, Warwick, RI 02887-0313
 Address Changes                                MetLife, 500 Schoolhouse Road, Johnstown, PA
                                                15904
                                                Attn: Data Integrity

If you send your premium payments or transaction requests to an address other than the one we have designated for receipt of such premium payments or requests, we may return the premium payment to you, or there may be a delay in applying the premium payment or transaction to your Policy.

Our variable life insurance business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Portfolios and the firms involved in the distribution and sale of our variable life insurance policies). For example, many routine operations, such as processing Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife and the Separate Account, as well as individual Owners and their Policies. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of Policy transactions, including the processing of transfer orders from our website or with the Funds; impact our ability to calculate unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.

FEE TABLES

The following replaces the section entitled "Annual Portfolio Operating
Expenses".


ANNUAL PORTFOLIO OPERATING EXPENSES


The following tables describe the fees and expenses that the Portfolios charge and a Policy Owner will pay if premium is allocated to the Portfolios during the time that he or she owns a Policy. The first table shows the minimum and maximum fees and expenses charged by the Portfolios for the fiscal year ended December 31, 2018. More detail concerning each Portfolio's fees and expenses is contained in the table that follows this table and in the prospectuses for the Portfolios. Certain Portfolios may impose a redemption fee in the future.

The next table describes the annual operating expenses for each Portfolio for the year ended December 31, 2018, as a percentage of the Portfolio's average daily net assets for the year (before and after fee waivers and expense reimbursements).



MINIMUM AND MAXIMUM TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES



                                                                                   MINIMUM     MAXIMUM
 TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
 (expenses that are deducted from Portfolio assets, including management fees,
  distribution and/or service (12b-1) fees, and other expenses)                    0.28%       1.24%


PORTFOLIO FEES AND EXPENSES
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Portfolio fees and expenses, please refer to the prospectus for each Portfolio.



                                                                           ACQUIRED
                                                 DISTRIBUTION                FUND       TOTAL       FEE WAIVER    NET TOTAL
                                                    AND/OR                   FEES       ANNUAL        AND/OR       ANNUAL
                                    MANAGEMENT      SERVICE       OTHER       AND     OPERATING      EXPENSE      OPERATING
PORTFOLIO                               FEE      (12B-1) FEES   EXPENSES   EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
 AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
 American Funds Bond Fund             0.36%     0.25%            0.02%      --         0.63%       --              0.63%
 American Funds Global Small
  Capitalization Fund                 0.70%     0.25%            0.04%      --         0.99%       --              0.99%
 American Funds Growth Fund           0.32%     0.25%            0.02%      --         0.59%       --              0.59%
 American Funds Growth-Income
  Fund                                0.26%     0.25%            0.02%      --         0.53%       --              0.53%
 BRIGHTHOUSE FUNDS TRUST I --
  CLASS A
 Brighthouse Asset Allocation 100
  Portfolio                           0.07%     --               0.01%    0.67%        0.75%       --              0.75%
 Brighthouse/Wellington Large
  Cap Research Portfolio              0.56%     --               0.02%      --         0.58%     0.04%             0.54%
 Clarion Global Real Estate
  Portfolio                           0.61%     --               0.05%      --         0.66%     0.01%             0.65%
 ClearBridge Aggressive Growth
  Portfolio                           0.56%     --               0.02%      --         0.58%     0.02%             0.56%
 Harris Oakmark International
  Portfolio                           0.77%     --               0.04%      --         0.81%     0.02%             0.79%
 Invesco Small Cap Growth
  Portfolio                           0.85%     --               0.03%      --         0.88%     0.08%             0.80%

                                                                           ACQUIRED
                                                 DISTRIBUTION                FUND       TOTAL       FEE WAIVER    NET TOTAL
                                                    AND/OR                   FEES       ANNUAL        AND/OR       ANNUAL
                                    MANAGEMENT      SERVICE       OTHER       AND     OPERATING      EXPENSE      OPERATING
PORTFOLIO                               FEE      (12B-1) FEES   EXPENSES   EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
 MFS(R) Research International
  Portfolio                           0.70%          --        0.05%        --         0.75%     0.10%           0.65%
 Morgan Stanley Discovery
  Portfolio                           0.64%          --        0.04%        --         0.68%     0.02%           0.66%
 Oppenheimer Global Equity
  Portfolio                           0.66%          --        0.05%        --         0.71%     0.12%           0.59%
 PIMCO Inflation Protected Bond
  Portfolio                           0.47%          --        0.77%        --         1.24%     0.01%           1.23%
 PIMCO Total Return Portfolio         0.48%          --        0.26%        --         0.74%     0.03%           0.71%
 SSGA Growth and Income ETF
  Portfolio                           0.31%          --        0.01%      0.19%        0.51%       --            0.51%
 SSGA Growth ETF Portfolio            0.32%          --        0.02%      0.19%        0.53%       --            0.53%
 T. Rowe Price Mid Cap Growth
  Portfolio                           0.75%          --        0.03%        --         0.78%       --            0.78%
 Victory Sycamore Mid Cap Value
  Portfolio                           0.65%          --        0.04%        --         0.69%     0.09%           0.60%
 BRIGHTHOUSE FUNDS TRUST II --
  CLASS A
 Baillie Gifford International
  Stock Portfolio                     0.79%          --        0.05%        --         0.84%     0.12%           0.72%
 BlackRock Bond Income
  Portfolio                           0.33%          --        0.10%        --         0.43%       --            0.43%
 BlackRock Capital Appreciation
  Portfolio                           0.69%          --        0.03%        --         0.72%     0.09%           0.63%
 BlackRock Ultra-Short Term
  Bond Portfolio                      0.35%          --        0.04%        --         0.39%     0.03%           0.36%
 Brighthouse Asset Allocation 20
  Portfolio                           0.10%          --        0.03%      0.61%        0.74%     0.03%           0.71%
 Brighthouse Asset Allocation 40
  Portfolio                           0.06%          --          --       0.62%        0.68%       --            0.68%
 Brighthouse Asset Allocation 60
  Portfolio                           0.05%          --          --       0.63%        0.68%       --            0.68%
 Brighthouse Asset Allocation 80
  Portfolio                           0.05%          --        0.01%      0.65%        0.71%       --            0.71%
 Brighthouse/Artisan Mid Cap
  Value Portfolio                     0.82%          --        0.04%        --         0.86%     0.05%           0.81%
 Brighthouse/Wellington Balanced
  Portfolio                           0.46%          --        0.07%        --         0.53%       --            0.53%
 Brighthouse/Wellington Core
  Equity Opportunities Portfolio      0.70%          --        0.02%        --         0.72%     0.11%           0.61%
 Frontier Mid Cap Growth
  Portfolio                           0.71%          --        0.04%        --         0.75%     0.02%           0.73%
 Jennison Growth Portfolio            0.60%          --        0.02%        --         0.62%     0.08%           0.54%
 Loomis Sayles Small Cap Core
  Portfolio                           0.90%          --        0.06%      0.02%        0.98%     0.08%           0.90%
 Loomis Sayles Small Cap Growth
  Portfolio                           0.90%          --        0.07%        --         0.97%     0.09%           0.88%
 MetLife Aggregate Bond Index
  Portfolio                           0.25%          --        0.03%        --         0.28%     0.01%           0.27%
 MetLife Mid Cap Stock Index
  Portfolio                           0.25%          --        0.05%        --         0.30%       --            0.30%

                                                                         ACQUIRED
                                               DISTRIBUTION                FUND       TOTAL       FEE WAIVER    NET TOTAL
                                                  AND/OR                   FEES       ANNUAL        AND/OR       ANNUAL
                                  MANAGEMENT      SERVICE       OTHER       AND     OPERATING      EXPENSE      OPERATING
PORTFOLIO                             FEE      (12B-1) FEES   EXPENSES   EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
 MetLife MSCI EAFE(R) Index
  Portfolio                         0.30%          --          0.08%    0.01%        0.39%       --              0.39%
 MetLife Russell 2000(R) Index
  Portfolio                         0.25%          --          0.06%    --           0.31%       --              0.31%
 MetLife Stock Index Portfolio      0.25%          --          0.03%    --           0.28%     0.01%             0.27%
 MFS(R) Total Return Portfolio      0.56%          --          0.06%    --           0.62%       --              0.62%
 MFS(R) Value Portfolio             0.61%          --          0.02%    --           0.63%     0.06%             0.57%
 Neuberger Berman Genesis
  Portfolio                         0.82%          --          0.03%    --           0.85%     0.01%             0.84%
 T. Rowe Price Large Cap Growth
  Portfolio                         0.60%          --          0.02%    --           0.62%     0.05%             0.57%
 T. Rowe Price Small Cap Growth
  Portfolio                         0.47%          --          0.03%    --           0.50%       --              0.50%
 Western Asset Management
  Strategic Bond Opportunities
  Portfolio                         0.57%          --          0.03%    --           0.60%     0.06%             0.54%
 Western Asset Management
  U.S. Government Portfolio         0.47%          --          0.03%    --           0.50%     0.03%             0.47%



The information shown in the table above was provided by the Portfolios. Certain Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from April 29, 2019 through April 30, 2020. These arrangements can be terminated with respect to these Portfolios only with the approval of the Portfolio's board of directors or trustees. Please see the Portfolios' prospectuses for additional information regarding these arrangements.

Certain Portfolios that have "Acquired Fund Fees and Expenses" may be "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.


We are waiving the following amount of the Mortality and Expense Risk Charge: an amount equal to the underlying portfolio expenses that are in excess of 0.62% for the Division investing in the Oppenheimer Global Equity Portfolio (Class A).

The fee and expense information regarding the Portfolios was provided by those Portfolios. None of the Portfolios are affiliated with MetLife, although MetLife serves as the sub-advisor for five of the Portfolios for which it receives a fee from the Portfolio's adviser for providing such sub-advisory services.

THE FUNDS AND THEIR PORTFOLIOS

The following replaces the section entitled "Management of the Portfolios".


MANAGEMENT OF PORTFOLIOS

Each Portfolio has an investment adviser who is responsible for overall management of the Portfolio. These investment advisers have contracted with sub-advisers to make the day-to-day investment decisions for some of the Portfolios.

The adviser, any sub-adviser and investment objective of each Portfolio are as follows:



                     PORTFOLIO                               INVESTMENT OBJECTIVE           INVESTMENT ADVISER/SUBADVISER
 AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Bond Fund                            Seeks as high a level of current      Capital Research and
                                                     income as is consistent with the      Management Company(SM)
                                                     preservation of capital.
 American Funds Global Small Capitalization Fund     Seeks long-term growth of             Capital Research and
                                                     capital.                              Management Company(SM)
 American Funds Growth Fund                          Seeks growth of capital.              Capital Research and
                                                                                           Management Company(SM)
 American Funds Growth-Income Fund                   Seeks long-term growth of capital     Capital Research and
                                                     and income.                           Management Company(SM)
 BRIGHTHOUSE FUNDS TRUST I -- CLASS A
 Brighthouse Asset Allocation 100 Portfolio          Seeks growth of capital.              Brighthouse Investment
                                                                                           Advisers, LLC
 Brighthouse/Wellington Large Cap Research           Seeks long-term capital               Brighthouse Investment
  Portfolio                                          appreciation.                         Advisers, LLC
                                                                                           Subadviser: Wellington
                                                                                           Management Company LLP
 Clarion Global Real Estate Portfolio                Seeks total return through            Brighthouse Investment
                                                     investment in real estate             Advisers, LLC
                                                     securities, emphasizing both          Subadviser: CBRE Clarion
                                                     capital appreciation and current      Securities LLC
                                                     income.
 ClearBridge Aggressive Growth Portfolio             Seeks capital appreciation.           Brighthouse Investment
                                                                                           Advisers, LLC
                                                                                           Subadviser: ClearBridge
                                                                                           Investments, LLC
 Harris Oakmark International Portfolio              Seeks long-term capital               Brighthouse Investment
                                                     appreciation.                         Advisers, LLC
                                                                                           Subadviser: Harris Associates
                                                                                           L.P.
 Invesco Small Cap Growth Portfolio                  Seeks long-term growth of             Brighthouse Investment
                                                     capital.                              Advisers, LLC
                                                                                           Subadviser: Invesco Advisers,
                                                                                           Inc.
 MFS(R) Research International Portfolio             Seeks capital appreciation.           Brighthouse Investment
                                                                                           Advisers, LLC
                                                                                           Subadviser: Massachusetts
                                                                                           Financial Services Company
 Morgan Stanley Discovery Portfolio                  Seeks capital appreciation.           Brighthouse Investment
                                                                                           Advisers, LLC
                                                                                           Subadviser: Morgan Stanley
                                                                                           Investment Management Inc.
 Oppenheimer Global Equity Portfolio                 Seeks capital appreciation.           Brighthouse Investment
                                                                                           Advisers, LLC
                                                                                           Subadviser: OppenheimerFunds,
                                                                                           Inc.

                    PORTFOLIO                              INVESTMENT OBJECTIVE            INVESTMENT ADVISER/SUBADVISER
 PIMCO Inflation Protected Bond Portfolio          Seeks maximum real return,            Brighthouse Investment
                                                   consistent with preservation of       Advisers, LLC
                                                   capital and prudent investment        Subadviser: Pacific Investment
                                                   management.                           Management Company LLC
 PIMCO Total Return Portfolio                      Seeks maximum total return,           Brighthouse Investment
                                                   consistent with the preservation      Advisers, LLC
                                                   of capital and prudent investment     Subadviser: Pacific Investment
                                                   management.                           Management Company LLC
 SSGA Growth and Income ETF Portfolio              Seeks growth of capital and           Brighthouse Investment
                                                   income.                               Advisers, LLC
                                                                                         Subadviser: SSGA Funds
                                                                                         Management, Inc.
 SSGA Growth ETF Portfolio                         Seeks growth of capital.              Brighthouse Investment
                                                                                         Advisers, LLC
                                                                                         Subadviser: SSGA Funds
                                                                                         Management, Inc.
 T. Rowe Price Mid Cap Growth Portfolio            Seeks long-term growth of             Brighthouse Investment
                                                   capital.                              Advisers, LLC
                                                                                         Subadviser: T. Rowe Price
                                                                                         Associates, Inc.
 Victory Sycamore Mid Cap Value Portfolio          Seeks high total return by            Brighthouse Investment
                                                   investing in equity securities of     Advisers, LLC
                                                   mid-sized companies.                  Subadviser: Victory Capital
                                                                                         Management Inc.
 BRIGHTHOUSE FUNDS TRUST II -- CLASS A
 Baillie Gifford International Stock Portfolio     Seeks long-term growth of             Brighthouse Investment
                                                   capital.                              Advisers, LLC
                                                                                         Subadviser: Baillie Gifford
                                                                                         Overseas Limited
 BlackRock Bond Income Portfolio                   Seeks a competitive total return      Brighthouse Investment
                                                   primarily from investing in           Advisers, LLC
                                                   fixed-income securities.              Subadviser: BlackRock Advisors,
                                                                                         LLC
 BlackRock Capital Appreciation Portfolio          Seeks long-term growth of             Brighthouse Investment
                                                   capital.                              Advisers, LLC
                                                                                         Subadviser: BlackRock Advisors,
                                                                                         LLC
 BlackRock Ultra-Short Term Bond Portfolio         Seeks a high level of current         Brighthouse Investment
                                                   income consistent with                Advisers, LLC
                                                   preservation of capital.              Subadviser: BlackRock Advisors,
                                                                                         LLC
 Brighthouse Asset Allocation 20 Portfolio         Seeks a high level of current         Brighthouse Investment
                                                   income, with growth of capital as     Advisers, LLC
                                                   a secondary objective.
 Brighthouse Asset Allocation 40 Portfolio         Seeks high total return in the        Brighthouse Investment
                                                   form of income and growth of          Advisers, LLC
                                                   capital, with a greater emphasis
                                                   on income.
 Brighthouse Asset Allocation 60 Portfolio         Seeks a balance between a high        Brighthouse Investment
                                                   level of current income and           Advisers, LLC
                                                   growth of capital, with a greater
                                                   emphasis on growth of capital.
 Brighthouse Asset Allocation 80 Portfolio         Seeks growth of capital.              Brighthouse Investment
                                                                                         Advisers, LLC
 Brighthouse/Artisan Mid Cap Value Portfolio       Seeks long-term capital growth.       Brighthouse Investment
                                                                                         Advisers, LLC
                                                                                         Subadviser: Artisan Partners
                                                                                         Limited Partnership

                  PORTFOLIO                             INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
 Brighthouse/Wellington Balanced Portfolio     Seeks long-term capital                  Brighthouse Investment
                                               appreciation with some current           Advisers, LLC
                                               income.                                  Subadviser: Wellington
                                                                                        Management Company LLP
 Brighthouse/Wellington Core Equity            Seeks to provide a growing               Brighthouse Investment
  Opportunities Portfolio                      stream of income over time and,          Advisers, LLC
                                               secondarily, long-term capital           Subadviser: Wellington
                                               appreciation and current income.         Management Company LLP
 Frontier Mid Cap Growth Portfolio             Seeks maximum capital                    Brighthouse Investment
                                               appreciation.                            Advisers, LLC
                                                                                        Subadviser: Frontier Capital
                                                                                        Management Company, LLC
 Jennison Growth Portfolio                     Seeks long-term growth of                Brighthouse Investment
                                               capital.                                 Advisers, LLC
                                                                                        Subadviser: Jennison Associates
                                                                                        LLC
 Loomis Sayles Small Cap Core Portfolio        Seeks long-term capital growth           Brighthouse Investment
                                               from investments in common               Advisers, LLC
                                               stocks or other equity securities.       Subadviser: Loomis, Sayles &
                                                                                        Company, L.P.
 Loomis Sayles Small Cap Growth Portfolio      Seeks long-term capital growth.          Brighthouse Investment
                                                                                        Advisers, LLC
                                                                                        Subadviser: Loomis, Sayles &
                                                                                        Company, L.P.
 MetLife Aggregate Bond Index Portfolio        Seeks to track the performance of        Brighthouse Investment
                                               the Bloomberg Barclays                   Advisers, LLC
                                               U.S. Aggregate Bond Index.               Subadviser: MetLife Investment
                                                                                        Advisors, LLC
 MetLife Mid Cap Stock Index Portfolio         Seeks to track the performance of        Brighthouse Investment
                                               the Standard & Poor's MidCap             Advisers, LLC
                                               400(R) Composite Stock Price             Subadviser: MetLife Investment
                                               Index.                                   Advisors, LLC
 MetLife MSCI EAFE(R) Index Portfolio          Seeks to track the performance of        Brighthouse Investment
                                               the MSCI EAFE(R) Index.                  Advisers, LLC
                                                                                        Subadviser: MetLife Investment
                                                                                        Advisors, LLC
 MetLife Russell 2000(R) Index Portfolio       Seeks to track the performance of        Brighthouse Investment
                                               the Russell 2000(R) Index.               Advisers, LLC
                                                                                        Subadviser: MetLife Investment
                                                                                        Advisors, LLC
 MetLife Stock Index Portfolio                 Seeks to track the performance of        Brighthouse Investment
                                               the Standard & Poor's 500(R)             Advisers, LLC
                                               Composite Stock Price Index.             Subadviser: MetLife Investment
                                                                                        Advisors, LLC
 MFS(R) Total Return Portfolio                 Seeks a favorable total return           Brighthouse Investment
                                               through investment in a                  Advisers, LLC
                                               diversified portfolio.                   Subadviser: Massachusetts
                                                                                        Financial Services Company
 MFS(R) Value Portfolio                        Seeks capital appreciation.              Brighthouse Investment
                                                                                        Advisers, LLC
                                                                                        Subadviser: Massachusetts
                                                                                        Financial Services Company
 Neuberger Berman Genesis Portfolio            Seeks high total return, consisting      Brighthouse Investment
                                               principally of capital appreciation.     Advisers, LLC
                                                                                        Subadviser: Neuberger Berman
                                                                                        Investment Advisers LLC

                 PORTFOLIO                           INVESTMENT OBJECTIVE          INVESTMENT ADVISER/SUBADVISER
 T. Rowe Price Large Cap Growth Portfolio     Seeks long-term growth of           Brighthouse Investment
                                              capital.                            Advisers, LLC
                                                                                  Subadviser: T. Rowe Price
                                                                                  Associates, Inc.
 T. Rowe Price Small Cap Growth Portfolio     Seeks long-term capital growth.     Brighthouse Investment
                                                                                  Advisers, LLC
                                                                                  Subadviser: T. Rowe Price
                                                                                  Associates, Inc.
 Western Asset Management Strategic Bond      Seeks to maximize total return      Brighthouse Investment
  Opportunities Portfolio                     consistent with preservation of     Advisers, LLC
                                              capital.                            Subadviser: Western Asset
                                                                                  Management Company
 Western Asset Management U.S. Government     Seeks to maximize total return      Brighthouse Investment
  Portfolio                                   consistent with preservation of     Advisers, LLC
                                              capital and maintenance of          Subadviser: Western Asset
                                              liquidity.                          Management Company

A Portfolio may have a name and/or objective that is very similar to that of a publicly available mutual fund that is managed by the same sub-investment manager or adviser. The Portfolios are not publicly available and will not have the same performance as those publicly available mutual funds. Different performance will result from differences in implementation of investment policies, cash flows, fees and size of the Portfolio.



TRANSFERRING CASH VALUE AMONG YOUR POLICY'S INVESTMENT OPTIONS

The minimum amount you may transfer is $50 or, if less, the total amount in a Division (or if applicable, the Fixed Account). We do not currently charge for transfers, but we do reserve the right to charge up to $25 per transfer, except for transfers under the Automated Investment Strategies. Currently, transfers are not taxable transactions.

RESTRICTIONS OF FREQUENT TRANSFERS. Frequent requests from Policy Owners to transfer cash value may dilute the value of a Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect Policy Owners and other persons who may have an interest in the Policies (e.g., Beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Portfolios. In addition, as described below, we intend to treat all American Funds Insurance Series(R) portfolios ("American Funds portfolios") as Monitored Portfolios. In addition, we monitor transfer activity in the Portfolios below (the "Monitored Portfolios"):

     American Funds Global Small Capitalization Fund
     Baillie Gifford International Stock Portfolio
     Clarion Global Real Estate Portfolio
     Harris Oakmark International Portfolio
     Invesco Small Cap Growth Portfolio
     Loomis Sayles Small Cap Core Portfolio
     Loomis Sayles Small Cap Growth Portfolio
     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio
     MFS(R) Research International Portfolio
     Neuberger Berman Genesis Portfolio

     Oppenheimer Global Equity Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio

We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield Portfolios, in a 12-month period there were: (1) -six or more transfers involving the given category; (2) -cumulative gross transfers involving the given category that exceed the current cash value; and (3) two or more "round-trips" involving any Portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER UNDERLYING PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

As a condition to making their portfolios available in our products, American Funds(R) requires us to treat all American Funds Portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Policy, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that Policy to be submitted either (i) in writing with an original signature or (ii) by telephone prior to 10:00 a.m. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of the restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.

Transfers made under one of the systematic investment strategies described in the prospectus are not treated as transfers when we monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading, or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Policy Owners to avoid such detection. Our ability to restrict such transfer activity may also be limited by provisions of the Policy. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Policy Owners and other persons with interests in the Policies. We do not accommodate frequent transfers in any Portfolios and there are no arrangements in place to permit any Policy Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Policy Owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific Policy Owners who violate the frequent transfer policies established by the Portfolio.

In addition, Policy Owners and other persons with interests in the Policies should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance Policies. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance policies and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Policy Owners) will not be harmed by transfer activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer requests from Policy Owners engaged in frequent trading, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Policy Owner). You should read the Portfolio prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Portfolios except where the manager of a particular Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted either (i) in writing with an original signatureor (ii) by telephone prior to 10:00 a.m. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of the restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.


On August 4, 2017, MetLife, Inc. completed the separation of Brighthouse Financial, Inc. and its subsidiaries ("Brighthouse") where MetLife, Inc. retained an ownership interest of 19.2% non-voting common stock outstanding of Brighthouse Financial, Inc. In June 2018, MetLife, Inc. sold Brighthouse Financial, Inc. common stock in exchange for MetLife, Inc. senior notes and Brighthouse was no longer considered a related party. At December 31, 2018, MetLife, Inc. no longer held any shares of Brighthouse Financial, Inc. for its own account; however, certain insurance company separate accounts managed by MetLife held shares of Brighthouse Financial, Inc. Brighthouse subsidiaries include Brighthouse Investment Advisers, LLC, which serves as the investment adviser for the Brighthouse Funds Trust I and Brighthouse Funds Trust II. We and Our affiliated companies have entered into agreements with Brighthouse Investment Advisers, LLC, Brighthouse Funds Trust I and Brighthouse Funds Trust II whereby We receive payments for certain administrative, marketing and support services described in the previous paragraphs. Currently, the Portfolios in Brighthouse Funds Trust I and Brighthouse Funds Trust II are only available in variable annuity contracts and variable life insurance policies issued by Metropolitan Life Insurance Company and its affiliates, as well as Brighthouse Life Insurance Company and its affiliates. As of December 31, 2018, approximately 91% of Portfolio assets held in Separate Accounts of Metropolitan Life Insurance Company and its affiliates were allocated to Portfolios in Brighthouse Funds Trust I and Brighthouse Funds Trust II. Should We or Brighthouse Investment Advisers, LLC decide to terminate the agreements, we would be required to find alternative Portfolios which could have higher or lower costs to the Contract Owner. In addition, the amount of payments We receive could cease or be substantially reduced which may have a material impact on Our financial statements.



FEDERAL TAX MATTERS

The following is a brief summary of some tax rules that may apply to your Policy. It does not purport to be complete or cover every situation. The summary does not address state, local or foreign tax issues related to your Policy. Because individual circumstances vary, you should consult with your own tax adviser to find out how taxes can affect your benefits and rights under your Policy, especially before you make unscheduled premium payments, change your specified face amount, change your death benefit option, change coverage provided by riders, take a loan or withdrawal, or assign or surrender the Policy. Under current federal income tax law, the taxable portion of distributions from variable life contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends.


INSURANCE PROCEEDS

o Insurance proceeds are generally excludable from your beneficiary's gross income to the extent provided in Section 101 of the Internal Revenue Code ("Code").

o In the case of employer-owned life insurance as defined in Section 101(j) of the Code, the amount of the death benefit excludable from gross income is limited to premiums paid unless the Policy falls within certain specified exceptions and a notice and consent requirement is satisfied before the Policy is issued. Certain specified exceptions are based on the status of an employee as highly compensated, a director, or recently employed. There are also exceptions for Policy proceeds paid to an employee's heirs. These exceptions only apply if proper notice is given to the insured employee and consent is received from the insured employee before the issuance of the Policy. These rules apply to Policies issued August 18, 2006 and later and also apply to Policies issued before August 18, 2006 after a material increase in the death benefit or other material change. An IRS reporting requirement applies to employer-owned life insurance subject to these rules. Because these rules are complex and will affect the tax treatment of death benefits, it is advisable to consult tax counsel. The death benefit will also be taxable in the case of a transfer-for-value unless certain exceptions apply.

o The death proceeds may be subject to federal estate tax: (i) if paid to the insured's estate or (ii) if paid to a different beneficiary if the insured possessed incidents of ownership at or within three years before death.

o If you die before the insured, the value of your Policy (determined under IRS rules) is included in your estate and may be subject to federal estate tax.

o Whether or not any federal estate tax is due is based on a number of factors including the estate size. Please consult your tax adviser for the applicable estate tax rates.

o The insurance proceeds payable upon death of the insured will never be less than the minimum amount required for the Policy to be treated as life insurance under Section 7702 of the Code, as in effect on the date the Policy was issued. The rules with respect to Policies issued on a substandard risk basis are not entirely clear.


CASH VALUE (IF YOUR POLICY IS NOT A MODIFIED ENDOWMENT CONTRACT)

o You are generally not taxed on your cash value until you withdraw it or surrender your Policy or receive a distribution (such as when your Policy terminates on the Final Date). In these cases, you are generally permitted to take withdrawals and receive other distributions up to the amount of premiums paid without any tax consequences. However, withdrawals and other distributions will be treated as gain subject to ordinary income tax after you have received amounts equal to the total premiums you paid. Somewhat different rules apply in the first 15 Policy years. Distributions during the first 15 Policy years accompanied by a reduction in Policy benefits, including distributions which must be made in order to enable the Policy to continue to qualify as a life insurance contract for federal income tax purposes, are subject to different tax rules and may be treated in whole or in part as taxable income.



SPLIT-DOLLAR INSURANCE PLANS


The IRS has issued guidance on split dollar insurance plans. A tax adviser should be consulted with respect to this guidance if you have purchased or are considering the purchase of a Policy for a split dollar insurance plan. If your split dollar plan provides deferred compensation, specific tax rules governing deferred compensation arrangements may apply. Failure to adhere to these rules will result in adverse tax consequences.

The Sarbanes-Oxley Act of 2002 (the "Act"), which was signed into law on July 30, 2002, prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on U.S. exchanges, from extending, directly or indirectly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted to apply to certain split-dollar life insurance arrangements for directors and executive officers of such companies, since at least some such arrangements can arguably be viewed as involving a loan from the employer for at least some purposes.

Any affected business contemplating the payment of a premium on an existing Policy or the purchase of a new Policy in connection with a split-dollar life insurance arrangement should consult legal counsel.


LOANS

o Loan amounts you receive will generally not be subject to income tax, unless your Policy is or becomes a modified endowment contract, is exchanged or terminates. Loans from or secured by a Policy that is not classified as a modified endowment contract should not generally be treated as a taxable distribution so long as the Policy stays in force.

o Interest on loans is generally not deductible. For businesses that own a Policy, at least part of the interest deduction unrelated to the Policy may be disallowed unless the insured is a 20% owner, officer, director or employee of the business.


o If your Policy terminates (upon surrender, cancellation lapse or, in most cases, exchange) while any Policy loan is outstanding, the amount of the loan plus accrued interest thereon will be deemed to be a "distribution" to you. Any such distribution will have the same tax consequences as any other Policy distribution. In the case of an outstanding loan at the time of an exchange, the cancelled loan will generally be taxed to the extent of any policy gain. Since amounts borrowed reduce the cash value that will be distributed to you if the Policy is surrendered, cancelled or lapses, any cash value distributed to you in these circumstances may be insufficient to pay the income tax on any gain.

o A loan that is taken from, or secured by, a Policy may have tax consequences. A loan from or secured by a Policy that is not classified as a modified endowment contract should generally not be treated as a taxable distribution so long as the Policy stays in force. A tax adviser should be consulted when considering a loan.



MODIFIED ENDOWMENT CONTRACTS

These contracts are life insurance policies where the premiums paid during the first 7 years after the Policy is issued, or after a material change in the Policy, exceeds tax law limits referred to as the "7-pay test." Material changes in the Policy include changes in the level of benefits, receipt of an unnecessary premium and certain other changes to your Policy after the issue date. Unnecessary premiums are premiums paid into the Policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the most recent 7-pay testing period. Reductions in benefits during a 7-pay testing period also may cause your Policy to become a modified endowment contract. Generally, a life insurance policy that is received in exchange for a modified endowment contract will also be considered a modified endowment contract. The IRS has promulgated a procedure for the correction of inadvertent modified endowment contracts that may provide relief in limited circumstances.

Due to the flexibility of the Policies as to premiums and benefits, the individual circumstances of each Policy will determine whether it is classified as a modified endowment contract.

If your Policy is considered a modified endowment contract the following applies:

o The death benefit will still generally be income tax free to your beneficiary, to the extent discussed above.

o Amounts withdrawn or distributed before the insured's death, including (without limitation) loans taken from or secured by the Policy, assignments and pledges, are (to the extent of any gain in your Policy) treated as income first and subject to income tax. All modified endowment contracts you purchase from us and our affiliates during the same calendar year are treated as a single contract for purposes of determining the amount of any such income.

o You will generally owe an additional 10% tax penalty on the taxable portion of the amounts you receive before age 59 1/2 except if you are disabled or if the distribution is part of a series of substantially equal periodic payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your beneficiary. -The foregoing exceptions to the 10% -additional tax generally do not apply to a Policy owner that is a non-natural person, such as a corporation.

o If a Policy becomes a modified endowment contract, distributions that occur during the Policy year will be taxed as distributions from a modified endowment contract. In addition, distributions from a Policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.


DIVERSIFICATION

In order for your Policy to qualify as life insurance, we must comply with certain diversification standards with respect to the investments underlying the Policy. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be able to be corrected. Failure to meet these standards would result in immediate taxation to Policy Owners of gains under their Policy. If Portfolio shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status, or to non-qualified plans, there could be adverse consequences under the diversification rules.


INVESTOR CONTROL

In some circumstances, Owners of variable contracts who retain excessive control over the investment of the underlying Separate Account assets may be treated as the Owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Policies, we believe that the Owner of a Policy should not be treated as an owner of the assets in our Separate Account. We reserve the right to modify the Policies to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Policies from being treated as the owners of the underlying Separate Account assets.


ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES

The transfer of the Policy or the designation of a Beneficiary may have Federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. When the insured dies, the death proceeds will generally be includable in the Policy Owner's estate for purposes of the Federal estate tax if the Policy Owner was the insured, if the insured possessed incidents of ownership in the Policy at the time of death, or the insured made a gift transfer of the policy within three years of death. If the Policy Owner was not the insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death.

Moreover, under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Policy Owner. Regulations issued under the Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Policy ownership and distributions under Federal, state and local law. The individual situation of each Policy Owner or beneficiary will determine the extent, if any, to which Federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of Federal, state and local estate, inheritance, generation-skipping transfer and other taxes.


In general, current rules provide for a $10 million federal estate, gift and generation-skipping transfer tax exemption (as indexed for inflation) and a top tax rate of 40 percent through the year 2025.


The complexity of the tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.


WITHHOLDING

To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's Federal income tax liability. Recipients can generally elect however, not to have tax withheld from distributions.


LIFE INSURANCE PURCHASES BY RESIDENTS OF PUERTO RICO

In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the IRS announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. source income that is generally subject to United States Federal income tax.


LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS  -AND FOREIGN CORPORATIONS

Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance Policy purchase.


BUSINESS USES OF POLICY

Businesses can use the policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. As noted, in the case of a business owned Policy, the provisions of Section 101(j) of the Code may limit the amount of the death benefit excludable from gross income unless a specified exception applies and a notice and consent requirement is satisfied, as discussed above. If you are contemplating a change to an existing Policy or purchasing a Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser.

TRANSFER OF ISSUED LIFE INSURANCE POLICIES TO THIRD PARTIES

If you transfer the Policy to a third party, including a sale of the Policy to a life settlement company, such transfer for value may be taxable. The death benefit will also be taxable in the case of a transfer for value unless certain exceptions apply. We may be required to report certain information to the IRS, as required under ITC section 6050Y and applicable regulations. You should consult with a qualified tax advisor for further information prior to transferring the Policy.



CHANGES TO TAX RULES AND INTERPRETATIONS

Changes in applicable tax laws, rules and interpretations can adversely affect the tax treatment of your Policy. These changes may take effect retroactively. We reserve the right to amend the Policy in any way necessary to avoid any adverse tax treatment. Examples of changes that could create adverse tax consequences include:

o Possible taxation of cash value transfers ;


o Possible taxation as if you were the owner of your allocable portion of the Separate Account's assets;


o Possible changes in the tax treatment of Policy benefits and rights.


TAX CREDITS AND DEDUCTIONS

MetLife may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Policy Owners since MetLife is the owner of the assets from which the tax benefits are derived.


THE COMPANY'S INCOME TAXES

Under current federal income tax law we are not taxed on the Separate Account's operations. Thus, currently we do not deduct a charge from the Separate Account for company federal income taxes. (We do deduct a charge for federal taxes from premiums.) We reserve the right to charge the Separate Account for any future federal income taxes we may incur. Under current laws we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.



SALE AND DISTRIBUTION OF THE POLICIES

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.



FINANCIAL STATEMENTS

You can find the financial statements of the Separate Account and the financial statements of Metropolitan Life Insurance Company in the Statement of Additional Information. You may obtain a copy of the Statement of Additional Information, without charge, by e-mailing us at rcg@metlife.com or by calling 800-MET-5000. Our financial statements should be considered only as bearing upon our ability to meet our obligations under the Policy.

                         EQUITY ADVANTAGE VUL AND ULII

              FLEXIBLE PREMIUM MULTIFUNDED LIFE INSURANCE POLICIES


                     METROPOLITAN LIFE SEPARATE ACCOUNT UL


                 ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY


                      STATEMENT OF ADDITIONAL INFORMATION
                                    (PART B)


                                 APRIL 29, 2019



     This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to (a) for Equity Advantage VUL Policies, the prospectus dated April 28, 2008, as supplemented, and (b) for ULII Policies the prospectus dated May 1, 2003, as supplemented, and should be read in conjunction therewith. A copy of the prospectus for Equity Advantage VUL and the prospectus for ULII may be obtained by writing to MetLife, P.O. Box 543, Warwick, RI 02887-0543. YOU CAN OBTAIN PROSPECTUSES FOR THE PORTFOLIOS BY CALLING 1-800-638-5000.

                               TABLE OF CONTENTS




                                                             PAGE
                                                            -----
THE COMPANY AND THE SEPARATE ACCOUNT.....................      3
DISTRIBUTION OF THE POLICIES.............................      3
 COMMISSIONS ON EQUITY ADVANTAGE VUL POLICIES............      3
 COMMISSIONS ON ULII POLICIES............................      4
INCOME PLANS.............................................      4
POTENTIAL CONFLICTS OF INTEREST..........................      5
LIMITS TO METLIFE'S RIGHT TO CHALLENGE THE POLICY........      5
MISSTATEMENT OF AGE OR SEX...............................      5
REPORTS..................................................      5
PERFORMANCE DATA.........................................      6
PERSONALIZED ILLUSTRATIONS...............................      6
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM............      7
FINANCIAL STATEMENTS.....................................      7

                      THE COMPANY AND THE SEPARATE ACCOUNT



     Metropolitan Life Insurance Company is a provider of insurance, annuities, employee benefits and asset management. We are also one of the largest institutional investors in the United States with a $264.3 billion general account portfolio invested primarily in investment grade corporate bonds, structured finance securities, mortgage loans and U.S. Treasury and agency securities, as well as real estate and corporate equity, at December 31, 2018. The Company was incorporated under the laws of New York in 1868. The Company's office is located at 200 Park Avenue, New York, New York 10166-0188. The Company is a wholly-owned subsidiary of MetLife, Inc.



     We established the Separate Account under New York law on December 13, 1988. The Separate Account receives premium payments from the Policies described in the Prospectus and other variable life insurance policies that we issue. We have registered the Separate Account as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act").


     For more information about MetLife, please visit our website at www.metlife.com


                          DISTRIBUTION OF THE POLICIES


     MetLife Investors Distribution Company ("MLIDC"), 200 Park Avenue, New York, New York 10166, is the principal underwriter and distributor of the Policies. MLIDC, which is our affiliate, is registered under the Securities Exchange Act of 1934 (the "34 Act") as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").


     The Policies were sold through licensed life insurance sales representatives associated with our former affiliates MetLife Securities, Inc. ("MSI") and New England Securities Corporation (which merged into MSI effective January 2, 2015). On July 1, 2016, MSI was sold by MetLife, Inc. to Massachusetts Mutual Life Insurance Company and is no longer our affiliate. The Policies may also have been sold through licensed life insurance sales representatives associated with other broker-dealers with which MLIDC entered into a selling agreement.


     The UL II Policies were no longer sold after December 31, 2000. Beginning January 1, 2009, the Equity Advantage VUL Policies were no longer sold.


COMMISSIONS ON EQUITY ADVANTAGE VUL POLICIES


     MLIDC received sales compensation with respect to the Policies in the following amounts.



                                       AGGREGATE AMOUNT OF
                                       COMMISSIONS RETAINED
                 AGGREGATE AMOUNT OF   BY DISTRIBUTOR AFTER
                 COMMISSIONS PAID TO   PAYMENTS TO SELLING
  FISCAL YEAR        DISTRIBUTOR              FIRMS
--------------- --------------------- ---------------------
   2018.........$2,324,876            $0
   2017.........$2,763,903            $0
   2016.........$3,201,544            $0

     The calculation of maximum commissions payable for the Equity Advantage VUL Policies is described in the prospectus.


COMMISSIONS ON ULII POLICIES


     MLIDC received sales compensation with respect to the Policies in the following amounts.



                                       AGGREGATE AMOUNT OF
                                       COMMISSIONS RETAINED
                 AGGREGATE AMOUNT OF   BY DISTRIBUTOR AFTER
                 COMMISSIONS PAID TO   PAYMENTS TO SELLING
  FISCAL YEAR        DISTRIBUTOR              FIRMS
--------------- --------------------- ---------------------
   2018.........$168,039              $0
   2017.........$187,561              $0
   2016.........$435,892              $0


     The calculation of maximum commissions payable for the ULII Policies is described in the prospectus for ULII.


                                  INCOME PLANS


     Generally, you can receive the Policy's insurance proceeds, amounts payable at the Final date or amounts paid upon surrender of your Policy under an income plan instead of in a lump sum. Before you choose an income plan you should consider:

    o The tax consequences associated with the Policy proceeds, which can vary considerably, depending on whether a plan is chosen. You or your beneficiary should consult with a qualified tax adviser about tax consequences.

    o That your Policy will terminate at the time you commence an income plan and you will receive a new contract, which describes the terms of the income plan. You should carefully review the terms of the new contract, because it contains important information about the terms and conditions of the income plan.

    o The rates of return that we credit under these plans are not based on the performance of any of the Portfolios. Generally, we currently make the following income plans available:

    o  Interest Income

    o  Installment Income for a Stated Amount

    o  Joint and Survivor Life Income

    o  Installment Income for a Stated Period

    o  Single Life Income-Guaranteed Payment Period

    o  Single Life Income-Guaranteed Return

                        POTENTIAL CONFLICTS OF INTEREST


     The Portfolio's Boards of Trustees monitor events to identify conflicts that may arise from the sale of Portfolio shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies and qualified plans. Conflicts could result from changes in state insurance law or Federal income tax law, changes in investment management of a Portfolio, or differences in voting instructions given by variable life and variable annuity contract owners and qualified plans, if applicable. If there is a material conflict, the Board of Trustees will determine what action should be taken, including the removal of the affected Division from the Portfolio(s), if necessary. If we believe any Portfolio action is insufficient, we will consider taking other action to protect Policy Owners. There could, however, be unavoidable delays or interruptions of operations of the Separate Account that we may be unable to remedy.


               LIMITS TO METLIFE'S RIGHT TO CHALLENGE THE POLICY


     We will not contest your Policy after two Policy years from issue or reinstatement (excluding riders added later). We will not contest an increase in a death benefit after it has been in effect for two years.


                           MISSTATEMENT OF AGE OR SEX


     We will adjust benefits to reflect the correct age and sex of the insured, if this information is not correct in the Policy application.


                                    REPORTS


     Generally, you will promptly receive statements confirming your significant transactions such as:

    o  Change in specified face amount.

    o  Change in death benefit options.

    o  Changes in guarantees.

    o Transfers among Divisions (including those through Automated Investment Strategies, which are confirmed quarterly).

    o  Partial withdrawals.

    o  Loan amounts you request.

    o  Loan repayments and premium payments.


     If your premium payments are made through preauthorized checking arrangement or another systematic payment method, we will not send you any confirmation in addition to the one you receive from your bank or employer.


     We will also send you an annual statement within 30 days after a Policy year. The statement will summarize the year's transactions and include information on:

    o  Deductions and charges.

    o  Status of the death benefit.

    o  Cash and cash surrender values.

    o  Amounts in the Divisions and Fixed Account.

    o  Status of Policy loans.

    o  Automatic loans to pay interest.

    o  Information on your modified endowment contract status (if applicable).


     We will also send you a Fund's annual and semi-annual reports to shareholders.


                                PERFORMANCE DATA


     We may provide information concerning the historical investment experience of the Divisions, including average annual net rates of return for periods of one, three, five, and ten years, as well as average annual net rates of return and total net rates of return since inception of the Portfolios. These net rates of return represent past performance and are not an indication of future performance. Cost of insurance, sales, premium tax, and mortality and expense risk charges, which can significantly reduce the return to the Policy Owner, are not reflected in these rates. The rates of return reflect only the fees and expenses of the underlying Portfolios. The net rates of return show performance from the inception of the Portfolios, which in some instances, may precede the inception date of the corresponding Division.


                           PERSONALIZED ILLUSTRATIONS


     We may provide personalized illustrations showing how the Policies work based on assumptions about investment returns and the Policy Owner's and/or insured's characteristics. The illustrations are intended to show how the death benefit, cash surrender value, and cash value could vary over an extended period of time assuming hypothetical gross rates of return (i.e., investment income and capital gains and losses, realized or unrealized) for the Separate Account equal to specified constant after-tax rates of return. One of the gross rates of return will be 0%. Gross rates of return do not reflect the deduction of any charges and expenses. The illustrations will be based on specified assumptions, such as face amount, premium payments, insured, underwriting class, and death benefit option. Illustrations will disclose the specific assumptions upon which they are based. Values will be given based on guaranteed mortality and expense risk and other charges and may also be based on current mortality and expense risk and other charges.


     The illustrated death benefit, cash surrender value, and cash value for a hypothetical Policy would be different, either higher or lower, from the amounts shown in the illustration if the actual gross rates of return averaged the gross rates of return upon which the illustration is based, but varied above and below the average during the period, or if premiums were paid in other amounts or at other than annual intervals. For example, as a result of variations in actual returns, additional premium payments beyond those illustrated may be necessary to maintain the Policy in force for the periods shown or to realize the Policy values shown in particular illustrations even if the average rate of return is realized.


     Illustrations may also show the internal rate of return on the cash surrender value and the death benefit. The internal rate of return on the cash surrender value is equivalent to an interest rate (after taxes) at which an amount equal to the illustrated premiums could have been invested outside the Policy to arrive at the cash surrender value of the Policy. The internal rate of return on the death benefit is equivalent to an interest rate (after taxes) at which an amount equal to the illustrated premiums could have been invested outside the Policy to arrive at the death benefit of the Policy. Illustrations may also show values based on the historical performance of the Divisions of the Separate Account.


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


     The financial statements and financial highlights comprising each of the Divisions of Metropolitan Life Separate Account UL included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


     The consolidated financial statements and related financial statement schedules of Metropolitan Life Insurance Company and subsidiaries included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


     The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.


                              FINANCIAL STATEMENTS



     The financial statements of the Separate Account and the financial statements of Metropolitan Life Insurance Company are attached. Our financial statements should be considered only as bearing upon our ability to meet our obligations under the Policy.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Policy Owners of
Metropolitan Life Separate Account UL
and Board of Directors of
Metropolitan Life Insurance Company

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of Metropolitan Life Separate Account UL (the "Separate Account") of Metropolitan Life Insurance Company (the "Company") comprising each of the individual Divisions listed in Note 2A and 3A as of December 31, 2018, the related statements of operations for the three years then ended, the statements of changes in net assets for each of the three years in the period then ended, and the financial highlights in Note 8 for each of the five years in the period then ended for the Divisions, except for the Divisions included in the table below; the related statements of operations, changes in net assets, and the financial highlights for the Divisions and periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Divisions constituting the Separate Account of the Company as of December 31, 2018, and the results of their operations for the three years then ended (or for the periods listed in the table below), the changes in their net assets for each of the three years in the period then ended (or for the periods listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

--------------------------------------------------------------------------------------------------------------------------

     INDIVIDUAL DIVISIONS                                               STATEMENTS OF
    COMPRISING THE SEPARATE       STATEMENT OF                           CHANGES IN
            ACCOUNT                OPERATIONS                            NET ASSETS            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
  BHFTI Allianz Global         For the period from January 1, 2018 to                     For the period from January 1,
  Investors Dynamic Multi-     April 27, 2018 and the years ended                         2018 to April 27, 2018 and the
  Asset Plus Division          December 31, 2017 and 2016                                 years ended December 31, 2017,
                                                                                          2016, 2015, and the period from
                                                                                          April 28, 2014 (commencement
                                                                                          of operations) through
                                                                                          December 31, 2014

--------------------------------------------------------------------------------------------------------------------------
  BHFTI Schroders Global       For the period from January 1, 2018 to                     For the period from January 1,
  Multi-Asset II Division      April 27, 2018 and the years ended                         2018 to April 27, 2018 and the
                               December 31, 2017 and 2016                                 years ended December 31, 2017,
                                                                                          2016, 2015, and 2014

--------------------------------------------------------------------------------------------------------------------------
  BHFTI PanAgora Global        For the years ended December 31, 2018,                     For the years ended December 31,
  Diversified Risk Division    2017 and 2016                                              2018, 2017, 2016, 2015, and the
                                                                                          period from April 28, 2014
                                                                                          through December 31, 2014
                                                                                          (commenced April 28, 2014 and
                                                                                          began transactions in 2015)

--------------------------------------------------------------------------------------------------------------------------
  BHFTII MFS(R) Value II       For the period from January 1, 2018 to                     For the period from January 1,
  Division                     April 27, 2018 and the years ended                         2018 to April 27, 2018 and the
                               December 31, 2017 and 2016                                 years ended December 31, 2017,
                                                                                          2016, 2015, and 2014

--------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

     INDIVIDUAL DIVISIONS                                                                                 STATEMENTS OF
    COMPRISING THE SEPARATE      STATEMENT OF                                                              CHANGES IN
            ACCOUNT               OPERATIONS                                                               NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Government     For the years ended December 31, 2018, 2017, and the period from April 29,
  Money Market Division       2016 (commencement of operations) through December 31, 2016

------------------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Enterprise  For the years ended December 31, 2018, 2017, and 2016 (commenced May 3,
  Division                    2010 and began transactions in 2016)

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

     INDIVIDUAL DIVISIONS
    COMPRISING THE SEPARATE
            ACCOUNT           FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Government
  Money Market Division

------------------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Enterprise
  Division

------------------------------------------------------------------------------------------------------------------------------------



BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2018, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.



/s/ DELOITTE & TOUCHE LLP

Tampa, Florida
March 22, 2019



We have served as the Separate Account's auditor since 1990.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2018


                                                                                                                  AMERICAN FUNDS(R)
                                              AB VPS GLOBAL             AB VPS                 AMERICAN             GLOBAL SMALL
                                             THEMATIC GROWTH       INTERMEDIATE BOND         FUNDS(R) BOND         CAPITALIZATION
                                                DIVISION               DIVISION                DIVISION               DIVISION
                                          --------------------    --------------------   --------------------   --------------------
ASSETS:
   Investments at fair value............  $             31,667    $            153,420   $          5,696,032   $         63,507,960
   Due from Metropolitan Life
     Insurance Company..................                    --                      --                     --                     --
                                          --------------------    --------------------   --------------------   --------------------
        Total Assets....................                31,667                 153,420              5,696,032             63,507,960
                                          --------------------    --------------------   --------------------   --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company..................                    --                      --                      1                     --
                                          --------------------    --------------------   --------------------   --------------------
        Total Liabilities...............                    --                      --                      1                     --
                                          --------------------    --------------------   --------------------   --------------------

NET ASSETS..............................  $             31,667    $            153,420   $          5,696,031   $         63,507,960
                                          ====================    ====================   ====================   ====================


 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018




                                  AMERICAN FUNDS(R)     AMERICAN FUNDS(R)     AMERICAN FUNDS(R)     AMERICAN FUNDS(R)
                                       GROWTH             GROWTH-INCOME       HIGH-INCOME BOND        INTERNATIONAL
                                      DIVISION              DIVISION              DIVISION              DIVISION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $        185,071,907  $        109,820,875  $              8,286  $          1,837,064
   Due from Metropolitan Life
     Insurance Company........                    21                    63                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........           185,071,928           109,820,938                 8,286             1,837,064
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $        185,071,928  $        109,820,938  $              8,286  $          1,837,064
                                ====================  ====================  ====================  ====================

                                     AMERICAN
                                   FUNDS(R) U.S.                               BHFTI AMERICAN        BHFTI AMERICAN
                                  GOVERNMENT/AAA-        BHFTI AB GLOBAL      FUNDS(R) BALANCED      FUNDS(R) GROWTH
                                 RATED SECURITIES      DYNAMIC ALLOCATION        ALLOCATION            ALLOCATION
                                     DIVISION               DIVISION              DIVISION              DIVISION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $             54,812  $             77,749  $          1,179,440  $          2,141,745
   Due from Metropolitan Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........                54,812                77,749             1,179,440             2,141,745
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $             54,812  $             77,749  $          1,179,440  $          2,141,745
                                ====================  ====================  ====================  ====================


                                   BHFTI AMERICAN             BHFTI
                                  FUNDS(R) MODERATE        AQR GLOBAL
                                     ALLOCATION           RISK BALANCED
                                      DIVISION              DIVISION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $          1,413,851  $            144,867
   Due from Metropolitan Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Assets..........             1,413,851               144,867
                                --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Liabilities.....                    --                    --
                                --------------------  --------------------

NET ASSETS....................  $          1,413,851  $            144,867
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                        BHFTI
                                  BLACKROCK GLOBAL       BHFTI BRIGHTHOUSE     BHFTI BRIGHTHOUSE      BHFTI BRIGHTHOUSE
                                 TACTICAL STRATEGIES   ASSET ALLOCATION 100      BALANCED PLUS         SMALL CAP VALUE
                                      DIVISION               DIVISION              DIVISION               DIVISION
                                ---------------------  --------------------  ---------------------  --------------------
ASSETS:
   Investments at fair value..  $             421,493  $         22,677,558  $             365,405  $            927,713
   Due from Metropolitan Life
     Insurance Company........                     --                    --                     --                    --
                                ---------------------  --------------------  ---------------------  --------------------
        Total Assets..........                421,493            22,677,558                365,405               927,713
                                ---------------------  --------------------  ---------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                     --                    --                     --                    --
                                ---------------------  --------------------  ---------------------  --------------------
        Total Liabilities.....                     --                    --                     --                    --
                                ---------------------  --------------------  ---------------------  --------------------

NET ASSETS....................  $             421,493  $         22,677,558  $             365,405  $            927,713
                                =====================  ====================  =====================  ====================

                                 BHFTI BRIGHTHOUSE/    BHFTI BRIGHTHOUSE/     BHFTI BRIGHTHOUSE/
                                  ABERDEEN EMERGING         TEMPLETON             WELLINGTON           BHFTI CLARION
                                   MARKETS EQUITY      INTERNATIONAL BOND     LARGE CAP RESEARCH    GLOBAL REAL ESTATE
                                      DIVISION              DIVISION               DIVISION              DIVISION
                                --------------------  ---------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $          1,188,878  $             257,603  $        405,410,341  $         25,078,849
   Due from Metropolitan Life
     Insurance Company........                    --                     --                     2                    --
                                --------------------  ---------------------  --------------------  --------------------
        Total Assets..........             1,188,878                257,603           405,410,343            25,078,849
                                --------------------  ---------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                     --                    --                    --
                                --------------------  ---------------------  --------------------  --------------------
        Total Liabilities.....                    --                     --                    --                    --
                                --------------------  ---------------------  --------------------  --------------------

NET ASSETS....................  $          1,188,878  $             257,603  $        405,410,343  $         25,078,849
                                ====================  =====================  ====================  ====================

                                                          BHFTI HARRIS
                                  BHFTI CLEARBRIDGE          OAKMARK
                                  AGGRESSIVE GROWTH       INTERNATIONAL
                                      DIVISION              DIVISION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $         38,082,044  $         36,102,930
   Due from Metropolitan Life
     Insurance Company........                    --                     1
                                --------------------  --------------------
        Total Assets..........            38,082,044            36,102,931
                                --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Liabilities.....                    --                    --
                                --------------------  --------------------

NET ASSETS....................  $         38,082,044  $         36,102,931
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                    BHFTI INVESCO                              BHFTI JPMORGAN
                                    BALANCED-RISK         BHFTI INVESCO            GLOBAL            BHFTI JPMORGAN
                                     ALLOCATION         SMALL CAP GROWTH      ACTIVE ALLOCATION      SMALL CAP VALUE
                                      DIVISION              DIVISION              DIVISION              DIVISION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $             55,693  $          6,811,775  $            213,265  $            354,379
   Due from Metropolitan Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........                55,693             6,811,775               213,265               354,379
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                     1                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    --                     1                    --                    --
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $             55,693  $          6,811,774  $            213,265  $            354,379
                                ====================  ====================  ====================  ====================

                                        BHFTI                 BHFTI                 BHFTI                 BHFTI
                                    LOOMIS SAYLES      METLIFE MULTI-INDEX     MFS(R) RESEARCH       MORGAN STANLEY
                                   GLOBAL MARKETS         TARGETED RISK         INTERNATIONAL        MID CAP GROWTH
                                      DIVISION              DIVISION              DIVISION              DIVISION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $            350,341  $            152,733  $         16,248,353  $        258,506,705
   Due from Metropolitan Life
     Insurance Company........                    --                    --                     1                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........               350,341               152,733            16,248,354           258,506,705
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --                    --                     8
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    --                    --                    --                     8
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $            350,341  $            152,733  $         16,248,354  $        258,506,697
                                ====================  ====================  ====================  ====================

                                                              BHFTI
                                  BHFTI OPPENHEIMER      PANAGORA GLOBAL
                                    GLOBAL EQUITY       DIVERSIFIED RISK
                                      DIVISION              DIVISION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $         50,616,904  $                406
   Due from Metropolitan Life
     Insurance Company........                    34                    --
                                --------------------  --------------------
        Total Assets..........            50,616,938                   406
                                --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Liabilities.....                    --                    --
                                --------------------  --------------------

NET ASSETS....................  $         50,616,938  $                406
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                        BHFTI                                                             BHFTI
                                   PIMCO INFLATION            BHFTI            BHFTI SCHRODERS       SSGA GROWTH AND
                                   PROTECTED BOND      PIMCO TOTAL RETURN    GLOBAL MULTI-ASSET        INCOME ETF
                                      DIVISION              DIVISION              DIVISION              DIVISION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $          9,403,724  $         46,880,854  $             88,678  $          7,736,455
   Due from Metropolitan Life
     Insurance Company........                     1                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........             9,403,725            46,880,854                88,678             7,736,455
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                     1                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    --                     1                    --                    --
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $          9,403,725  $         46,880,853  $             88,678  $          7,736,455
                                ====================  ====================  ====================  ====================

                                                                                                          BHFTI
                                        BHFTI          BHFTI T. ROWE PRICE   BHFTI T. ROWE PRICE    VICTORY SYCAMORE
                                   SSGA GROWTH ETF       LARGE CAP VALUE       MID CAP GROWTH         MID CAP VALUE
                                      DIVISION              DIVISION              DIVISION              DIVISION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $          6,727,190  $          2,873,608  $         38,942,904  $         77,710,771
   Due from Metropolitan Life
     Insurance Company........                     1                    --                     2                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........             6,727,191             2,873,608            38,942,906            77,710,771
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --                    --                     2
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    --                    --                    --                     2
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $          6,727,191  $          2,873,608  $         38,942,906  $         77,710,769
                                ====================  ====================  ====================  ====================

                                       BHFTII
                                   BAILLIE GIFFORD      BHFTII BLACKROCK
                                 INTERNATIONAL STOCK       BOND INCOME
                                      DIVISION              DIVISION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $         40,263,538  $         71,825,598
   Due from Metropolitan Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Assets..........            40,263,538            71,825,598
                                --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                     3                     8
                                --------------------  --------------------
        Total Liabilities.....                     3                     8
                                --------------------  --------------------

NET ASSETS....................  $         40,263,535  $         71,825,590
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                        BHFTII BLACKROCK
                                  BHFTII BLACKROCK         ULTRA-SHORT       BHFTII BRIGHTHOUSE     BHFTII BRIGHTHOUSE
                                CAPITAL APPRECIATION        TERM BOND        ASSET ALLOCATION 20    ASSET ALLOCATION 40
                                      DIVISION              DIVISION              DIVISION               DIVISION
                                --------------------  --------------------  ---------------------  --------------------
ASSETS:
   Investments at fair value..  $         12,506,977  $         28,316,223  $           4,080,074  $          9,992,530
   Due from Metropolitan Life
     Insurance Company........                    --                    --                     --                    --
                                --------------------  --------------------  ---------------------  --------------------
        Total Assets..........            12,506,977            28,316,223              4,080,074             9,992,530
                                --------------------  --------------------  ---------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --                     --                    --
                                --------------------  --------------------  ---------------------  --------------------
        Total Liabilities.....                    --                    --                     --                    --
                                --------------------  --------------------  ---------------------  --------------------

NET ASSETS....................  $         12,506,977  $         28,316,223  $           4,080,074  $          9,992,530
                                ====================  ====================  =====================  ====================

                                                                                    BHFTII
                                 BHFTII BRIGHTHOUSE     BHFTII BRIGHTHOUSE    BRIGHTHOUSE/ARTISAN    BHFTII BRIGHTHOUSE/
                                 ASSET ALLOCATION 60    ASSET ALLOCATION 80      MID CAP VALUE       WELLINGTON BALANCED
                                      DIVISION               DIVISION              DIVISION               DIVISION
                                ---------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value..  $          50,471,247  $         94,944,590  $         54,171,269  $         293,336,170
   Due from Metropolitan Life
     Insurance Company........                     --                    --                    42                     --
                                ---------------------  --------------------  --------------------  ---------------------
        Total Assets..........             50,471,247            94,944,590            54,171,311            293,336,170
                                ---------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                     --                    --                    --                     20
                                ---------------------  --------------------  --------------------  ---------------------
        Total Liabilities.....                     --                    --                    --                     20
                                ---------------------  --------------------  --------------------  ---------------------

NET ASSETS....................  $          50,471,247  $         94,944,590  $         54,171,311  $         293,336,150
                                =====================  ====================  ====================  =====================

                                 BHFTII BRIGHTHOUSE/
                                   WELLINGTON CORE        BHFTII FRONTIER
                                EQUITY OPPORTUNITIES      MID CAP GROWTH
                                      DIVISION               DIVISION
                                ---------------------  --------------------
ASSETS:
   Investments at fair value..  $         75,138,201   $        228,525,959
   Due from Metropolitan Life
     Insurance Company........                    14                     --
                                ---------------------  --------------------
        Total Assets..........            75,138,215            228,525,959
                                ---------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                     61
                                ---------------------  --------------------
        Total Liabilities.....                    --                     61
                                ---------------------  --------------------

NET ASSETS....................  $         75,138,215   $        228,525,898
                                =====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                           BHFTII                 BHFTII                BHFTII
                                      BHFTII            LOOMIS SAYLES          LOOMIS SAYLES       METLIFE AGGREGATE
                                  JENNISON GROWTH      SMALL CAP CORE        SMALL CAP GROWTH         BOND INDEX
                                     DIVISION             DIVISION               DIVISION              DIVISION
                                -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $        38,434,348  $         23,146,225  $         13,028,160  $        121,280,934
   Due from Metropolitan Life
     Insurance Company........                   --                   139                    --                     4
                                -------------------  --------------------  --------------------  --------------------
        Total Assets..........           38,434,348            23,146,364            13,028,160           121,280,938
                                -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    1                    --                     1                    --
                                -------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    1                    --                     1                    --
                                -------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $        38,434,347  $         23,146,364  $         13,028,159  $        121,280,938
                                ===================  ====================  ====================  ====================


                                   BHFTII METLIFE        BHFTII METLIFE        BHFTII METLIFE             BHFTII
                                 MID CAP STOCK INDEX   MSCI EAFE(R) INDEX   RUSSELL 2000(R) INDEX   METLIFE STOCK INDEX
                                      DIVISION              DIVISION              DIVISION               DIVISION
                                --------------------  --------------------  ---------------------  --------------------
ASSETS:
   Investments at fair value..  $         89,622,035  $         81,621,222   $        71,931,103   $     1,015,481,035
   Due from Metropolitan Life
     Insurance Company........                     1                     8                    20                    --
                                --------------------  --------------------  ---------------------  --------------------
        Total Assets..........            89,622,036            81,621,230            71,931,123         1,015,481,035
                                --------------------  --------------------  ---------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --                    --                    22
                                --------------------  --------------------  ---------------------  --------------------
        Total Liabilities.....                    --                    --                    --                    22
                                --------------------  --------------------  ---------------------  --------------------

NET ASSETS....................  $         89,622,036  $         81,621,230   $        71,931,123   $     1,015,481,013
                                ====================  ====================  =====================  ====================


                                       BHFTII
                                 MFS(R) TOTAL RETURN   BHFTII MFS(R) VALUE
                                      DIVISION              DIVISION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $        30,340,416   $        106,961,713
   Due from Metropolitan Life
     Insurance Company........                   --                     20
                                --------------------  --------------------
        Total Assets..........           30,340,416            106,961,733
                                --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                   --                     --
                                --------------------  --------------------
        Total Liabilities.....                   --                     --
                                --------------------  --------------------

NET ASSETS....................  $        30,340,416   $        106,961,733
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                                             BHFTII                 BHFTII                BHFTII
                                  BHFTII NEUBERGER        T. ROWE PRICE          T. ROWE PRICE        VAN ECK GLOBAL
                                   BERMAN GENESIS       LARGE CAP GROWTH       SMALL CAP GROWTH      NATURAL RESOURCES
                                      DIVISION              DIVISION               DIVISION              DIVISION
                                --------------------  ---------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value..  $        106,797,638  $          98,275,866  $        117,460,331  $             265,912
   Due from Metropolitan Life
     Insurance Company........                    29                      8                    --                     --
                                --------------------  ---------------------  --------------------  ---------------------
        Total Assets..........           106,797,667             98,275,874           117,460,331                265,912
                                --------------------  ---------------------  --------------------  ---------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                     --                    27                     --
                                --------------------  ---------------------  --------------------  ---------------------
        Total Liabilities.....                    --                     --                    27                     --
                                --------------------  ---------------------  --------------------  ---------------------

NET ASSETS....................  $        106,797,667  $          98,275,874  $        117,460,304  $             265,912
                                ====================  =====================  ====================  =====================

                                   BHFTII WESTERN
                                  ASSET MANAGEMENT       BHFTII WESTERN
                                      STRATEGIC         ASSET MANAGEMENT          DREYFUS VIF       FIDELITY(R) VIP ASSET
                                 BOND OPPORTUNITIES      U.S. GOVERNMENT      INTERNATIONAL VALUE      MANAGER: GROWTH
                                      DIVISION              DIVISION               DIVISION               DIVISION
                                --------------------  ---------------------  --------------------  ----------------------
ASSETS:
   Investments at fair value..  $         48,635,628  $          16,039,098  $            201,583  $           1,894,386
   Due from Metropolitan Life
     Insurance Company........                     5                      1                    --                     --
                                --------------------  ---------------------  --------------------  ----------------------
        Total Assets..........            48,635,633             16,039,099               201,583              1,894,386
                                --------------------  ---------------------  --------------------  ----------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                     --                    --                     --
                                --------------------  ---------------------  --------------------  ----------------------
        Total Liabilities.....                    --                     --                    --                     --
                                --------------------  ---------------------  --------------------  ----------------------

NET ASSETS....................  $         48,635,633  $          16,039,099  $            201,583  $           1,894,386
                                ====================  =====================  ====================  ======================



                                   FIDELITY(R) VIP       FIDELITY(R) VIP
                                     CONTRAFUND           EQUITY-INCOME
                                      DIVISION              DIVISION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $          2,703,695  $              1,508
   Due from Metropolitan Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Assets..........             2,703,695                 1,508
                                --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Liabilities.....                    --                    --
                                --------------------  --------------------

NET ASSETS....................  $          2,703,695  $              1,508
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                   FIDELITY(R) VIP         FIDELITY(R) VIP       FIDELITY(R) VIP        FIDELITY(R) VIP
                                    FREEDOM 2010            FREEDOM 2020          FREEDOM 2025           FREEDOM 2030
                                      DIVISION                DIVISION              DIVISION               DIVISION
                                ---------------------  ---------------------  ---------------------  ---------------------
ASSETS:
   Investments at fair value..  $             144,962  $             519,686  $             471,525  $             247,569
   Due from Metropolitan Life
      Insurance Company.......                     --                     --                     --                     --
                                ---------------------  ---------------------  ---------------------  ---------------------
        Total Assets..........                144,962                519,686                471,525                247,569
                                ---------------------  ---------------------  ---------------------  ---------------------
LIABILITIES:
   Due to Metropolitan Life
      Insurance Company.......                     --                     --                     --                     --
                                ---------------------  ---------------------  ---------------------  ---------------------
        Total Liabilities.....                     --                     --                     --                     --
                                ---------------------  ---------------------  ---------------------  ---------------------

NET ASSETS....................  $             144,962  $             519,686  $             471,525  $             247,569
                                =====================  =====================  =====================  =====================

                                                                                 FIDELITY(R) VIP
                                   FIDELITY(R) VIP         FIDELITY(R) VIP         GOVERNMENT            FIDELITY(R) VIP
                                    FREEDOM 2040            FREEDOM 2050          MONEY MARKET             HIGH INCOME
                                      DIVISION                DIVISION              DIVISION                DIVISION
                                ---------------------  ---------------------  ---------------------  ---------------------
ASSETS:
   Investments at fair value..  $             249,528  $             206,173  $           2,990,902  $             488,004
   Due from Metropolitan Life
      Insurance Company.......                     --                     --                      1                     --
                                ---------------------  ---------------------  ---------------------  ---------------------
        Total Assets..........                249,528                206,173              2,990,903                488,004
                                ---------------------  ---------------------  ---------------------  ---------------------
LIABILITIES:
   Due to Metropolitan Life
      Insurance Company.......                     --                     12                     --                     --
                                ---------------------  ---------------------  ---------------------  ---------------------
        Total Liabilities.....                     --                     12                     --                     --
                                ---------------------  ---------------------  ---------------------  ---------------------

NET ASSETS....................  $             249,528  $             206,161  $           2,990,903  $             488,004
                                =====================  =====================  =====================  =====================

                                    FIDELITY(R) VIP
                                      INVESTMENT          FIDELITY(R) VIP
                                      GRADE BOND              MID CAP
                                       DIVISION              DIVISION
                                ---------------------  ---------------------
ASSETS:
   Investments at fair value..  $           1,177,337  $             212,284
   Due from Metropolitan Life
      Insurance Company.......                     --                     --
                                ---------------------  ---------------------
        Total Assets..........              1,177,337                212,284
                                ---------------------  ---------------------
LIABILITIES:
   Due to Metropolitan Life
      Insurance Company.......                     --                     --
                                ---------------------  ---------------------
        Total Liabilities.....                     --                     --
                                ---------------------  ---------------------

NET ASSETS....................  $           1,177,337  $             212,284
                                =====================  =====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                             FTVIPT
                                       FTVIPT            FRANKLIN MUTUAL        FTVIPT FRANKLIN      FTVIPT TEMPLETON
                                 FRANKLIN INCOME VIP  GLOBAL DISCOVERY VIP     MUTUAL SHARES VIP        FOREIGN VIP
                                      DIVISION              DIVISION               DIVISION              DIVISION
                                --------------------  ---------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $             67,461  $            641,216   $            104,011  $          6,481,304
   Due from Metropolitan Life
     Insurance Company........                    --                    --                     --                    --
                                --------------------  ---------------------  --------------------  --------------------
        Total Assets..........                67,461               641,216                104,011             6,481,304
                                --------------------  ---------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --                     --                    --
                                --------------------  ---------------------  --------------------  --------------------
        Total Liabilities.....                    --                    --                     --                    --
                                --------------------  ---------------------  --------------------  --------------------

NET ASSETS....................  $             67,461  $            641,216   $            104,011  $          6,481,304
                                ====================  =====================  ====================  ====================

                                                                                GOLDMAN SACHS
                                  FTVIPT TEMPLETON           GOLDMAN          SMALL CAP EQUITY
                                   GLOBAL BOND VIP     SACHS MID-CAP VALUE        INSIGHTS        INVESCO V.I. COMSTOCK
                                      DIVISION              DIVISION              DIVISION              DIVISION
                                --------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value..  $            861,342  $             51,582  $              6,624  $            460,713
   Due from Metropolitan Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  ---------------------
        Total Assets..........               861,342                51,582                 6,624               460,713
                                --------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  ---------------------
        Total Liabilities.....                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  ---------------------

NET ASSETS....................  $            861,342  $             51,582  $              6,624  $            460,713
                                ====================  ====================  ====================  =====================


                                    INVESCO V.I.               JANUS
                                INTERNATIONAL GROWTH    HENDERSON BALANCED
                                      DIVISION               DIVISION
                                ---------------------  --------------------
ASSETS:
   Investments at fair value..  $            323,273   $          1,329,030
   Due from Metropolitan Life
     Insurance Company........                    --                     --
                                ---------------------  --------------------
        Total Assets..........               323,273              1,329,030
                                ---------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                     --
                                ---------------------  --------------------
        Total Liabilities.....                    --                     --
                                ---------------------  --------------------

NET ASSETS....................  $            323,273   $          1,329,030
                                =====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                   JANUS HENDERSON             JANUS                 JANUS                 JANUS
                                     ENTERPRISE           HENDERSON FORTY     HENDERSON OVERSEAS    HENDERSON RESEARCH
                                      DIVISION               DIVISION              DIVISION              DIVISION
                                ---------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $             363,384  $            332,413  $             24,385  $            330,470
   Due from Metropolitan Life
     Insurance Company........                     --                    --                    --                    --
                                ---------------------  --------------------  --------------------  --------------------
        Total Assets..........                363,384               332,413                24,385               330,470
                                ---------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                     --                    --                    --                    --
                                ---------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                     --                    --                    --                    --
                                ---------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $             363,384  $            332,413  $             24,385  $            330,470
                                =====================  ====================  ====================  ====================

                                                                                                     MORGAN STANLEY
                                     MFS(R) VIT            MFS(R) VIT           MFS(R) VIT II         VIF EMERGING
                                    GLOBAL EQUITY         NEW DISCOVERY          HIGH YIELD           MARKETS DEBT
                                      DIVISION              DIVISION              DIVISION              DIVISION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $             39,820  $             19,366  $            150,350  $          1,085,951
   Due from Metropolitan Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........                39,820                19,366               150,350             1,085,951
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $             39,820  $             19,366  $            150,350  $          1,085,951
                                ====================  ====================  ====================  ====================

                                   MORGAN STANLEY
                                    VIF EMERGING            PIMCO VIT
                                   MARKETS EQUITY           ALL ASSET
                                      DIVISION              DIVISION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $          4,401,714  $            140,438
   Due from Metropolitan Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Assets..........             4,401,714               140,438
                                --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Liabilities.....                    --                    --
                                --------------------  --------------------

NET ASSETS....................  $          4,401,714  $            140,438
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2018


                                       PIMCO VIT
                                COMMODITYREALRETURN(R)        PIMCO VIT             PUTNAM VT
                                       STRATEGY             LOW DURATION       INTERNATIONAL VALUE     ROYCE MICRO-CAP
                                       DIVISION               DIVISION              DIVISION              DIVISION
                                ----------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..   $             24,125   $            959,123  $              4,441  $             10,008
   Due from Metropolitan Life
     Insurance Company........                     --                     --                    --                    --
                                ----------------------  --------------------  --------------------  --------------------
        Total Assets..........                 24,125                959,123                 4,441                10,008
                                ----------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                     --                      1                    --                    --
                                ----------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                     --                      1                    --                    --
                                ----------------------  --------------------  --------------------  --------------------

NET ASSETS....................   $             24,125   $            959,122  $              4,441  $             10,008
                                ======================  ====================  ====================  ====================



                                   ROYCE SMALL-CAP
                                      DIVISION
                                --------------------
ASSETS:
   Investments at fair value..  $             13,520
   Due from Metropolitan Life
     Insurance Company........                    --
                                --------------------
        Total Assets..........                13,520
                                --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --
                                --------------------
        Total Liabilities.....                    --
                                --------------------

NET ASSETS....................  $             13,520
                                ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016



                                                                                AB VPS GLOBAL THEMATIC GROWTH
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2018                   2017                   2016
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                 --   $                 88   $                 --
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                     --
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................                    --                     88                     --
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --                     --
      Realized gains (losses) on sale of investments.......                   255                  2,867                    877
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................                   255                  2,867                    877
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...               (3,771)                  8,219                (1,193)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................               (3,516)                 11,086                  (316)
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $            (3,516)   $             11,174   $              (316)
                                                             ====================   ====================   ====================


                                                                                  AB VPS INTERMEDIATE BOND
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2018                   2017                   2016
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $              1,502   $              3,922   $              2,736
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                     --
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................                 1,502                  3,922                  2,736
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 2,128                  1,238                  1,264
      Realized gains (losses) on sale of investments.......                 (128)                (3,842)                  (186)
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................                 2,000                (2,604)                  1,078
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...               (3,792)                  2,197                     49
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................               (1,792)                  (407)                  1,127
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $              (290)   $              3,515   $              3,863
                                                             ====================   ====================   ====================


                                                                                   AMERICAN FUNDS(R) BOND
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2018                   2017                   2016
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            143,554   $            128,797   $            110,564
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                 9,184                  9,943                  9,571
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................               134,370                118,854                100,993
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 8,476                 98,810                 23,172
      Realized gains (losses) on sale of investments.......              (58,891)                (4,363)                  1,509
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................              (50,415)                 94,447                 24,681
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...             (150,359)                 12,429                 45,632
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................             (200,774)                106,876                 70,313
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $           (66,404)   $            225,730   $            171,306
                                                             ====================   ====================   ====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016



                                                                        AMERICAN FUNDS(R) GLOBAL SMALL CAPITALIZATION
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2018                   2017                   2016
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $             60,502   $            302,899   $            159,045
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                87,722                 83,802                 77,911
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................              (27,220)                219,097                 81,134
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             3,364,592                     --             11,923,223
      Realized gains (losses) on sale of investments.......             1,028,140                493,132               (19,783)
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................             4,392,732                493,132             11,903,440
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...          (11,769,834)             15,300,486           (10,777,574)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................           (7,377,102)             15,793,618              1,125,866
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $        (7,404,322)   $         16,012,715   $          1,207,000
                                                             ====================   ====================   ====================


                                                                                   AMERICAN FUNDS(R) GROWTH
                                                                                           DIVISION
                                                             -------------------------------------------------------------------
                                                                     2018                    2017                   2016
                                                             --------------------    --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            886,745    $            940,051   $          1,259,429
                                                             --------------------    --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................               188,253                 168,990                147,194
                                                             --------------------    --------------------   --------------------
           Net investment income (loss)....................               698,492                 771,061              1,112,235
                                                             --------------------    --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................            20,636,517              17,857,311             14,591,335
      Realized gains (losses) on sale of investments.......             4,289,446               3,386,491              1,564,440
                                                             --------------------    --------------------   --------------------
           Net realized gains (losses).....................            24,925,963              21,243,802             16,155,775
                                                             --------------------    --------------------   --------------------
      Change in unrealized gains (losses) on investments...          (24,996,188)              23,936,579            (2,560,394)
                                                             --------------------    --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................              (70,225)              45,180,381             13,595,381
                                                             --------------------    --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            628,267    $         45,951,442   $         14,707,616
                                                             ====================    ====================   ====================


                                                                                AMERICAN FUNDS(R) GROWTH-INCOME
                                                                                           DIVISION
                                                             -------------------------------------------------------------------
                                                                     2018                    2017                   2016
                                                             --------------------    --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $          1,702,454    $          1,583,807   $          1,500,084
                                                             --------------------    --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................               118,217                 110,967                100,558
                                                             --------------------    --------------------   --------------------
           Net investment income (loss)....................             1,584,237               1,472,840              1,399,526
                                                             --------------------    --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             8,360,753               7,249,514             11,252,001
      Realized gains (losses) on sale of investments.......             2,193,496               1,686,109                993,174
                                                             --------------------    --------------------   --------------------
           Net realized gains (losses).....................            10,554,249               8,935,623             12,245,175
                                                             --------------------    --------------------   --------------------
      Change in unrealized gains (losses) on investments...          (13,751,075)              12,349,992            (2,551,087)
                                                             --------------------    --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................           (3,196,826)              21,285,615              9,694,088
                                                             --------------------    --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $        (1,612,589)    $         22,758,455   $         11,093,614
                                                             ====================    ====================   ====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016



                                                                  AMERICAN FUNDS(R) HIGH-INCOME BOND
                                                                               DIVISION
                                                             -------------------------------------------
                                                                     2018                 2017 (a)
                                                             --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                530   $                468
                                                             --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --
                                                             --------------------   --------------------
           Net investment income (loss)....................                   530                    468
                                                             --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --
      Realized gains (losses) on sale of investments.......                   (7)                     --
                                                             --------------------   --------------------
           Net realized gains (losses).....................                   (7)                     --
                                                             --------------------   --------------------
      Change in unrealized gains (losses) on investments...                 (720)                  (375)
                                                             --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 (727)                  (375)
                                                             --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              (197)   $                 93
                                                             ====================   ====================


                                                                                AMERICAN FUNDS(R) INTERNATIONAL
                                                                                           DIVISION
                                                             -------------------------------------------------------------------
                                                                     2018                    2017                   2016
                                                             --------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $             33,657   $               7,618   $              4,799
                                                             --------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                     --
                                                             --------------------   ---------------------   --------------------
           Net investment income (loss)....................                33,657                   7,618                  4,799
                                                             --------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                90,607                   6,927                 28,955
      Realized gains (losses) on sale of investments.......               (1,756)                   7,074                (7,617)
                                                             --------------------   ---------------------   --------------------
           Net realized gains (losses).....................                88,851                  14,001                 21,338
                                                             --------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments...             (417,075)                 132,723               (18,823)
                                                             --------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................             (328,224)                 146,724                  2,515
                                                             --------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $          (294,567)   $             154,342   $              7,314
                                                             ====================   =====================   ====================


                                                                    AMERICAN FUNDS(R) U.S. GOVERNMENT/AAA-RATED SECURITIES
                                                                                           DIVISION
                                                             -------------------------------------------------------------------
                                                                     2018                    2017                   2016
                                                             --------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                975   $                 724   $                737
                                                             --------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                     --
                                                             --------------------   ---------------------   --------------------
           Net investment income (loss)....................                   975                     724                    737
                                                             --------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                      --                  1,010
      Realized gains (losses) on sale of investments.......                 (138)                    (41)                   (42)
                                                             --------------------   ---------------------   --------------------
           Net realized gains (losses).....................                 (138)                    (41)                    968
                                                             --------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments...                 (457)                     178                (1,163)
                                                             --------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 (595)                     137                  (195)
                                                             --------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $                380   $                 861   $                542
                                                             ====================   =====================   ====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016



                                                                             BHFTI AB GLOBAL DYNAMIC ALLOCATION
                                                                                          DIVISION
                                                             -------------------------------------------------------------------
                                                                     2018                   2017                    2016
                                                             --------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $              1,338   $               1,050   $                977
                                                             --------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                     --
                                                             --------------------   ---------------------   --------------------
           Net investment income (loss)....................                 1,338                   1,050                    977
                                                             --------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                   325                      --                    630
      Realized gains (losses) on sale of investments.......                   276                     227                  (200)
                                                             --------------------   ---------------------   --------------------
           Net realized gains (losses).....................                   601                     227                    430
                                                             --------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments...               (7,744)                   7,735                    769
                                                             --------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               (7,143)                   7,962                  1,199
                                                             --------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            (5,805)   $               9,012   $              2,176
                                                             ====================   =====================   ====================


                                                                   BHFTI ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS
                                                                                          DIVISION
                                                             -------------------------------------------------------------------
                                                                   2018 (B)                 2017                    2016
                                                             --------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                125   $                  94   $                  2
                                                             --------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                     --
                                                             --------------------   ---------------------   --------------------
           Net investment income (loss)....................                   125                      94                      2
                                                             --------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                   306                      --                     --
      Realized gains (losses) on sale of investments.......                   133                     101                   (12)
                                                             --------------------   ---------------------   --------------------
           Net realized gains (losses).....................                   439                     101                   (12)
                                                             --------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments...                 (693)                     685                     80
                                                             --------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 (254)                     786                     68
                                                             --------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              (129)   $                 880   $                 70
                                                             ====================   =====================   ====================


                                                                          BHFTI AMERICAN FUNDS(R) BALANCED ALLOCATION
                                                                                           DIVISION
                                                             -------------------------------------------------------------------
                                                                     2018                    2017                   2016
                                                             ---------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $              21,884   $             19,259   $             18,208
                                                             ---------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                     --                     --
                                                             ---------------------   --------------------   --------------------
           Net investment income (loss)....................                 21,884                 19,259                 18,208
                                                             ---------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 64,740                 53,965                 77,498
      Realized gains (losses) on sale of investments.......                  3,011                  1,827                  (552)
                                                             ---------------------   --------------------   --------------------
           Net realized gains (losses).....................                 67,751                 55,792                 76,946
                                                             ---------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...              (138,831)                 98,370               (22,963)
                                                             ---------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               (71,080)                154,162                 53,983
                                                             ---------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            (49,196)   $            173,421   $             72,191
                                                             =====================   ====================   ====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016



                                                                         BHFTI AMERICAN FUNDS(R) GROWTH ALLOCATION
                                                                                         DIVISION
                                                             -----------------------------------------------------------------
                                                                     2018                  2017                   2016
                                                             -------------------    -------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            33,504    $            29,710   $             26,959
                                                             -------------------    -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                   --                     --                     --
                                                             -------------------    -------------------   --------------------
           Net investment income (loss)....................               33,504                 29,710                 26,959
                                                             -------------------    -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................              127,865                125,095                165,604
      Realized gains (losses) on sale of investments.......               16,892                  2,793                (5,416)
                                                             -------------------    -------------------   --------------------
           Net realized gains (losses).....................              144,757                127,888                160,188
                                                             -------------------    -------------------   --------------------
      Change in unrealized gains (losses) on investments...            (302,410)                236,441               (37,021)
                                                             -------------------    -------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            (157,653)                364,329                123,167
                                                             -------------------    -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         (124,149)    $           394,039   $            150,126
                                                             ===================    ===================   ====================


                                                                        BHFTI AMERICAN FUNDS(R) MODERATE ALLOCATION
                                                                                         DIVISION
                                                             -----------------------------------------------------------------
                                                                     2018                  2017                   2016
                                                             -------------------    -------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            30,889    $            27,088   $             23,999
                                                             -------------------    -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                   --                     --                     --
                                                             -------------------    -------------------   --------------------
           Net investment income (loss)....................               30,889                 27,088                 23,999
                                                             -------------------    -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................               71,305                 56,192                 68,764
      Realized gains (losses) on sale of investments.......              (2,660)                  (553)                (1,035)
                                                             -------------------    -------------------   --------------------
           Net realized gains (losses).....................               68,645                 55,639                 67,729
                                                             -------------------    -------------------   --------------------
      Change in unrealized gains (losses) on investments...            (144,806)                 80,012               (16,232)
                                                             -------------------    -------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................             (76,161)                135,651                 51,497
                                                             -------------------    -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $          (45,272)    $           162,739   $             75,496
                                                             ===================    ===================   ====================


                                                                               BHFTI AQR GLOBAL RISK BALANCED
                                                                                          DIVISION
                                                             -----------------------------------------------------------------
                                                                     2018                   2017                  2016
                                                             --------------------   -------------------    -------------------
INVESTMENT INCOME:
      Dividends............................................  $                581   $             2,366    $                --
                                                             --------------------   -------------------    -------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                    --                     --
                                                             --------------------   -------------------    -------------------
           Net investment income (loss)....................                   581                 2,366                     --
                                                             --------------------   -------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                14,063                 6,628                     --
      Realized gains (losses) on sale of investments.......               (2,977)               (1,940)                (7,843)
                                                             --------------------   -------------------    -------------------
           Net realized gains (losses).....................                11,086                 4,688                (7,843)
                                                             --------------------   -------------------    -------------------
      Change in unrealized gains (losses) on investments...              (21,378)                 6,767                 18,548
                                                             --------------------   -------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................              (10,292)                11,455                 10,705
                                                             --------------------   -------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $            (9,711)   $            13,821    $            10,705
                                                             ====================   ===================    ===================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016



                                                                          BHFTI BLACKROCK GLOBAL TACTICAL STRATEGIES
                                                                                           DIVISION
                                                             --------------------------------------------------------------------
                                                                     2018                    2017                    2016
                                                             --------------------    --------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $              6,588    $              2,651   $               4,216
                                                             --------------------    --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                      --
                                                             --------------------    --------------------   ---------------------
           Net investment income (loss)....................                 6,588                   2,651                   4,216
                                                             --------------------    --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                32,982                   4,771                  23,769
      Realized gains (losses) on sale of investments.......               (2,141)                   (105)                   (756)
                                                             --------------------    --------------------   ---------------------
           Net realized gains (losses).....................                30,841                   4,666                  23,013
                                                             --------------------    --------------------   ---------------------
      Change in unrealized gains (losses) on investments...              (70,520)                  40,461                (13,208)
                                                             --------------------    --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................              (39,679)                  45,127                   9,805
                                                             --------------------    --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $           (33,091)    $             47,778   $              14,021
                                                             ====================    ====================   =====================


                                                                            BHFTI BRIGHTHOUSE ASSET ALLOCATION 100
                                                                                           DIVISION
                                                             --------------------------------------------------------------------
                                                                     2018                    2017                   2016
                                                             --------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $            323,815   $             349,648   $             523,833
                                                             --------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                16,824                  15,750                  14,780
                                                             --------------------   ---------------------   ---------------------
           Net investment income (loss)....................               306,991                 333,898                 509,053
                                                             --------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................               924,071               1,313,399               2,664,123
      Realized gains (losses) on sale of investments.......               295,201                 313,827                 102,098
                                                             --------------------   ---------------------   ---------------------
           Net realized gains (losses).....................             1,219,272               1,627,226               2,766,221
                                                             --------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...           (3,976,492)               2,972,083             (1,391,486)
                                                             --------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................           (2,757,220)               4,599,309               1,374,735
                                                             --------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $        (2,450,229)   $           4,933,207   $           1,883,788
                                                             ====================   =====================   =====================


                                                                                BHFTI BRIGHTHOUSE BALANCED PLUS
                                                                                           DIVISION
                                                             --------------------------------------------------------------------
                                                                     2018                    2017                    2016
                                                             --------------------    --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $              6,389    $              5,462    $              7,951
                                                             --------------------    --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                      --
                                                             --------------------    --------------------    --------------------
           Net investment income (loss)....................                 6,389                   5,462                   7,951
                                                             --------------------    --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                32,825                  17,375                   3,078
      Realized gains (losses) on sale of investments.......                 1,438                     860                   (955)
                                                             --------------------    --------------------    --------------------
           Net realized gains (losses).....................                34,263                  18,235                   2,123
                                                             --------------------    --------------------    --------------------
      Change in unrealized gains (losses) on investments...              (69,687)                  35,046                  12,397
                                                             --------------------    --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................              (35,424)                  53,281                  14,520
                                                             --------------------    --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $           (29,035)    $             58,743    $             22,471
                                                             ====================    ====================    ====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016



                                                                              BHFTI BRIGHTHOUSE SMALL CAP VALUE
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2018                   2017                   2016
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $              7,790   $              6,610   $              8,421
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                     --
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................                 7,790                  6,610                  8,421
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                40,963                 26,213                 21,554
      Realized gains (losses) on sale of investments.......                 4,882                  9,255               (31,090)
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................                45,845                 35,468                (9,536)
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...             (239,971)                 41,355                191,373
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................             (194,126)                 76,823                181,837
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $          (186,336)   $             83,433   $            190,258
                                                             ====================   ====================   ====================


                                                                     BHFTI BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY
                                                                                          DIVISION
                                                             -----------------------------------------------------------------
                                                                     2018                   2017                   2016
                                                             --------------------   -------------------    -------------------
INVESTMENT INCOME:
      Dividends............................................  $             25,457   $             9,611    $             6,049
                                                             --------------------   -------------------    -------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                    --                     --
                                                             --------------------   -------------------    -------------------
           Net investment income (loss)....................                25,457                 9,611                  6,049
                                                             --------------------   -------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                    --                     --
      Realized gains (losses) on sale of investments.......                 5,756                 7,574               (30,698)
                                                             --------------------   -------------------    -------------------
           Net realized gains (losses).....................                 5,756                 7,574               (30,698)
                                                             --------------------   -------------------    -------------------
      Change in unrealized gains (losses) on investments...             (176,226)               170,725                 89,323
                                                             --------------------   -------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................             (170,470)               178,299                 58,625
                                                             --------------------   -------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $          (145,013)   $           187,910    $            64,674
                                                             ====================   ===================    ===================


                                                                      BHFTI BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND
                                                                                         DIVISION
                                                             -----------------------------------------------------------------
                                                                    2018                   2017                   2016
                                                             -------------------    -------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                --    $                --   $                 --
                                                             -------------------    -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                   --                     --                     --
                                                             -------------------    -------------------   --------------------
           Net investment income (loss)....................                   --                     --                     --
                                                             -------------------    -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                   --                    100                    486
      Realized gains (losses) on sale of investments.......              (2,152)                (1,448)                (2,171)
                                                             -------------------    -------------------   --------------------
           Net realized gains (losses).....................              (2,152)                (1,348)                (1,685)
                                                             -------------------    -------------------   --------------------
      Change in unrealized gains (losses) on investments...                5,338                  2,100                  4,976
                                                             -------------------    -------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................                3,186                    752                  3,291
                                                             -------------------    -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $             3,186    $               752   $              3,291
                                                             ===================    ===================   ====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016



                                                                       BHFTI BRIGHTHOUSE/WELLINGTON LARGE CAP RESEARCH
                                                                                          DIVISION
                                                             -------------------------------------------------------------------
                                                                     2018                   2017                    2016
                                                             --------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $          4,769,893   $          4,789,366    $          9,605,133
                                                             --------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................             2,376,878              2,236,275               2,007,407
                                                             --------------------   --------------------    --------------------
           Net investment income (loss)....................             2,393,015              2,553,091               7,597,726
                                                             --------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................            52,915,129             16,060,148              26,127,082
      Realized gains (losses) on sale of investments.......             7,449,838              9,245,393               4,953,703
                                                             --------------------   --------------------    --------------------
           Net realized gains (losses).....................            60,364,967             25,305,541              31,080,785
                                                             --------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...          (90,699,272)             57,041,217             (8,253,818)
                                                             --------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................          (30,334,305)             82,346,758              22,826,967
                                                             --------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $       (27,941,290)   $         84,899,849    $         30,424,693
                                                             ====================   ====================    ====================


                                                                              BHFTI CLARION GLOBAL REAL ESTATE
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2018                   2017                   2016
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $          1,695,231   $          1,053,750   $            679,349
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                26,861                 27,604                 29,090
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................             1,668,370              1,026,146                650,259
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --                     --
      Realized gains (losses) on sale of investments.......              (37,998)                 11,186                 31,945
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................              (37,998)                 11,186                 31,945
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...           (4,019,685)              1,949,598              (362,033)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................           (4,057,683)              1,960,784              (330,088)
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $        (2,389,313)   $          2,986,930   $            320,171
                                                             ====================   ====================   ====================


                                                                             BHFTI CLEARBRIDGE AGGRESSIVE GROWTH
                                                                                          DIVISION
                                                             -------------------------------------------------------------------
                                                                     2018                   2017                    2016
                                                             --------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            362,296   $             411,128   $            270,534
                                                             --------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                38,636                  38,033                 36,607
                                                             --------------------   ---------------------   --------------------
           Net investment income (loss)....................               323,660                 373,095                233,927
                                                             --------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             2,042,880                      --                     --
      Realized gains (losses) on sale of investments.......             1,792,006               1,758,844                970,623
                                                             --------------------   ---------------------   --------------------
           Net realized gains (losses).....................             3,834,886               1,758,844                970,623
                                                             --------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments...           (6,744,510)               5,283,206              (103,509)
                                                             --------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................           (2,909,624)               7,042,050                867,114
                                                             --------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $        (2,585,964)   $           7,415,145   $          1,101,041
                                                             ====================   =====================   ====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016



                                                                             BHFTI HARRIS OAKMARK INTERNATIONAL
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2018                   2017                   2016
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            864,792   $            809,196   $            861,973
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                56,149                 57,884                 49,021
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................               808,643                751,312                812,952
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             1,816,908                     --              2,415,203
      Realized gains (losses) on sale of investments.......               174,708                298,648              (640,681)
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................             1,991,616                298,648              1,774,522
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...          (14,097,059)             10,649,156                446,527
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................          (12,105,443)             10,947,804              2,221,049
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $       (11,296,800)   $         11,699,116   $          3,034,001
                                                             ====================   ====================   ====================


                                                                           BHFTI INVESCO BALANCED-RISK ALLOCATION
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2018                   2017                   2016
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                716   $              1,933   $                 63
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                     --
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................                   716                  1,933                     63
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 4,805                  2,679                     --
      Realized gains (losses) on sale of investments.......               (1,079)                      1                  (528)
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................                 3,726                  2,680                  (528)
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...               (8,568)                    724                  4,887
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................               (4,842)                  3,404                  4,359
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $            (4,126)   $              5,337   $              4,422
                                                             ====================   ====================   ====================


                                                                               BHFTI INVESCO SMALL CAP GROWTH
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                    2018                    2017                   2016
                                                             -------------------    --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                --    $                 --   $                 --
                                                             -------------------    --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                9,936                   8,930                  8,076
                                                             -------------------    --------------------   --------------------
           Net investment income (loss)....................              (9,936)                 (8,930)                (8,076)
                                                             -------------------    --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................              995,359                 722,548              1,137,318
      Realized gains (losses) on sale of investments.......               35,226                (32,646)              (110,635)
                                                             -------------------    --------------------   --------------------
           Net realized gains (losses).....................            1,030,585                 689,902              1,026,683
                                                             -------------------    --------------------   --------------------
      Change in unrealized gains (losses) on investments...          (1,648,375)                 961,544              (318,719)
                                                             -------------------    --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            (617,790)               1,651,446                707,964
                                                             -------------------    --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         (627,726)    $          1,642,516   $            699,888
                                                             ===================    ====================   ====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016



                                                                           BHFTI JPMORGAN GLOBAL ACTIVE ALLOCATION
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2018                   2017                   2016
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $              4,106   $              5,628   $              3,855
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                     --
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................                 4,106                  5,628                  3,855
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                13,795                     --                  3,091
      Realized gains (losses) on sale of investments.......                   353                    761                  (510)
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................                14,148                    761                  2,581
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...              (35,582)                 28,770                (1,187)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................              (21,434)                 29,531                  1,394
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $           (17,328)   $             35,159   $              5,249
                                                             ====================   ====================   ====================


                                                                               BHFTI JPMORGAN SMALL CAP VALUE
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2018                   2017                   2016
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $              6,199   $              7,780   $              6,286
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                     --
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................                 6,199                  7,780                  6,286
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                27,152                 27,983                 22,605
      Realized gains (losses) on sale of investments.......                   189                 12,875                  2,029
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................                27,341                 40,858                 24,634
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...              (83,319)               (24,944)                 79,671
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................              (55,978)                 15,914                104,305
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $           (49,779)   $             23,694   $            110,591
                                                             ====================   ====================   ====================


                                                                             BHFTI LOOMIS SAYLES GLOBAL MARKETS
                                                                                          DIVISION
                                                             -----------------------------------------------------------------
                                                                     2018                   2017                   2016
                                                             --------------------   --------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $              7,771   $              6,635   $             6,758
                                                             --------------------   --------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                    --
                                                             --------------------   --------------------   -------------------
           Net investment income (loss)....................                 7,771                  6,635                 6,758
                                                             --------------------   --------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                23,454                  1,769                11,125
      Realized gains (losses) on sale of investments.......                28,212                  6,743                 1,573
                                                             --------------------   --------------------   -------------------
           Net realized gains (losses).....................                51,666                  8,512                12,698
                                                             --------------------   --------------------   -------------------
      Change in unrealized gains (losses) on investments...              (79,434)                 71,276               (1,350)
                                                             --------------------   --------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................              (27,768)                 79,788                11,348
                                                             --------------------   --------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $           (19,997)   $             86,423   $            18,106
                                                             ====================   ====================   ===================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016



                                                                           BHFTI METLIFE MULTI-INDEX TARGETED RISK
                                                                                          DIVISION
                                                             -----------------------------------------------------------------
                                                                     2018                   2017                  2016
                                                             --------------------   -------------------    -------------------
INVESTMENT INCOME:
      Dividends............................................  $              2,857   $             2,477    $             1,944
                                                             --------------------   -------------------    -------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                    --                     --
                                                             --------------------   -------------------    -------------------
           Net investment income (loss)....................                 2,857                 2,477                  1,944
                                                             --------------------   -------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                10,572                 4,511                     --
      Realized gains (losses) on sale of investments.......                 1,259                 1,795                   (37)
                                                             --------------------   -------------------    -------------------
           Net realized gains (losses).....................                11,831                 6,306                   (37)
                                                             --------------------   -------------------    -------------------
      Change in unrealized gains (losses) on investments...              (26,654)                15,712                  4,590
                                                             --------------------   -------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................              (14,823)                22,018                  4,553
                                                             --------------------   -------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $           (11,966)   $            24,495    $             6,497
                                                             ====================   ===================    ===================


                                                                             BHFTI MFS(R) RESEARCH INTERNATIONAL
                                                                                          DIVISION
                                                             -----------------------------------------------------------------
                                                                     2018                   2017                   2016
                                                             --------------------   --------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $            402,618   $            365,364   $           378,662
                                                             --------------------   --------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................                17,303                 16,781                15,460
                                                             --------------------   --------------------   -------------------
           Net investment income (loss)....................               385,315                348,583               363,202
                                                             --------------------   --------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --                    --
      Realized gains (losses) on sale of investments.......               430,859                120,626             (113,918)
                                                             --------------------   --------------------   -------------------
           Net realized gains (losses).....................               430,859                120,626             (113,918)
                                                             --------------------   --------------------   -------------------
      Change in unrealized gains (losses) on investments...           (3,418,696)              4,288,325             (396,420)
                                                             --------------------   --------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................           (2,987,837)              4,408,951             (510,338)
                                                             --------------------   --------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $        (2,602,522)   $          4,757,534   $         (147,136)
                                                             ====================   ====================   ===================


                                                                            BHFTI MORGAN STANLEY MID CAP GROWTH
                                                                                         DIVISION
                                                             -----------------------------------------------------------------
                                                                    2018                   2017                   2016
                                                             -------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                --   $            795,262   $                 --
                                                             -------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................              850,555                672,898                581,093
                                                             -------------------   --------------------   --------------------
           Net investment income (loss)....................            (850,555)                122,364              (581,093)
                                                             -------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................           50,863,381                     --                     --
      Realized gains (losses) on sale of investments.......            8,538,350              6,098,517              3,185,085
                                                             -------------------   --------------------   --------------------
           Net realized gains (losses).....................           59,401,731              6,098,517              3,185,085
                                                             -------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...         (32,615,883)             66,869,811           (20,525,720)
                                                             -------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................           26,785,848             72,968,328           (17,340,635)
                                                             -------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $        25,935,293   $         73,090,692   $       (17,921,728)
                                                             ===================   ====================   ====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016



                                                                               BHFTI OPPENHEIMER GLOBAL EQUITY
                                                                                          DIVISION
                                                             -----------------------------------------------------------------
                                                                     2018                   2017                  2016
                                                             --------------------   -------------------    -------------------
INVESTMENT INCOME:
      Dividends............................................  $            741,251   $           631,796    $           540,111
                                                             --------------------   -------------------    -------------------
EXPENSES:
      Mortality and expense risk charges...................               158,814               143,449                112,319
                                                             --------------------   -------------------    -------------------
           Net investment income (loss)....................               582,437               488,347                427,792
                                                             --------------------   -------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             5,598,037                    --              2,248,912
      Realized gains (losses) on sale of investments.......             2,033,817             2,246,334              1,062,963
                                                             --------------------   -------------------    -------------------
           Net realized gains (losses).....................             7,631,854             2,246,334              3,311,875
                                                             --------------------   -------------------    -------------------
      Change in unrealized gains (losses) on investments...          (15,951,838)            14,255,607            (3,785,262)
                                                             --------------------   -------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................           (8,319,984)            16,501,941              (473,387)
                                                             --------------------   -------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $        (7,737,547)   $        16,990,288    $          (45,595)
                                                             ====================   ===================    ===================


                                                                           BHFTI PANAGORA GLOBAL DIVERSIFIED RISK
                                                                                          DIVISION
                                                             -----------------------------------------------------------------
                                                                     2018                   2017                   2016
                                                             --------------------   --------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $                 --   $                 --   $                --
                                                             --------------------   --------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                    --
                                                             --------------------   --------------------   -------------------
           Net investment income (loss)....................                    --                     --                    --
                                                             --------------------   --------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    24                     --                    --
      Realized gains (losses) on sale of investments.......                   (1)                     81                     1
                                                             --------------------   --------------------   -------------------
           Net realized gains (losses).....................                    23                     81                     1
                                                             --------------------   --------------------   -------------------
      Change in unrealized gains (losses) on investments...                  (46)                     16                   (1)
                                                             --------------------   --------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................                  (23)                     97                    --
                                                             --------------------   --------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $               (23)   $                 97   $                --
                                                             ====================   ====================   ===================


                                                                           BHFTI PIMCO INFLATION PROTECTED BOND
                                                                                         DIVISION
                                                             -----------------------------------------------------------------
                                                                    2018                   2017                   2016
                                                             -------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $           187,843   $            184,363   $                 --
                                                             -------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................               15,966                 17,161                 17,989
                                                             -------------------   --------------------   --------------------
           Net investment income (loss)....................              171,877                167,202               (17,989)
                                                             -------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                   --                     --                     --
      Realized gains (losses) on sale of investments.......            (178,843)              (123,809)              (134,822)
                                                             -------------------   --------------------   --------------------
           Net realized gains (losses).....................            (178,843)              (123,809)              (134,822)
                                                             -------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...            (228,280)                327,314                652,775
                                                             -------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            (407,123)                203,505                517,953
                                                             -------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         (235,246)   $            370,707   $            499,964
                                                             ===================   ====================   ====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016



                                                                                  BHFTI PIMCO TOTAL RETURN
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2018                   2017                   2016
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            751,586   $            849,953   $          1,232,049
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                50,991                 52,719                 55,405
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................               700,595                797,234              1,176,644
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                211,560                     --
      Realized gains (losses) on sale of investments.......             (156,469)               (75,048)              (107,899)
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................             (156,469)                136,512              (107,899)
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...             (573,439)              1,034,223                134,407
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................             (729,908)              1,170,735                 26,508
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $           (29,313)   $          1,967,969   $          1,203,152
                                                             ====================   ====================   ====================


                                                                             BHFTI SCHRODERS GLOBAL MULTI-ASSET
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2018                   2017                   2016
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $              1,307   $                508   $                675
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                     --
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................                 1,307                    508                    675
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 4,392                  1,219                    658
      Realized gains (losses) on sale of investments.......                   174                    255                   (11)
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................                 4,566                  1,474                    647
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...              (14,319)                  6,574                  1,558
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................               (9,753)                  8,048                  2,205
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $            (8,446)   $              8,556   $              2,880
                                                             ====================   ====================   ====================


                                                                            BHFTI SCHRODERS GLOBAL MULTI-ASSET II
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                   2018 (b)                 2017                   2016
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                267   $                116   $                 47
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                     --
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................                   267                    116                     47
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 2,081                      1                     16
      Realized gains (losses) on sale of investments.......               (1,358)                     43                    (9)
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................                   723                     44                      7
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...               (1,577)                  1,539                    239
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................                 (854)                  1,583                    246
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $              (587)   $              1,699   $                293
                                                             ====================   ====================   ====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016



                                                                             BHFTI SSGA GROWTH AND INCOME ETF
                                                                                         DIVISION
                                                             ---------------------------------------------------------------
                                                                     2018                  2017                  2016
                                                             -------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $           218,265   $           220,103   $           201,907
                                                             -------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................                8,299                 8,503                 8,489
                                                             -------------------   -------------------   -------------------
          Net investment income (loss).....................              209,966               211,600               193,418
                                                             -------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................              373,779                25,075               439,798
      Realized gains (losses) on sale of investments.......               44,773                31,915              (17,565)
                                                             -------------------   -------------------   -------------------
          Net realized gains (losses)......................              418,552                56,990               422,233
                                                             -------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments...          (1,161,353)               993,368             (166,860)
                                                             -------------------   -------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            (742,801)             1,050,358               255,373
                                                             -------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         (532,835)   $         1,261,958   $           448,791
                                                             ===================   ===================   ===================


                                                                                  BHFTI SSGA GROWTH ETF
                                                                                        DIVISION
                                                             --------------------------------------------------------------
                                                                    2018                  2017                  2016
                                                             -------------------   ------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $           177,323   $          183,120   $           159,959
                                                             -------------------   ------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................                7,744                7,493                 7,001
                                                             -------------------   ------------------   -------------------
          Net investment income (loss).....................              169,579              175,627               152,958
                                                             -------------------   ------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................              444,221               82,762               424,639
      Realized gains (losses) on sale of investments.......               79,167               70,763              (36,140)
                                                             -------------------   ------------------   -------------------
          Net realized gains (losses)......................              523,388              153,525               388,499
                                                             -------------------   ------------------   -------------------
      Change in unrealized gains (losses) on investments...          (1,317,908)            1,057,422             (116,079)
                                                             -------------------   ------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            (794,520)            1,210,947               272,420
                                                             -------------------   ------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         (624,941)   $        1,386,574   $           425,378
                                                             ===================   ==================   ===================


                                                                            BHFTI T. ROWE PRICE LARGE CAP VALUE
                                                                                         DIVISION
                                                             ---------------------------------------------------------------
                                                                     2018                  2017                  2016
                                                             -------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $            55,375   $            56,019   $            63,487
                                                             -------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................                   --                    --                    --
                                                             -------------------   -------------------   -------------------
          Net investment income (loss).....................               55,375                56,019                63,487
                                                             -------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................              258,158               211,170               241,959
      Realized gains (losses) on sale of investments.......               14,760                 7,745                22,893
                                                             -------------------   -------------------   -------------------
          Net realized gains (losses)......................              272,918               218,915               264,852
                                                             -------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments...            (630,098)               129,307                 1,148
                                                             -------------------   -------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            (357,180)               348,222               266,000
                                                             -------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         (301,805)   $           404,241   $           329,487
                                                             ===================   ===================   ===================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016



                                                                             BHFTI T. ROWE PRICE MID CAP GROWTH
                                                                                          DIVISION
                                                             -------------------------------------------------------------------
                                                                     2018                   2017                    2016
                                                             --------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $                 --   $                 --    $                 --
                                                             --------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                57,557                 53,030                  45,975
                                                             --------------------   --------------------    --------------------
           Net investment income (loss)....................              (57,557)               (53,030)                (45,975)
                                                             --------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             5,657,019              3,182,369               4,929,907
      Realized gains (losses) on sale of investments.......               586,722                414,597                 274,363
                                                             --------------------   --------------------    --------------------
           Net realized gains (losses).....................             6,243,741              3,596,966               5,204,270
                                                             --------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...           (6,867,777)              4,985,555             (3,017,999)
                                                             --------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................             (624,036)              8,582,521               2,186,271
                                                             --------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $          (681,593)   $          8,529,491    $          2,140,296
                                                             ====================   ====================    ====================


                                                                            BHFTI VICTORY SYCAMORE MID CAP VALUE
                                                                                          DIVISION
                                                             -------------------------------------------------------------------
                                                                     2018                   2017                    2016
                                                             --------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $            715,890   $          1,006,939    $            727,789
                                                             --------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                83,689                 82,275                  77,755
                                                             --------------------   --------------------    --------------------
           Net investment income (loss)....................               632,201                924,664                 650,034
                                                             --------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................            15,510,953                     --               3,889,123
      Realized gains (losses) on sale of investments.......               489,826                763,180                  11,246
                                                             --------------------   --------------------    --------------------
           Net realized gains (losses).....................            16,000,779                763,180               3,900,369
                                                             --------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...          (25,172,760)              6,544,581               7,673,646
                                                             --------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................           (9,171,981)              7,307,761              11,574,015
                                                             --------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $        (8,539,780)   $          8,232,425    $         12,224,049
                                                             ====================   ====================    ====================


                                                                          BHFTII BAILLIE GIFFORD INTERNATIONAL STOCK
                                                                                           DIVISION
                                                             -------------------------------------------------------------------
                                                                     2018                    2017                   2016
                                                             --------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            555,119   $             553,050   $            627,145
                                                             --------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................               218,023                 209,721                179,611
                                                             --------------------   ---------------------   --------------------
           Net investment income (loss)....................               337,096                 343,329                447,534
                                                             --------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                      --                     --
      Realized gains (losses) on sale of investments.......               545,059                 322,047              (310,525)
                                                             --------------------   ---------------------   --------------------
           Net realized gains (losses).....................               545,059                 322,047              (310,525)
                                                             --------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments...           (9,369,507)              12,519,996              1,728,920
                                                             --------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................           (8,824,448)              12,842,043              1,418,395
                                                             --------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $        (8,487,352)   $          13,185,372   $          1,865,929
                                                             ====================   =====================   ====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016



                                                                                BHFTII BLACKROCK BOND INCOME
                                                                                          DIVISION
                                                             -----------------------------------------------------------------
                                                                     2018                   2017                  2016
                                                             --------------------   --------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $          2,524,969   $          2,411,937   $         2,531,954
                                                             --------------------   --------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................               262,304                272,659               278,834
                                                             --------------------   --------------------   -------------------
           Net investment income (loss)....................             2,262,665              2,139,278             2,253,120
                                                             --------------------   --------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --                    --
      Realized gains (losses) on sale of investments.......             (360,052)               (33,084)                30,488
                                                             --------------------   --------------------   -------------------
           Net realized gains (losses).....................             (360,052)               (33,084)                30,488
                                                             --------------------   --------------------   -------------------
      Change in unrealized gains (losses) on investments...           (2,511,644)                749,028              (97,803)
                                                             --------------------   --------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................           (2,871,696)                715,944              (67,315)
                                                             --------------------   --------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $          (609,031)   $          2,855,222   $         2,185,805
                                                             ====================   ====================   ===================


                                                                           BHFTII BLACKROCK CAPITAL APPRECIATION
                                                                                         DIVISION
                                                             -----------------------------------------------------------------
                                                                     2018                  2017                   2016
                                                             -------------------    -------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            16,615    $            11,274   $                 --
                                                             -------------------    -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................               16,344                 11,518                  9,977
                                                             -------------------    -------------------   --------------------
           Net investment income (loss)....................                  271                  (244)                (9,977)
                                                             -------------------    -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................            1,760,862                248,842                852,431
      Realized gains (losses) on sale of investments.......              426,638                337,629                195,339
                                                             -------------------    -------------------   --------------------
           Net realized gains (losses).....................            2,187,500                586,471              1,047,770
                                                             -------------------    -------------------   --------------------
      Change in unrealized gains (losses) on investments...          (1,958,446)              2,528,190            (1,066,351)
                                                             -------------------    -------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................              229,054              3,114,661               (18,581)
                                                             -------------------    -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $           229,325    $         3,114,417   $           (28,558)
                                                             ===================    ===================   ====================


                                                                          BHFTII BLACKROCK ULTRA-SHORT TERM BOND
                                                                                         DIVISION
                                                             -----------------------------------------------------------------
                                                                     2018                  2017                   2016
                                                             -------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $           295,427   $             91,995   $             16,356
                                                             -------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................               27,731                 31,108                 34,740
                                                             -------------------   --------------------   --------------------
           Net investment income (loss)....................              267,696                 60,887               (18,384)
                                                             -------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                1,698                    532                    487
      Realized gains (losses) on sale of investments.......               45,399                 25,191                  3,225
                                                             -------------------   --------------------   --------------------
           Net realized gains (losses).....................               47,097                 25,723                  3,712
                                                             -------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...              157,511                119,513                 60,725
                                                             -------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................              204,608                145,236                 64,437
                                                             -------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $           472,304   $            206,123   $             46,053
                                                             ===================   ====================   ====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016



                                                                             BHFTII BRIGHTHOUSE ASSET ALLOCATION 20
                                                                                            DIVISION
                                                             ---------------------------------------------------------------------
                                                                     2018                     2017                    2016
                                                             ---------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $             102,219   $             126,677   $             185,658
                                                             ---------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                  8,431                   7,207                   7,760
                                                             ---------------------   ---------------------   ---------------------
           Net investment income (loss)....................                 93,788                 119,470                 177,898
                                                             ---------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 53,466                  87,901                 179,520
      Realized gains (losses) on sale of investments.......               (38,606)                (47,017)                (57,458)
                                                             ---------------------   ---------------------   ---------------------
           Net realized gains (losses).....................                 14,860                  40,884                 122,062
                                                             ---------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...              (220,034)                 193,850                (54,551)
                                                             ---------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................              (205,174)                 234,734                  67,511
                                                             ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $           (111,386)   $             354,204   $             245,409
                                                             =====================   =====================   =====================


                                                                             BHFTII BRIGHTHOUSE ASSET ALLOCATION 40
                                                                                            DIVISION
                                                             ---------------------------------------------------------------------
                                                                      2018                    2017                    2016
                                                             ---------------------   ---------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $             246,761   $             243,164    $            380,608
                                                             ---------------------   ---------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                 16,035                  15,988                  15,456
                                                             ---------------------   ---------------------    --------------------
           Net investment income (loss)....................                230,726                 227,176                 365,152
                                                             ---------------------   ---------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                332,035                 340,561                 653,875
      Realized gains (losses) on sale of investments.......               (38,307)                   8,343                 (4,511)
                                                             ---------------------   ---------------------    --------------------
           Net realized gains (losses).....................                293,728                 348,904                 649,364
                                                             ---------------------   ---------------------    --------------------
      Change in unrealized gains (losses) on investments...            (1,013,336)                 555,970               (402,883)
                                                             ---------------------   ---------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................              (719,608)                 904,874                 246,481
                                                             ---------------------   ---------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $           (488,882)   $           1,132,050    $            611,633
                                                             =====================   =====================    ====================


                                                                            BHFTII BRIGHTHOUSE ASSET ALLOCATION 60
                                                                                           DIVISION
                                                             ---------------------------------------------------------------------
                                                                     2018                    2017                    2016
                                                             ---------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $           1,053,491   $           1,067,522   $           1,741,228
                                                             ---------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                 80,173                  79,507                  80,187
                                                             ---------------------   ---------------------   ---------------------
           Net investment income (loss)....................                973,318                 988,015               1,661,041
                                                             ---------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................              2,115,913               2,146,384               4,622,045
      Realized gains (losses) on sale of investments.......                392,182                 456,295                 180,894
                                                             ---------------------   ---------------------   ---------------------
           Net realized gains (losses).....................              2,508,095               2,602,679               4,802,939
                                                             ---------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...            (6,730,312)               3,901,633             (2,834,262)
                                                             ---------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................            (4,222,217)               6,504,312               1,968,677
                                                             ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $         (3,248,899)   $           7,492,327   $           3,629,718
                                                             =====================   =====================   =====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016



                                                                            BHFTII BRIGHTHOUSE ASSET ALLOCATION 80
                                                                                           DIVISION
                                                             -------------------------------------------------------------------
                                                                     2018                    2017                   2016
                                                             --------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $          1,641,433   $           1,815,853   $          3,023,030
                                                             --------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                94,356                  89,663                 80,568
                                                             --------------------   ---------------------   --------------------
           Net investment income (loss)....................             1,547,077               1,726,190              2,942,462
                                                             --------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             4,666,674               5,578,827             11,163,996
      Realized gains (losses) on sale of investments.......             1,357,981               1,298,195                857,817
                                                             --------------------   ---------------------   --------------------
           Net realized gains (losses).....................             6,024,655               6,877,022             12,021,813
                                                             --------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments...          (15,781,080)               9,496,898            (7,365,543)
                                                             --------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................           (9,756,425)              16,373,920              4,656,270
                                                             --------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $        (8,209,348)   $          18,100,110   $          7,598,732
                                                             ====================   =====================   ====================


                                                                           BHFTII BRIGHTHOUSE/ARTISAN MID CAP VALUE
                                                                                           DIVISION
                                                             -------------------------------------------------------------------
                                                                     2018                    2017                   2016
                                                             --------------------    --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            397,910    $            441,768   $            623,203
                                                             --------------------    --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                55,047                  54,893                 49,909
                                                             --------------------    --------------------   --------------------
           Net investment income (loss)....................               342,863                 386,875                573,294
                                                             --------------------    --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             3,368,314                      --              6,218,111
      Realized gains (losses) on sale of investments.......               746,054                 643,877                158,671
                                                             --------------------    --------------------   --------------------
           Net realized gains (losses).....................             4,114,368                 643,877              6,376,782
                                                             --------------------    --------------------   --------------------
      Change in unrealized gains (losses) on investments...          (12,674,858)               6,536,022              4,919,832
                                                             --------------------    --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................           (8,560,490)               7,179,899             11,296,614
                                                             --------------------    --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $        (8,217,627)    $          7,566,774   $         11,869,908
                                                             ====================    ====================   ====================


                                                                           BHFTII BRIGHTHOUSE/WELLINGTON BALANCED
                                                                                          DIVISION
                                                             -------------------------------------------------------------------
                                                                     2018                   2017                    2016
                                                             --------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $          5,606,001   $          6,002,089    $          8,164,072
                                                             --------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................             1,687,659              1,662,608               1,586,955
                                                             --------------------   --------------------    --------------------
           Net investment income (loss)....................             3,918,342              4,339,481               6,577,117
                                                             --------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................            23,957,136              7,530,180              13,751,650
      Realized gains (losses) on sale of investments.......             2,733,442              2,933,892               1,873,457
                                                             --------------------   --------------------    --------------------
           Net realized gains (losses).....................            26,690,578             10,464,072              15,625,107
                                                             --------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...          (43,500,876)             27,671,155             (3,743,348)
                                                             --------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................          (16,810,298)             38,135,227              11,881,759
                                                             --------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $       (12,891,956)   $         42,474,708    $         18,458,876
                                                             ====================   ====================    ====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016



                                                                  BHFTII BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES
                                                                                         DIVISION
                                                             -----------------------------------------------------------------
                                                                    2018                   2017                    2016
                                                             -------------------    -------------------    -------------------
INVESTMENT INCOME:
      Dividends............................................  $         1,411,380    $         1,196,624    $         1,178,342
                                                             -------------------    -------------------    -------------------
EXPENSES:
      Mortality and expense risk charges...................               61,310                 58,748                 55,978
                                                             -------------------    -------------------    -------------------
           Net investment income (loss)....................            1,350,070              1,137,876              1,122,364
                                                             -------------------    -------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................            4,282,724              2,824,131              3,218,161
      Realized gains (losses) on sale of investments.......              639,830                379,451               (89,698)
                                                             -------------------    -------------------    -------------------
           Net realized gains (losses).....................            4,922,554              3,203,582              3,128,463
                                                             -------------------    -------------------    -------------------
      Change in unrealized gains (losses) on investments...          (6,175,203)              9,056,499                855,321
                                                             -------------------    -------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................          (1,252,649)             12,260,081              3,983,784
                                                             -------------------    -------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $            97,421    $        13,397,957    $         5,106,148
                                                             ===================    ===================    ===================


                                                                               BHFTII FRONTIER MID CAP GROWTH
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2018                   2017                   2016
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                 --   $                 --   $                 --
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................             1,754,856              1,632,964              1,459,027
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................           (1,754,856)            (1,632,964)            (1,459,027)
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................            28,331,222              5,792,652             25,696,515
      Realized gains (losses) on sale of investments.......             4,778,324              5,416,830              2,622,698
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................            33,109,546             11,209,482             28,319,213
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...          (46,139,301)             43,545,366           (16,692,072)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................          (13,029,755)             54,754,848             11,627,141
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $       (14,784,611)   $         53,121,884   $         10,168,114
                                                             ====================   ====================   ====================


                                                                                   BHFTII JENNISON GROWTH
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2018                   2017                   2016
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            135,573   $             84,450   $             66,617
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                24,797                 17,500                 14,334
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................               110,776                 66,950                 52,283
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             5,749,143              1,883,231              2,948,170
      Realized gains (losses) on sale of investments.......               670,411                374,997                177,425
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................             6,419,554              2,258,228              3,125,595
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...           (6,671,580)              6,383,010            (3,197,364)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................             (252,026)              8,641,238               (71,769)
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $          (141,250)   $          8,708,188   $           (19,486)
                                                             ====================   ====================   ====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016



                                                                             BHFTII LOOMIS SAYLES SMALL CAP CORE
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2018                   2017                   2016
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $              5,587   $             75,600   $             76,360
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                27,358                 26,031                 22,984
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................              (21,771)                 49,569                 53,376
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             2,792,999              1,682,939              2,113,583
      Realized gains (losses) on sale of investments.......               352,664                473,735                122,418
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................             3,145,663              2,156,674              2,236,001
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...           (5,945,164)              1,501,241              1,915,532
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................           (2,799,501)              3,657,915              4,151,533
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $        (2,821,272)   $          3,707,484   $          4,204,909
                                                             ====================   ====================   ====================


                                                                           BHFTII LOOMIS SAYLES SMALL CAP GROWTH
                                                                                         DIVISION
                                                             -----------------------------------------------------------------
                                                                    2018                   2017                   2016
                                                             -------------------    -------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                --    $                --   $                 --
                                                             -------------------    -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................               12,018                  9,721                  9,163
                                                             -------------------    -------------------   --------------------
           Net investment income (loss)....................             (12,018)                (9,721)                (9,163)
                                                             -------------------    -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................            1,921,803                548,702              1,165,890
      Realized gains (losses) on sale of investments.......              280,750                214,228                 56,242
                                                             -------------------    -------------------   --------------------
           Net realized gains (losses).....................            2,202,553                762,930              1,222,132
                                                             -------------------    -------------------   --------------------
      Change in unrealized gains (losses) on investments...          (2,123,091)              2,111,346              (582,015)
                                                             -------------------    -------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................               79,462              2,874,276                640,117
                                                             -------------------    -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $            67,444    $         2,864,555   $            630,954
                                                             ===================    ===================   ====================


                                                                             BHFTII METLIFE AGGREGATE BOND INDEX
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2018                   2017                   2016
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $          3,810,820   $          3,851,349   $          3,556,980
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                40,049                 41,255                 40,599
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................             3,770,771              3,810,094              3,516,381
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --                     --
      Realized gains (losses) on sale of investments.......             (845,236)               (60,039)                157,844
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................             (845,236)               (60,039)                157,844
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...           (3,257,308)                463,003              (713,953)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................           (4,102,544)                402,964              (556,109)
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $          (331,773)   $          4,213,058   $          2,960,272
                                                             ====================   ====================   ====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016



                                                                            BHFTII METLIFE MID CAP STOCK INDEX
                                                                                         DIVISION
                                                             -----------------------------------------------------------------
                                                                     2018                  2017                   2016
                                                             -------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $         1,356,581   $          1,393,301   $          1,110,219
                                                             -------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................               75,164                 73,593                 65,628
                                                             -------------------   --------------------   --------------------
           Net investment income (loss)....................            1,281,417              1,319,708              1,044,591
                                                             -------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................            8,878,478              6,351,214              6,666,040
      Realized gains (losses) on sale of investments.......            2,094,579              2,402,793              1,488,577
                                                             -------------------   --------------------   --------------------
           Net realized gains (losses).....................           10,973,057              8,754,007              8,154,617
                                                             -------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...         (23,434,639)              4,956,766              7,196,356
                                                             -------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................         (12,461,582)             13,710,773             15,350,973
                                                             -------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $      (11,180,165)   $         15,030,481   $         16,395,564
                                                             ===================   ====================   ====================


                                                                             BHFTII METLIFE MSCI EAFE(R) INDEX
                                                                                         DIVISION
                                                             -----------------------------------------------------------------
                                                                    2018                   2017                   2016
                                                             -------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $         2,694,273   $          2,349,651   $          1,978,825
                                                             -------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................               41,726                 40,550                 35,536
                                                             -------------------   --------------------   --------------------
           Net investment income (loss)....................            2,652,547              2,309,101              1,943,289
                                                             -------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                   --                     --                     --
      Realized gains (losses) on sale of investments.......            1,021,937              1,359,240                101,562
                                                             -------------------   --------------------   --------------------
           Net realized gains (losses).....................            1,021,937              1,359,240                101,562
                                                             -------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...         (16,649,850)             15,314,940              (990,605)
                                                             -------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................         (15,627,913)             16,674,180              (889,043)
                                                             -------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $      (12,975,366)   $         18,983,281   $          1,054,246
                                                             ===================   ====================   ====================


                                                                           BHFTII METLIFE RUSSELL 2000(R) INDEX
                                                                                         DIVISION
                                                             -----------------------------------------------------------------
                                                                     2018                  2017                   2016
                                                             -------------------    -------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $           945,477    $           973,933   $            959,940
                                                             -------------------    -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................               57,241                 54,478                 46,857
                                                             -------------------    -------------------   --------------------
           Net investment income (loss)....................              888,236                919,455                913,083
                                                             -------------------    -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................            5,684,074              3,194,653              4,042,248
      Realized gains (losses) on sale of investments.......            3,015,270              2,846,816              1,662,177
                                                             -------------------    -------------------   --------------------
           Net realized gains (losses).....................            8,699,344              6,041,469              5,704,425
                                                             -------------------    -------------------   --------------------
      Change in unrealized gains (losses) on investments...         (17,938,965)              4,109,388              7,347,406
                                                             -------------------    -------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................          (9,239,621)             10,150,857             13,051,831
                                                             -------------------    -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $       (8,351,385)    $        11,070,312   $         13,964,914
                                                             ===================    ===================   ====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016



                                                                                BHFTII METLIFE STOCK INDEX
                                                                                         DIVISION
                                                             ----------------------------------------------------------------
                                                                    2018                   2017                   2016
                                                             -------------------   --------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $        20,232,875   $         19,102,288   $        19,282,251
                                                             -------------------   --------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................            2,506,370              2,334,132             2,114,804
                                                             -------------------   --------------------   -------------------
           Net investment income (loss)....................           17,726,505             16,768,156            17,167,447
                                                             -------------------   --------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................           63,212,282             30,024,000            42,275,909
      Realized gains (losses) on sale of investments.......           30,717,054             34,571,519            15,702,100
                                                             -------------------   --------------------   -------------------
           Net realized gains (losses).....................           93,929,336             64,595,519            57,978,009
                                                             -------------------   --------------------   -------------------
      Change in unrealized gains (losses) on investments...        (159,803,991)            126,477,450            31,292,870
                                                             -------------------   --------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................         (65,874,655)            191,072,969            89,270,879
                                                             -------------------   --------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $      (48,148,150)   $        207,841,125   $       106,438,326
                                                             ===================   ====================   ===================


                                                                                 BHFTII MFS(R) TOTAL RETURN
                                                                                          DIVISION
                                                             -----------------------------------------------------------------
                                                                     2018                   2017                  2016
                                                             --------------------   -------------------    -------------------
INVESTMENT INCOME:
      Dividends............................................  $            682,160   $           265,892    $           287,267
                                                             --------------------   -------------------    -------------------
EXPENSES:
      Mortality and expense risk charges...................                 9,715                 9,874                  9,492
                                                             --------------------   -------------------    -------------------
           Net investment income (loss)....................               672,445               256,018                277,775
                                                             --------------------   -------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             1,954,294               556,179                417,334
      Realized gains (losses) on sale of investments.......                77,778               137,114                162,191
                                                             --------------------   -------------------    -------------------
           Net realized gains (losses).....................             2,032,072               693,293                579,525
                                                             --------------------   -------------------    -------------------
      Change in unrealized gains (losses) on investments...           (4,570,024)             1,181,033                  3,086
                                                             --------------------   -------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................           (2,537,952)             1,874,326                582,611
                                                             --------------------   -------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $        (1,865,507)   $         2,130,344    $           860,386
                                                             ====================   ===================    ===================


                                                                                     BHFTII MFS(R) VALUE
                                                                                          DIVISION
                                                             -----------------------------------------------------------------
                                                                     2018                   2017                  2016
                                                             --------------------   -------------------    -------------------
INVESTMENT INCOME:
      Dividends............................................  $          1,817,803   $         1,881,888    $         1,901,086
                                                             --------------------   -------------------    -------------------
EXPENSES:
      Mortality and expense risk charges...................                91,293                74,868                 68,482
                                                             --------------------   -------------------    -------------------
           Net investment income (loss)....................             1,726,510             1,807,020              1,832,604
                                                             --------------------   -------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             7,633,263             5,556,050              7,583,219
      Realized gains (losses) on sale of investments.......               717,887               820,001                440,263
                                                             --------------------   -------------------    -------------------
           Net realized gains (losses).....................             8,351,150             6,376,051              8,023,482
                                                             --------------------   -------------------    -------------------
      Change in unrealized gains (losses) on investments...          (21,548,270)             7,634,853              1,456,878
                                                             --------------------   -------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................          (13,197,120)            14,010,904              9,480,360
                                                             --------------------   -------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $       (11,470,610)   $        15,817,924    $        11,312,964
                                                             ====================   ===================    ===================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016



                                                                                  BHFTII MFS(R) VALUE II
                                                                                         DIVISION
                                                             -----------------------------------------------------------------
                                                                  2018 (b)                 2017                   2016
                                                             -------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $           681,104   $            550,421   $            319,165
                                                             -------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                7,965                 24,035                 22,545
                                                             -------------------   --------------------   --------------------
           Net investment income (loss)....................              673,139                526,386                296,620
                                                             -------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................            5,662,958                     --              1,458,734
      Realized gains (losses) on sale of investments.......          (7,669,155)              (221,837)              (389,249)
                                                             -------------------   --------------------   --------------------
           Net realized gains (losses).....................          (2,006,197)              (221,837)              1,069,485
                                                             -------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...              673,673              1,234,077              1,883,740
                                                             -------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................          (1,332,524)              1,012,240              2,953,225
                                                             -------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         (659,385)   $          1,538,626   $          3,249,845
                                                             ===================   ====================   ====================


                                                                               BHFTII NEUBERGER BERMAN GENESIS
                                                                                          DIVISION
                                                             -----------------------------------------------------------------
                                                                     2018                   2017                   2016
                                                             --------------------   --------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $            427,961   $            467,365   $           488,023
                                                             --------------------   --------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................               103,468                 97,289                88,644
                                                             --------------------   --------------------   -------------------
           Net investment income (loss)....................               324,493                370,076               399,379
                                                             --------------------   --------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................            14,931,674              9,271,091                    --
      Realized gains (losses) on sale of investments.......             2,455,941              2,786,014             1,826,763
                                                             --------------------   --------------------   -------------------
           Net realized gains (losses).....................            17,387,615             12,057,105             1,826,763
                                                             --------------------   --------------------   -------------------
      Change in unrealized gains (losses) on investments...          (25,138,689)              4,394,645            15,758,188
                                                             --------------------   --------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................           (7,751,074)             16,451,750            17,584,951
                                                             --------------------   --------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $        (7,426,581)   $         16,821,826   $        17,984,330
                                                             ====================   ====================   ===================


                                                                           BHFTII T. ROWE PRICE LARGE CAP GROWTH
                                                                                         DIVISION
                                                             -----------------------------------------------------------------
                                                                    2018                   2017                   2016
                                                             -------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $           463,194   $            290,388   $             49,087
                                                             -------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................               80,800                 68,479                 57,405
                                                             -------------------   --------------------   --------------------
           Net investment income (loss)....................              382,394                221,909                (8,318)
                                                             -------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................           19,742,610              5,723,064             10,221,524
      Realized gains (losses) on sale of investments.......            2,588,381              2,250,944              1,301,214
                                                             -------------------   --------------------   --------------------
           Net realized gains (losses).....................           22,330,991              7,974,008             11,522,738
                                                             -------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...         (23,124,361)             19,425,313           (10,229,673)
                                                             -------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            (793,370)             27,399,321              1,293,065
                                                             -------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         (410,976)   $         27,621,230   $          1,284,747
                                                             ===================   ====================   ====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016



                                                                            BHFTII T. ROWE PRICE SMALL CAP GROWTH
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2018                   2017                   2016
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            159,008   $            383,598   $            278,411
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................               462,454                422,353                374,021
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................             (303,446)               (38,755)               (95,610)
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................            10,935,636              7,083,773             13,259,903
      Realized gains (losses) on sale of investments.......             3,925,105              2,988,428              2,246,255
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................            14,860,741             10,072,201             15,506,158
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...          (22,939,008)             14,656,850            (3,850,598)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................           (8,078,267)             24,729,051             11,655,560
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $        (8,381,713)   $         24,690,296   $         11,559,950
                                                             ====================   ====================   ====================


                                                                           BHFTII VAN ECK GLOBAL NATURAL RESOURCES
                                                                                          DIVISION
                                                             -------------------------------------------------------------------
                                                                     2018                   2017                    2016
                                                             --------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $                567   $                290    $              1,967
                                                             --------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                      --
                                                             --------------------   --------------------    --------------------
           Net investment income (loss)....................                   567                    290                   1,967
                                                             --------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --                      --
      Realized gains (losses) on sale of investments.......               (2,432)                (3,647)                 (7,201)
                                                             --------------------   --------------------    --------------------
           Net realized gains (losses).....................               (2,432)                (3,647)                 (7,201)
                                                             --------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...              (96,127)                  5,530                  88,581
                                                             --------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................              (98,559)                  1,883                  81,380
                                                             --------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $           (97,992)   $              2,173    $             83,347
                                                             ====================   ====================    ====================


                                                                BHFTII WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2018                   2017                   2016
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $          2,776,967   $          2,088,016   $            831,199
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                80,667                 86,369                 69,295
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................             2,696,300              2,001,647                761,904
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --                     --
      Realized gains (losses) on sale of investments.......                89,897                364,897                119,058
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................                89,897                364,897                119,058
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...           (4,895,547)              1,796,363              2,417,251
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................           (4,805,650)              2,161,260              2,536,309
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $        (2,109,350)   $          4,162,907   $          3,298,213
                                                             ====================   ====================   ====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016



                                                                        BHFTII WESTERN ASSET MANAGEMENT U.S. GOVERNMENT
                                                                                           DIVISION
                                                             --------------------------------------------------------------------
                                                                      2018                   2017                    2016
                                                             ---------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $             360,455   $             418,500   $            416,577
                                                             ---------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                 16,625                  16,252                 16,155
                                                             ---------------------   ---------------------   --------------------
           Net investment income (loss)....................                343,830                 402,248                400,422
                                                             ---------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                     --                      --                     --
      Realized gains (losses) on sale of investments.......               (86,126)                (35,219)               (10,757)
                                                             ---------------------   ---------------------   --------------------
           Net realized gains (losses).....................               (86,126)                (35,219)               (10,757)
                                                             ---------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments...              (115,445)                (80,512)              (199,711)
                                                             ---------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................              (201,571)               (115,731)              (210,468)
                                                             ---------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             142,259   $             286,517   $            189,954
                                                             =====================   =====================   ====================


                                                                                DREYFUS VIF INTERNATIONAL VALUE
                                                                                           DIVISION
                                                             --------------------------------------------------------------------
                                                                     2018                    2017                    2016
                                                             --------------------    --------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $              3,466    $              2,916   $               3,283
                                                             --------------------    --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                      --
                                                             --------------------    --------------------   ---------------------
           Net investment income (loss)....................                 3,466                   2,916                   3,283
                                                             --------------------    --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                      --                      --
      Realized gains (losses) on sale of investments.......                 (123)                   (300)                 (5,322)
                                                             --------------------    --------------------   ---------------------
           Net realized gains (losses).....................                 (123)                   (300)                 (5,322)
                                                             --------------------    --------------------   ---------------------
      Change in unrealized gains (losses) on investments...              (44,641)                  51,516                 (2,271)
                                                             --------------------    --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................              (44,764)                  51,216                 (7,593)
                                                             --------------------    --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $           (41,298)    $             54,132   $             (4,310)
                                                             ====================    ====================   =====================


                                                                             FIDELITY(R) VIP ASSET MANAGER: GROWTH
                                                                                           DIVISION
                                                             --------------------------------------------------------------------
                                                                     2018                    2017                    2016
                                                             --------------------    --------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $             28,546    $             24,598   $              23,502
                                                             --------------------    --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                      --
                                                             --------------------    --------------------   ---------------------
           Net investment income (loss)....................                28,546                  24,598                  23,502
                                                             --------------------    --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                82,828                 254,110                  25,657
      Realized gains (losses) on sale of investments.......                24,180                  39,851                  35,213
                                                             --------------------    --------------------   ---------------------
           Net realized gains (losses).....................               107,008                 293,961                  60,870
                                                             --------------------    --------------------   ---------------------
      Change in unrealized gains (losses) on investments...             (293,123)                   9,749                (48,668)
                                                             --------------------    --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................             (186,115)                 303,710                  12,202
                                                             --------------------    --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $          (157,569)    $            328,308   $              35,704
                                                             ====================    ====================   =====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016



                                                                                   FIDELITY(R) VIP CONTRAFUND
                                                                                            DIVISION
                                                             ----------------------------------------------------------------------
                                                                      2018                    2017                    2016
                                                             ---------------------    --------------------    ---------------------
INVESTMENT INCOME:
      Dividends............................................  $              18,473    $             25,600    $              18,813
                                                             ---------------------    --------------------    ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                      --                       --
                                                             ---------------------    --------------------    ---------------------
           Net investment income (loss)....................                 18,473                  25,600                   18,813
                                                             ---------------------    --------------------    ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                260,686                 151,989                  215,517
      Realized gains (losses) on sale of investments.......                 55,502                  64,249                   49,752
                                                             ---------------------    --------------------    ---------------------
           Net realized gains (losses).....................                316,188                 216,238                  265,269
                                                             ---------------------    --------------------    ---------------------
      Change in unrealized gains (losses) on investments...              (515,972)                 321,303                 (89,763)
                                                             ---------------------    --------------------    ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................              (199,784)                 537,541                  175,506
                                                             ---------------------    --------------------    ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $           (181,311)    $            563,141    $             194,319
                                                             =====================    ====================    =====================


                                                                                 FIDELITY(R) VIP EQUITY-INCOME
                                                                                           DIVISION
                                                             ---------------------------------------------------------------------
                                                                     2018                    2017                     2016
                                                             ---------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $                  36   $                  40   $                 351
                                                             ---------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                      --                      --
                                                             ---------------------   ---------------------   ---------------------
           Net investment income (loss)....................                     36                      40                     351
                                                             ---------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                     75                     208                     873
      Realized gains (losses) on sale of investments.......                      1                     645                    (15)
                                                             ---------------------   ---------------------   ---------------------
           Net realized gains (losses).....................                     76                     853                     858
                                                             ---------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...                  (250)                   (214)                   1,277
                                                             ---------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                  (174)                     639                   2,135
                                                             ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $               (138)   $                 679   $               2,486
                                                             =====================   =====================   =====================


                                                                                 FIDELITY(R) VIP FREEDOM 2010
                                                                                           DIVISION
                                                             ---------------------------------------------------------------------
                                                                     2018                    2017                    2016
                                                             --------------------    ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $              2,455    $               2,182   $                 439
                                                             --------------------    ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                       --                      --
                                                             --------------------    ---------------------   ---------------------
           Net investment income (loss)....................                 2,455                    2,182                     439
                                                             --------------------    ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 3,961                    1,201                     455
      Realized gains (losses) on sale of investments.......                 (395)                      700                    (28)
                                                             --------------------    ---------------------   ---------------------
           Net realized gains (losses).....................                 3,566                    1,901                     427
                                                             --------------------    ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...              (11,906)                      324                     369
                                                             --------------------    ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               (8,340)                    2,225                     796
                                                             --------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            (5,885)    $               4,407   $               1,235
                                                             ====================    =====================   =====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016



                                                                                  FIDELITY(R) VIP FREEDOM 2020
                                                                                            DIVISION
                                                             ---------------------------------------------------------------------
                                                                     2018                     2017                    2016
                                                             ---------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $               8,406   $               8,288   $               8,579
                                                             ---------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                      --                      --
                                                             ---------------------   ---------------------   ---------------------
           Net investment income (loss)....................                  8,406                   8,288                   8,579
                                                             ---------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 17,605                  15,960                  16,688
      Realized gains (losses) on sale of investments.......                  6,369                  17,690                   2,623
                                                             ---------------------   ---------------------   ---------------------
           Net realized gains (losses).....................                 23,974                  33,650                  19,311
                                                             ---------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...               (64,092)                  50,769                   4,403
                                                             ---------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               (40,118)                  84,419                  23,714
                                                             ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            (31,712)   $              92,707   $              32,293
                                                             =====================   =====================   =====================


                                                                                  FIDELITY(R) VIP FREEDOM 2025
                                                                                            DIVISION
                                                             ---------------------------------------------------------------------
                                                                      2018                    2017                    2016
                                                             ---------------------   ---------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $               7,186   $               7,280    $              6,677
                                                             ---------------------   ---------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                      --                      --
                                                             ---------------------   ---------------------    --------------------
           Net investment income (loss)....................                  7,186                   7,280                   6,677
                                                             ---------------------   ---------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                  9,975                  13,035                  13,619
      Realized gains (losses) on sale of investments.......                  1,100                     687                   (312)
                                                             ---------------------   ---------------------    --------------------
           Net realized gains (losses).....................                 11,075                  13,722                  13,307
                                                             ---------------------   ---------------------    --------------------
      Change in unrealized gains (losses) on investments...               (51,118)                  58,295                   6,315
                                                             ---------------------   ---------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               (40,043)                  72,017                  19,622
                                                             ---------------------   ---------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            (32,857)   $              79,297    $             26,299
                                                             =====================   =====================    ====================


                                                                                 FIDELITY(R) VIP FREEDOM 2030
                                                                                           DIVISION
                                                             ---------------------------------------------------------------------
                                                                     2018                    2017                     2016
                                                             ---------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $               3,464   $               3,686   $               2,599
                                                             ---------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                      --                      --
                                                             ---------------------   ---------------------   ---------------------
           Net investment income (loss)....................                  3,464                   3,686                   2,599
                                                             ---------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                  6,179                   7,522                   4,822
      Realized gains (losses) on sale of investments.......                 13,421                   8,178                 (1,669)
                                                             ---------------------   ---------------------   ---------------------
           Net realized gains (losses).....................                 19,600                  15,700                   3,153
                                                             ---------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...               (40,198)                  21,517                   4,716
                                                             ---------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               (20,598)                  37,217                   7,869
                                                             ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            (17,134)   $              40,903   $              10,468
                                                             =====================   =====================   =====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016



                                                                                 FIDELITY(R) VIP FREEDOM 2040
                                                                                           DIVISION
                                                             --------------------------------------------------------------------
                                                                     2018                    2017                   2016
                                                             --------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $              3,024   $               2,654   $               2,084
                                                             --------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                      --
                                                             --------------------   ---------------------   ---------------------
           Net investment income (loss)....................                 3,024                   2,654                   2,084
                                                             --------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 5,014                   5,908                   3,682
      Realized gains (losses) on sale of investments.......                 8,456                   6,961                   (877)
                                                             --------------------   ---------------------   ---------------------
           Net realized gains (losses).....................                13,470                  12,869                   2,805
                                                             --------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...              (41,836)                  24,961                   5,080
                                                             --------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................              (28,366)                  37,830                   7,885
                                                             --------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $           (25,342)   $              40,484   $               9,969
                                                             ====================   =====================   =====================


                                                                                 FIDELITY(R) VIP FREEDOM 2050
                                                                                           DIVISION
                                                             --------------------------------------------------------------------
                                                                     2018                    2017                   2016
                                                             --------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $              2,456   $               2,270   $               1,500
                                                             --------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                      --
                                                             --------------------   ---------------------   ---------------------
           Net investment income (loss)....................                 2,456                   2,270                   1,500
                                                             --------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 5,193                   4,679                   2,239
      Realized gains (losses) on sale of investments.......                 5,282                   3,738                   (570)
                                                             --------------------   ---------------------   ---------------------
           Net realized gains (losses).....................                10,475                   8,417                   1,669
                                                             --------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...              (34,149)                  19,567                   2,841
                                                             --------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................              (23,674)                  27,984                   4,510
                                                             --------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $           (21,218)   $              30,254   $               6,010
                                                             ====================   =====================   =====================


                                                                            FIDELITY(R) VIP GOVERNMENT MONEY MARKET
                                                                                           DIVISION
                                                             --------------------------------------------------------------------
                                                                     2018                    2017                  2016 (c)
                                                             --------------------    --------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $             56,758    $             22,875   $               4,167
                                                             --------------------    --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                      --
                                                             --------------------    --------------------   ---------------------
           Net investment income (loss)....................                56,758                  22,875                   4,167
                                                             --------------------    --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                      --                      --
      Realized gains (losses) on sale of investments.......                    --                      --                      --
                                                             --------------------    --------------------   ---------------------
           Net realized gains (losses).....................                    --                      --                      --
                                                             --------------------    --------------------   ---------------------
      Change in unrealized gains (losses) on investments...                    --                      --                      --
                                                             --------------------    --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                    --                      --                      --
                                                             --------------------    --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             56,758    $             22,875   $               4,167
                                                             ====================    ====================   =====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016



                                                                                  FIDELITY(R) VIP HIGH INCOME
                                                                                           DIVISION
                                                             ---------------------------------------------------------------------
                                                                     2018                    2017                    2016
                                                             ---------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $              28,272   $              24,337   $              18,971
                                                             ---------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                      --                      --
                                                             ---------------------   ---------------------   ---------------------
           Net investment income (loss)....................                 28,272                  24,337                  18,971
                                                             ---------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                     --                      --                      --
      Realized gains (losses) on sale of investments.......                  (649)                    (18)                   (443)
                                                             ---------------------   ---------------------   ---------------------
           Net realized gains (losses).....................                  (649)                    (18)                   (443)
                                                             ---------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...               (43,948)                   2,185                  19,200
                                                             ---------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               (44,597)                   2,167                  18,757
                                                             ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            (16,325)   $              26,504   $              37,728
                                                             =====================   =====================   =====================


                                                                             FIDELITY(R) VIP INVESTMENT GRADE BOND
                                                                                           DIVISION
                                                             ---------------------------------------------------------------------
                                                                     2018                    2017                    2016
                                                             ---------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $              28,459   $              28,197   $              28,927
                                                             ---------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                      --                      --
                                                             ---------------------   ---------------------   ---------------------
           Net investment income (loss)....................                 28,459                  28,197                  28,927
                                                             ---------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                  7,286                   5,616                     587
      Realized gains (losses) on sale of investments.......                (1,484)                 (2,296)                 (2,116)
                                                             ---------------------   ---------------------   ---------------------
           Net realized gains (losses).....................                  5,802                   3,320                 (1,529)
                                                             ---------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...               (41,933)                  18,959                  27,988
                                                             ---------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               (36,131)                  22,279                  26,459
                                                             ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             (7,672)   $              50,476   $              55,386
                                                             =====================   =====================   =====================


                                                                                     FIDELITY(R) VIP MID CAP
                                                                                            DIVISION
                                                             ---------------------------------------------------------------------
                                                                      2018                    2017                    2016
                                                             ---------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $               1,054   $               1,285   $                 766
                                                             ---------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                      --                      --
                                                             ---------------------   ---------------------   ---------------------
           Net investment income (loss)....................                  1,054                   1,285                     766
                                                             ---------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 23,976                  12,504                  14,495
      Realized gains (losses) on sale of investments.......                  5,031                   3,777                   (682)
                                                             ---------------------   ---------------------   ---------------------
           Net realized gains (losses).....................                 29,007                  16,281                  13,813
                                                             ---------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...               (65,288)                  31,948                   9,442
                                                             ---------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               (36,281)                  48,229                  23,255
                                                             ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            (35,227)   $              49,514   $              24,021
                                                             =====================   =====================   =====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016



                                                                                 FTVIPT FRANKLIN INCOME VIP
                                                                                          DIVISION
                                                             -----------------------------------------------------------------
                                                                     2018                   2017                   2016
                                                             --------------------   --------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $              2,119   $              2,194   $             2,059
                                                             --------------------   --------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                    --
                                                             --------------------   --------------------   -------------------
           Net investment income (loss)....................                 2,119                  2,194                 2,059
                                                             --------------------   --------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --                    --
      Realized gains (losses) on sale of investments.......                 5,563                    186                 (110)
                                                             --------------------   --------------------   -------------------
           Net realized gains (losses).....................                 5,563                    186                 (110)
                                                             --------------------   --------------------   -------------------
      Change in unrealized gains (losses) on investments...              (10,139)                  6,858                 3,968
                                                             --------------------   --------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................               (4,576)                  7,044                 3,858
                                                             --------------------   --------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $            (2,457)   $              9,238   $             5,917
                                                             ====================   ====================   ===================


                                                                         FTVIPT FRANKLIN MUTUAL GLOBAL DISCOVERY VIP
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2018                   2017                   2016
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $             16,822   $              9,201   $              8,262
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                     --
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................                16,822                  9,201                  8,262
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 8,912                 29,295                 39,176
      Realized gains (losses) on sale of investments.......                 (775)                  1,492                (2,198)
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................                 8,137                 30,787                 36,978
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...             (108,582)                  6,135                 13,065
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................             (100,445)                 36,922                 50,043
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $           (83,623)   $             46,123   $             58,305
                                                             ====================   ====================   ====================


                                                                              FTVIPT FRANKLIN MUTUAL SHARES VIP
                                                                                          DIVISION
                                                             -----------------------------------------------------------------
                                                                     2018                   2017                  2016
                                                             --------------------   -------------------    -------------------
INVESTMENT INCOME:
      Dividends............................................  $              2,853   $             2,384    $             1,664
                                                             --------------------   -------------------    -------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                    --                     --
                                                             --------------------   -------------------    -------------------
           Net investment income (loss)....................                 2,853                 2,384                  1,664
                                                             --------------------   -------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 4,442                 4,324                  6,856
      Realized gains (losses) on sale of investments.......                 (352)                   (2)                  (444)
                                                             --------------------   -------------------    -------------------
           Net realized gains (losses).....................                 4,090                 4,322                  6,412
                                                             --------------------   -------------------    -------------------
      Change in unrealized gains (losses) on investments...              (17,095)                 1,445                  4,437
                                                             --------------------   -------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................              (13,005)                 5,767                 10,849
                                                             --------------------   -------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $           (10,152)   $             8,151    $            12,513
                                                             ====================   ===================    ===================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016



                                                                               FTVIPT TEMPLETON FOREIGN VIP
                                                                                         DIVISION
                                                             -----------------------------------------------------------------
                                                                     2018                  2017                   2016
                                                             --------------------   -------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            219,516   $           225,978   $            114,022
                                                             --------------------   -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                    --                     --
                                                             --------------------   -------------------   --------------------
           Net investment income (loss)....................               219,516               225,978                114,022
                                                             --------------------   -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                    --                 89,391
      Realized gains (losses) on sale of investments.......               137,505                 5,599               (69,876)
                                                             --------------------   -------------------   --------------------
           Net realized gains (losses).....................               137,505                 5,599                 19,515
                                                             --------------------   -------------------   --------------------
      Change in unrealized gains (losses) on investments...           (1,579,348)               996,224                260,337
                                                             --------------------   -------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................           (1,441,843)             1,001,823                279,852
                                                             --------------------   -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $        (1,222,327)   $         1,227,801   $            393,874
                                                             ====================   ===================   ====================


                                                                              FTVIPT TEMPLETON GLOBAL BOND VIP
                                                                                          DIVISION
                                                             -----------------------------------------------------------------
                                                                     2018                   2017                  2016
                                                             --------------------   -------------------    -------------------
INVESTMENT INCOME:
      Dividends............................................  $                 --   $                --    $                --
                                                             --------------------   -------------------    -------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                    --                     --
                                                             --------------------   -------------------    -------------------
           Net investment income (loss)....................                    --                    --                     --
                                                             --------------------   -------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                 1,934                    449
      Realized gains (losses) on sale of investments.......               (1,042)               (2,105)                (4,156)
                                                             --------------------   -------------------    -------------------
           Net realized gains (losses).....................               (1,042)                 (171)                (3,707)
                                                             --------------------   -------------------    -------------------
      Change in unrealized gains (losses) on investments...                19,604                11,918                 24,908
                                                             --------------------   -------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................                18,562                11,747                 21,201
                                                             --------------------   -------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $             18,562   $            11,747    $            21,201
                                                             ====================   ===================    ===================


                                                                                GOLDMAN SACHS MID-CAP VALUE
                                                                                         DIVISION
                                                             -----------------------------------------------------------------
                                                                     2018                  2017                   2016
                                                             --------------------   -------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                780   $               623   $              1,071
                                                             --------------------   -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                    --                     --
                                                             --------------------   -------------------   --------------------
           Net investment income (loss)....................                   780                   623                  1,071
                                                             --------------------   -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 7,077                 4,676                     43
      Realized gains (losses) on sale of investments.......                   766                   316                (9,872)
                                                             --------------------   -------------------   --------------------
           Net realized gains (losses).....................                 7,843                 4,992                (9,829)
                                                             --------------------   -------------------   --------------------
      Change in unrealized gains (losses) on investments...              (15,671)                 3,256                 25,433
                                                             --------------------   -------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................               (7,828)                 8,248                 15,604
                                                             --------------------   -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $            (7,048)   $             8,871   $             16,675
                                                             ====================   ===================   ====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016



                                                                             GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS
                                                                                            DIVISION
                                                             ----------------------------------------------------------------------
                                                                     2018                     2017                    2016
                                                             ---------------------   ---------------------    ---------------------
INVESTMENT INCOME:
      Dividends............................................  $                  37   $                  41    $                 413
                                                             ---------------------   ---------------------    ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                      --                       --
                                                             ---------------------   ---------------------    ---------------------
           Net investment income (loss)....................                     37                      41                      413
                                                             ---------------------   ---------------------    ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                  1,104                     836                      986
      Realized gains (losses) on sale of investments.......                    144                   3,260                    (839)
                                                             ---------------------   ---------------------    ---------------------
           Net realized gains (losses).....................                  1,248                   4,096                      147
                                                             ---------------------   ---------------------    ---------------------
      Change in unrealized gains (losses) on investments...                (1,847)                 (3,129)                    6,057
                                                             ---------------------   ---------------------    ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                  (599)                     967                    6,204
                                                             ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $               (562)   $               1,008    $               6,617
                                                             =====================   =====================    =====================


                                                                                      INVESCO V.I. COMSTOCK
                                                                                            DIVISION
                                                             ----------------------------------------------------------------------
                                                                     2018                     2017                    2016
                                                             ---------------------   ---------------------    ---------------------
INVESTMENT INCOME:
      Dividends............................................  $              10,995   $              10,939    $               4,913
                                                             ---------------------   ---------------------    ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                      --                       --
                                                             ---------------------   ---------------------    ---------------------
           Net investment income (loss)....................                 10,995                  10,939                    4,913
                                                             ---------------------   ---------------------    ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 75,626                  23,965                   29,536
      Realized gains (losses) on sale of investments.......                 45,604                   4,332                    2,231
                                                             ---------------------   ---------------------    ---------------------
           Net realized gains (losses).....................                121,230                  28,297                   31,767
                                                             ---------------------   ---------------------    ---------------------
      Change in unrealized gains (losses) on investments...              (184,052)                  52,013                   25,839
                                                             ---------------------   ---------------------    ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               (62,822)                  80,310                   57,606
                                                             ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            (51,827)   $              91,249    $              62,519
                                                             =====================   =====================    =====================


                                                                                INVESCO V.I. INTERNATIONAL GROWTH
                                                                                            DIVISION
                                                             ----------------------------------------------------------------------
                                                                      2018                    2017                     2016
                                                             ---------------------    ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $               7,440    $               4,975   $               4,874
                                                             ---------------------    ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                       --                      --
                                                             ---------------------    ---------------------   ---------------------
           Net investment income (loss)....................                  7,440                    4,975                   4,874
                                                             ---------------------    ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                  2,520                       --                      --
      Realized gains (losses) on sale of investments.......                  2,195                    6,211                     630
                                                             ---------------------    ---------------------   ---------------------
           Net realized gains (losses).....................                  4,715                    6,211                     630
                                                             ---------------------    ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...               (67,377)                   61,391                 (8,246)
                                                             ---------------------    ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               (62,662)                   67,602                 (7,616)
                                                             ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            (55,222)    $              72,577   $             (2,742)
                                                             =====================    =====================   =====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016



                                                                                  JANUS HENDERSON BALANCED
                                                                                          DIVISION
                                                             -------------------------------------------------------------------
                                                                     2018                   2017                    2016
                                                             --------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $             23,404   $             15,832    $             20,153
                                                             --------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                      --
                                                             --------------------   --------------------    --------------------
           Net investment income (loss)....................                23,404                 15,832                  20,153
                                                             --------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                33,075                  2,191                  14,217
      Realized gains (losses) on sale of investments.......                 6,353                 11,402                   8,012
                                                             --------------------   --------------------    --------------------
           Net realized gains (losses).....................                39,428                 13,593                  22,229
                                                             --------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...              (64,594)                160,350                    (19)
                                                             --------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................              (25,166)                173,943                  22,210
                                                             --------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            (1,762)   $            189,775    $             42,363
                                                             ====================   ====================    ====================


                                                                                 JANUS HENDERSON ENTERPRISE
                                                                                          DIVISION
                                                             -------------------------------------------------------------------
                                                                     2018                   2017                  2016 (d)
                                                             --------------------   --------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $                446   $                710   $                 107
                                                             --------------------   --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                      --
                                                             --------------------   --------------------   ---------------------
           Net investment income (loss)....................                   446                    710                     107
                                                             --------------------   --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                20,616                 32,459                  38,700
      Realized gains (losses) on sale of investments.......                16,295                 20,860                   (534)
                                                             --------------------   --------------------   ---------------------
           Net realized gains (losses).....................                36,911                 53,319                  38,166
                                                             --------------------   --------------------   ---------------------
      Change in unrealized gains (losses) on investments...              (40,219)                 49,008                     289
                                                             --------------------   --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               (3,308)                102,327                  38,455
                                                             --------------------   --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            (2,862)   $            103,037   $              38,562
                                                             ====================   ====================   =====================


                                                                                    JANUS HENDERSON FORTY
                                                                                          DIVISION
                                                             -------------------------------------------------------------------
                                                                     2018                   2017                    2016
                                                             --------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $                 --   $                 --    $                 --
                                                             --------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                      --
                                                             --------------------   --------------------    --------------------
           Net investment income (loss)....................                    --                     --                      --
                                                             --------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                51,565                 29,535                  67,914
      Realized gains (losses) on sale of investments.......                   812                 20,272                 (8,107)
                                                             --------------------   --------------------    --------------------
           Net realized gains (losses).....................                52,377                 49,807                  59,807
                                                             --------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...              (46,227)                 82,066                (58,944)
                                                             --------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 6,150                131,873                     863
                                                             --------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              6,150   $            131,873    $                863
                                                             ====================   ====================    ====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016



                                                                                  JANUS HENDERSON OVERSEAS
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2018                   2017                   2016
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                400   $                358   $              1,672
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                     --
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................                   400                    358                  1,672
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --                  1,129
      Realized gains (losses) on sale of investments.......                  (52)               (10,688)                (7,649)
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................                  (52)               (10,688)                (6,520)
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...               (3,790)                 18,215                  1,900
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................               (3,842)                  7,527                (4,620)
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $            (3,442)   $              7,885   $            (2,948)
                                                             ====================   ====================   ====================


                                                                                  JANUS HENDERSON RESEARCH
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2018                   2017                   2016
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $              1,975   $              1,234   $              1,500
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                     --
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................                 1,975                  1,234                  1,500
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                17,143                  2,957                 17,243
      Realized gains (losses) on sale of investments.......                 4,135                  2,574                 45,098
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................                21,278                  5,531                 62,341
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...              (31,506)                 68,064               (66,733)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................              (10,228)                 73,595                (4,392)
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $            (8,253)   $             74,829   $            (2,892)
                                                             ====================   ====================   ====================


                                                                                   MFS(R) VIT GLOBAL EQUITY
                                                                                           DIVISION
                                                             -------------------------------------------------------------------
                                                                     2018                    2017                   2016
                                                             --------------------    --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $              2,659    $              1,698   $              1,326
                                                             --------------------    --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                     --
                                                             --------------------    --------------------   --------------------
           Net investment income (loss)....................                 2,659                   1,698                  1,326
                                                             --------------------    --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                16,597                   9,831                  9,731
      Realized gains (losses) on sale of investments.......                57,295                   2,533                    695
                                                             --------------------    --------------------   --------------------
           Net realized gains (losses).....................                73,892                  12,364                 10,426
                                                             --------------------    --------------------   --------------------
      Change in unrealized gains (losses) on investments...              (71,225)                  40,361                    736
                                                             --------------------    --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................                 2,667                  52,725                 11,162
                                                             --------------------    --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $              5,326    $             54,423   $             12,488
                                                             ====================    ====================   ====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016



                                                                                   MFS(R) VIT NEW DISCOVERY
                                                                                           DIVISION
                                                             -------------------------------------------------------------------
                                                                     2018                    2017                   2016
                                                             --------------------    --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                 --    $                 --   $                 --
                                                             --------------------    --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                     --
                                                             --------------------    --------------------   --------------------
           Net investment income (loss)....................                    --                      --                     --
                                                             --------------------    --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 3,132                   4,695                  9,401
      Realized gains (losses) on sale of investments.......                   277                  37,307                  (174)
                                                             --------------------    --------------------   --------------------
           Net realized gains (losses).....................                 3,409                  42,002                  9,227
                                                             --------------------    --------------------   --------------------
      Change in unrealized gains (losses) on investments...               (3,646)                   (961)                  7,467
                                                             --------------------    --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 (237)                  41,041                 16,694
                                                             --------------------    --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              (237)    $             41,041   $             16,694
                                                             ====================    ====================   ====================


                                                                                  MFS(R) VIT II HIGH YIELD
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2018                   2017                   2016
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $              8,422   $              9,827   $              9,347
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                     --
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................                 8,422                  9,827                  9,347
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --                     --
      Realized gains (losses) on sale of investments.......                 (212)                   (95)                  (220)
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................                 (212)                   (95)                  (220)
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...              (13,260)                  (254)                  9,158
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................              (13,472)                  (349)                  8,938
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            (5,050)   $              9,478   $             18,285
                                                             ====================   ====================   ====================


                                                                          MORGAN STANLEY VIF EMERGING MARKETS DEBT
                                                                                          DIVISION
                                                             ------------------------------------------------------------------
                                                                     2018                   2017                   2016
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $             86,325   $             70,167   $             59,307
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                     --
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................                86,325                 70,167                 59,307
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --                     --
      Realized gains (losses) on sale of investments.......              (84,029)                (7,471)               (12,131)
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................              (84,029)                (7,471)               (12,131)
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...             (126,520)                 58,835                 45,652
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................             (210,549)                 51,364                 33,521
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $          (124,224)   $            121,531   $             92,828
                                                             ====================   ====================   ====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016



                                                                         MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                                                                                          DIVISION
                                                             -----------------------------------------------------------------
                                                                     2018                   2017                   2016
                                                             --------------------   --------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $             15,121   $             29,128   $            12,938
                                                             --------------------   --------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                    --
                                                             --------------------   --------------------   -------------------
           Net investment income (loss)....................                15,121                 29,128                12,938
                                                             --------------------   --------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --                    --
      Realized gains (losses) on sale of investments.......                37,607                244,612              (37,991)
                                                             --------------------   --------------------   -------------------
           Net realized gains (losses).....................                37,607                244,612              (37,991)
                                                             --------------------   --------------------   -------------------
      Change in unrealized gains (losses) on investments...             (717,637)                807,706               171,862
                                                             --------------------   --------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................             (680,030)              1,052,318               133,871
                                                             --------------------   --------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $          (664,909)   $          1,081,446   $           146,809
                                                             ====================   ====================   ===================


                                                                                    PIMCO VIT ALL ASSET
                                                                                         DIVISION
                                                             -----------------------------------------------------------------
                                                                     2018                  2017                   2016
                                                             --------------------   -------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $              4,773   $             6,628   $              3,261
                                                             --------------------   -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                    --                     --
                                                             --------------------   -------------------   --------------------
           Net investment income (loss)....................                 4,773                 6,628                  3,261
                                                             --------------------   -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                    --                     --
      Realized gains (losses) on sale of investments.......                 (152)                 (130)                  (833)
                                                             --------------------   -------------------   --------------------
           Net realized gains (losses).....................                 (152)                 (130)                  (833)
                                                             --------------------   -------------------   --------------------
      Change in unrealized gains (losses) on investments...              (12,773)                11,089                 12,619
                                                             --------------------   -------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................              (12,925)                10,959                 11,786
                                                             --------------------   -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $            (8,152)   $            17,587   $             15,047
                                                             ====================   ===================   ====================


                                                                         PIMCO VIT COMMODITYREALRETURN(R) STRATEGY
                                                                                         DIVISION
                                                             -----------------------------------------------------------------
                                                                     2018                  2017                   2016
                                                             --------------------   -------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                503   $             1,293   $                111
                                                             --------------------   -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                    --                     --
                                                             --------------------   -------------------   --------------------
           Net investment income (loss)....................                   503                 1,293                    111
                                                             --------------------   -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                    --                     --
      Realized gains (losses) on sale of investments.......                 (347)               (3,603)                  (957)
                                                             --------------------   -------------------   --------------------
           Net realized gains (losses).....................                 (347)               (3,603)                  (957)
                                                             --------------------   -------------------   --------------------
      Change in unrealized gains (losses) on investments...               (3,284)                 2,335                  2,262
                                                             --------------------   -------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................               (3,631)               (1,268)                  1,305
                                                             --------------------   -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $            (3,128)   $                25   $              1,416
                                                             ====================   ===================   ====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016



                                                                                  PIMCO VIT LOW DURATION
                                                                                         DIVISION
                                                             -----------------------------------------------------------------
                                                                     2018                  2017                   2016
                                                             -------------------    -------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            18,308    $            12,109   $             13,010
                                                             -------------------    -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                   --                     --                     --
                                                             -------------------    -------------------   --------------------
           Net investment income (loss)....................               18,308                 12,109                 13,010
                                                             -------------------    -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                   --                     --                     --
      Realized gains (losses) on sale of investments.......                (478)                  (327)                  (325)
                                                             -------------------    -------------------   --------------------
           Net realized gains (losses).....................                (478)                  (327)                  (325)
                                                             -------------------    -------------------   --------------------
      Change in unrealized gains (losses) on investments...             (14,452)                    386                  (271)
                                                             -------------------    -------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................             (14,930)                     59                  (596)
                                                             -------------------    -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $             3,378    $            12,168   $             12,414
                                                             ===================    ===================   ====================


                                                                               PUTNAM VT INTERNATIONAL VALUE
                                                                                         DIVISION
                                                             -----------------------------------------------------------------
                                                                     2018                  2017                   2016
                                                             -------------------    -------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $               124    $                86   $                122
                                                             -------------------    -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                   --                     --                     --
                                                             -------------------    -------------------   --------------------
           Net investment income (loss)....................                  124                     86                    122
                                                             -------------------    -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                   --                     --                     --
      Realized gains (losses) on sale of investments.......                   71                     45                  (165)
                                                             -------------------    -------------------   --------------------
           Net realized gains (losses).....................                   71                     45                  (165)
                                                             -------------------    -------------------   --------------------
      Change in unrealized gains (losses) on investments...              (1,236)                  1,055                     58
                                                             -------------------    -------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................              (1,165)                  1,100                  (107)
                                                             -------------------    -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $           (1,041)    $             1,186   $                 15
                                                             ===================    ===================   ====================


                                                                                       ROYCE MICRO-CAP
                                                                                          DIVISION
                                                             -----------------------------------------------------------------
                                                                     2018                   2017                  2016
                                                             --------------------   --------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $                 --   $                 73   $                61
                                                             --------------------   --------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                    --
                                                             --------------------   --------------------   -------------------
           Net investment income (loss)....................                    --                     73                    61
                                                             --------------------   --------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                   519                  1,139                    --
      Realized gains (losses) on sale of investments.......                  (33)                      5                    71
                                                             --------------------   --------------------   -------------------
           Net realized gains (losses).....................                   486                  1,144                    71
                                                             --------------------   --------------------   -------------------
      Change in unrealized gains (losses) on investments...               (1,513)                  (673)                 1,525
                                                             --------------------   --------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................               (1,027)                    471                 1,596
                                                             --------------------   --------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $            (1,027)   $                544   $             1,657
                                                             ====================   ====================   ===================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016



                                                                                            ROYCE SMALL-CAP
                                                                                               DIVISION
                                                                  ------------------------------------------------------------------
                                                                          2018                   2017                   2016
                                                                  -------------------    --------------------   --------------------
INVESTMENT INCOME:
      Dividends...............................................    $               116    $                136   $              1,115
                                                                  -------------------    --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges......................                     --                      --                     --
                                                                  -------------------    --------------------   --------------------
           Net investment income (loss).......................                    116                     136                  1,115
                                                                  -------------------    --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.............................                    190                      --                 11,025
      Realized gains (losses) on sale of investments..........                   (35)                (13,382)                (4,843)
                                                                  -------------------    --------------------   --------------------
           Net realized gains (losses)........................                    155                (13,382)                  6,182
                                                                  -------------------    --------------------   --------------------
      Change in unrealized gains (losses) on investments......                (1,492)                  13,095                  2,799
                                                                  -------------------    --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments........................................                (1,337)                   (287)                  8,981
                                                                  -------------------    --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations.......................................    $           (1,221)    $              (151)   $             10,096
                                                                  ===================    ====================   ====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016


                                                                           AB VPS GLOBAL THEMATIC GROWTH
                                                                                     DIVISION
                                                         -----------------------------------------------------------------
                                                                 2018                  2017                   2016
                                                         -------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                --   $                 88   $                 --
   Net realized gains (losses).........................                  255                  2,867                    877
   Change in unrealized gains (losses) on investments..              (3,771)                  8,219                (1,193)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              (3,516)                 11,174                  (316)
                                                         -------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                1,269                  1,269                  1,269
   Net transfers (including fixed account).............                   29                (9,295)                (7,397)
   Policy charges......................................                (790)                  (859)                  (883)
   Transfers for Policy benefits and terminations......                   --                     --                   (90)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................                  508                (8,885)                (7,101)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............              (3,008)                  2,289                (7,417)
NET ASSETS:
   Beginning of year...................................               34,675                 32,386                 39,803
                                                         -------------------   --------------------   --------------------
   End of year.........................................  $            31,667   $             34,675   $             32,386
                                                         ===================   ====================   ====================

                                                                             AB VPS INTERMEDIATE BOND
                                                                                     DIVISION
                                                         -----------------------------------------------------------------
                                                                2018                   2017                   2016
                                                         -------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             1,502   $              3,922   $              2,736
   Net realized gains (losses).........................                2,000                (2,604)                  1,078
   Change in unrealized gains (losses) on investments..              (3,792)                  2,197                     49
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                (290)                  3,515                  3,863
                                                         -------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                  644                    644                     --
   Net transfers (including fixed account).............               79,043                 32,033                 33,741
   Policy charges......................................              (2,284)                (2,761)                (3,112)
   Transfers for Policy benefits and terminations......                  (1)               (52,174)                     --
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................               77,402               (22,258)                 30,629
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............               77,112               (18,743)                 34,492
NET ASSETS:
   Beginning of year...................................               76,308                 95,051                 60,559
                                                         -------------------   --------------------   --------------------
   End of year.........................................  $           153,420   $             76,308   $             95,051
                                                         ===================   ====================   ====================

                                                                              AMERICAN FUNDS(R) BOND
                                                                                     DIVISION
                                                         -----------------------------------------------------------------
                                                                 2018                  2017                   2016
                                                         --------------------   -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            134,370   $           118,854   $            100,993
   Net realized gains (losses).........................              (50,415)                94,447                 24,681
   Change in unrealized gains (losses) on investments..             (150,359)                12,429                 45,632
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              (66,404)               225,730                171,306
                                                         --------------------   -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........               555,280               560,778                594,195
   Net transfers (including fixed account).............             (631,291)               341,614                266,964
   Policy charges......................................             (322,021)             (355,918)              (399,254)
   Transfers for Policy benefits and terminations......             (527,467)             (446,430)              (479,171)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................             (925,499)               100,044               (17,266)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets.............             (991,903)               325,774                154,040
NET ASSETS:
   Beginning of year...................................             6,687,934             6,362,160              6,208,120
                                                         --------------------   -------------------   --------------------
   End of year.........................................  $          5,696,031   $         6,687,934   $          6,362,160
                                                         ====================   ===================   ====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016


                                                                    AMERICAN FUNDS(R) GLOBAL SMALL CAPITALIZATION
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2018                   2017                   2016
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           (27,220)   $            219,097   $             81,134
   Net realized gains (losses).........................             4,392,732                493,132             11,903,440
   Change in unrealized gains (losses) on investments..          (11,769,834)             15,300,486           (10,777,574)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................           (7,404,322)             16,012,715              1,207,000
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........             4,258,017              4,572,438              4,934,049
   Net transfers (including fixed account).............             (343,468)              (860,452)            (1,739,842)
   Policy charges......................................           (3,387,233)            (3,422,778)            (3,505,140)
   Transfers for Policy benefits and terminations......           (4,953,677)            (4,732,036)            (4,322,961)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................           (4,426,361)            (4,442,828)            (4,633,894)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............          (11,830,683)             11,569,887            (3,426,894)
NET ASSETS:
   Beginning of year...................................            75,338,643             63,768,756             67,195,650
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $         63,507,960   $         75,338,643   $         63,768,756
                                                         ====================   ====================   ====================

                                                                              AMERICAN FUNDS(R) GROWTH
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2018                   2017                    2016
                                                         --------------------   --------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            698,492   $            771,061    $         1,112,235
   Net realized gains (losses).........................            24,925,963             21,243,802             16,155,775
   Change in unrealized gains (losses) on investments..          (24,996,188)             23,936,579            (2,560,394)
                                                         --------------------   --------------------    -------------------
     Net increase (decrease) in net assets resulting
        from operations................................               628,267             45,951,442             14,707,616
                                                         --------------------   --------------------    -------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........             9,272,427              9,971,466             10,568,668
   Net transfers (including fixed account).............           (3,230,540)            (2,105,090)            (1,947,160)
   Policy charges......................................           (9,188,345)            (9,064,646)            (8,879,484)
   Transfers for Policy benefits and terminations......          (12,764,495)           (13,311,865)           (10,245,919)
                                                         --------------------   --------------------    -------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................          (15,910,953)           (14,510,135)           (10,503,895)
                                                         --------------------   --------------------    -------------------
     Net increase (decrease) in net assets.............          (15,282,686)             31,441,307              4,203,721
NET ASSETS:
   Beginning of year...................................           200,354,614            168,913,307            164,709,586
                                                         --------------------   --------------------    -------------------
   End of year.........................................  $        185,071,928   $        200,354,614    $       168,913,307
                                                         ====================   ====================    ===================

                                                                           AMERICAN FUNDS(R) GROWTH-INCOME
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2018                   2017                   2016
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          1,584,237   $          1,472,840   $          1,399,526
   Net realized gains (losses).........................            10,554,249              8,935,623             12,245,175
   Change in unrealized gains (losses) on investments..          (13,751,075)             12,349,992            (2,551,087)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................           (1,612,589)             22,758,455             11,093,614
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........             5,941,744              6,390,830              6,753,905
   Net transfers (including fixed account).............           (1,373,890)              (931,937)            (1,474,231)
   Policy charges......................................           (5,836,042)            (5,833,783)            (5,885,637)
   Transfers for Policy benefits and terminations......           (7,740,945)            (7,681,451)            (6,406,059)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................           (9,009,133)            (8,056,341)            (7,012,022)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............          (10,621,722)             14,702,114              4,081,592
NET ASSETS:
   Beginning of year...................................           120,442,660            105,740,546            101,658,954
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $        109,820,938   $        120,442,660   $        105,740,546
                                                         ====================   ====================   ====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016


                                                              AMERICAN FUNDS(R) HIGH-INCOME BOND
                                                                           DIVISION
                                                         -------------------------------------------
                                                                 2018                 2017 (a)
                                                         --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                530   $                468
   Net realized gains (losses).........................                   (7)                     --
   Change in unrealized gains (losses) on investments..                 (720)                  (375)
                                                         --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 (197)                     93
                                                         --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                    --                     --
   Net transfers (including fixed account).............                    --                  8,614
   Policy charges......................................                 (169)                   (55)
   Transfers for Policy benefits and terminations......                    --                     --
                                                         --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................                 (169)                  8,559
                                                         --------------------   --------------------
     Net increase (decrease) in net assets.............                 (366)                  8,652
NET ASSETS:
   Beginning of year...................................                 8,652                     --
                                                         --------------------   --------------------
   End of year.........................................  $              8,286   $              8,652
                                                         ====================   ====================

                                                                            AMERICAN FUNDS(R) INTERNATIONAL
                                                                                       DIVISION
                                                         -------------------------------------------------------------------
                                                                 2018                    2017                   2016
                                                         --------------------    --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             33,657    $              7,618   $              4,799
   Net realized gains (losses).........................                88,851                  14,001                 21,338
   Change in unrealized gains (losses) on investments..             (417,075)                 132,723               (18,823)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             (294,567)                 154,342                  7,314
                                                         --------------------    --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                48,327                  37,367                  2,192
   Net transfers (including fixed account).............             1,521,821                 217,535                     --
   Policy charges......................................              (40,694)                (15,980)                (6,055)
   Transfers for Policy benefits and terminations......              (51,108)                (88,369)               (70,171)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................             1,478,346                 150,553               (74,034)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets.............             1,183,779                 304,895               (66,720)
NET ASSETS:
   Beginning of year...................................               653,285                 348,390                415,110
                                                         --------------------    --------------------   --------------------
   End of year.........................................  $          1,837,064    $            653,285   $            348,390
                                                         ====================    ====================   ====================

                                                               AMERICAN FUNDS(R) U.S. GOVERNMENT/AAA-RATED SECURITIES
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2018                   2017                   2016
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                975   $                724   $                737
   Net realized gains (losses).........................                 (138)                   (41)                    968
   Change in unrealized gains (losses) on investments..                 (457)                    178                (1,163)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                   380                    861                    542
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                 1,331                  1,253                  5,191
   Net transfers (including fixed account).............                    13                      1                      9
   Policy charges......................................               (1,609)                (1,725)                (1,778)
   Transfers for Policy benefits and terminations......                    --                     --                     --
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................                 (265)                  (471)                  3,422
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............                   115                    390                  3,964
NET ASSETS:
   Beginning of year...................................                54,697                 54,307                 50,343
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $             54,812   $             54,697   $             54,307
                                                         ====================   ====================   ====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016


                                                                          BHFTI AB GLOBAL DYNAMIC ALLOCATION
                                                                                       DIVISION
                                                         -------------------------------------------------------------------
                                                                 2018                    2017                   2016
                                                         --------------------    --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              1,338    $              1,050   $                977
   Net realized gains (losses).........................                   601                     227                    430
   Change in unrealized gains (losses) on investments..               (7,744)                   7,735                    769
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               (5,805)                   9,012                  2,176
                                                         --------------------    --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                14,086                  14,853                 15,256
   Net transfers (including fixed account).............                 2,399                   4,736                (2,468)
   Policy charges......................................               (8,963)                 (8,465)                (8,319)
   Transfers for Policy benefits and terminations......               (3,669)                 (2,345)                (5,916)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................                 3,853                   8,779                (1,447)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets.............               (1,952)                  17,791                    729
NET ASSETS:
   Beginning of year...................................                79,701                  61,910                 61,181
                                                         --------------------    --------------------   --------------------
   End of year.........................................  $             77,749    $             79,701   $             61,910
                                                         ====================    ====================   ====================

                                                                BHFTI ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS
                                                                                       DIVISION
                                                         --------------------------------------------------------------------
                                                               2018 (b)                  2017                    2016
                                                         ---------------------   --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 125   $                 94   $                   2
   Net realized gains (losses).........................                    439                    101                    (12)
   Change in unrealized gains (losses) on investments..                  (693)                    685                      80
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                  (129)                    880                      70
                                                         ---------------------   --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                    382                  3,038                   3,715
   Net transfers (including fixed account).............                (6,050)                     19                     274
   Policy charges......................................                  (408)                (1,306)                 (1,293)
   Transfers for Policy benefits and terminations......                  (361)                  (851)                      --
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................                (6,437)                    900                   2,696
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets.............                (6,566)                  1,780                   2,766
NET ASSETS:
   Beginning of year...................................                  6,566                  4,786                   2,020
                                                         ---------------------   --------------------   ---------------------
   End of year.........................................  $                  --   $              6,566   $               4,786
                                                         =====================   ====================   =====================

                                                                      BHFTI AMERICAN FUNDS(R) BALANCED ALLOCATION
                                                                                       DIVISION
                                                         -------------------------------------------------------------------
                                                                 2018                    2017                   2016
                                                         --------------------   ---------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             21,884   $              19,259   $             18,208
   Net realized gains (losses).........................                67,751                  55,792                 76,946
   Change in unrealized gains (losses) on investments..             (138,831)                  98,370               (22,963)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              (49,196)                 173,421                 72,191
                                                         --------------------   ---------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........               127,551                 143,128                 85,094
   Net transfers (including fixed account).............              (14,157)                 (1,238)                 21,073
   Policy charges......................................              (85,731)                (81,299)               (69,192)
   Transfers for Policy benefits and terminations......              (15,339)                 (8,464)               (12,455)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................                12,324                  52,127                 24,520
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets.............              (36,872)                 225,548                 96,711
NET ASSETS:
   Beginning of year...................................             1,216,312                 990,764                894,053
                                                         --------------------   ---------------------   --------------------
   End of year.........................................  $          1,179,440   $           1,216,312   $            990,764
                                                         ====================   =====================   ====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016


                                                                      BHFTI AMERICAN FUNDS(R) GROWTH ALLOCATION
                                                                                      DIVISION
                                                         -----------------------------------------------------------------
                                                                 2018                   2017                   2016
                                                         --------------------   --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             33,504   $             29,710   $            26,959
   Net realized gains (losses).........................               144,757                127,888               160,188
   Change in unrealized gains (losses) on investments..             (302,410)                236,441              (37,021)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from operations................................             (124,149)                394,039               150,126
                                                         --------------------   --------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........               277,431                312,058               271,362
   Net transfers (including fixed account).............               (5,838)                 23,444                26,046
   Policy charges......................................             (153,134)              (159,833)             (153,833)
   Transfers for Policy benefits and terminations......             (137,497)               (46,322)              (70,269)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................              (19,038)                129,347                73,306
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets.............             (143,187)                523,386               223,432
NET ASSETS:
   Beginning of year...................................             2,284,932              1,761,546             1,538,114
                                                         --------------------   --------------------   -------------------
   End of year.........................................  $          2,141,745   $          2,284,932   $         1,761,546
                                                         ====================   ====================   ===================

                                                                     BHFTI AMERICAN FUNDS(R) MODERATE ALLOCATION
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2018                   2017                   2016
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             30,889   $             27,088   $             23,999
   Net realized gains (losses).........................                68,645                 55,639                 67,729
   Change in unrealized gains (losses) on investments..             (144,806)                 80,012               (16,232)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              (45,272)                162,739                 75,496
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........               259,339                283,128                234,792
   Net transfers (including fixed account).............              (68,869)                  6,385                 22,400
   Policy charges......................................             (130,196)              (137,260)              (128,785)
   Transfers for Policy benefits and terminations......              (46,457)               (28,322)               (14,859)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................                13,817                123,931                113,548
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............              (31,455)                286,670                189,044
NET ASSETS:
   Beginning of year...................................             1,445,306              1,158,636                969,592
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $          1,413,851   $          1,445,306   $          1,158,636
                                                         ====================   ====================   ====================

                                                                           BHFTI AQR GLOBAL RISK BALANCED
                                                                                      DIVISION
                                                         -----------------------------------------------------------------
                                                                 2018                   2017                  2016
                                                         --------------------   -------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                581   $             2,366    $                --
   Net realized gains (losses).........................                11,086                 4,688                (7,843)
   Change in unrealized gains (losses) on investments..              (21,378)                 6,767                 18,548
                                                         --------------------   -------------------    -------------------
     Net increase (decrease) in net assets resulting
        from operations................................               (9,711)                13,821                 10,705
                                                         --------------------   -------------------    -------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                29,791                32,619                 40,240
   Net transfers (including fixed account).............              (13,114)               (4,180)               (10,383)
   Policy charges......................................              (14,754)              (14,372)               (20,166)
   Transfers for Policy benefits and terminations......               (8,516)               (2,595)               (19,162)
                                                         --------------------   -------------------    -------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................               (6,593)                11,472                (9,471)
                                                         --------------------   -------------------    -------------------
     Net increase (decrease) in net assets.............              (16,304)                25,293                  1,234
NET ASSETS:
   Beginning of year...................................               161,171               135,878                134,644
                                                         --------------------   -------------------    -------------------
   End of year.........................................  $            144,867   $           161,171    $           135,878
                                                         ====================   ===================    ===================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016


                                                                       BHFTI BLACKROCK GLOBAL TACTICAL STRATEGIES
                                                                                        DIVISION
                                                         ---------------------------------------------------------------------
                                                                  2018                    2017                    2016
                                                         ---------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               6,588   $               2,651   $               4,216
   Net realized gains (losses).........................                 30,841                   4,666                  23,013
   Change in unrealized gains (losses) on investments..               (70,520)                  40,461                (13,208)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................               (33,091)                  47,778                  14,021
                                                         ---------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                 83,111                  85,970                  84,543
   Net transfers (including fixed account).............               (10,010)                   3,878                  26,959
   Policy charges......................................               (28,152)                (28,027)                (25,547)
   Transfers for Policy benefits and terminations......               (14,037)                 (3,363)                 (9,699)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................                 30,912                  58,458                  76,256
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............                (2,179)                 106,236                  90,277
NET ASSETS:
   Beginning of year...................................                423,672                 317,436                 227,159
                                                         ---------------------   ---------------------   ---------------------
   End of year.........................................  $             421,493   $             423,672   $             317,436
                                                         =====================   =====================   =====================

                                                                        BHFTI BRIGHTHOUSE ASSET ALLOCATION 100
                                                                                       DIVISION
                                                         ---------------------------------------------------------------------
                                                                 2018                    2017                    2016
                                                         ---------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             306,991   $             333,898   $             509,053
   Net realized gains (losses).........................              1,219,272               1,627,226               2,766,221
   Change in unrealized gains (losses) on investments..            (3,976,492)               2,972,083             (1,391,486)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................            (2,450,229)               4,933,207               1,883,788
                                                         ---------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........              2,088,452               2,127,500               2,219,202
   Net transfers (including fixed account).............              (212,878)                (38,240)               (470,839)
   Policy charges......................................            (1,139,508)             (1,156,903)             (1,181,948)
   Transfers for Policy benefits and terminations......              (983,737)             (2,194,731)             (1,188,155)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................              (247,671)             (1,262,374)               (621,740)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............            (2,697,900)               3,670,833               1,262,048
NET ASSETS:
   Beginning of year...................................             25,375,458              21,704,625              20,442,577
                                                         ---------------------   ---------------------   ---------------------
   End of year.........................................  $          22,677,558   $          25,375,458   $          21,704,625
                                                         =====================   =====================   =====================

                                                                            BHFTI BRIGHTHOUSE BALANCED PLUS
                                                                                       DIVISION
                                                         ---------------------------------------------------------------------
                                                                 2018                    2017                    2016
                                                         ---------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               6,389   $               5,462   $               7,951
   Net realized gains (losses).........................                 34,263                  18,235                   2,123
   Change in unrealized gains (losses) on investments..               (69,687)                  35,046                  12,397
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................               (29,035)                  58,743                  22,471
                                                         ---------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                 64,922                  76,917                  69,223
   Net transfers (including fixed account).............                  (830)                  18,013                  10,477
   Policy charges......................................               (42,490)                (39,341)                (34,809)
   Transfers for Policy benefits and terminations......               (24,908)                (33,545)                (11,096)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................                (3,306)                  22,044                  33,795
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............               (32,341)                  80,787                  56,266
NET ASSETS:
   Beginning of year...................................                397,746                 316,959                 260,693
                                                         ---------------------   ---------------------   ---------------------
   End of year.........................................  $             365,405   $             397,746   $             316,959
                                                         =====================   =====================   =====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016


                                                                          BHFTI BRIGHTHOUSE SMALL CAP VALUE
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2018                   2017                   2016
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              7,790   $              6,610   $              8,421
   Net realized gains (losses).........................                45,845                 35,468                (9,536)
   Change in unrealized gains (losses) on investments..             (239,971)                 41,355                191,373
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             (186,336)                 83,433                190,258
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                13,680                 13,771                 27,558
   Net transfers (including fixed account).............               343,067               (68,948)              (158,661)
   Policy charges......................................              (13,611)               (16,210)               (18,270)
   Transfers for Policy benefits and terminations......              (15,355)                  (173)               (68,518)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................               327,781               (71,560)              (217,891)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............               141,445                 11,873               (27,633)
NET ASSETS:
   Beginning of year...................................               786,268                774,395                802,028
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $            927,713   $            786,268   $            774,395
                                                         ====================   ====================   ====================

                                                                 BHFTI BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2018                   2017                   2016
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             25,457   $              9,611   $              6,049
   Net realized gains (losses).........................                 5,756                  7,574               (30,698)
   Change in unrealized gains (losses) on investments..             (176,226)                170,725                 89,323
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             (145,013)                187,910                 64,674
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                87,159                102,644                132,505
   Net transfers (including fixed account).............               423,997                 21,155                 50,504
   Policy charges......................................              (37,856)               (36,046)               (33,644)
   Transfers for Policy benefits and terminations......              (17,592)               (49,717)              (100,287)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................               455,708                 38,036                 49,078
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............               310,695                225,946                113,752
NET ASSETS:
   Beginning of year...................................               878,183                652,237                538,485
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $          1,188,878   $            878,183   $            652,237
                                                         ====================   ====================   ====================

                                                                   BHFTI BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2018                   2017                   2016
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 --   $                 --   $                 --
   Net realized gains (losses).........................               (2,152)                (1,348)                (1,685)
   Change in unrealized gains (losses) on investments..                 5,338                  2,100                  4,976
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 3,186                    752                  3,291
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                41,073                 55,578                 49,471
   Net transfers (including fixed account).............               (2,258)                  3,740                 10,118
   Policy charges......................................              (21,574)               (21,986)               (19,999)
   Transfers for Policy benefits and terminations......              (14,529)                (5,055)                (7,706)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................                 2,712                 32,277                 31,884
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............                 5,898                 33,029                 35,175
NET ASSETS:
   Beginning of year...................................               251,705                218,676                183,501
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $            257,603   $            251,705   $            218,676
                                                         ====================   ====================   ====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016


                                                                    BHFTI BRIGHTHOUSE/WELLINGTON LARGE CAP RESEARCH
                                                                                       DIVISION
                                                         -------------------------------------------------------------------
                                                                 2018                    2017                   2016
                                                         ---------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           2,393,015   $          2,553,091   $          7,597,726
   Net realized gains (losses).........................             60,364,967             25,305,541             31,080,785
   Change in unrealized gains (losses) on investments..           (90,699,272)             57,041,217            (8,253,818)
                                                         ---------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................           (27,941,290)             84,899,849             30,424,693
                                                         ---------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........             22,836,479             23,708,302             24,784,013
   Net transfers (including fixed account).............              (860,112)           (10,690,456)            (2,994,332)
   Policy charges......................................           (25,513,033)           (25,868,642)           (26,012,789)
   Transfers for Policy benefits and terminations......           (22,647,762)           (22,138,025)           (21,189,207)
                                                         ---------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................           (26,184,428)           (34,988,821)           (25,412,315)
                                                         ---------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............           (54,125,718)             49,911,028              5,012,378
NET ASSETS:
   Beginning of year...................................            459,536,061            409,625,033            404,612,655
                                                         ---------------------   --------------------   --------------------
   End of year.........................................  $         405,410,343   $        459,536,061   $        409,625,033
                                                         =====================   ====================   ====================

                                                                          BHFTI CLARION GLOBAL REAL ESTATE
                                                                                      DIVISION
                                                         -------------------------------------------------------------------
                                                                 2018                   2017                    2016
                                                         --------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          1,668,370   $          1,026,146    $            650,259
   Net realized gains (losses).........................              (37,998)                 11,186                  31,945
   Change in unrealized gains (losses) on investments..           (4,019,685)              1,949,598               (362,033)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................           (2,389,313)              2,986,930                 320,171
                                                         --------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........             1,824,839              1,960,709               2,067,349
   Net transfers (including fixed account).............           (1,472,469)                293,430               (931,910)
   Policy charges......................................           (1,287,017)            (1,382,360)             (1,519,377)
   Transfers for Policy benefits and terminations......           (1,628,214)            (1,474,396)             (1,814,112)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................           (2,562,861)              (602,617)             (2,198,050)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............           (4,952,174)              2,384,313             (1,877,879)
NET ASSETS:
   Beginning of year...................................            30,031,023             27,646,710              29,524,589
                                                         --------------------   --------------------    --------------------
   End of year.........................................  $         25,078,849   $         30,031,023    $         27,646,710
                                                         ====================   ====================    ====================

                                                                         BHFTI CLEARBRIDGE AGGRESSIVE GROWTH
                                                                                      DIVISION
                                                         -------------------------------------------------------------------
                                                                 2018                   2017                    2016
                                                         --------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            323,660   $            373,095    $            233,927
   Net realized gains (losses).........................             3,834,886              1,758,844                 970,623
   Change in unrealized gains (losses) on investments..           (6,744,510)              5,283,206               (103,509)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................           (2,585,964)              7,415,145               1,101,041
                                                         --------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........             2,669,117              2,977,490               3,112,659
   Net transfers (including fixed account).............           (1,098,421)            (1,093,022)             (1,658,736)
   Policy charges......................................           (2,141,566)            (2,255,371)             (2,334,139)
   Transfers for Policy benefits and terminations......           (3,262,306)            (3,530,000)             (2,140,654)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................           (3,833,176)            (3,900,903)             (3,020,870)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............           (6,419,140)              3,514,242             (1,919,829)
NET ASSETS:
   Beginning of year...................................            44,501,184             40,986,942              42,906,771
                                                         --------------------   --------------------    --------------------
   End of year.........................................  $         38,082,044   $         44,501,184    $         40,986,942
                                                         ====================   ====================    ====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016


                                                                          BHFTI HARRIS OAKMARK INTERNATIONAL
                                                                                       DIVISION
                                                         -------------------------------------------------------------------
                                                                  2018                   2017                   2016
                                                         ---------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             808,643   $            751,312   $            812,952
   Net realized gains (losses).........................              1,991,616                298,648              1,774,522
   Change in unrealized gains (losses) on investments..           (14,097,059)             10,649,156                446,527
                                                         ---------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................           (11,296,800)             11,699,116              3,034,001
                                                         ---------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........              2,642,563              2,813,108              2,947,689
   Net transfers (including fixed account).............              1,028,435              (487,527)              (726,193)
   Policy charges......................................            (1,931,322)            (2,050,005)            (1,927,311)
   Transfers for Policy benefits and terminations......            (2,618,337)            (3,161,406)            (2,331,900)
                                                         ---------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................              (878,661)            (2,885,830)            (2,037,715)
                                                         ---------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............           (12,175,461)              8,813,286                996,286
NET ASSETS:
   Beginning of year...................................             48,278,392             39,465,106             38,468,820
                                                         ---------------------   --------------------   --------------------
   End of year.........................................  $          36,102,931   $         48,278,392   $         39,465,106
                                                         =====================   ====================   ====================

                                                                       BHFTI INVESCO BALANCED-RISK ALLOCATION
                                                                                      DIVISION
                                                         -------------------------------------------------------------------
                                                                 2018                   2017                    2016
                                                         --------------------   ---------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                716   $               1,933   $                 63
   Net realized gains (losses).........................                 3,726                   2,680                  (528)
   Change in unrealized gains (losses) on investments..               (8,568)                     724                  4,887
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               (4,126)                   5,337                  4,422
                                                         --------------------   ---------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                13,267                  16,796                 15,956
   Net transfers (including fixed account).............               (1,713)                   2,860                (1,153)
   Policy charges......................................               (6,431)                 (6,613)                (5,759)
   Transfers for Policy benefits and terminations......               (9,543)                      --                (6,082)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................               (4,420)                  13,043                  2,962
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets.............               (8,546)                  18,380                  7,384
NET ASSETS:
   Beginning of year...................................                64,239                  45,859                 38,475
                                                         --------------------   ---------------------   --------------------
   End of year.........................................  $             55,693   $              64,239   $             45,859
                                                         ====================   =====================   ====================

                                                                           BHFTI INVESCO SMALL CAP GROWTH
                                                                                      DIVISION
                                                         -------------------------------------------------------------------
                                                                 2018                   2017                    2016
                                                         --------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            (9,936)   $            (8,930)    $            (8,076)
   Net realized gains (losses).........................             1,030,585                689,902               1,026,683
   Change in unrealized gains (losses) on investments..           (1,648,375)                961,544               (318,719)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             (627,726)              1,642,516                 699,888
                                                         --------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........               368,523                384,742                 407,148
   Net transfers (including fixed account).............                29,855              (138,396)               (213,557)
   Policy charges......................................             (314,670)              (302,479)               (295,102)
   Transfers for Policy benefits and terminations......             (482,626)              (470,556)               (427,897)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................             (398,918)              (526,689)               (529,408)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............           (1,026,644)              1,115,827                 170,480
NET ASSETS:
   Beginning of year...................................             7,838,418              6,722,591               6,552,111
                                                         --------------------   --------------------    --------------------
   End of year.........................................  $          6,811,774   $          7,838,418    $          6,722,591
                                                         ====================   ====================    ====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016


                                                                       BHFTI JPMORGAN GLOBAL ACTIVE ALLOCATION
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2018                   2017                   2016
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              4,106   $              5,628   $              3,855
   Net realized gains (losses).........................                14,148                    761                  2,581
   Change in unrealized gains (losses) on investments..              (35,582)                 28,770                (1,187)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              (17,328)                 35,159                  5,249
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                35,221                 39,817                 41,651
   Net transfers (including fixed account).............              (16,476)                  2,080                  2,362
   Policy charges......................................              (26,846)               (26,387)               (25,382)
   Transfers for Policy benefits and terminations......              (12,266)                (3,100)                (6,113)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................              (20,367)                 12,410                 12,518
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............              (37,695)                 47,569                 17,767
NET ASSETS:
   Beginning of year...................................               250,960                203,391                185,624
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $            213,265   $            250,960   $            203,391
                                                         ====================   ====================   ====================

                                                                           BHFTI JPMORGAN SMALL CAP VALUE
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2018                   2017                   2016
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              6,199   $              7,780   $              6,286
   Net realized gains (losses).........................                27,341                 40,858                 24,634
   Change in unrealized gains (losses) on investments..              (83,319)               (24,944)                 79,671
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              (49,779)                 23,694                110,591
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                46,398                 51,003                 42,502
   Net transfers (including fixed account).............              (55,674)                  9,535               (23,758)
   Policy charges......................................              (28,010)               (31,389)               (27,602)
   Transfers for Policy benefits and terminations......               (2,161)               (18,537)                (2,886)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................              (39,447)                 10,612               (11,744)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............              (89,226)                 34,306                 98,847
NET ASSETS:
   Beginning of year...................................               443,605                409,299                310,452
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $            354,379   $            443,605   $            409,299
                                                         ====================   ====================   ====================

                                                                         BHFTI LOOMIS SAYLES GLOBAL MARKETS
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2018                   2017                   2016
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              7,771   $              6,635   $              6,758
   Net realized gains (losses).........................                51,666                  8,512                 12,698
   Change in unrealized gains (losses) on investments..              (79,434)                 71,276                (1,350)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              (19,997)                 86,423                 18,106
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                72,986                 55,503                 52,697
   Net transfers (including fixed account).............              (91,243)                  (831)                 16,922
   Policy charges......................................              (31,286)               (36,611)               (36,634)
   Transfers for Policy benefits and terminations......              (29,422)               (26,763)                (6,534)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................              (78,965)                (8,702)                 26,451
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............              (98,962)                 77,721                 44,557
NET ASSETS:
   Beginning of year...................................               449,303                371,582                327,025
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $            350,341   $            449,303   $            371,582
                                                         ====================   ====================   ====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016


                                                                       BHFTI METLIFE MULTI-INDEX TARGETED RISK
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2018                   2017                   2016
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              2,857   $              2,477   $              1,944
   Net realized gains (losses).........................                11,831                  6,306                   (37)
   Change in unrealized gains (losses) on investments..              (26,654)                 15,712                  4,590
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              (11,966)                 24,495                  6,497
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                21,109                 24,213                 27,195
   Net transfers (including fixed account).............               (5,605)                (7,266)                 14,107
   Policy charges......................................              (15,736)               (15,476)               (14,951)
   Transfers for Policy benefits and terminations......              (11,817)               (17,570)                  (583)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................              (12,049)               (16,099)                 25,768
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............              (24,015)                  8,396                 32,265
NET ASSETS:
   Beginning of year...................................               176,748                168,352                136,087
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $            152,733   $            176,748   $            168,352
                                                         ====================   ====================   ====================

                                                                         BHFTI MFS(R) RESEARCH INTERNATIONAL
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2018                   2017                   2016
                                                         -------------------    --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           385,315    $            348,583   $            363,202
   Net realized gains (losses).........................              430,859                 120,626              (113,918)
   Change in unrealized gains (losses) on investments..          (3,418,696)               4,288,325              (396,420)
                                                         -------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................          (2,602,522)               4,757,534              (147,136)
                                                         -------------------    --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........              914,864                 991,117              1,065,950
   Net transfers (including fixed account).............          (1,053,903)               (330,753)              (137,625)
   Policy charges......................................            (778,814)               (838,473)              (829,989)
   Transfers for Policy benefits and terminations......            (960,627)             (1,056,169)              (900,863)
                                                         -------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................          (1,878,480)             (1,234,278)              (802,527)
                                                         -------------------    --------------------   --------------------
     Net increase (decrease) in net assets.............          (4,481,002)               3,523,256              (949,663)
NET ASSETS:
   Beginning of year...................................           20,729,356              17,206,100             18,155,763
                                                         -------------------    --------------------   --------------------
   End of year.........................................  $        16,248,354    $         20,729,356   $         17,206,100
                                                         ===================    ====================   ====================

                                                                         BHFTI MORGAN STANLEY MID CAP GROWTH
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2018                   2017                   2016
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          (850,555)   $            122,364   $          (581,093)
   Net realized gains (losses).........................            59,401,731              6,098,517              3,185,085
   Change in unrealized gains (losses) on investments..          (32,615,883)             66,869,811           (20,525,720)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            25,935,293             73,090,692           (17,921,728)
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........            15,903,068             16,448,838             17,390,742
   Net transfers (including fixed account).............           (1,500,555)            (1,158,342)            (2,231,512)
   Policy charges......................................          (14,469,164)           (13,161,117)           (12,792,889)
   Transfers for Policy benefits and terminations......          (15,081,357)           (13,535,181)           (10,991,989)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................          (15,148,008)           (11,405,802)            (8,625,648)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............            10,787,285             61,684,890           (26,547,376)
NET ASSETS:
   Beginning of year...................................           247,719,412            186,034,522            212,581,898
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $        258,506,697   $        247,719,412   $        186,034,522
                                                         ====================   ====================   ====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016


                                                                           BHFTI OPPENHEIMER GLOBAL EQUITY
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2018                   2017                   2016
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            582,437   $            488,347   $            427,792
   Net realized gains (losses).........................             7,631,854              2,246,334              3,311,875
   Change in unrealized gains (losses) on investments..          (15,951,838)             14,255,607            (3,785,262)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................           (7,737,547)             16,990,288               (45,595)
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........             3,151,957              3,244,364              2,752,403
   Net transfers (including fixed account).............               274,573                678,986            (1,108,515)
   Policy charges......................................           (2,359,816)            (2,364,753)            (2,302,561)
   Transfers for Policy benefits and terminations......           (3,741,907)            (3,776,926)            (2,511,117)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................           (2,675,193)            (2,218,329)            (3,169,790)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............          (10,412,740)             14,771,959            (3,215,385)
NET ASSETS:
   Beginning of year...................................            61,029,678             46,257,719             49,473,104
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $         50,616,938   $         61,029,678   $         46,257,719
                                                         ====================   ====================   ====================

                                                                       BHFTI PANAGORA GLOBAL DIVERSIFIED RISK
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2018                   2017                   2016
                                                         -------------------    --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                --    $                 --   $                 --
   Net realized gains (losses).........................                   23                      81                      1
   Change in unrealized gains (losses) on investments..                 (46)                      16                    (1)
                                                         -------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 (23)                      97                     --
                                                         -------------------    --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                  230                     313                     29
   Net transfers (including fixed account).............                   --                      59                     --
   Policy charges......................................                (128)                   (141)                   (24)
   Transfers for Policy benefits and terminations......                  (1)                    (15)                     --
                                                         -------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................                  101                     216                      5
                                                         -------------------    --------------------   --------------------
     Net increase (decrease) in net assets.............                   78                     313                      5
NET ASSETS:
   Beginning of year...................................                  328                      15                     10
                                                         -------------------    --------------------   --------------------
   End of year.........................................  $               406    $                328   $                 15
                                                         ===================    ====================   ====================

                                                                        BHFTI PIMCO INFLATION PROTECTED BOND
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2018                   2017                   2016
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            171,877   $            167,202   $           (17,989)
   Net realized gains (losses).........................             (178,843)              (123,809)              (134,822)
   Change in unrealized gains (losses) on investments..             (228,280)                327,314                652,775
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             (235,246)                370,707                499,964
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........               744,228                814,655                856,782
   Net transfers (including fixed account).............             (147,599)                 43,919               (25,570)
   Policy charges......................................             (571,093)              (608,502)              (670,606)
   Transfers for Policy benefits and terminations......             (681,485)              (685,248)              (448,728)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................             (655,949)              (435,176)              (288,122)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............             (891,195)               (64,469)                211,842
NET ASSETS:
   Beginning of year...................................            10,294,920             10,359,389             10,147,547
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $          9,403,725   $         10,294,920   $         10,359,389
                                                         ====================   ====================   ====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016


                                                                              BHFTI PIMCO TOTAL RETURN
                                                                                      DIVISION
                                                         -------------------------------------------------------------------
                                                                 2018                   2017                   2016
                                                         --------------------   --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            700,595   $            797,234   $           1,176,644
   Net realized gains (losses).........................             (156,469)                136,512               (107,899)
   Change in unrealized gains (losses) on investments..             (573,439)              1,034,223                 134,407
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................              (29,313)              1,967,969               1,203,152
                                                         --------------------   --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........             3,176,594              3,438,184               3,607,110
   Net transfers (including fixed account).............             5,993,462                446,327               (511,885)
   Policy charges......................................           (2,550,725)            (2,583,508)             (2,866,241)
   Transfers for Policy benefits and terminations......           (3,046,065)            (2,772,964)             (2,911,492)
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................             3,573,266            (1,471,961)             (2,682,508)
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets.............             3,543,953                496,008             (1,479,356)
NET ASSETS:
   Beginning of year...................................            43,336,900             42,840,892              44,320,248
                                                         --------------------   --------------------   ---------------------
   End of year.........................................  $         46,880,853   $         43,336,900   $          42,840,892
                                                         ====================   ====================   =====================

                                                                          BHFTI SCHRODERS GLOBAL MULTI-ASSET
                                                                                       DIVISION
                                                         -------------------------------------------------------------------
                                                                 2018                    2017                   2016
                                                         ---------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               1,307   $                508   $                675
   Net realized gains (losses).........................                  4,566                  1,474                    647
   Change in unrealized gains (losses) on investments..               (14,319)                  6,574                  1,558
                                                         ---------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                (8,446)                  8,556                  2,880
                                                         ---------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                 20,931                 17,420                 20,016
   Net transfers (including fixed account).............                 16,374                  1,670                  3,252
   Policy charges......................................                (8,927)                (7,406)                (7,221)
   Transfers for Policy benefits and terminations......                (3,467)                  (343)                (4,272)
                                                         ---------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................                 24,911                 11,341                 11,775
                                                         ---------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............                 16,465                 19,897                 14,655
NET ASSETS:
   Beginning of year...................................                 72,213                 52,316                 37,661
                                                         ---------------------   --------------------   --------------------
   End of year.........................................  $              88,678   $             72,213   $             52,316
                                                         =====================   ====================   ====================

                                                                        BHFTI SCHRODERS GLOBAL MULTI-ASSET II
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                               2018 (b)                 2017                   2016
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                267   $                116   $                 47
   Net realized gains (losses).........................                   723                     44                      7
   Change in unrealized gains (losses) on investments..               (1,577)                  1,539                    239
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 (587)                  1,699                    293
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                 2,047                  6,204                  6,148
   Net transfers (including fixed account).............              (14,986)                    104                    421
   Policy charges......................................                 (754)                (2,164)                (1,837)
   Transfers for Policy benefits and terminations......                   (1)                     --                  (196)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................              (13,694)                  4,144                  4,536
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............              (14,281)                  5,843                  4,829
NET ASSETS:
   Beginning of year...................................                14,281                  8,438                  3,609
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $                 --   $             14,281   $              8,438
                                                         ====================   ====================   ====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016


                                                                         BHFTI SSGA GROWTH AND INCOME ETF
                                                                                     DIVISION
                                                         ----------------------------------------------------------------
                                                                 2018                  2017                  2016
                                                         -------------------   -------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           209,966   $           211,600    $           193,418
   Net realized gains (losses).........................              418,552                56,990                422,233
   Change in unrealized gains (losses) on investments..          (1,161,353)               993,368              (166,860)
                                                         -------------------   -------------------    -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................            (532,835)             1,261,958                448,791
                                                         -------------------   -------------------    -------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........              615,712               707,289                817,890
   Net transfers (including fixed account).............            (200,085)             (395,331)               (55,673)
   Policy charges......................................            (474,309)             (484,758)              (475,048)
   Transfers for Policy benefits and terminations......            (539,120)             (344,355)              (255,414)
                                                         -------------------   -------------------    -------------------
     Net increase (decrease) in net assets resulting
       from Policy transactions........................            (597,802)             (517,155)                 31,755
                                                         -------------------   -------------------    -------------------
     Net increase (decrease) in net assets.............          (1,130,637)               744,803                480,546
NET ASSETS:
   Beginning of year...................................            8,867,092             8,122,289              7,641,743
                                                         -------------------   -------------------    -------------------
   End of year.........................................  $         7,736,455   $         8,867,092    $         8,122,289
                                                         ===================   ===================    ===================

                                                                               BHFTI SSGA GROWTH ETF
                                                                                     DIVISION
                                                         ----------------------------------------------------------------
                                                                 2018                  2017                  2016
                                                         --------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            169,579   $           175,627   $           152,958
   Net realized gains (losses).........................               523,388               153,525               388,499
   Change in unrealized gains (losses) on investments..           (1,317,908)             1,057,422             (116,079)
                                                         --------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................             (624,941)             1,386,574               425,378
                                                         --------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........               669,676               760,215               957,099
   Net transfers (including fixed account).............             (187,264)             (687,768)             (419,927)
   Policy charges......................................             (355,802)             (319,979)             (381,379)
   Transfers for Policy benefits and terminations......             (788,709)             (266,828)             (150,373)
                                                         --------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from Policy transactions........................             (662,099)             (514,360)                 5,420
                                                         --------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............           (1,287,040)               872,214               430,798
NET ASSETS:
   Beginning of year...................................             8,014,231             7,142,017             6,711,219
                                                         --------------------   -------------------   -------------------
   End of year.........................................  $          6,727,191   $         8,014,231   $         7,142,017
                                                         ====================   ===================   ===================

                                                                        BHFTI T. ROWE PRICE LARGE CAP VALUE
                                                                                     DIVISION
                                                         ----------------------------------------------------------------
                                                                 2018                  2017                  2016
                                                         -------------------   -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            55,375   $            56,019   $             63,487
   Net realized gains (losses).........................              272,918               218,915                264,852
   Change in unrealized gains (losses) on investments..            (630,098)               129,307                  1,148
                                                         -------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
       from operations.................................            (301,805)               404,241                329,487
                                                         -------------------   -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........               17,277                 3,636                  4,540
   Net transfers (including fixed account).............              451,644                45,576                 57,340
   Policy charges......................................             (39,478)              (34,475)               (30,407)
   Transfers for Policy benefits and terminations......                   --                   (8)               (63,517)
                                                         -------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
       from Policy transactions........................              429,443                14,729               (32,044)
                                                         -------------------   -------------------   --------------------
     Net increase (decrease) in net assets.............              127,638               418,970                297,443
NET ASSETS:
   Beginning of year...................................            2,745,970             2,327,000              2,029,557
                                                         -------------------   -------------------   --------------------
   End of year.........................................  $         2,873,608   $         2,745,970   $          2,327,000
                                                         ===================   ===================   ====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016


                                                                         BHFTI T. ROWE PRICE MID CAP GROWTH
                                                                                      DIVISION
                                                         -------------------------------------------------------------------
                                                                 2018                   2017                    2016
                                                         --------------------   ---------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           (57,557)   $            (53,030)   $           (45,975)
   Net realized gains (losses).........................             6,243,741               3,596,966              5,204,270
   Change in unrealized gains (losses) on investments..           (6,867,777)               4,985,555            (3,017,999)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             (681,593)               8,529,491              2,140,296
                                                         --------------------   ---------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........             1,980,276               2,065,072              2,103,996
   Net transfers (including fixed account).............               120,879                 456,210                419,067
   Policy charges......................................           (1,821,566)             (1,760,965)            (1,724,543)
   Transfers for Policy benefits and terminations......           (2,541,552)             (2,147,279)            (2,214,117)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................           (2,261,963)             (1,386,962)            (1,415,597)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets.............           (2,943,556)               7,142,529                724,699
NET ASSETS:
   Beginning of year...................................            41,886,462              34,743,933             34,019,234
                                                         --------------------   ---------------------   --------------------
   End of year.........................................  $         38,942,906   $          41,886,462   $         34,743,933
                                                         ====================   =====================   ====================

                                                                         BHFTI VICTORY SYCAMORE MID CAP VALUE
                                                                                       DIVISION
                                                         --------------------------------------------------------------------
                                                                 2018                    2017                    2016
                                                         ---------------------   --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             632,201   $            924,664   $             650,034
   Net realized gains (losses).........................             16,000,779                763,180               3,900,369
   Change in unrealized gains (losses) on investments..           (25,172,760)              6,544,581               7,673,646
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................            (8,539,780)              8,232,425              12,224,049
                                                         ---------------------   --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........              4,854,883              5,231,778               5,540,189
   Net transfers (including fixed account).............              (722,192)              (641,335)             (1,504,903)
   Policy charges......................................            (4,340,445)            (4,566,534)             (4,725,378)
   Transfers for Policy benefits and terminations......            (5,244,279)            (5,546,494)             (5,462,656)
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................            (5,452,033)            (5,522,585)             (6,152,748)
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets.............           (13,991,813)              2,709,840               6,071,301
NET ASSETS:
   Beginning of year...................................             91,702,582             88,992,742              82,921,441
                                                         ---------------------   --------------------   ---------------------
   End of year.........................................  $          77,710,769   $         91,702,582   $          88,992,742
                                                         =====================   ====================   =====================

                                                                      BHFTII BAILLIE GIFFORD INTERNATIONAL STOCK
                                                                                       DIVISION
                                                         --------------------------------------------------------------------
                                                                 2018                    2017                    2016
                                                         ---------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             337,096   $            343,329    $            447,534
   Net realized gains (losses).........................                545,059                322,047               (310,525)
   Change in unrealized gains (losses) on investments..            (9,369,507)             12,519,996               1,728,920
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            (8,487,352)             13,185,372               1,865,929
                                                         ---------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........              3,051,653              3,220,885               3,389,861
   Net transfers (including fixed account).............                801,427              (148,010)               (547,175)
   Policy charges......................................            (2,621,652)            (2,700,122)             (2,612,067)
   Transfers for Policy benefits and terminations......            (2,464,139)            (2,532,657)             (2,000,028)
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................            (1,232,711)            (2,159,904)             (1,769,409)
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............            (9,720,063)             11,025,468                  96,520
NET ASSETS:
   Beginning of year...................................             49,983,598             38,958,130              38,861,610
                                                         ---------------------   --------------------    --------------------
   End of year.........................................  $          40,263,535   $         49,983,598    $         38,958,130
                                                         =====================   ====================    ====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016


                                                                            BHFTII BLACKROCK BOND INCOME
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2018                   2017                   2016
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          2,262,665   $          2,139,278   $          2,253,120
   Net realized gains (losses).........................             (360,052)               (33,084)                 30,488
   Change in unrealized gains (losses) on investments..           (2,511,644)                749,028               (97,803)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             (609,031)              2,855,222              2,185,805
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........             5,611,513              5,963,012              6,132,147
   Net transfers (including fixed account).............           (2,277,326)                626,685                326,685
   Policy charges......................................           (4,938,671)            (5,216,503)            (5,607,933)
   Transfers for Policy benefits and terminations......           (3,903,197)            (3,563,517)            (4,113,027)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................           (5,507,681)            (2,190,323)            (3,262,128)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............           (6,116,712)                664,899            (1,076,323)
NET ASSETS:
   Beginning of year...................................            77,942,302             77,277,403             78,353,726
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $         71,825,590   $         77,942,302   $         77,277,403
                                                         ====================   ====================   ====================

                                                                        BHFTII BLACKROCK CAPITAL APPRECIATION
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2018                   2017                   2016
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                271   $              (244)   $            (9,977)
   Net realized gains (losses).........................             2,187,500                586,471              1,047,770
   Change in unrealized gains (losses) on investments..           (1,958,446)              2,528,190            (1,066,351)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               229,325              3,114,417               (28,558)
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........               706,424                713,936                736,403
   Net transfers (including fixed account).............               988,018                183,165                (3,208)
   Policy charges......................................             (646,565)              (575,499)              (570,923)
   Transfers for Policy benefits and terminations......             (812,900)              (896,039)              (856,815)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................               234,977              (574,437)              (694,543)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............               464,302              2,539,980              (723,101)
NET ASSETS:
   Beginning of year...................................            12,042,675              9,502,695             10,225,796
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $         12,506,977   $         12,042,675   $          9,502,695
                                                         ====================   ====================   ====================

                                                                       BHFTII BLACKROCK ULTRA-SHORT TERM BOND
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2018                   2017                   2016
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            267,696   $             60,887   $           (18,384)
   Net realized gains (losses).........................                47,097                 25,723                  3,712
   Change in unrealized gains (losses) on investments..               157,511                119,513                 60,725
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               472,304                206,123                 46,053
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........               498,055                493,430                567,291
   Net transfers (including fixed account).............             1,187,838              5,565,246            (1,366,452)
   Policy charges......................................             (876,535)              (892,674)              (907,994)
   Transfers for Policy benefits and terminations......             (510,967)              (483,837)              (365,895)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................               298,391              4,682,165            (2,073,050)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............               770,695              4,888,288            (2,026,997)
NET ASSETS:
   Beginning of year...................................            27,545,528             22,657,240             24,684,237
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $         28,316,223   $         27,545,528   $         22,657,240
                                                         ====================   ====================   ====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016


                                                                         BHFTII BRIGHTHOUSE ASSET ALLOCATION 20
                                                                                        DIVISION
                                                         ----------------------------------------------------------------------
                                                                 2018                     2017                    2016
                                                         ---------------------   ---------------------    ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              93,788   $             119,470    $             177,898
   Net realized gains (losses).........................                 14,860                  40,884                  122,062
   Change in unrealized gains (losses) on investments..              (220,034)                 193,850                 (54,551)
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................              (111,386)                 354,204                  245,409
                                                         ---------------------   ---------------------    ---------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                425,649                 436,850                  475,558
   Net transfers (including fixed account).............                356,680                 657,738                  274,364
   Policy charges......................................              (468,973)               (497,021)                (539,657)
   Transfers for Policy benefits and terminations......              (561,657)             (1,579,139)                (823,306)
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
        from Policy transactions.......................              (248,301)               (981,572)                (613,041)
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets............              (359,687)               (627,368)                (367,632)
NET ASSETS:
   Beginning of year...................................              4,439,761               5,067,129                5,434,761
                                                         ---------------------   ---------------------    ---------------------
   End of year.........................................  $           4,080,074   $           4,439,761    $           5,067,129
                                                         =====================   =====================    =====================

                                                                        BHFTII BRIGHTHOUSE ASSET ALLOCATION 40
                                                                                       DIVISION
                                                         ---------------------------------------------------------------------
                                                                 2018                    2017                     2016
                                                         ---------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             230,726   $             227,176   $             365,152
   Net realized gains (losses).........................                293,728                 348,904                 649,364
   Change in unrealized gains (losses) on investments..            (1,013,336)                 555,970               (402,883)
                                                         ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................              (488,882)               1,132,050                 611,633
                                                         ---------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                937,521                 939,941                 946,570
   Net transfers (including fixed account).............                 72,828                 326,039                 238,465
   Policy charges......................................              (792,600)               (790,214)               (796,923)
   Transfers for Policy benefits and terminations......            (1,069,923)               (647,227)               (274,767)
                                                         ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from Policy transactions.......................              (852,174)               (171,461)                 113,345
                                                         ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets............            (1,341,056)                 960,589                 724,978
NET ASSETS:
   Beginning of year...................................             11,333,586              10,372,997               9,648,019
                                                         ---------------------   ---------------------   ---------------------
   End of year.........................................  $           9,992,530   $          11,333,586   $          10,372,997
                                                         =====================   =====================   =====================

                                                                         BHFTII BRIGHTHOUSE ASSET ALLOCATION 60
                                                                                        DIVISION
                                                         ----------------------------------------------------------------------
                                                                 2018                     2017                    2016
                                                         ---------------------   ---------------------    ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             973,318   $             988,015    $           1,661,041
   Net realized gains (losses).........................              2,508,095               2,602,679                4,802,939
   Change in unrealized gains (losses) on investments..            (6,730,312)               3,901,633              (2,834,262)
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................            (3,248,899)               7,492,327                3,629,718
                                                         ---------------------   ---------------------    ---------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........              3,862,259               4,213,884                4,497,839
   Net transfers (including fixed account).............              1,046,723                 171,111                   27,071
   Policy charges......................................            (3,387,947)             (3,453,056)              (3,556,897)
   Transfers for Policy benefits and terminations......            (3,844,794)             (4,940,179)              (3,005,552)
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
        from Policy transactions.......................            (2,323,759)             (4,008,240)              (2,037,539)
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets............            (5,572,658)               3,484,087                1,592,179
NET ASSETS:
   Beginning of year...................................             56,043,905              52,559,818               50,967,639
                                                         ---------------------   ---------------------    ---------------------
   End of year.........................................  $          50,471,247   $          56,043,905    $          52,559,818
                                                         =====================   =====================    =====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016


                                                                        BHFTII BRIGHTHOUSE ASSET ALLOCATION 80
                                                                                       DIVISION
                                                         --------------------------------------------------------------------
                                                                 2018                    2017                   2016
                                                         --------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          1,547,077   $           1,726,190   $           2,942,462
   Net realized gains (losses).........................             6,024,655               6,877,022              12,021,813
   Change in unrealized gains (losses) on investments..          (15,781,080)               9,496,898             (7,365,543)
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................           (8,209,348)              18,100,110               7,598,732
                                                         --------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........             7,345,519               7,718,644               8,365,149
   Net transfers (including fixed account).............           (1,429,318)               (246,902)             (1,384,318)
   Policy charges......................................           (5,194,677)             (5,348,857)             (5,526,010)
   Transfers for Policy benefits and terminations......           (6,076,393)             (7,915,157)             (6,463,563)
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................           (5,354,869)             (5,792,272)             (5,008,742)
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............          (13,564,217)              12,307,838               2,589,990
NET ASSETS:
   Beginning of year...................................           108,508,807              96,200,969              93,610,979
                                                         --------------------   ---------------------   ---------------------
   End of year.........................................  $         94,944,590   $         108,508,807   $          96,200,969
                                                         ====================   =====================   =====================

                                                                       BHFTII BRIGHTHOUSE/ARTISAN MID CAP VALUE
                                                                                       DIVISION
                                                         --------------------------------------------------------------------
                                                                  2018                   2017                    2016
                                                         ---------------------   ---------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             342,863   $             386,875   $            573,294
   Net realized gains (losses).........................              4,114,368                 643,877              6,376,782
   Change in unrealized gains (losses) on investments..           (12,674,858)               6,536,022              4,919,832
                                                         ---------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            (8,217,627)               7,566,774             11,869,908
                                                         ---------------------   ---------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........              3,574,453               3,822,689              3,977,996
   Net transfers (including fixed account).............                364,615               (582,080)              (613,228)
   Policy charges......................................            (3,065,372)             (3,236,913)            (3,245,776)
   Transfers for Policy benefits and terminations......            (4,173,374)             (4,024,252)            (3,402,376)
                                                         ---------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................            (3,299,678)             (4,020,556)            (3,283,384)
                                                         ---------------------   ---------------------   --------------------
     Net increase (decrease) in net assets.............           (11,517,305)               3,546,218              8,586,524
NET ASSETS:
   Beginning of year...................................             65,688,616              62,142,398             53,555,874
                                                         ---------------------   ---------------------   --------------------
   End of year.........................................  $          54,171,311   $          65,688,616   $         62,142,398
                                                         =====================   =====================   ====================

                                                                        BHFTII BRIGHTHOUSE/WELLINGTON BALANCED
                                                                                       DIVISION
                                                         --------------------------------------------------------------------
                                                                 2018                    2017                   2016
                                                         --------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          3,918,342   $           4,339,481   $           6,577,117
   Net realized gains (losses).........................            26,690,578              10,464,072              15,625,107
   Change in unrealized gains (losses) on investments..          (43,500,876)              27,671,155             (3,743,348)
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................          (12,891,956)              42,474,708              18,458,876
                                                         --------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........            19,534,182              20,315,289              21,296,974
   Net transfers (including fixed account).............             (919,937)                 324,049             (1,837,317)
   Policy charges......................................          (21,224,054)            (21,609,300)            (22,205,884)
   Transfers for Policy benefits and terminations......          (15,518,149)            (16,611,763)            (16,090,657)
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................          (18,127,958)            (17,581,725)            (18,836,884)
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............          (31,019,914)              24,892,983               (378,008)
NET ASSETS:
   Beginning of year...................................           324,356,064             299,463,081             299,841,089
                                                         --------------------   ---------------------   ---------------------
   End of year.........................................  $        293,336,150   $         324,356,064   $         299,463,081
                                                         ====================   =====================   =====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016


                                                                BHFTII BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES
                                                                                       DIVISION
                                                         -------------------------------------------------------------------
                                                                 2018                    2017                   2016
                                                         --------------------    --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          1,350,070    $          1,137,876   $          1,122,364
   Net realized gains (losses).........................             4,922,554               3,203,582              3,128,463
   Change in unrealized gains (losses) on investments..           (6,175,203)               9,056,499                855,321
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                97,421              13,397,957              5,106,148
                                                         --------------------    --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........             4,106,915               4,437,684              4,745,132
   Net transfers (including fixed account).............           (1,498,129)               (902,918)              (230,740)
   Policy charges......................................           (3,670,556)             (3,769,635)            (3,977,030)
   Transfers for Policy benefits and terminations......           (4,632,250)             (5,948,302)            (4,646,198)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................           (5,694,020)             (6,183,171)            (4,108,836)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets.............           (5,596,599)               7,214,786                997,312
NET ASSETS:
   Beginning of year...................................            80,734,814              73,520,028             72,522,716
                                                         --------------------    --------------------   --------------------
   End of year.........................................  $         75,138,215    $         80,734,814   $         73,520,028
                                                         ====================    ====================   ====================

                                                                           BHFTII FRONTIER MID CAP GROWTH
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2018                   2017                   2016
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $        (1,754,856)   $        (1,632,964)   $        (1,459,027)
   Net realized gains (losses).........................            33,109,546             11,209,482             28,319,213
   Change in unrealized gains (losses) on investments..          (46,139,301)             43,545,366           (16,692,072)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................          (14,784,611)             53,121,884             10,168,114
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........            11,707,321             12,186,623             12,817,058
   Net transfers (including fixed account).............             (812,008)            (7,255,002)            (1,665,871)
   Policy charges......................................          (12,952,988)           (12,987,997)           (13,012,542)
   Transfers for Policy benefits and terminations......          (12,326,397)           (12,680,835)           (10,971,677)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................          (14,384,072)           (20,737,211)           (12,833,032)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............          (29,168,683)             32,384,673            (2,664,918)
NET ASSETS:
   Beginning of year...................................           257,694,581            225,309,908            227,974,826
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $        228,525,898   $        257,694,581   $        225,309,908
                                                         ====================   ====================   ====================

                                                                               BHFTII JENNISON GROWTH
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2018                   2017                   2016
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            110,776   $             66,950   $             52,283
   Net realized gains (losses).........................             6,419,554              2,258,228              3,125,595
   Change in unrealized gains (losses) on investments..           (6,671,580)              6,383,010            (3,197,364)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             (141,250)              8,708,188               (19,486)
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........             1,277,438              1,299,752              1,333,946
   Net transfers (including fixed account).............             4,465,218              5,991,640                  2,483
   Policy charges......................................           (1,461,886)            (1,281,802)            (1,218,365)
   Transfers for Policy benefits and terminations......           (1,767,865)            (1,623,326)            (1,425,516)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................             2,512,905              4,386,264            (1,307,452)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............             2,371,655             13,094,452            (1,326,938)
NET ASSETS:
   Beginning of year...................................            36,062,692             22,968,240             24,295,178
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $         38,434,347   $         36,062,692   $         22,968,240
                                                         ====================   ====================   ====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016


                                                                         BHFTII LOOMIS SAYLES SMALL CAP CORE
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2018                   2017                   2016
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           (21,771)   $             49,569   $             53,376
   Net realized gains (losses).........................             3,145,663              2,156,674              2,236,001
   Change in unrealized gains (losses) on investments..           (5,945,164)              1,501,241              1,915,532
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................           (2,821,272)              3,707,484              4,204,909
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........             1,177,226              1,274,560              1,334,562
   Net transfers (including fixed account).............                82,493              (516,348)              (285,957)
   Policy charges......................................           (1,166,364)            (1,191,127)            (1,187,314)
   Transfers for Policy benefits and terminations......           (1,449,611)            (1,805,701)            (1,306,062)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................           (1,356,256)            (2,238,616)            (1,444,771)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............           (4,177,528)              1,468,868              2,760,138
NET ASSETS:
   Beginning of year...................................            27,323,892             25,855,024             23,094,886
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $         23,146,364   $         27,323,892   $         25,855,024
                                                         ====================   ====================   ====================

                                                                        BHFTII LOOMIS SAYLES SMALL CAP GROWTH
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2018                   2017                   2016
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           (12,018)   $            (9,721)   $            (9,163)
   Net realized gains (losses).........................             2,202,553                762,930              1,222,132
   Change in unrealized gains (losses) on investments..           (2,123,091)              2,111,346              (582,015)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                67,444              2,864,555                630,954
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........               675,806                688,741                747,090
   Net transfers (including fixed account).............               751,196              (344,283)              (235,047)
   Policy charges......................................             (627,101)              (570,448)              (586,052)
   Transfers for Policy benefits and terminations......             (929,909)              (670,562)              (620,076)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................             (130,008)              (896,552)              (694,085)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............              (62,564)              1,968,003               (63,131)
NET ASSETS:
   Beginning of year...................................            13,090,723             11,122,720             11,185,851
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $         13,028,159   $         13,090,723   $         11,122,720
                                                         ====================   ====================   ====================

                                                                         BHFTII METLIFE AGGREGATE BOND INDEX
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2018                   2017                   2016
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          3,770,771   $          3,810,094   $          3,516,381
   Net realized gains (losses).........................             (845,236)               (60,039)                157,844
   Change in unrealized gains (losses) on investments..           (3,257,308)                463,003              (713,953)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             (331,773)              4,213,058              2,960,272
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........             9,446,645             10,119,467             10,321,297
   Net transfers (including fixed account).............           (7,593,708)              8,297,879              1,939,507
   Policy charges......................................           (7,792,999)            (8,103,229)            (8,491,979)
   Transfers for Policy benefits and terminations......           (7,512,341)            (6,849,400)            (6,293,235)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................          (13,452,403)              3,464,717            (2,524,410)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............          (13,784,176)              7,677,775                435,862
NET ASSETS:
   Beginning of year...................................           135,065,114            127,387,339            126,951,477
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $        121,280,938   $        135,065,114   $        127,387,339
                                                         ====================   ====================   ====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016


                                                                         BHFTII METLIFE MID CAP STOCK INDEX
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2018                   2017                   2016
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          1,281,417   $          1,319,708   $          1,044,591
   Net realized gains (losses).........................            10,973,057              8,754,007              8,154,617
   Change in unrealized gains (losses) on investments..          (23,434,639)              4,956,766              7,196,356
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................          (11,180,165)             15,030,481             16,395,564
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........             4,919,805              5,357,530              5,416,314
   Net transfers (including fixed account).............           (2,079,632)              4,274,293              (936,758)
   Policy charges......................................           (4,728,080)            (4,778,563)            (4,718,498)
   Transfers for Policy benefits and terminations......           (6,151,681)            (6,221,097)            (4,649,606)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................           (8,039,588)            (1,367,837)            (4,888,548)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............          (19,219,753)             13,662,644             11,507,016
NET ASSETS:
   Beginning of year...................................           108,841,789             95,179,145             83,672,129
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $         89,622,036   $        108,841,789   $         95,179,145
                                                         ====================   ====================   ====================

                                                                         BHFTII METLIFE MSCI EAFE(R) INDEX
                                                                                     DIVISION
                                                         -----------------------------------------------------------------
                                                                 2018                  2017                   2016
                                                         -------------------    -------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         2,652,547    $         2,309,101    $         1,943,289
   Net realized gains (losses).........................            1,021,937              1,359,240                101,562
   Change in unrealized gains (losses) on investments..         (16,649,850)             15,314,940              (990,605)
                                                         -------------------    -------------------    -------------------
     Net increase (decrease) in net assets resulting
        from operations................................         (12,975,366)             18,983,281              1,054,246
                                                         -------------------    -------------------    -------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........            5,659,461              5,958,371              6,241,891
   Net transfers (including fixed account).............            6,739,174                450,416                813,637
   Policy charges......................................          (4,269,734)            (4,348,604)            (4,254,888)
   Transfers for Policy benefits and terminations......          (5,835,065)            (5,191,027)            (3,939,562)
                                                         -------------------    -------------------    -------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................            2,293,836            (3,130,844)            (1,138,922)
                                                         -------------------    -------------------    -------------------
     Net increase (decrease) in net assets.............         (10,681,530)             15,852,437               (84,676)
NET ASSETS:
   Beginning of year...................................           92,302,760             76,450,323             76,534,999
                                                         -------------------    -------------------    -------------------
   End of year.........................................  $        81,621,230    $        92,302,760    $        76,450,323
                                                         ===================    ===================    ===================

                                                                        BHFTII METLIFE RUSSELL 2000(R) INDEX
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2018                   2017                   2016
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            888,236   $            919,455   $            913,083
   Net realized gains (losses).........................             8,699,344              6,041,469              5,704,425
   Change in unrealized gains (losses) on investments..          (17,938,965)              4,109,388              7,347,406
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................           (8,351,385)             11,070,312             13,964,914
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........             4,670,286              4,793,790              4,810,814
   Net transfers (including fixed account).............               755,288            (1,452,551)              (461,739)
   Policy charges......................................           (3,662,583)            (3,676,061)            (3,605,728)
   Transfers for Policy benefits and terminations......           (5,730,826)            (5,164,111)            (4,191,102)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................           (3,967,835)            (5,498,933)            (3,447,755)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............          (12,319,220)              5,571,379             10,517,159
NET ASSETS:
   Beginning of year...................................            84,250,343             78,678,964             68,161,805
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $         71,931,123   $         84,250,343   $         78,678,964
                                                         ====================   ====================   ====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016


                                                                             BHFTII METLIFE STOCK INDEX
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2018                   2017                   2016
                                                         -------------------    -------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $        17,726,505    $        16,768,156    $         17,167,447
   Net realized gains (losses).........................           93,929,336             64,595,519              57,978,009
   Change in unrealized gains (losses) on investments..        (159,803,991)            126,477,450              31,292,870
                                                         -------------------    -------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................         (48,148,150)            207,841,125             106,438,326
                                                         -------------------    -------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........           59,473,244             64,139,582              67,338,784
   Net transfers (including fixed account).............          (6,993,616)           (45,284,438)             (2,630,167)
   Policy charges......................................         (46,860,566)           (47,182,585)            (47,351,375)
   Transfers for Policy benefits and terminations......         (75,710,209)           (68,817,043)            (60,879,042)
                                                         -------------------    -------------------    --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................         (70,091,147)           (97,144,484)            (43,521,800)
                                                         -------------------    -------------------    --------------------
     Net increase (decrease) in net assets.............        (118,239,297)            110,696,641              62,916,526
NET ASSETS:
   Beginning of year...................................        1,133,720,310          1,023,023,669             960,107,143
                                                         -------------------    -------------------    --------------------
   End of year.........................................  $     1,015,481,013    $     1,133,720,310    $      1,023,023,669
                                                         ===================    ===================    ====================

                                                                             BHFTII MFS(R) TOTAL RETURN
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2018                   2017                   2016
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            672,445   $            256,018   $            277,775
   Net realized gains (losses).........................             2,032,072                693,293                579,525
   Change in unrealized gains (losses) on investments..           (4,570,024)              1,181,033                  3,086
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................           (1,865,507)              2,130,344                860,386
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........               682,520                684,608                866,669
   Net transfers (including fixed account).............               297,395             20,897,739                183,218
   Policy charges......................................             (846,307)              (679,171)              (622,365)
   Transfers for Policy benefits and terminations......             (795,962)              (574,164)              (685,850)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................             (662,354)             20,329,012              (258,328)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............           (2,527,861)             22,459,356                602,058
NET ASSETS:
   Beginning of year...................................            32,868,277             10,408,921              9,806,863
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $         30,340,416   $         32,868,277   $         10,408,921
                                                         ====================   ====================   ====================

                                                                                 BHFTII MFS(R) VALUE
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2018                   2017                   2016
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          1,726,510   $          1,807,020   $          1,832,604
   Net realized gains (losses).........................             8,351,150              6,376,051              8,023,482
   Change in unrealized gains (losses) on investments..          (21,548,270)              7,634,853              1,456,878
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................          (11,470,610)             15,817,924             11,312,964
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........             5,917,233              5,176,715              5,385,806
   Net transfers (including fixed account).............            18,679,409              7,193,791              (616,694)
   Policy charges......................................           (5,233,649)            (4,697,059)            (4,746,152)
   Transfers for Policy benefits and terminations......           (7,169,022)            (5,665,116)            (5,299,972)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................            12,193,971              2,008,331            (5,277,012)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............               723,361             17,826,255              6,035,952
NET ASSETS:
   Beginning of year...................................           106,238,372             88,412,117             82,376,165
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $        106,961,733   $        106,238,372   $         88,412,117
                                                         ====================   ====================   ====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016


                                                                              BHFTII MFS(R) VALUE II
                                                                                     DIVISION
                                                         -----------------------------------------------------------------
                                                              2018 (b)                 2017                   2016
                                                         -------------------    -------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           673,139    $           526,386    $           296,620
   Net realized gains (losses).........................          (2,006,197)              (221,837)              1,069,485
   Change in unrealized gains (losses) on investments..              673,673              1,234,077              1,883,740
                                                         -------------------    -------------------    -------------------
     Net increase (decrease) in net assets resulting
        from operations................................            (659,385)              1,538,626              3,249,845
                                                         -------------------    -------------------    -------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........              478,113              1,479,679              1,545,784
   Net transfers (including fixed account).............         (20,725,212)                421,641               (30,878)
   Policy charges......................................            (333,719)            (1,081,681)            (1,098,505)
   Transfers for Policy benefits and terminations......            (498,088)            (1,629,097)            (1,075,384)
                                                         -------------------    -------------------    -------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................         (21,078,906)              (809,458)              (658,983)
                                                         -------------------    -------------------    -------------------
     Net increase (decrease) in net assets.............         (21,738,291)                729,168              2,590,862
NET ASSETS:
   Beginning of year...................................           21,738,291             21,009,123             18,418,261
                                                         -------------------    -------------------    -------------------
   End of year.........................................  $                --    $        21,738,291    $        21,009,123
                                                         ===================    ===================    ===================

                                                                           BHFTII NEUBERGER BERMAN GENESIS
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2018                   2017                   2016
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            324,493   $            370,076   $            399,379
   Net realized gains (losses).........................            17,387,615             12,057,105              1,826,763
   Change in unrealized gains (losses) on investments..          (25,138,689)              4,394,645             15,758,188
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................           (7,426,581)             16,821,826             17,984,330
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........             6,114,884              6,489,836              6,799,075
   Net transfers (including fixed account).............             (511,261)              (977,458)            (1,167,465)
   Policy charges......................................           (5,837,143)            (5,884,389)            (5,931,913)
   Transfers for Policy benefits and terminations......           (7,102,740)            (7,393,489)            (6,477,508)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................           (7,336,260)            (7,765,500)            (6,777,811)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............          (14,762,841)              9,056,326             11,206,519
NET ASSETS:
   Beginning of year...................................           121,560,508            112,504,182            101,297,663
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $        106,797,667   $        121,560,508   $        112,504,182
                                                         ====================   ====================   ====================

                                                                        BHFTII T. ROWE PRICE LARGE CAP GROWTH
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2018                   2017                   2016
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            382,394   $            221,909   $            (8,318)
   Net realized gains (losses).........................            22,330,991              7,974,008             11,522,738
   Change in unrealized gains (losses) on investments..          (23,124,361)             19,425,313           (10,229,673)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             (410,976)             27,621,230              1,284,747
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........             4,594,744              4,795,916              4,913,132
   Net transfers (including fixed account).............             (478,448)                477,359                143,272
   Policy charges......................................           (4,907,176)            (4,722,995)            (4,630,873)
   Transfers for Policy benefits and terminations......           (6,450,964)            (6,543,490)            (5,259,756)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................           (7,241,844)            (5,993,210)            (4,834,225)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............           (7,652,820)             21,628,020            (3,549,478)
NET ASSETS:
   Beginning of year...................................           105,928,694             84,300,674             87,850,152
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $         98,275,874   $        105,928,694   $         84,300,674
                                                         ====================   ====================   ====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016


                                                                        BHFTII T. ROWE PRICE SMALL CAP GROWTH
                                                                                      DIVISION
                                                         -------------------------------------------------------------------
                                                                 2018                   2017                    2016
                                                         --------------------   --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          (303,446)   $           (38,755)   $            (95,610)
   Net realized gains (losses).........................            14,860,741             10,072,201              15,506,158
   Change in unrealized gains (losses) on investments..          (22,939,008)             14,656,850             (3,850,598)
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................           (8,381,713)             24,690,296              11,559,950
                                                         --------------------   --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........             6,649,841              6,652,241               6,771,118
   Net transfers (including fixed account).............             1,345,645              1,786,581               (896,281)
   Policy charges......................................           (5,217,405)            (5,234,546)             (5,218,226)
   Transfers for Policy benefits and terminations......           (8,623,095)            (8,669,274)             (7,068,348)
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................           (5,845,014)            (5,464,998)             (6,411,737)
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets.............          (14,226,727)             19,225,298               5,148,213
NET ASSETS:
   Beginning of year...................................           131,687,031            112,461,733             107,313,520
                                                         --------------------   --------------------   ---------------------
   End of year.........................................  $        117,460,304   $        131,687,031   $         112,461,733
                                                         ====================   ====================   =====================

                                                                        BHFTII VAN ECK GLOBAL NATURAL RESOURCES
                                                                                       DIVISION
                                                         -------------------------------------------------------------------
                                                                  2018                   2017                   2016
                                                         ---------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 567   $                290   $              1,967
   Net realized gains (losses).........................                (2,432)                (3,647)                (7,201)
   Change in unrealized gains (losses) on investments..               (96,127)                  5,530                 88,581
                                                         ---------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               (97,992)                  2,173                 83,347
                                                         ---------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                 55,840                 58,187                 56,552
   Net transfers (including fixed account).............                 26,538                 28,003               (24,534)
   Policy charges......................................               (21,551)               (21,430)               (19,533)
   Transfers for Policy benefits and terminations......                (7,755)               (15,365)               (10,218)
                                                         ---------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................                 53,072                 49,395                  2,267
                                                         ---------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............               (44,920)                 51,568                 85,614
NET ASSETS:
   Beginning of year...................................                310,832                259,264                173,650
                                                         ---------------------   --------------------   --------------------
   End of year.........................................  $             265,912   $            310,832   $            259,264
                                                         =====================   ====================   ====================

                                                            BHFTII WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
                                                                                      DIVISION
                                                         -------------------------------------------------------------------
                                                                 2018                   2017                    2016
                                                         --------------------   --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          2,696,300   $          2,001,647   $             761,904
   Net realized gains (losses).........................                89,897                364,897                 119,058
   Change in unrealized gains (losses) on investments..           (4,895,547)              1,796,363               2,417,251
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................           (2,109,350)              4,162,907               3,298,213
                                                         --------------------   --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........             3,409,248              3,662,710               3,165,030
   Net transfers (including fixed account).............           (1,226,322)              (114,949)              26,947,040
   Policy charges......................................           (2,643,832)            (2,872,301)             (2,541,922)
   Transfers for Policy benefits and terminations......           (3,206,148)            (3,348,106)             (2,942,766)
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................           (3,667,054)            (2,672,646)              24,627,382
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets.............           (5,776,404)              1,490,261              27,925,595
NET ASSETS:
   Beginning of year...................................            54,412,037             52,921,776              24,996,181
                                                         --------------------   --------------------   ---------------------
   End of year.........................................  $         48,635,633   $         54,412,037   $          52,921,776
                                                         ====================   ====================   =====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016


                                                                    BHFTII WESTERN ASSET MANAGEMENT U.S. GOVERNMENT
                                                                                       DIVISION
                                                         ---------------------------------------------------------------------
                                                                 2018                    2017                    2016
                                                         ---------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             343,830   $             402,248   $             400,422
   Net realized gains (losses).........................               (86,126)                (35,219)                (10,757)
   Change in unrealized gains (losses) on investments..              (115,445)                (80,512)               (199,711)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                142,259                 286,517                 189,954
                                                         ---------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........              1,591,853               1,666,603               1,678,562
   Net transfers (including fixed account).............                857,254                 455,559                 141,399
   Policy charges......................................            (1,234,027)             (1,243,499)             (1,306,280)
   Transfers for Policy benefits and terminations......            (1,159,111)               (980,456)               (908,115)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................                 55,969               (101,793)               (394,434)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............                198,228                 184,724               (204,480)
NET ASSETS:
   Beginning of year...................................             15,840,871              15,656,147              15,860,627
                                                         ---------------------   ---------------------   ---------------------
   End of year.........................................  $          16,039,099   $          15,840,871   $          15,656,147
                                                         =====================   =====================   =====================

                                                                             DREYFUS VIF INTERNATIONAL VALUE
                                                                                        DIVISION
                                                         ---------------------------------------------------------------------
                                                                  2018                    2017                    2016
                                                         ---------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               3,466   $               2,916   $               3,283
   Net realized gains (losses).........................                  (123)                   (300)                 (5,322)
   Change in unrealized gains (losses) on investments..               (44,641)                  51,516                 (2,271)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................               (41,298)                  54,132                 (4,310)
                                                         ---------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                     --                      --                      --
   Net transfers (including fixed account).............                      1                      --                (12,134)
   Policy charges......................................                (2,353)                 (2,197)                 (2,110)
   Transfers for Policy benefits and terminations......                     --                      --                      --
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................                (2,352)                 (2,197)                (14,244)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............               (43,650)                  51,935                (18,554)
NET ASSETS:
   Beginning of year...................................                245,233                 193,298                 211,852
                                                         ---------------------   ---------------------   ---------------------
   End of year.........................................  $             201,583   $             245,233   $             193,298
                                                         =====================   =====================   =====================

                                                                         FIDELITY(R) VIP ASSET MANAGER: GROWTH
                                                                                       DIVISION
                                                         --------------------------------------------------------------------
                                                                 2018                    2017                    2016
                                                         ---------------------   ---------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              28,546   $              24,598   $             23,502
   Net realized gains (losses).........................                107,008                 293,961                 60,870
   Change in unrealized gains (losses) on investments..              (293,123)                   9,749               (48,668)
                                                         ---------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              (157,569)                 328,308                 35,704
                                                         ---------------------   ---------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                 31,907                  53,311                 69,385
   Net transfers (including fixed account).............                  3,736                 162,659                  6,528
   Policy charges......................................               (66,673)                (65,514)               (69,707)
   Transfers for Policy benefits and terminations......               (83,043)               (111,829)              (113,789)
                                                         ---------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................              (114,073)                  38,627              (107,583)
                                                         ---------------------   ---------------------   --------------------
     Net increase (decrease) in net assets.............              (271,642)                 366,935               (71,879)
NET ASSETS:
   Beginning of year...................................              2,166,028               1,799,093              1,870,972
                                                         ---------------------   ---------------------   --------------------
   End of year.........................................  $           1,894,386   $           2,166,028   $          1,799,093
                                                         =====================   =====================   ====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016


                                                                               FIDELITY(R) VIP CONTRAFUND
                                                                                        DIVISION
                                                         -----------------------------------------------------------------------
                                                                  2018                    2017                     2016
                                                         ---------------------    ---------------------   ----------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              18,473    $              25,600   $               18,813
   Net realized gains (losses).........................                316,188                  216,238                  265,269
   Change in unrealized gains (losses) on investments..              (515,972)                  321,303                 (89,763)
                                                         ---------------------    ---------------------   ----------------------
      Net increase (decrease) in net assets resulting
        from operations................................              (181,311)                  563,141                  194,319
                                                         ---------------------    ---------------------   ----------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                 64,336                   66,230                   82,242
   Net transfers (including fixed account).............                 36,511                 (24,949)                  (6,803)
   Policy charges......................................               (92,690)                 (93,243)                 (91,600)
   Transfers for Policy benefits and terminations......              (157,452)                (152,087)                (278,347)
                                                         ---------------------    ---------------------   ----------------------
      Net increase (decrease) in net assets resulting
        from Policy transactions.......................              (149,295)                (204,049)                (294,508)
                                                         ---------------------    ---------------------   ----------------------
      Net increase (decrease) in net assets............              (330,606)                  359,092                (100,189)
NET ASSETS:
   Beginning of year...................................              3,034,301                2,675,209                2,775,398
                                                         ---------------------    ---------------------   ----------------------
   End of year.........................................  $           2,703,695    $           3,034,301   $            2,675,209
                                                         =====================    =====================   ======================

                                                                              FIDELITY(R) VIP EQUITY-INCOME
                                                                                        DIVISION
                                                         ----------------------------------------------------------------------
                                                                 2018                     2017                    2016
                                                         ---------------------   ---------------------    ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                  36   $                  40    $                 351
   Net realized gains (losses).........................                     76                     853                      858
   Change in unrealized gains (losses) on investments..                  (250)                   (214)                    1,277
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................                  (138)                     679                    2,486
                                                         ---------------------   ---------------------    ---------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                     --                     143                    1,787
   Net transfers (including fixed account).............                     --                      --                       --
   Policy charges......................................                   (14)                    (39)                    (227)
   Transfers for Policy benefits and terminations......                     --                (16,006)                      (1)
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
        from Policy transactions.......................                   (14)                (15,902)                    1,559
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets............                  (152)                (15,223)                    4,045
NET ASSETS:
   Beginning of year...................................                  1,660                  16,883                   12,838
                                                         ---------------------   ---------------------    ---------------------
   End of year.........................................  $               1,508   $               1,660    $              16,883
                                                         =====================   =====================    =====================

                                                                              FIDELITY(R) VIP FREEDOM 2010
                                                                                        DIVISION
                                                         -----------------------------------------------------------------------
                                                                  2018                    2017                     2016
                                                         ----------------------   ---------------------   ----------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                2,455   $               2,182   $                  439
   Net realized gains (losses).........................                   3,566                   1,901                      427
   Change in unrealized gains (losses) on investments..                (11,906)                     324                      369
                                                         ----------------------   ---------------------   ----------------------
      Net increase (decrease) in net assets resulting
        from operations................................                 (5,885)                   4,407                    1,235
                                                         ----------------------   ---------------------   ----------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                  59,813                  63,343                   54,823
   Net transfers (including fixed account).............                      --                 103,209                       --
   Policy charges......................................                      --                      --                       --
   Transfers for Policy benefits and terminations......                (54,827)                (54,488)                 (45,887)
                                                         ----------------------   ---------------------   ----------------------
      Net increase (decrease) in net assets resulting
        from Policy transactions.......................                   4,986                 112,064                    8,936
                                                         ----------------------   ---------------------   ----------------------
      Net increase (decrease) in net assets............                   (899)                 116,471                   10,171
NET ASSETS:
   Beginning of year...................................                 145,861                  29,390                   19,219
                                                         ----------------------   ---------------------   ----------------------
   End of year.........................................  $              144,962   $             145,861   $               29,390
                                                         ======================   =====================   ======================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016


                                                                              FIDELITY(R) VIP FREEDOM 2020
                                                                                        DIVISION
                                                         ----------------------------------------------------------------------
                                                                 2018                     2017                    2016
                                                         ---------------------   ---------------------   ----------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               8,406   $               8,288   $                8,579
   Net realized gains (losses).........................                 23,974                  33,650                   19,311
   Change in unrealized gains (losses) on investments..               (64,092)                  50,769                    4,403
                                                         ---------------------   ---------------------   ----------------------
      Net increase (decrease) in net assets resulting
        from operations................................               (31,712)                  92,707                   32,293
                                                         ---------------------   ---------------------   ----------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                186,562                 178,672                  159,769
   Net transfers (including fixed account).............                  (220)                (78,756)                     (46)
   Policy charges......................................                (6,873)                 (6,488)                  (6,174)
   Transfers for Policy benefits and terminations......              (196,785)               (184,941)                (146,943)
                                                         ---------------------   ---------------------   ----------------------
      Net increase (decrease) in net assets resulting
        from Policy transactions.......................               (17,316)                (91,513)                    6,606
                                                         ---------------------   ---------------------   ----------------------
      Net increase (decrease) in net assets............               (49,028)                   1,194                   38,899
NET ASSETS:
   Beginning of year...................................                568,714                 567,520                  528,621
                                                         ---------------------   ---------------------   ----------------------
   End of year.........................................  $             519,686   $             568,714   $              567,520
                                                         =====================   =====================   ======================

                                                                              FIDELITY(R) VIP FREEDOM 2025
                                                                                        DIVISION
                                                         ----------------------------------------------------------------------
                                                                  2018                    2017                     2016
                                                         ----------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                7,186   $               7,280   $               6,677
   Net realized gains (losses).........................                  11,075                  13,722                  13,307
   Change in unrealized gains (losses) on investments..                (51,118)                  58,295                   6,315
                                                         ----------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................                (32,857)                  79,297                  26,299
                                                         ----------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                      --                      --                      --
   Net transfers (including fixed account).............                      --                       1                      --
   Policy charges......................................                (11,854)                (11,328)                (10,760)
   Transfers for Policy benefits and terminations......                      --                      --                      --
                                                         ----------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from Policy transactions.......................                (11,854)                (11,327)                (10,760)
                                                         ----------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets............                (44,711)                  67,970                  15,539
NET ASSETS:
   Beginning of year...................................                 516,236                 448,266                 432,727
                                                         ----------------------   ---------------------   ---------------------
   End of year.........................................  $              471,525   $             516,236   $             448,266
                                                         ======================   =====================   =====================

                                                                              FIDELITY(R) VIP FREEDOM 2030
                                                                                        DIVISION
                                                         ---------------------------------------------------------------------
                                                                 2018                     2017                    2016
                                                         ---------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               3,464   $               3,686   $               2,599
   Net realized gains (losses).........................                 19,600                  15,700                   3,153
   Change in unrealized gains (losses) on investments..               (40,198)                  21,517                   4,716
                                                         ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................               (17,134)                  40,903                  10,468
                                                         ---------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                476,107                 399,414                 337,954
   Net transfers (including fixed account).............                  2,409                (17,095)                    (74)
   Policy charges......................................                     --                      --                      --
   Transfers for Policy benefits and terminations......              (493,082)               (325,781)               (286,393)
                                                         ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from Policy transactions.......................               (14,566)                  56,538                  51,487
                                                         ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets............               (31,700)                  97,441                  61,955
NET ASSETS:
   Beginning of year...................................                279,269                 181,828                 119,873
                                                         ---------------------   ---------------------   ---------------------
   End of year.........................................  $             247,569   $             279,269   $             181,828
                                                         =====================   =====================   =====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016


                                                                             FIDELITY(R) VIP FREEDOM 2040
                                                                                       DIVISION
                                                         --------------------------------------------------------------------
                                                                 2018                    2017                    2016
                                                         --------------------    --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              3,024    $              2,654    $              2,084
   Net realized gains (losses).........................                13,470                  12,869                   2,805
   Change in unrealized gains (losses) on investments..              (41,836)                  24,961                   5,080
                                                         --------------------    --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              (25,342)                  40,484                   9,969
                                                         --------------------    --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........               379,309                 308,883                 263,618
   Net transfers (including fixed account).............                 (183)                      --                   (142)
   Policy charges......................................                    --                      --                      --
   Transfers for Policy benefits and terminations......             (341,320)               (271,312)               (203,651)
                                                         --------------------    --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................                37,806                  37,571                  59,825
                                                         --------------------    --------------------    --------------------
     Net increase (decrease) in net assets.............                12,464                  78,055                  69,794
NET ASSETS:
   Beginning of year...................................               237,064                 159,009                  89,215
                                                         --------------------    --------------------    --------------------
   End of year.........................................  $            249,528    $            237,064    $            159,009
                                                         ====================    ====================    ====================

                                                                              FIDELITY(R) VIP FREEDOM 2050
                                                                                        DIVISION
                                                         ---------------------------------------------------------------------
                                                                  2018                    2017                    2016
                                                         ---------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               2,456   $               2,270   $               1,500
   Net realized gains (losses).........................                 10,475                   8,417                   1,669
   Change in unrealized gains (losses) on investments..               (34,149)                  19,567                   2,841
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................               (21,218)                  30,254                   6,010
                                                         ---------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                226,938                 199,787                 171,698
   Net transfers (including fixed account).............                     --                      --                      --
   Policy charges......................................                     --                      --                      --
   Transfers for Policy benefits and terminations......              (190,628)               (146,021)               (122,043)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................                 36,310                  53,766                  49,655
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............                 15,092                  84,020                  55,665
NET ASSETS:
   Beginning of year...................................                191,069                 107,049                  51,384
                                                         ---------------------   ---------------------   ---------------------
   End of year.........................................  $             206,161   $             191,069   $             107,049
                                                         =====================   =====================   =====================

                                                                         FIDELITY(R) VIP GOVERNMENT MONEY MARKET
                                                                                        DIVISION
                                                         ---------------------------------------------------------------------
                                                                  2018                    2017                  2016 (C)
                                                         ---------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              56,758   $              22,875   $               4,167
   Net realized gains (losses).........................                     --                      --                      --
   Change in unrealized gains (losses) on investments..                     --                      --                      --
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 56,758                  22,875                   4,167
                                                         ---------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                157,732                 133,488                 256,858
   Net transfers (including fixed account).............            (1,425,593)                 623,595               3,598,871
   Policy charges......................................               (76,478)                (65,496)                (34,257)
   Transfers for Policy benefits and terminations......               (78,235)               (183,382)                      --
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................            (1,422,574)                 508,205               3,821,472
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............            (1,365,816)                 531,080               3,825,639
NET ASSETS:
   Beginning of year...................................              4,356,719               3,825,639                      --
                                                         ---------------------   ---------------------   ---------------------
   End of year.........................................  $           2,990,903   $           4,356,719   $           3,825,639
                                                         =====================   =====================   =====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016


                                                                               FIDELITY(R) VIP HIGH INCOME
                                                                                        DIVISION
                                                         ----------------------------------------------------------------------
                                                                 2018                     2017                    2016
                                                         ---------------------   ---------------------    ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              28,272   $              24,337    $              18,971
   Net realized gains (losses).........................                  (649)                    (18)                    (443)
   Change in unrealized gains (losses) on investments..               (43,948)                   2,185                   19,200
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................               (16,325)                  26,504                   37,728
                                                         ---------------------   ---------------------    ---------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                 69,180                  88,023                   35,555
   Net transfers (including fixed account).............               (32,673)                      --                   96,126
   Policy charges......................................                (7,851)                 (7,437)                  (6,565)
   Transfers for Policy benefits and terminations......                     --                     (1)                       --
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
        from Policy transactions.......................                 28,656                  80,585                  125,116
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets............                 12,331                 107,089                  162,844
NET ASSETS:
   Beginning of year...................................                475,673                 368,584                  205,740
                                                         ---------------------   ---------------------    ---------------------
   End of year.........................................  $             488,004   $             475,673    $             368,584
                                                         =====================   =====================    =====================

                                                                          FIDELITY(R) VIP INVESTMENT GRADE BOND
                                                                                        DIVISION
                                                         ----------------------------------------------------------------------
                                                                 2018                     2017                    2016
                                                         ---------------------   ---------------------    ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              28,459   $              28,197    $              28,927
   Net realized gains (losses).........................                  5,802                   3,320                  (1,529)
   Change in unrealized gains (losses) on investments..               (41,933)                  18,959                   27,988
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................                (7,672)                  50,476                   55,386
                                                         ---------------------   ---------------------    ---------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                    929                   1,122                      293
   Net transfers (including fixed account).............                151,380                  97,158                 (24,137)
   Policy charges......................................               (14,315)                (14,491)                 (14,328)
   Transfers for Policy benefits and terminations......              (155,671)               (173,140)                       --
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
        from Policy transactions.......................               (17,677)                (89,351)                 (38,172)
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets............               (25,349)                (38,875)                   17,214
NET ASSETS:
   Beginning of year...................................              1,202,686               1,241,561                1,224,347
                                                         ---------------------   ---------------------    ---------------------
   End of year.........................................  $           1,177,337   $           1,202,686    $           1,241,561
                                                         =====================   =====================    =====================

                                                                                 FIDELITY(R) VIP MID CAP
                                                                                        DIVISION
                                                         ----------------------------------------------------------------------
                                                                 2018                     2017                    2016
                                                         ---------------------   ---------------------    ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               1,054   $               1,285    $                 766
   Net realized gains (losses).........................                 29,007                  16,281                   13,813
   Change in unrealized gains (losses) on investments..               (65,288)                  31,948                    9,442
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................               (35,227)                  49,514                   24,021
                                                         ---------------------   ---------------------    ---------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                  1,110                   1,110                    1,018
   Net transfers (including fixed account).............               (26,019)                 (9,016)                      261
   Policy charges......................................                (4,806)                 (5,116)                  (4,768)
   Transfers for Policy benefits and terminations......                  (127)                (15,522)                 (43,917)
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
        from Policy transactions.......................               (29,842)                (28,544)                 (47,406)
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets............               (65,069)                  20,970                 (23,385)
NET ASSETS:
   Beginning of year...................................                277,353                 256,383                  279,768
                                                         ---------------------   ---------------------    ---------------------
   End of year.........................................  $             212,284   $             277,353    $             256,383
                                                         =====================   =====================    =====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016


                                                                             FTVIPT FRANKLIN INCOME VIP
                                                                                      DIVISION
                                                         -----------------------------------------------------------------
                                                                 2018                   2017                   2016
                                                         -------------------    -------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             2,119    $             2,194    $             2,059
   Net realized gains (losses).........................                5,563                    186                  (110)
   Change in unrealized gains (losses) on investments..             (10,139)                  6,858                  3,968
                                                         -------------------    -------------------    -------------------
     Net increase (decrease) in net assets resulting
        from operations................................              (2,457)                  9,238                  5,917
                                                         -------------------    -------------------    -------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                4,334                  7,835                  4,179
   Net transfers (including fixed account).............               24,490                (9,352)                 10,302
   Policy charges......................................              (2,843)                (3,310)                (3,200)
   Transfers for Policy benefits and terminations......             (12,108)                (4,397)                     --
                                                         -------------------    -------------------    -------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................               13,873                (9,224)                 11,281
                                                         -------------------    -------------------    -------------------
     Net increase (decrease) in net assets.............               11,416                     14                 17,198
NET ASSETS:
   Beginning of year...................................               56,045                 56,031                 38,833
                                                         -------------------    -------------------    -------------------
   End of year.........................................  $            67,461    $            56,045    $            56,031
                                                         ===================    ===================    ===================

                                                                     FTVIPT FRANKLIN MUTUAL GLOBAL DISCOVERY VIP
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2018                   2017                   2016
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             16,822   $              9,201   $              8,262
   Net realized gains (losses).........................                 8,137                 30,787                 36,978
   Change in unrealized gains (losses) on investments..             (108,582)                  6,135                 13,065
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              (83,623)                 46,123                 58,305
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                74,204                 96,318                 55,906
   Net transfers (including fixed account).............                68,002               (33,115)               (15,004)
   Policy charges......................................               (7,952)               (10,889)               (11,796)
   Transfers for Policy benefits and terminations......              (13,744)               (53,287)                (7,814)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................               120,510                  (973)                 21,292
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............                36,887                 45,150                 79,597
NET ASSETS:
   Beginning of year...................................               604,329                559,179                479,582
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $            641,216   $            604,329   $            559,179
                                                         ====================   ====================   ====================

                                                                          FTVIPT FRANKLIN MUTUAL SHARES VIP
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2018                   2017                   2016
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              2,853   $              2,384   $              1,664
   Net realized gains (losses).........................                 4,090                  4,322                  6,412
   Change in unrealized gains (losses) on investments..              (17,095)                  1,445                  4,437
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              (10,152)                  8,151                 12,513
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                14,591                 18,402                 14,420
   Net transfers (including fixed account).............                 (183)                  1,080                  9,226
   Policy charges......................................               (9,419)                (9,419)                (7,976)
   Transfers for Policy benefits and terminations......               (2,210)                (3,131)                (3,186)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................                 2,779                  6,932                 12,484
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............               (7,373)                 15,083                 24,997
NET ASSETS:
   Beginning of year...................................               111,384                 96,301                 71,304
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $            104,011   $            111,384   $             96,301
                                                         ====================   ====================   ====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016


                                                                            FTVIPT TEMPLETON FOREIGN VIP
                                                                                      DIVISION
                                                         -----------------------------------------------------------------
                                                                 2018                   2017                   2016
                                                         --------------------   --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            219,516   $            225,978   $           114,022
   Net realized gains (losses).........................               137,505                  5,599                19,515
   Change in unrealized gains (losses) on investments..           (1,579,348)                996,224               260,337
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from operations................................           (1,222,327)              1,227,801               393,874
                                                         --------------------   --------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........               308,292                375,066               450,424
   Net transfers (including fixed account).............           (2,214,759)              2,927,494              (43,239)
   Policy charges......................................             (199,782)              (222,574)             (193,490)
   Transfers for Policy benefits and terminations......             (201,932)               (58,419)             (189,973)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................           (2,308,181)              3,021,567                23,722
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets.............           (3,530,508)              4,249,368               417,596
NET ASSETS:
   Beginning of year...................................            10,011,812              5,762,444             5,344,848
                                                         --------------------   --------------------   -------------------
   End of year.........................................  $          6,481,304   $         10,011,812   $         5,762,444
                                                         ====================   ====================   ===================

                                                                          FTVIPT TEMPLETON GLOBAL BOND VIP
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2018                   2017                   2016
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 --   $                 --   $                 --
   Net realized gains (losses).........................               (1,042)                  (171)                (3,707)
   Change in unrealized gains (losses) on investments..                19,604                 11,918                 24,908
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                18,562                 11,747                 21,201
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........               111,613                142,166                 66,454
   Net transfers (including fixed account).............                 3,030                 35,287                  5,683
   Policy charges......................................              (27,066)               (25,311)               (25,780)
   Transfers for Policy benefits and terminations......                    --               (33,359)                (2,149)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................                87,577                118,783                 44,208
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............               106,139                130,530                 65,409
NET ASSETS:
   Beginning of year...................................               755,203                624,673                559,264
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $            861,342   $            755,203   $            624,673
                                                         ====================   ====================   ====================

                                                                            GOLDMAN SACHS MID-CAP VALUE
                                                                                     DIVISION
                                                         -----------------------------------------------------------------
                                                                 2018                  2017                   2016
                                                         -------------------    -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               780    $               623   $              1,071
   Net realized gains (losses).........................                7,843                  4,992                (9,829)
   Change in unrealized gains (losses) on investments..             (15,671)                  3,256                 25,433
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              (7,048)                  8,871                 16,675
                                                         -------------------    -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                   --                     --                     --
   Net transfers (including fixed account).............             (11,875)                     --              (183,580)
   Policy charges......................................                (984)                (4,651)                (4,736)
   Transfers for Policy benefits and terminations......             (15,456)                     --                    (1)
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................             (28,315)                (4,651)              (188,317)
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets.............             (35,363)                  4,220              (171,642)
NET ASSETS:
   Beginning of year...................................               86,945                 82,725                254,367
                                                         -------------------    -------------------   --------------------
   End of year.........................................  $            51,582    $            86,945   $             82,725
                                                         ===================    ===================   ====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016


                                                                         GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS
                                                                                        DIVISION
                                                         ----------------------------------------------------------------------
                                                                 2018                     2017                     2016
                                                         ---------------------   ----------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                  37   $                   41   $                 413
   Net realized gains (losses).........................                  1,248                    4,096                     147
   Change in unrealized gains (losses) on investments..                (1,847)                  (3,129)                   6,057
                                                         ---------------------   ----------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................                  (562)                    1,008                   6,617
                                                         ---------------------   ----------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                  1,112                    6,029                  10,556
   Net transfers (including fixed account).............                     --                 (37,089)                      --
   Policy charges......................................                (1,690)                  (1,675)                 (3,587)
   Transfers for Policy benefits and terminations......                     --                     (62)                 (7,826)
                                                         ---------------------   ----------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from Policy transactions.......................                  (578)                 (32,797)                   (857)
                                                         ---------------------   ----------------------   ---------------------
      Net increase (decrease) in net assets............                (1,140)                 (31,789)                   5,760
NET ASSETS:
   Beginning of year...................................                  7,764                   39,553                  33,793
                                                         ---------------------   ----------------------   ---------------------
   End of year.........................................  $               6,624   $                7,764   $              39,553
                                                         =====================   ======================   =====================

                                                                                   INVESCO V.I. COMSTOCK
                                                                                         DIVISION
                                                         -----------------------------------------------------------------------
                                                                  2018                     2017                     2016
                                                         ----------------------   ---------------------    ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               10,995   $              10,939    $               4,913
   Net realized gains (losses).........................                 121,230                  28,297                   31,767
   Change in unrealized gains (losses) on investments..               (184,052)                  52,013                   25,839
                                                         ----------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................                (51,827)                  91,249                   62,519
                                                         ----------------------   ---------------------    ---------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                 118,466                 157,051                   59,070
   Net transfers (including fixed account).............               (277,333)                 (7,282)                      257
   Policy charges......................................                 (9,765)                 (9,718)                  (8,620)
   Transfers for Policy benefits and terminations......                      --                    (14)                       --
                                                         ----------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
        from Policy transactions.......................               (168,632)                 140,037                   50,707
                                                         ----------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets............               (220,459)                 231,286                  113,226
NET ASSETS:
   Beginning of year...................................                 681,172                 449,886                  336,660
                                                         ----------------------   ---------------------    ---------------------
   End of year.........................................  $              460,713   $             681,172    $             449,886
                                                         ======================   =====================    =====================

                                                                            INVESCO V.I. INTERNATIONAL GROWTH
                                                                                        DIVISION
                                                         ----------------------------------------------------------------------
                                                                 2018                     2017                     2016
                                                         ---------------------   ----------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               7,440   $                4,975   $               4,874
   Net realized gains (losses).........................                  4,715                    6,211                     630
   Change in unrealized gains (losses) on investments..               (67,377)                   61,391                 (8,246)
                                                         ---------------------   ----------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................               (55,222)                   72,577                 (2,742)
                                                         ---------------------   ----------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                     --                    7,874                  16,357
   Net transfers (including fixed account).............                 29,917                 (59,675)                  40,410
   Policy charges......................................               (15,876)                 (15,059)                (16,023)
   Transfers for Policy benefits and terminations......                     --                     (65)                 (9,023)
                                                         ---------------------   ----------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from Policy transactions.......................                 14,041                 (66,925)                  31,721
                                                         ---------------------   ----------------------   ---------------------
      Net increase (decrease) in net assets............               (41,181)                    5,652                  28,979
NET ASSETS:
   Beginning of year...................................                364,454                  358,802                 329,823
                                                         ---------------------   ----------------------   ---------------------
   End of year.........................................  $             323,273   $              364,454   $             358,802
                                                         =====================   ======================   =====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016


                                                                               JANUS HENDERSON BALANCED
                                                                                       DIVISION
                                                         --------------------------------------------------------------------
                                                                 2018                    2017                   2016
                                                         --------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             23,404   $              15,832   $              20,153
   Net realized gains (losses).........................                39,428                  13,593                  22,229
   Change in unrealized gains (losses) on investments..              (64,594)                 160,350                    (19)
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................               (1,762)                 189,775                  42,363
                                                         --------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                32,777                  40,337                  55,816
   Net transfers (including fixed account).............               109,516                (46,193)                (14,696)
   Policy charges......................................              (30,911)                (30,609)                (32,106)
   Transfers for Policy benefits and terminations......                    --                 (7,289)                (79,063)
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................               111,382                (43,754)                (70,049)
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............               109,620                 146,021                (27,686)
NET ASSETS:
   Beginning of year...................................             1,219,410               1,073,389               1,101,075
                                                         --------------------   ---------------------   ---------------------
   End of year.........................................  $          1,329,030   $           1,219,410   $           1,073,389
                                                         ====================   =====================   =====================

                                                                              JANUS HENDERSON ENTERPRISE
                                                                                       DIVISION
                                                         --------------------------------------------------------------------
                                                                 2018                    2017                 2016 (d)
                                                         --------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                446   $                 710   $                 107
   Net realized gains (losses).........................                36,911                  53,319                  38,166
   Change in unrealized gains (losses) on investments..              (40,219)                  49,008                     289
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................               (2,862)                 103,037                  38,562
                                                         --------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                    --                      --                      --
   Net transfers (including fixed account).............                78,556               (139,404)                 417,833
   Policy charges......................................               (4,750)                 (4,932)                 (3,776)
   Transfers for Policy benefits and terminations......              (57,714)                (61,166)                      --
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................                16,092               (205,502)                 414,057
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............                13,230               (102,465)                 452,619
NET ASSETS:
   Beginning of year...................................               350,154                 452,619                      --
                                                         --------------------   ---------------------   ---------------------
   End of year.........................................  $            363,384   $             350,154   $             452,619
                                                         ====================   =====================   =====================

                                                                                 JANUS HENDERSON FORTY
                                                                                       DIVISION
                                                         --------------------------------------------------------------------
                                                                 2018                    2017                    2016
                                                         --------------------    --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 --    $                 --   $                  --
   Net realized gains (losses).........................                52,377                  49,807                  59,807
   Change in unrealized gains (losses) on investments..              (46,227)                  82,066                (58,944)
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 6,150                 131,873                     863
                                                         --------------------    --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                 2,207                   9,767                  21,593
   Net transfers (including fixed account).............                    --                (53,562)                      --
   Policy charges......................................               (6,801)                (12,150)                (15,394)
   Transfers for Policy benefits and terminations......                    --               (250,103)               (106,582)
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................               (4,594)               (306,048)               (100,383)
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets.............                 1,556               (174,175)                (99,520)
NET ASSETS:
   Beginning of year...................................               330,857                 505,032                 604,552
                                                         --------------------    --------------------   ---------------------
   End of year.........................................  $            332,413    $            330,857   $             505,032
                                                         ====================    ====================   =====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016


                                                                               JANUS HENDERSON OVERSEAS
                                                                                       DIVISION
                                                         -------------------------------------------------------------------
                                                                 2018                    2017                   2016
                                                         --------------------   ---------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                400   $                 358   $              1,672
   Net realized gains (losses).........................                  (52)                (10,688)                (6,520)
   Change in unrealized gains (losses) on investments..               (3,790)                  18,215                  1,900
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               (3,442)                   7,885                (2,948)
                                                         --------------------   ---------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                 5,199                  18,271                 21,555
   Net transfers (including fixed account).............                    --                (37,562)                     --
   Policy charges......................................               (4,676)                 (4,253)                (6,610)
   Transfers for Policy benefits and terminations......                    --                    (87)                (4,970)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................                   523                (23,631)                  9,975
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets.............               (2,919)                (15,746)                  7,027
NET ASSETS:
   Beginning of year...................................                27,304                  43,050                 36,023
                                                         --------------------   ---------------------   --------------------
   End of year.........................................  $             24,385   $              27,304   $             43,050
                                                         ====================   =====================   ====================

                                                                               JANUS HENDERSON RESEARCH
                                                                                       DIVISION
                                                         -------------------------------------------------------------------
                                                                 2018                    2017                   2016
                                                         --------------------    --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              1,975    $              1,234   $              1,500
   Net realized gains (losses).........................                21,278                   5,531                 62,341
   Change in unrealized gains (losses) on investments..              (31,506)                  68,064               (66,733)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               (8,253)                  74,829                (2,892)
                                                         --------------------    --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                 7,651                   8,642                  3,252
   Net transfers (including fixed account).............                    --                      --                     --
   Policy charges......................................              (12,327)                (11,111)               (11,346)
   Transfers for Policy benefits and terminations......                  (91)                    (69)              (187,482)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................               (4,767)                 (2,538)              (195,576)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets.............              (13,020)                  72,291              (198,468)
NET ASSETS:
   Beginning of year...................................               343,490                 271,199                469,667
                                                         --------------------    --------------------   --------------------
   End of year.........................................  $            330,470    $            343,490   $            271,199
                                                         ====================    ====================   ====================

                                                                              MFS(R) VIT GLOBAL EQUITY
                                                                                      DIVISION
                                                         -------------------------------------------------------------------
                                                                 2018                   2017                    2016
                                                         --------------------   --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              2,659   $              1,698   $               1,326
   Net realized gains (losses).........................                73,892                 12,364                  10,426
   Change in unrealized gains (losses) on investments..              (71,225)                 40,361                     736
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 5,326                 54,423                  12,488
                                                         --------------------   --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                46,832                 70,644                  27,743
   Net transfers (including fixed account).............             (346,823)                  7,066                   (176)
   Policy charges......................................               (4,065)                (4,554)                 (4,103)
   Transfers for Policy benefits and terminations......                    --                (7,604)                      --
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................             (304,056)                 65,552                  23,464
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets.............             (298,730)                119,975                  35,952
NET ASSETS:
   Beginning of year...................................               338,550                218,575                 182,623
                                                         --------------------   --------------------   ---------------------
   End of year.........................................  $             39,820   $            338,550   $             218,575
                                                         ====================   ====================   =====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016


                                                                              MFS(R) VIT NEW DISCOVERY
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2018                   2017                   2016
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 --   $                 --   $                 --
   Net realized gains (losses).........................                 3,409                 42,002                  9,227
   Change in unrealized gains (losses) on investments..               (3,646)                  (961)                  7,467
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 (237)                 41,041                 16,694
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                    --                     --                     --
   Net transfers (including fixed account).............                    --                     --                     --
   Policy charges......................................               (1,137)                (6,131)                (6,581)
   Transfers for Policy benefits and terminations......                  (56)              (220,519)                   (38)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................               (1,193)              (226,650)                (6,619)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............               (1,430)              (185,609)                 10,075
NET ASSETS:
   Beginning of year...................................                20,796                206,405                196,330
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $             19,366   $             20,796   $            206,405
                                                         ====================   ====================   ====================

                                                                               MFS(R) VIT II HIGH YIELD
                                                                                       DIVISION
                                                         -------------------------------------------------------------------
                                                                 2018                    2017                   2016
                                                         --------------------    --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              8,422    $              9,827   $              9,347
   Net realized gains (losses).........................                 (212)                    (95)                  (220)
   Change in unrealized gains (losses) on investments..              (13,260)                   (254)                  9,158
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               (5,050)                   9,478                 18,285
                                                         --------------------    --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                    --                      --                     --
   Net transfers (including fixed account).............                     1                      --                      1
   Policy charges......................................               (2,599)                 (2,591)                (2,483)
   Transfers for Policy benefits and terminations......                    --                      --                     --
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................               (2,598)                 (2,591)                (2,482)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets.............               (7,648)                   6,887                 15,803
NET ASSETS:
   Beginning of year...................................               157,998                 151,111                135,308
                                                         --------------------    --------------------   --------------------
   End of year.........................................  $            150,350    $            157,998   $            151,111
                                                         ====================    ====================   ====================

                                                                       MORGAN STANLEY VIF EMERGING MARKETS DEBT
                                                                                       DIVISION
                                                         -------------------------------------------------------------------
                                                                 2018                    2017                   2016
                                                         ---------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              86,325   $             70,167   $             59,307
   Net realized gains (losses).........................               (84,029)                (7,471)               (12,131)
   Change in unrealized gains (losses) on investments..              (126,520)                 58,835                 45,652
                                                         ---------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              (124,224)                121,531                 92,828
                                                         ---------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                  2,171                  2,113                  3,052
   Net transfers (including fixed account).............              (498,022)                377,231                264,923
   Policy charges......................................               (27,590)               (24,084)               (19,895)
   Transfers for Policy benefits and terminations......                     --                     --                   (18)
                                                         ---------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................              (523,441)                355,260                248,062
                                                         ---------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............              (647,665)                476,791                340,890
NET ASSETS:
   Beginning of year...................................              1,733,616              1,256,825                915,935
                                                         ---------------------   --------------------   --------------------
   End of year.........................................  $           1,085,951   $          1,733,616   $          1,256,825
                                                         =====================   ====================   ====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016


                                                                    MORGAN STANLEY VIF EMERGING MARKETS EQUITY
                                                                                     DIVISION
                                                         -----------------------------------------------------------------
                                                                 2018                  2017                   2016
                                                         -------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            15,121   $             29,128   $             12,938
   Net realized gains (losses).........................               37,607                244,612               (37,991)
   Change in unrealized gains (losses) on investments..            (717,637)                807,706                171,862
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            (664,909)              1,081,446                146,809
                                                         -------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........               13,359                  9,120                  4,305
   Net transfers (including fixed account).............            1,946,865              (995,326)                831,692
   Policy charges......................................             (65,532)               (61,562)               (47,189)
   Transfers for Policy benefits and terminations......              (7,677)               (14,962)                  (296)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................            1,887,015            (1,062,730)                788,512
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............            1,222,106                 18,716                935,321
NET ASSETS:
   Beginning of year...................................            3,179,608              3,160,892              2,225,571
                                                         -------------------   --------------------   --------------------
   End of year.........................................  $         4,401,714   $          3,179,608   $          3,160,892
                                                         ===================   ====================   ====================

                                                                                PIMCO VIT ALL ASSET
                                                                                     DIVISION
                                                         -----------------------------------------------------------------
                                                                2018                   2017                   2016
                                                         -------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             4,773   $              6,628   $              3,261
   Net realized gains (losses).........................                (152)                  (130)                  (833)
   Change in unrealized gains (losses) on investments..             (12,773)                 11,089                 12,619
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              (8,152)                 17,587                 15,047
                                                         -------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                9,625                  9,625                  8,337
   Net transfers (including fixed account).............                    1                     --                     76
   Policy charges......................................              (7,430)                (7,019)                (7,013)
   Transfers for Policy benefits and terminations......                  (2)                     --                     --
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................                2,194                  2,606                  1,400
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............              (5,958)                 20,193                 16,447
NET ASSETS:
   Beginning of year...................................              146,396                126,203                109,756
                                                         -------------------   --------------------   --------------------
   End of year.........................................  $           140,438   $            146,396   $            126,203
                                                         ===================   ====================   ====================

                                                                     PIMCO VIT COMMODITYREALRETURN(R) STRATEGY
                                                                                     DIVISION
                                                         -----------------------------------------------------------------
                                                                 2018                  2017                   2016
                                                         -------------------    -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               503    $             1,293   $                111
   Net realized gains (losses).........................                (347)                (3,603)                  (957)
   Change in unrealized gains (losses) on investments..              (3,284)                  2,335                  2,262
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              (3,128)                     25                  1,416
                                                         -------------------    -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                1,968                  2,720                     --
   Net transfers (including fixed account).............               23,629                (6,206)                     --
   Policy charges......................................              (3,023)                (1,439)                (1,699)
   Transfers for Policy benefits and terminations......                (349)                     --                     --
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................               22,225                (4,925)                (1,699)
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets.............               19,097                (4,900)                  (283)
NET ASSETS:
   Beginning of year...................................                5,028                  9,928                 10,211
                                                         -------------------    -------------------   --------------------
   End of year.........................................  $            24,125    $             5,028   $              9,928
                                                         ===================    ===================   ====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016


                                                                               PIMCO VIT LOW DURATION
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2018                   2017                   2016
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             18,308   $             12,109   $             13,010
   Net realized gains (losses).........................                 (478)                  (327)                  (325)
   Change in unrealized gains (losses) on investments..              (14,452)                    386                  (271)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 3,378                 12,168                 12,414
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                 3,335                  3,335                  3,335
   Net transfers (including fixed account).............                47,033                 49,928                 48,327
   Policy charges......................................              (16,600)               (16,019)               (16,404)
   Transfers for Policy benefits and terminations......                    --                   (18)                   (14)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................                33,768                 37,226                 35,244
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............                37,146                 49,394                 47,658
NET ASSETS:
   Beginning of year...................................               921,976                872,582                824,924
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $            959,122   $            921,976   $            872,582
                                                         ====================   ====================   ====================

                                                                            PUTNAM VT INTERNATIONAL VALUE
                                                                                      DIVISION
                                                         ------------------------------------------------------------------
                                                                 2018                   2017                   2016
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                124   $                 86   $                122
   Net realized gains (losses).........................                    71                     45                  (165)
   Change in unrealized gains (losses) on investments..               (1,236)                  1,055                     58
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               (1,041)                  1,186                     15
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                 1,288                  1,288                     --
   Net transfers (including fixed account).............                    --                     --                      1
   Policy charges......................................               (1,333)                (1,208)                (1,450)
   Transfers for Policy benefits and terminations......                    --                     --                     --
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................                  (45)                     80                (1,449)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............               (1,086)                  1,266                (1,434)
NET ASSETS:
   Beginning of year...................................                 5,527                  4,261                  5,695
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $              4,441   $              5,527   $              4,261
                                                         ====================   ====================   ====================

                                                                                   ROYCE MICRO-CAP
                                                                                      DIVISION
                                                         -------------------------------------------------------------------
                                                                 2018                   2017                    2016
                                                         --------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 --   $                 73    $                 61
   Net realized gains (losses).........................                   486                  1,144                      71
   Change in unrealized gains (losses) on investments..               (1,513)                  (673)                   1,525
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               (1,027)                    544                   1,657
                                                         --------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners........                    58                     --                     939
   Net transfers (including fixed account).............                    42                     --                      --
   Policy charges......................................                  (91)                  (101)                    (81)
   Transfers for Policy benefits and terminations......                    --                     --                    (71)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions.......................                     9                  (101)                     787
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............               (1,018)                    443                   2,444
NET ASSETS:
   Beginning of year...................................                11,026                 10,583                   8,139
                                                         --------------------   --------------------    --------------------
   End of year.........................................  $             10,008   $             11,026    $             10,583
                                                         ====================   ====================    ====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016


                                                                                            ROYCE SMALL-CAP
                                                                                               DIVISION
                                                                 -------------------------------------------------------------------
                                                                         2018                    2017                   2016
                                                                 --------------------   ---------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...............................   $                116   $                 136   $              1,115
   Net realized gains (losses)................................                    155                (13,382)                  6,182
   Change in unrealized gains (losses) on investments.........                (1,492)                  13,095                  2,799
                                                                 --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations.......................................                (1,221)                   (151)                 10,096
                                                                 --------------------   ---------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from Policy owners...............                  1,110                  10,945                 21,194
   Net transfers (including fixed account)....................                     --                (62,685)                     --
   Policy charges.............................................                (1,358)                 (1,574)                (4,548)
   Transfers for Policy benefits and terminations.............                     --                    (96)               (12,165)
                                                                 --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from Policy transactions..............................                  (248)                (53,410)                  4,481
                                                                 --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets....................                (1,469)                (53,561)                 14,577
NET ASSETS:
   Beginning of year..........................................                 14,989                  68,550                 53,973
                                                                 --------------------   ---------------------   --------------------
   End of year................................................   $             13,520   $              14,989   $             68,550
                                                                 ====================   =====================   ====================

(a) Had no net assets at December 31, 2016.
(b) For the period January 1, 2018 to April 27, 2018.
(c) For the period April 29, 2016 to December 31, 2016.
(d) Commenced May 3, 2010 and began transactions in 2016.


 The accompanying notes are an integral part of these financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

              Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                           Page
                                                                          ------
Report of Independent Registered Public Accounting Firm..................      1
Financial Statements at December 31, 2018 and 2017 and for the Years
  Ended December 31, 2018, 2017 and 2016:
  Consolidated Balance Sheets............................................      3
  Consolidated Statements of Operations..................................      4
  Consolidated Statements of Comprehensive Income (Loss).................      5
  Consolidated Statements of Equity......................................      6
  Consolidated Statements of Cash Flows..................................      7
  Notes to the Consolidated Financial Statements.........................      9
     Note 1 -- Business, Basis of Presentation and Summary of
       Significant Accounting Policies...................................      9
     Note 2 -- Segment Information.......................................     27
     Note 3 -- Disposition...............................................     32
     Note 4 -- Insurance.................................................     32
     Note 5 -- Deferred Policy Acquisition Costs, Value of Business
       Acquired and Other Intangibles....................................     44
     Note 6 -- Reinsurance...............................................     47
     Note 7 -- Closed Block..............................................     54
     Note 8 -- Investments...............................................     56
     Note 9 -- Derivatives...............................................     78
     Note 10 -- Fair Value...............................................     91
     Note 11 -- Long-term and Short-term Debt............................    108
     Note 12 -- Equity...................................................    110
     Note 13 -- Other Revenues and Other Expenses........................    114
     Note 14 -- Employee Benefit Plans...................................    115
     Note 15 -- Income Tax...............................................    123
     Note 16 -- Contingencies, Commitments and Guarantees................    130
     Note 17 -- Quarterly Results of Operations (Unaudited)..............    137
     Note 18 -- Related Party Transactions...............................    137
Financial Statement Schedules at December 31, 2018 and 2017 and for
  the Years Ended December 31, 2018, 2017 and 2016:
  Schedule I -- Consolidated Summary of Investments -- Other Than
   Investments in Related Parties........................................    139
  Schedule III -- Consolidated Supplementary Insurance Information.......    140
  Schedule IV -- Consolidated Reinsurance................................    142

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the stockholder and the Board of Directors of Metropolitan Life Insurance Company

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Metropolitan Life Insurance Company and subsidiaries (the "Company") as of December 31, 2018 and 2017, the related consolidated statements of operations, comprehensive income (loss), equity, and cash flows for each of the three years in the period ended December 31, 2018, and the related notes and the schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
New York, New York
March 18, 2019

We have served as the Company's auditor since at least 1968; however, an earlier year could not be reliably determined.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2018 and 2017

                (In millions, except share and per share data)

                                                       2018           2017
                                                   -------------  -------------
Assets
Investments:
Fixed maturity securities available-for-sale, at
 estimated fair value (amortized cost: $155,175
 and $157,809, respectively)......................  $    159,073   $    170,272
Equity securities, at estimated fair value........           773          1,658
Mortgage loans (net of valuation allowances of
 $291 and $271, respectively; includes $210 and
 $0, respectively, relating to variable interest
 entities; includes $299 and $520, respectively,
 under the fair value option).....................        63,687         58,459
Policy loans......................................         6,061          6,006
Real estate and real estate joint ventures
 (includes $1,394 and $1,077, respectively,
 relating to variable interest entities; includes
 $0 and $25, respectively, of real estate
 held-for-sale)...................................         6,152          6,656
Other limited partnership interests...............         4,481          3,991
Short-term investments, principally at estimated
 fair value.......................................         1,506          3,155
Other invested assets (includes $113 and $131,
 respectively, relating to variable interest
 entities)........................................        15,690         14,911
                                                   -------------  -------------
  Total investments...............................       257,423        265,108
Cash and cash equivalents, principally at
 estimated fair value (includes $14 and $12,
 respectively, relating to variable interest
 entities)........................................         6,882          5,069
Accrued investment income (includes $1 and $0,
 respectively, relating to variable interest
 entities)........................................         2,050          2,042
Premiums, reinsurance and other receivables
 (includes $2 and $3, respectively, relating to
 variable interest entities)......................        21,829         22,098
Deferred policy acquisition costs and value of
 business acquired................................         4,117          4,348
Current income tax recoverable....................            --             64
Deferred income tax asset.........................            43             --
Other assets (includes $2 and $2, respectively,
 relating to variable interest entities)..........         3,723          4,741
Separate account assets...........................       110,850        130,825
                                                   -------------  -------------
  Total assets....................................  $    406,917   $    434,295
                                                   =============  =============
Liabilities and Equity
Liabilities
Future policy benefits............................  $    126,099   $    119,415
Policyholder account balances.....................        90,656         93,939
Other policy-related balances.....................         7,264          7,176
Policyholder dividends payable....................           494            499
Policyholder dividend obligation..................           428          2,121
Payables for collateral under securities loaned
 and other transactions...........................        18,472         19,871
Short-term debt...................................           129            243
Long-term debt (includes $5 and $6, respectively,
 at estimated fair value, relating to variable
 interest entities)...............................         1,567          1,667
Current income tax payable........................           611             --
Deferred income tax liability.....................            --          1,369
Other liabilities (includes $0 and $3,
 respectively, relating to variable interest
 entities)........................................        24,620         27,409
Separate account liabilities......................       110,850        130,825
                                                   -------------  -------------
  Total liabilities...............................       381,190        404,534
                                                   -------------  -------------
Contingencies, Commitments and Guarantees (Note
 16)
Equity
Metropolitan Life Insurance Company stockholder's
 equity:
Common stock, par value $0.01 per share;
 1,000,000,000 shares authorized; 494,466,664
 shares issued and outstanding....................             5              5
Additional paid-in capital........................        12,450         14,150
Retained earnings.................................         9,512         10,035
Accumulated other comprehensive income (loss).....         3,562          5,428
                                                   -------------  -------------
  Total Metropolitan Life Insurance Company
   stockholder's equity...........................        25,529         29,618
Noncontrolling interests..........................           198            143
                                                   -------------  -------------
  Total equity....................................        25,727         29,761
                                                   -------------  -------------
  Total liabilities and equity....................  $    406,917   $    434,295
                                                   =============  =============

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                       2018          2017          2016
                                                   ------------  ------------  ------------
Revenues
Premiums..........................................  $    26,613   $    22,925   $    22,393
Universal life and investment-type product policy
 fees.............................................        2,124         2,227         2,542
Net investment income.............................       10,919        10,513        11,083
Other revenues....................................        1,586         1,570         1,478
Net investment gains (losses):
Other-than-temporary impairments on fixed
 maturity securities available-for-sale...........          (23)           (7)          (87)
Other-than-temporary impairments on fixed
 maturity securities available-for-sale
 transferred to other comprehensive income (loss).           --             1           (10)
Other net investment gains (losses)...............          176           340           229
                                                   ------------  ------------  ------------
 Total net investment gains (losses)..............          153           334           132
Net derivative gains (losses).....................          766          (344)       (1,138)
                                                   ------------  ------------  ------------
 Total revenues...................................       42,161        37,225        36,490
                                                   ------------  ------------  ------------
Expenses
Policyholder benefits and claims..................       29,097        25,792        25,313
Interest credited to policyholder account balances        2,479         2,235         2,233
Policyholder dividends............................        1,085         1,097         1,200
Other expenses....................................        5,191         5,135         5,803
                                                   ------------  ------------  ------------
 Total expenses...................................       37,852        34,259        34,549
                                                   ------------  ------------  ------------
 Income (loss) before provision for income tax....        4,309         2,966         1,941
Provision for income tax expense (benefit)........          173          (561)          199
                                                   ------------  ------------  ------------
 Net income (loss)................................        4,136         3,527         1,742
Less: Net income (loss) attributable to
 noncontrolling interests.........................            6             2            (8)
                                                   ------------  ------------  ------------
 Net income (loss) attributable to Metropolitan
   Life Insurance Company.........................  $     4,130   $     3,525   $     1,750
                                                   ============  ============  ============

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                       2018         2017         2016
                                                   -----------  -----------  -----------
Net income (loss).................................  $    4,136   $    3,527   $    1,742
Other comprehensive income (loss):
Unrealized investment gains (losses), net of
 related offsets..................................      (6,318)       4,079          406
Unrealized gains (losses) on derivatives..........         346         (848)          36
Foreign currency translation adjustments..........         (20)          26           13
Defined benefit plans adjustment..................       2,409          129          217
                                                   -----------  -----------  -----------
 Other comprehensive income (loss), before income
   tax............................................      (3,583)       3,386          672
Income tax (expense) benefit related to items of
 other comprehensive income (loss)................         793       (1,077)        (238)
                                                   -----------  -----------  -----------
 Other comprehensive income (loss), net of income
   tax............................................      (2,790)       2,309          434
                                                   -----------  -----------  -----------
Comprehensive income (loss).......................       1,346        5,836        2,176
Less: Comprehensive income (loss) attributable to
 noncontrolling interest, net of income tax.......           6            2           (8)
                                                   -----------  -----------  -----------
 Comprehensive income (loss) attributable to
   Metropolitan Life Insurance Company............  $    1,340   $    5,834   $    2,184
                                                   ===========  ===========  ===========

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       Consolidated Statements of Equity
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                  Accumulated           Total
                                         Additional                  Other        Metropolitan Life
                                Common    Paid-in      Retained   Comprehensive   Insurance Company    Noncontrolling   Total
                                Stock     Capital     Earnings   Income (Loss)   Stockholder's Equity    Interests      Equity
                               -------- -----------  ----------  -------------- --------------------- --------------- ---------
Balance at December 31, 2015.. $      5 $    14,444  $   13,535    $    2,685      $       30,669        $     372    $  31,041
Capital contributions from
 MetLife, Inc.................                   10                                            10                            10
Returns of capital............                  (68)                                          (68)                          (68)
Excess tax benefits related
 to stock-based compensation..                   27                                            27                            27
Dividends paid to MetLife,
 Inc..........................                           (3,600)                           (3,600)                       (3,600)
Dividend of subsidiaries
 (Note 3).....................                           (2,652)                           (2,652)               2       (2,650)
Change in equity of
 noncontrolling interests.....                                                                 --             (176)        (176)
Net income (loss).............                            1,750                             1,750               (8)       1,742
Other comprehensive income
 (loss), net of income tax....                                            434                 434                           434
                               -------- -----------  ----------    ----------      --------------        ---------    ---------
Balance at December 31, 2016..        5      14,413       9,033         3,119              26,570              190       26,760
Capital contributions from
 MetLife, Inc.................                    6                                             6                             6
Returns of capital............                  (20)                                          (20)                          (20)
Purchase of operating joint
 venture interest from an
 affiliate (Note 8)...........                 (249)                                         (249)                         (249)
Dividends paid to MetLife,
 Inc..........................                           (2,523)                           (2,523)                       (2,523)
Change in equity of
 noncontrolling interests.....                                                                 --              (49)         (49)
Net income (loss).............                            3,525                             3,525                2        3,527
Other comprehensive income
 (loss), net of income tax....                                          2,309               2,309                         2,309
                               -------- -----------  ----------    ----------      --------------        ---------    ---------
Balance at December 31, 2017..        5      14,150      10,035         5,428              29,618              143       29,761
Cumulative effects of changes
 in accounting principles,
 net of income tax (Note 1)...                             (917)          924                   7                             7
                               -------- -----------  ----------    ----------      --------------        ---------    ---------
Balance at January 1, 2018....        5      14,150       9,118         6,352              29,625              143       29,768
Capital contributions from
 MetLife, Inc.................                   74                                            74                            74
Returns of capital............                   (2)                                           (2)                           (2)
Transfer of employee benefit
 plans to an affiliate (Note
 14)..........................               (1,772)                                       (1,772)                       (1,772)
Dividends paid to MetLife,
 Inc..........................                           (3,736)                           (3,736)                       (3,736)
Change in equity of
 noncontrolling interests.....                                                                 --               49           49
Net income (loss).............                            4,130                             4,130                6        4,136
Other comprehensive income
 (loss), net of income tax....                                         (2,790)             (2,790)                       (2,790)
                               -------- -----------  ----------    ----------      --------------        ---------    ---------
Balance at December 31, 2018.. $      5 $    12,450  $    9,512    $    3,562      $       25,529        $     198    $  25,727
                               ======== ===========  ==========    ==========      ==============        =========    =========

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                       2018            2017            2016
                                                  --------------  --------------  --------------
Cash flows from operating activities
Net income (loss)................................ $        4,136  $        3,527  $        1,742
Adjustments to reconcile net income (loss) to
 net cash provided by (used in) operating
 activities:
 Depreciation and amortization expenses..........            264             395             367
 Amortization of premiums and accretion of
  discounts associated with investments, net.....           (907)           (823)           (975)
 (Gains) losses on investments and from sales of
  businesses, net................................           (153)           (334)           (132)
 (Gains) losses on derivatives, net..............           (346)            900           1,865
 (Income) loss from equity method investments,
  net of dividends or distributions..............            375             314             483
 Interest credited to policyholder account
  balances.......................................          2,479           2,235           2,233
 Universal life and investment-type product
  policy fees....................................         (2,124)         (2,227)         (2,542)
 Change in fair value option and trading
  securities.....................................              3              17             406
 Change in accrued investment income.............             11             (40)             81
 Change in premiums, reinsurance and other
  receivables....................................           (309)            277          (2,606)
 Change in deferred policy acquisition costs and
  value of business acquired, net................            436             180             108
 Change in income tax............................            911          (2,200)           (438)
 Change in other assets..........................            947             309             701
 Change in insurance-related liabilities and
  policy-related balances........................          3,997           4,029           2,741
 Change in other liabilities.....................         (1,675)           (156)          1,731
 Other, net......................................            (19)            (49)             39
                                                  --------------  --------------  --------------
  Net cash provided by (used in) operating
    activities...................................          8,026           6,354           5,804
                                                  --------------  --------------  --------------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities available-for-sale....         67,609          53,984          74,985
 Equity securities...............................            135             831             859
 Mortgage loans..................................          8,908           8,810          11,286
 Real estate and real estate joint ventures......          1,131             955             762
 Other limited partnership interests.............            479             565             830
Purchases and originations of:
 Fixed maturity securities available-for-sale....        (61,109)        (55,973)        (72,414)
 Equity securities...............................           (161)           (607)           (771)
 Mortgage loans..................................        (13,968)        (10,680)        (16,039)
 Real estate and real estate joint ventures......           (463)           (885)         (1,390)
 Other limited partnership interests.............           (871)           (794)           (809)
Cash received in connection with freestanding
 derivatives.....................................          1,798           1,661           1,372
Cash paid in connection with freestanding
 derivatives.....................................         (2,258)         (2,688)         (2,451)
Net change in policy loans.......................            (55)            (61)             85
Net change in short-term investments.............          1,671           1,623             694
Net change in other invested assets..............            351            (177)           (434)
Net change in property, equipment and leasehold
 improvements....................................            209            (177)           (227)
Other, net.......................................              4              --              --
                                                  --------------  --------------  --------------
 Net cash provided by (used in) investing
  activities..................................... $        3,410  $       (3,613) $       (3,662)
                                                  --------------  --------------  --------------

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (continued)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                        2018             2017             2016
                                                  ---------------  ---------------  ---------------
Cash flows from financing activities
Policyholder account balances:
  Deposits....................................... $        74,550  $        70,258  $        64,962
  Withdrawals....................................         (78,746)         (70,215)         (61,252)
Net change in payables for collateral under
 securities loaned and other transactions........          (1,399)            (525)            (696)
Long-term debt issued............................              24              169               45
Long-term debt repaid............................            (109)             (92)             (58)
Financing element on certain derivative
 instruments and other derivative related
 transactions, net...............................            (149)            (300)            (321)
Dividend of subsidiaries.........................              --               --             (115)
Dividends paid to MetLife, Inc...................          (3,736)          (2,523)          (3,600)
Return of capital associated with the purchase
 of operating joint venture interest from an
 affiliate.......................................              --             (249)              --
Other, net.......................................             (54)              88              (44)
                                                  ---------------  ---------------  ---------------
  Net cash provided by (used in) financing
   activities....................................          (9,619)          (3,389)          (1,079)
                                                  ---------------  ---------------  ---------------
Effect of change in foreign currency exchange
 rates on cash and cash equivalents balances.....              (4)               3               --
                                                  ---------------  ---------------  ---------------
  Change in cash and cash equivalents............           1,813             (645)           1,063
Cash and cash equivalents, beginning of year.....           5,069            5,714            4,651
                                                  ---------------  ---------------  ---------------
  Cash and cash equivalents, end of year......... $         6,882  $         5,069  $         5,714
                                                  ===============  ===============  ===============
Supplemental disclosures of cash flow information
Net cash paid (received) for:
Interest......................................... $           107  $           105  $           114
                                                  ===============  ===============  ===============
Income tax....................................... $           483  $         1,693  $           819
                                                  ===============  ===============  ===============
Non-cash transactions
Capital contributions from MetLife, Inc.......... $            74  $             6  $            10
                                                  ===============  ===============  ===============
Returns of capital............................... $            --  $            15  $            --
                                                  ===============  ===============  ===============
Transfer of employee benefit plans to an
 affiliate (Note 14)............................. $         1,772  $            --  $            --
                                                  ===============  ===============  ===============
Fixed maturity securities available-for-sale
 received in connection with pension risk
 transfer transactions........................... $         3,016  $            --  $           985
                                                  ===============  ===============  ===============
Transfer of fixed maturity securities
 available-for-sale from affiliates.............. $            --  $           292  $           367
                                                  ===============  ===============  ===============
Transfer of fixed maturity securities
 available-for-sale to affiliates................ $            --  $            --  $         3,940
                                                  ===============  ===============  ===============
Transfer of mortgage loans to affiliates......... $            --  $            --  $           626
                                                  ===============  ===============  ===============
Deconsolidation of real estate investment
 vehicles:
  Reduction of real estate and real estate joint
   ventures...................................... $            --  $            --  $           354
                                                  ===============  ===============  ===============
  Reduction of noncontrolling interests.......... $            --  $            --  $           354
                                                  ===============  ===============  ===============
Disposal of subsidiaries:
Assets disposed.................................. $            --  $            --  $        27,476
Liabilities disposed.............................              --               --          (24,572)
                                                  ---------------  ---------------  ---------------
  Net assets disposed............................              --               --            2,904
Cash disposed....................................              --               --             (115)
Dividend of interests in subsidiaries............              --               --           (2,789)
                                                  ---------------  ---------------  ---------------
  Loss on dividend of interests in subsidiaries.. $            --  $            --  $            --
                                                  ===============  ===============  ===============

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  Metropolitan Life Insurance Company and its subsidiaries (collectively, "MLIC" or the "Company") is a provider of insurance, annuities, employee benefits and asset management and is organized into two segments: U.S. and MetLife Holdings. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife").

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

  Consolidation

    The accompanying consolidated financial statements include the accounts of Metropolitan Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

    Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  Separate Accounts

    Separate accounts are established in conformity with insurance laws. Generally, the assets of the separate accounts cannot be used to settle the liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

  .   such separate accounts are legally recognized;

  . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

  .   investments are directed by the contractholder; and

  . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

    The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line on the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

    The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees on the statements of operations.

  Reclassifications

    Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform to the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Summary of Significant Accounting Policies

  The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

---------------------------------------------------------------------------------------------
Accounting Policy                                                                        Note
---------------------------------------------------------------------------------------------
Insurance                                                                               4
---------------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles     5
---------------------------------------------------------------------------------------------
Reinsurance                                                                             6
---------------------------------------------------------------------------------------------
Investments                                                                             8
---------------------------------------------------------------------------------------------
Derivatives                                                                             9
---------------------------------------------------------------------------------------------
Fair Value                                                                              10
---------------------------------------------------------------------------------------------
Employee Benefit Plans                                                                  14
---------------------------------------------------------------------------------------------
Income Tax                                                                              15
---------------------------------------------------------------------------------------------
Litigation Contingencies                                                                16
---------------------------------------------------------------------------------------------

  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid, reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long-duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

     Premium deficiency reserves may also be established for short-duration contracts to provide for expected future losses. These reserves are based on actuarial estimates of the amount of loss inherent in that period, including losses incurred for which claims have not been reported. The provisions for unreported claims are calculated using studies that measure the historical length of time between the incurred date of a claim and its eventual reporting to the Company. Anticipated investment income is considered in the calculation of premium deficiency losses for short-duration contracts.

     Liabilities for universal and variable life policies with secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the life of the contract based on total expected assessments. The assumptions used in estimating the secondary and paid-up guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the S&P Global Ratings ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

     Policyholder account balances relate to contracts or contract features where the Company has no significant insurance risk.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     The Company issues directly and assumes through reinsurance variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit adjusted for withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of a specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or
   (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

     Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs"), elective annuitizations of guaranteed minimum income benefits ("GMIBs") and the life contingent portion of GMIBs that require annuitization when the account balance goes to zero.

     Guarantees accounted for as embedded derivatives in policyholder account balances include guaranteed minimum accumulation benefits ("GMABs"), the non-life contingent portion of GMWBs and certain non-life contingent portions of GMIBs. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

   Other Policy-Related Balances

     Other policy-related balances include policy and contract claims, premiums received in advance, unearned revenue liabilities, obligations assumed under structured settlement assignments, policyholder dividends due and unpaid, and policyholder dividends left on deposit.

     The liability for policy and contract claims generally relates to incurred but not reported ("IBNR") death, disability, long-term care and dental claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of IBNR claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premiums received in advance and applies the cash received to premiums when due.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits and margins, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

     See Note 4 for additional information on obligations assumed under structured settlement assignments.

   Recognition of Insurance Revenues and Deposits

     Premiums related to traditional life and annuity contracts with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to short-duration non-medical health, disability and accident & health contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related policyholder account balances.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     All revenues and expenses are presented net of reinsurance, as applicable.

  Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

    The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

  .   incremental direct costs of contract acquisition, such as commissions;

  . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and

  . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

    All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

    Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

    DAC and VOBA are amortized as follows:

 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 ------------------------------------------------------------------------------
 . Nonparticipating and                   Actual and expected future gross
   non-dividend-paying traditional        premiums.
   contracts:
  .  Term insurance
  .  Nonparticipating whole life
     insurance
  .  Traditional group life insurance
  .  Non-medical health insurance
 ------------------------------------------------------------------------------
 . Participating, dividend-paying         Actual and expected future gross
   traditional contracts                  margins.
 ------------------------------------------------------------------------------
 . Fixed and variable universal life      Actual and expected future gross
   contracts                              profits.
 . Fixed and variable deferred annuity
   contracts

    See Note 5 for additional information on DAC and VOBA amortization. Amortization of DAC and VOBA is included in other expenses.

    The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated on the financial statements for reporting purposes.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

    Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

  Reinsurance

    For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

    For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity, and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception, and as policyholder benefits and claims when there is a loss at inception and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums; and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

    For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums. Unearned premiums are reflected as a component of premiums, reinsurance and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of insurance protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of the related insurance liabilities ceded (assumed) are recognized immediately as a loss and are reported in the appropriate line item within the statement of operations. Any gain on such retroactive agreement is deferred and is amortized as part of DAC, primarily using the recovery method.

    Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

    Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses). Certain assumed GMWB, GMAB and GMIB are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

    If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

  Investments

   Net Investment Income and Net Investment Gains (Losses)

     Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity Securities

     The majority of the Company's fixed maturity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Sales of securities are determined on a specific identification basis.

     Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premium and accretion of discount, and is based on the estimated economic life of the securities, which for mortgage-backed and asset-backed securities considers the estimated timing and amount of prepayments of the underlying loans. See Note 8 "-- Fixed Maturity Securities AFS -- Methodology for Amortization of Premium and Accretion of Discount on Structured Securities." The amortization of premium and accretion of discount also takes into consideration call and maturity dates.

     The Company periodically evaluates these securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 8 "-- Fixed Maturity Securities AFS -- Evaluation of Fixed Maturity Securities AFS for OTTI and Evaluating Temporarily Impaired Fixed Maturity Securities AFS."

     For securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings within net investment gains (losses) when it is anticipated that the amortized cost will not be recovered. When either: (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Equity Securities

     Equity securities are reported at their estimated fair value, with changes in estimated fair value included in net investment gains (losses). Sales of securities are determined on a specific identification basis. Dividends are recognized in net investment income when declared.

   Mortgage Loans

     The Company disaggregates its mortgage loan investments into three portfolio segments: commercial, agricultural and residential. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 8.

     Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premium and accretion of discount.

     Also included in mortgage loans are residential mortgage loans for which the fair value option ("FVO") was elected and which are stated at estimated fair value. Changes in estimated fair value are recognized in net investment income.

   Policy Loans

     Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

   Real Estate

     Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

     Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

   Real Estate Joint Ventures and Other Limited Partnership Interests

     The Company uses the equity method of accounting for real estate joint ventures and other limited partnership interests ("investee") when it has more than a minor ownership interest or more than a minor influence over the investee's operations. The Company generally recognizes its share of the investee's earnings in net investment income on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

     The Company accounts for its interest in real estate joint ventures and other limited partnership interests in which it has virtually no influence over the investee's operations at fair value. Changes in estimated fair value of these investments are included in net investment gains (losses). Because of the nature and structure of these investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

     The Company routinely evaluates its equity method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Short-term Investments

     Short-term investments include highly liquid securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase. Securities included within short-term investments are stated at estimated fair value, while other investments included within short-term investments are stated at amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

   Other Invested Assets

      Other invested assets consist principally of the following:

   . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.

   . Tax credit and renewable energy partnerships which derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method. See
      Note 15.

   . Affiliated investments include affiliated loans and affiliated preferred stock. Affiliated loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount. Interest income is recognized using an effective yield method giving effect to amortization of premium and accretion of discount. Affiliated preferred stock is stated at cost. Dividends are recognized in net investment income when declared.

   . Annuities funding structured settlement claims represent annuities funding claims assumed by the Company in its capacity as a structured settlements assignment company. The annuities are stated at their contract value, which represents the present value of the future periodic claim payments to be provided. The net investment income recognized reflects the amortization of discount of the annuity at its implied effective interest rate. See Note 4.

   . Leveraged leases net investment is equal to the minimum lease payments plus the unguaranteed residual value, less the unearned income, and is recorded net of non-recourse debt. Income is determined by applying the leveraged lease's estimated rate of return to the net investment in the lease in those periods in which the net investment at the beginning of the period is positive. Leveraged leases derive investment returns in part from their income tax treatment. The Company regularly reviews residual values for impairment.

   . Investments in Federal Home Loan Bank ("FHLB") common stock are carried at redemption value and are considered restricted investments until redeemed by the respective FHLB regional banks ("FHLBanks").

   . Investment in an operating joint venture that engages in insurance underwriting activities accounted for under the equity method.

   . Fair value option securities ("FVO Securities") are primarily investments in fixed maturity securities held-for-investment that are managed on a total return basis where the FVO has been elected, with changes in estimated fair value, included in net investment income.

   . Direct financing leases net investment is equal to the minimum lease payments plus the unguaranteed residual value, less unearned income. Income is determined by applying the pre-tax internal rate of return to the investment balance. The Company regularly reviews lease receivables for impairment.

   . Funds withheld represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.

   Securities Lending and Repurchase Agreements

     The Company accounts for securities lending transactions and repurchase agreements as financing arrangements and the associated liability is recorded at the amount of cash received. Income and expenses associated with securities lending transactions and repurchase agreements are reported as investment income and investment expense, respectively, within net investment income.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Securities Lending

     The Company enters into securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. Securities loaned under such transactions may be sold or re-pledged by the transferee. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the Company's financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan.

   Repurchase Agreements

     The Company participates in short-term repurchase agreements with unaffiliated financial institutions. Under these agreements, the Company lends fixed maturity securities and receives cash as collateral in an amount generally equal to 95% to 100% of the estimated fair value of the securities loaned at the inception of the transaction. The Company monitors the estimated fair value of the collateral and the securities loaned throughout the duration of the transaction and additional collateral is obtained as necessary. Securities loaned under such transactions may be sold or re-pledged by the transferee.

  Derivatives

   Freestanding Derivatives

     Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

     Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivative's carrying value in other invested assets or other liabilities.

      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

Statement of Operations Presentation:  Derivative:
-----------------------------------------------------------------------------------------------------------
Policyholder benefits and claims       Economic hedges of variable annuity guarantees included in future policy benefits
-----------------------------------------------------------------------------------------------------------
Net investment income                  Economic hedges of equity method investments in joint ventures
                                       All derivatives held in relation to trading portfolios
-----------------------------------------------------------------------------------------------------------

   Hedge Accounting

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

  . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) - in net derivative gains (losses), consistent with the change in estimated fair value of the hedged item attributable to the designated risk being hedged.

  . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) - effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

     The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported on the statement of operations within interest income or interest expense to match the location of the hedged item.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   Embedded Derivatives

      The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

     Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Fair Value

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

    Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such unadjusted quoted prices are not available, estimated fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management's judgment are used to determine the estimated fair value of assets and liabilities.

  Employee Benefit Plans

    Through September 30, 2018, the Company sponsored and/or administered various qualified and nonqualified defined benefit pension plans and other postretirement employee benefit plans covering eligible employees who meet specified eligibility requirements of the sponsor and its participating affiliates. A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

    As of October 1, 2018, except for the nonqualified defined pension plan, the plan sponsor was changed from the Company to an affiliate. Following such change, the Company remains a participating affiliate in these plans. Accordingly, beginning October 1, 2018, the Company's obligation and expense related to such plans is limited to the amount of associated expense allocated to it as a participating affiliate.

    The Company recognizes the funded status of each of its defined benefit pension and other postretirement benefit plans, measured as the difference between the fair value of plan assets and the benefit obligation, which is the projected benefit obligation ("PBO") for pension benefits and the accumulated postretirement benefit obligation ("APBO") for other postretirement benefits in other assets or other liabilities.

    Actuarial gains and losses result from differences between the actual experience and the assumed experience on plan assets or PBO during a particular period and are recorded in accumulated OCI ("AOCI"). To the extent such gains and losses exceed 10% of the greater of the PBO or the estimated fair value of plan assets, the excess is amortized into net periodic benefit costs, generally over the average projected future service years of the active employees. In addition, prior service costs (credit) are recognized in AOCI at the time of the amendment and then amortized to net periodic benefit costs over the average projected future service years of the active employees.

    Net periodic benefit costs are determined using management's estimates and actuarial assumptions and are comprised of service cost, interest cost, settlement and curtailment costs, expected return on plan assets, amortization of net actuarial (gains) losses, and amortization of prior service costs (credit). Fair value is used to determine the expected return on plan assets.

    Through September 30, 2018, the Company also sponsored defined contribution plans for substantially all employees under which a portion of employee contributions is matched. Applicable matching contributions were made each payroll period. Accordingly, the Company recognized compensation cost for current matching contributions. As of October 1, 2018, except for the nonqualified defined contribution plan, the plan sponsor was changed from the Company to an affiliate.

    See Note 14 for information on the plan sponsor change.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Income Tax

    Metropolitan Life Insurance Company and its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life insurance and non-life insurance federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to Metropolitan Life Insurance Company and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes, e.g., net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If Metropolitan Life Insurance Company or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by Metropolitan Life Insurance Company and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if Metropolitan Life Insurance Company or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

    The Company's accounting for income taxes represents management's best estimate of various events and transactions.

    Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

    The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established against deferred tax assets when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

  . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

  .   the jurisdiction in which the deferred tax asset was generated;

  . the length of time that carryforward can be utilized in the various taxing jurisdictions;

  . future taxable income exclusive of reversing temporary differences and carryforwards;

  .   future reversals of existing taxable temporary differences;

  .   taxable income in prior carryback years; and

  .   tax planning strategies.

    The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

    The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

    The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

    On December 22, 2017, President Trump signed into law H.R. 1, commonly referred to as the Tax Cuts and Jobs Act of 2017 ("U.S. Tax Reform"). See
  Note 15 for additional information on U.S. Tax Reform and related Staff Accounting Bulletin ("SAB") 118 provisional amounts.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Litigation Contingencies

    The Company is a defendant in a large number of litigation matters and is involved in a number of regulatory investigations. Given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Except as otherwise disclosed in Note 16, legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's consolidated financial statements.

  Other Accounting Policies

   Stock-Based Compensation

     The Company recognizes stock-based compensation on its consolidated results of operations based on MetLife, Inc.'s allocation. MetLife, Inc. applies the accounting policies described below to determine those expenses.

     MetLife, Inc. grants certain employees stock-based compensation awards under various plans that are subject to specific vesting conditions. MetLife, Inc. measures the cost of all stock-based transactions at fair value at the grant date and recognizes it over the period during which a grantee must provide services in exchange for the award. MetLife, Inc. remeasures performance shares and cash-payable awards quarterly. Employees who meet certain age-and-service criteria receive payment or may exercise their awards regardless of ending employment. However, the award's payment or exercisability takes place at the originally-scheduled time, i.e., is not accelerated. As a result, the award does not require the employee to provide any substantive service after attaining those age-and-service criteria. Accordingly, MetLife, Inc. recognizes compensation expense related to stock-based awards from the beginning of the vesting to the earlier of the end of the vesting period or the date the employee attains the age-and-service criteria. MetLife, Inc. incorporates an estimation of future forfeitures of stock-based awards into the determination of compensation expense when recognizing expense over the requisite service period.

   Cash and Cash Equivalents

     The Company considers highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Securities included within cash equivalents are stated at estimated fair value, while other investments included within cash equivalents are stated at amortized cost, which approximates estimated fair value.

   Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. The estimated life is generally 40 years for company occupied real estate property, from one to 25 years for leasehold improvements, and from three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $926 million and $1.2 billion at December 31, 2018 and 2017, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $572 million and $614 million at December 31, 2018 and 2017, respectively. Related depreciation and amortization expense was $81 million, $124 million and $139 million for the years ended December 31, 2018, 2017 and 2016, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $1.3 billion and $1.7 billion at December 31, 2018 and 2017, respectively. Accumulated amortization of capitalized software was $1.3 billion at both December 31, 2018 and 2017. Related amortization expense was $90 million, $164 million and $132 million for the years ended December 31, 2018, 2017 and 2016, respectively.

     During the year ended December 31, 2018, the Company sold to an affiliate certain property, equipment, leasehold improvements and computer software at carrying value for a total of $785 million.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Other Revenues

     Other revenues primarily include, in addition to items described elsewhere herein, fees related to service contracts from customers related to prepaid legal plans, administrative services-only ("ASO") contracts, and recordkeeping and related services. Substantially all of the revenue from the services is recognized over time as the applicable services are provided or are made available to the customers. The revenue recognized includes variable consideration to the extent it is probable that a significant reversal will not occur. In addition to the service fees, other revenues also include certain stable value fees and reinsurance ceded. These fees are recognized as earned.

   Policyholder Dividends

     Policyholder dividends are approved annually by Metropolitan Life Insurance Company's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by Metropolitan Life Insurance Company.

   Foreign Currency

     Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and revenues and expenses are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

   Goodwill

     Goodwill, which is included in other assets, represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

     The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

     The Company tests goodwill for impairment by either performing a qualitative assessment or a quantitative test. The qualitative assessment is an assessment of historical information and relevant events and circumstances to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. The Company may elect not to perform the qualitative assessment for some or all of its reporting units and perform a quantitative impairment test. In performing the quantitative impairment test, the Company may determine the fair values of its reporting units by applying a market multiple, discounted cash flow, and/or an actuarial based valuation approach.
     For the 2018 annual goodwill impairment tests, the Company concluded that goodwill was not impaired. The goodwill balance was $70 million in the U.S. segment and $31 million in the MetLife Holdings segment, at both
   December 31, 2018 and 2017.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Recent Accounting Pronouncements

  Changes to GAAP are established by the Financial Accounting Standards Board ("FASB") in the form of accounting standards updates ("ASUs") to the FASB Accounting Standards Codification. The Company considers the applicability and impact of all ASUs. The following tables provide a description of new ASUs issued by the FASB and the impact of the adoption on the Company's consolidated financial statements.

  Adoption of New Accounting Pronouncements

    Except as noted below, the ASUs adopted by the Company effective January 1, 2018 did not have a material impact on its consolidated financial statements.

               Standard                                        Description                         Effective Date and
                                                                                                   Method of Adoption
------------------------------------------------------------------------------------------------------------------------
ASU 2018-02, Income                      The new guidance allows a reclassification of AOCI       January 1, 2018, the
Statement--Reporting Comprehensive       to retained earnings for stranded tax effects resulting  Company applied the
Income (Topic 220): Reclassification of  from the U.S. Tax Reform. Due to the change in           ASU in the period of
Certain Tax Effects from Accumulated     corporate tax rates resulting from the U.S. Tax          adoption.
Other Comprehensive Income               Reform, the Company reported stranded tax effects
                                         in AOCI related to unrealized gains and losses on
                                         AFS securities, cumulative foreign translation
                                         adjustments and deferred costs on pension benefit
                                         plans.
------------------------------------------------------------------------------------------------------------------------
ASU 2016-01, Financial Instruments --    The new guidance changed the previous accounting         January 1, 2018, the
Overall (Subtopic 825-10): Recognition   guidance related to (i) the classification and           Company adopted,
and Measurement of Financial Assets and  measurement of certain equity investments, (ii) the      using a modified
Financial Liabilities, as clarified and  presentation of changes in the fair value of financial   retrospective
amended by ASU 2018-03, Technical        liabilities measured under the FVO that are due to       approach.
Corrections and Improvements to          instrument-specific credit risk, and (iii) certain
Financial Instruments-Overall (Subtopic  disclosures associated with the fair value of financial
825-10): Recognition and Measurement of  instruments. There is no longer a requirement to
Financial Assets and Financial           assess equity securities for impairment since such
Liabilities.                             securities are now measured at fair value through net
                                         income. Additionally, there is no longer a
                                         requirement to assess equity securities for embedded
                                         derivatives requiring bifurcation.
------------------------------------------------------------------------------------------------------------------------
ASU 2014-09, Revenue from Contracts      The new guidance supersedes nearly all existing          January 1, 2018, the
with Customers (Topic 606)               revenue recognition guidance under GAAP.                 Company adopted,
                                         However, it does not impact the accounting for           using a modified
                                         insurance and investment contracts within the scope      retrospective
                                         of FASB Accounting Standard Codification Topic           approach.
                                         944, Financial Services - Insurance, leases, financial
                                         instruments and certain guarantees. For those
                                         contracts that are impacted, the new guidance
                                         requires an entity to recognize revenue upon the
                                         transfer of promised goods or services to customers
                                         in an amount that reflects the consideration to which
                                         the entity expects to be entitled, in exchange for
                                         those goods or services.

               Standard                         Impact on Financial Statements

--------------------------------------------------------------------------------------
ASU 2018-02, Income                      The adoption of this guidance resulted in
Statement--Reporting Comprehensive       the release of stranded tax effects in AOCI
Income (Topic 220): Reclassification of  resulting from the U.S. Tax Reform by
Certain Tax Effects from Accumulated     decreasing retained earnings as of
Other Comprehensive Income               January 1, 2018 by $1.0 billion with a
                                         corresponding increase to AOCI. The
                                         Company's accounting policy for the
                                         release of stranded tax effects in AOCI is
                                         on an aggregate portfolio basis.
--------------------------------------------------------------------------------------
ASU 2016-01, Financial Instruments --    The adoption of this guidance resulted in a
Overall (Subtopic 825-10): Recognition   $101 million, net of income tax, increase to
and Measurement of Financial Assets and  retained earnings largely offset by a
Financial Liabilities, as clarified and  decrease to AOCI that was primarily
amended by ASU 2018-03, Technical        attributable to $925 million of equity
Corrections and Improvements to          securities previously classified and
Financial Instruments-Overall (Subtopic  measured as equity securities AFS. The
825-10): Recognition and Measurement of  Company has included the required
Financial Assets and Financial           disclosures related to equity securities AFS
Liabilities.                             within Note 8.



--------------------------------------------------------------------------------------
ASU 2014-09, Revenue from Contracts      The adoption of the guidance did not have
with Customers (Topic 606)               a material impact on the Company's
                                         consolidated financial statements other
                                         than expanded disclosures in Note 13.










Other

  Effective January 16, 2018, the London Clearing House ("LCH") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments impacted the accounting treatment of the Company's centrally cleared derivatives, for which the LCH serves as the central clearing party. As of the effective date, the application of the amended rulebook reduced gross derivative assets by $2 million, gross derivative liabilities by $182 million, accrued investment income by $4 million, and collateral receivables recorded within premiums, reinsurance and other receivables by $176 million.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Effective January 3, 2017, the Chicago Mercantile Exchange ("CME") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments impacted the accounting treatment of the Company's centrally cleared derivatives for which the CME serves as the central clearing party. As of the effective date, the application of the amended rulebook reduced gross derivative assets by $751 million, gross derivative liabilities by $603 million, accrued investment income by $55 million, accrued investment expense recorded within other liabilities by $10 million, collateral receivables recorded within premiums, reinsurance and other receivables by $226 million, and collateral payables recorded within payables for collateral under securities loaned and other transactions by $419 million.

Future Adoption of New Accounting Pronouncements

  ASUs not listed below were assessed and either determined to be not applicable or are not expected to have a material impact on the Company's consolidated financial statements. ASUs issued but not yet adopted as of December 31, 2018 that are being assessed and may or may not have a material impact on the Company's consolidated financial statements are summarized in the table below.

                                                                                          Effective Date and
         Standard                                  Description                            Method of Adoption
-----------------------------------------------------------------------------------------------------------------
ASU 2018-17,                The new guidance provides that indirect interests held     January 1, 2020, to be
Consolidation (Topic 810):  through related parties in common control arrangements     applied retrospectively
Targeted Improvements to    should be considered on a proportional basis for           with a cumulative
Related Party Guidance for  determining whether fees paid to decisionmakers and        effect adjustment to
Variable Interest Entities  service providers are variable interests.                  retained earnings at the
                                                                                       beginning of the
                                                                                       earliest period
                                                                                       presented.
-----------------------------------------------------------------------------------------------------------------
ASU 2018-16, Derivatives    The new guidance permits the use of the overnight index    January 1, 2019, to be
and Hedging (Topic 815):    swap rate based on the SOFR as a U.S. benchmark            applied prospectively
Inclusion of the Secured    interest rate for hedge accounting purposes under Topic    for qualifying new or
Overnight Financing Rate    815.                                                       redesignated hedging
(SOFR) Overnight Index                                                                 relationships entered
Swap (OIS) Rate as a                                                                   into after January 1,
Benchmark Interest Rate                                                                2019.
for Hedge Accounting
Purposes
-----------------------------------------------------------------------------------------------------------------
ASU 2018-15,                The new guidance requires a customer in a cloud            January 1, 2020. The
Intangibles--Goodwill and   computing arrangement that is a service contract to        new guidance can be
Other--Internal-Use         follow the internal-use software guidance to determine     applied either
Software (Subtopic          which implementation costs to capitalize as an asset and   prospectively to
350-40): Customer's         which costs to expense as incurred. Implementation costs   eligible costs incurred
Accounting for              that are capitalized under the new guidance are required   on or after the
Implementation Costs        to be amortized over the term of the hosting arrangement,  guidance is first
Incurred in a Cloud         beginning when the module or component of the hosting      applied, or
Computing Arrangement       arrangement is ready for its intended use.                 retrospectively to all
That Is a Service Contract                                                             periods presented.
-----------------------------------------------------------------------------------------------------------------
ASU 2018-14,                The new guidance removes certain disclosures that no       December 31, 2020, to
Compensation--Retirement    longer are considered cost beneficial, clarifies the       be applied on a
Benefits--Defined Benefit   specific requirements of disclosures, and adds disclosure  retrospective basis to
Plans--General (Subtopic    requirements identified as relevant for employers that     all periods presented
715-20): Disclosure         sponsor defined benefit pension or other postretirement    (with early adoption
Framework--Changes to       plans.                                                     permitted).
the Disclosure
Requirements for Defined
Benefit Plans

         Standard              Impact on Financial Statements
------------------------------------------------------------------
ASU 2018-17,                The Company does not expect the
Consolidation (Topic 810):  adoption to have a material impact
Targeted Improvements to    on its consolidated financial
Related Party Guidance for  statements.
Variable Interest Entities



------------------------------------------------------------------
ASU 2018-16, Derivatives    The Company does not expect the
and Hedging (Topic 815):    adoption to have a material impact
Inclusion of the Secured    on its consolidated financial
Overnight Financing Rate    statements.
(SOFR) Overnight Index
Swap (OIS) Rate as a
Benchmark Interest Rate
for Hedge Accounting
Purposes
------------------------------------------------------------------
ASU 2018-15,                The Company is currently evaluating
Intangibles--Goodwill and   the impact of the new guidance on its
Other--Internal-Use         consolidated financial statements.
Software (Subtopic
350-40): Customer's
Accounting for
Implementation Costs
Incurred in a Cloud
Computing Arrangement
That Is a Service Contract
------------------------------------------------------------------
ASU 2018-14,                The Company is currently evaluating
Compensation--Retirement    the impact of the new guidance on its
Benefits--Defined Benefit   consolidated financial statements.
Plans--General (Subtopic
715-20): Disclosure
Framework--Changes to
the Disclosure
Requirements for Defined
Benefit Plans

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

                                                                                            Effective Date and
         Standard                                   Description                             Method of Adoption
-------------------------------------------------------------------------------------------------------------------
ASU 2018-13, Fair Value     The new guidance modifies the disclosure requirements        January 1, 2020.
Measurement (Topic 820):    on fair value by removing some requirements, modifying       Amendments related to
Disclosure Framework--      others, adding changes in unrealized gains and losses        changes in unrealized
Changes to the Disclosure   included in OCI for recurring Level 3 fair value             gains and losses, the
Requirements for Fair       measurements, and under certain circumstances,               range and weighted
Value Measurement           providing the option to disclose certain other quantitative  average of significant
                            information with respect to significant unobservable         unobservable inputs
                            inputs in lieu of a weighted average.                        used to develop
                                                                                         Level 3 fair value
                                                                                         measurements, and the
                                                                                         narrative description of
                                                                                         measurement
                                                                                         uncertainty should be
                                                                                         applied prospectively.
                                                                                         All other amendments
                                                                                         should be applied
                                                                                         retrospectively.
-------------------------------------------------------------------------------------------------------------------
ASU 2018-12, Financial      The new guidance (i) prescribes the discount rate to be      January 1, 2021, to be
Services--Insurance (Topic  used in measuring the liability for future policy benefits   applied retrospectively
944): Targeted              for traditional and limited payment long-duration            to January 1, 2019
Improvements to the         contracts, and requires assumptions for those liability      (with early adoption
Accounting for Long-        valuations to be updated after contract inception,           permitted).
Duration Contracts          (ii) requires more market-based product guarantees on
                            certain separate account and other account balance long-
                            duration contracts to be accounted for at fair value,
                            (iii) simplifies the amortization of DAC for virtually all long-duration contracts, and (iv) introduces certain
                            financial statement presentation requirements, as well as
                            significant additional quantitative and qualitative
                            disclosures.
-------------------------------------------------------------------------------------------------------------------
ASU 2017-12, Derivatives    The new guidance simplifies the application of hedge         January 1, 2019, to be
and Hedging (Topic 815):    accounting in certain situations and amends the hedge        applied on a modified
Targeted Improvements to    accounting model to enable entities to better portray the    retrospective basis
Accounting for Hedging      economics of their risk management activities in their       through a cumulative
Activities                  financial statements.                                        effect adjustment to
                                                                                         retained earnings.






-------------------------------------------------------------------------------------------------------------------
ASU 2017-08, Receivables    The new guidance shortens the amortization period for        January 1, 2019, to be
--Nonrefundable Fees and    certain callable debt securities held at a premium and       applied on a modified
Other Costs                 requires the premium to be amortized to the earliest call    retrospective basis
(Subtopic 310-20),          date. However, the new guidance does not require an          through a cumulative
Premium Amortization on     accounting change for securities held at a discount whose    effect adjustment to
Purchased Callable Debt     discount continues to be amortized to maturity.              retained earnings.
Securities
-------------------------------------------------------------------------------------------------------------------
ASU 2017-04,                The new guidance simplifies the current two-step             January 1, 2020, to be
Intangibles--Goodwill and   goodwill impairment test by eliminating Step 2 of the        applied on a
Other (Topic 350):          test. The new guidance requires a one-step impairment        prospective basis.
Simplifying the Test for    test in which an entity compares the fair value of a         Early adoption is
Goodwill Impairment         reporting unit with its carrying amount and recognizes an    permitted for interim
                            impairment charge for the amount by which the carrying       or annual goodwill
                            amount exceeds the reporting unit's fair value, if any.      impairment tests
                                                                                         performed on testing
                                                                                         dates after January 1,
                                                                                         2017.

         Standard               Impact on Financial Statements
-------------------------------------------------------------------
ASU 2018-13, Fair Value     As of December 31, 2018, the
Measurement (Topic 820):    Company early adopted the
Disclosure Framework--      provisions of the guidance that
Changes to the Disclosure   removed the requirements relating to
Requirements for Fair       transfers between fair value
Value Measurement           hierarchy levels and certain
                            disclosures about valuation processes
                            for Level 3 fair value measurements.
                            The Company will adopt the
                            remainder of the new guidance at the
                            effective date, and is currently
                            evaluating the impact of those
                            changes on its consolidated financial
                            statements.



-------------------------------------------------------------------
ASU 2018-12, Financial      The Company has started its
Services--Insurance (Topic  implementation efforts and is
944): Targeted              currently evaluating the impact of the
Improvements to the         new guidance. Given the nature and
Accounting for Long-        extent of the required changes to a
Duration Contracts          significant portion of the Company's
                            operations, the adoption of this
                            standard is expected to have a
                            material impact on its consolidated
                            financial statements.



-------------------------------------------------------------------
ASU 2017-12, Derivatives    Upon adoption, the Company will
and Hedging (Topic 815):    make certain changes to its
Targeted Improvements to    assessment of hedge effectiveness
Accounting for Hedging      for fair value hedging relationships,
Activities                  and the Company will also reclassify
                            hedge ineffectiveness for cash flow
                            hedging relationships existing as of
                            the adoption date, which was
                            previously recorded to earnings, to
                            AOCI. The estimated impact of
                            adoption is a decrease to retained
                            earnings of less than $250 million.
-------------------------------------------------------------------
ASU 2017-08, Receivables    The adoption of the new guidance
--Nonrefundable Fees and    will not have a material impact on
Other Costs                 the Company's consolidated
(Subtopic 310-20),          financial statements.
Premium Amortization on
Purchased Callable Debt
Securities
-------------------------------------------------------------------
ASU 2017-04,                The new guidance will reduce the
Intangibles--Goodwill and   complexity involved with the
Other (Topic 350):          evaluation of goodwill for
Simplifying the Test for    impairment. The impact of the new
Goodwill Impairment         guidance will depend on the
                            outcomes of future goodwill
                            impairment tests.




                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

                                                                     Effective Date and
         Standard                        Description                 Method of Adoption
--------------------------------------------------------------------------------------------
ASU 2016-13, Financial      This new guidance replaces the         January 1, 2020. For
Instruments--Credit Losses  incurred loss impairment methodology   substantially all
(Topic 326): Measurement    with one that reflects expected        financial assets, the
of Credit Losses on         credit losses. The measurement of      ASU is to be applied
Financial Instruments, as   expected credit losses should be       on a modified
clarified and amended by    based on historical loss information,  retrospective basis
ASU 2018-19, Codification   current conditions, and reasonable     through a cumulative
Improvements to Topic 326,  and supportable forecasts. The new     effect adjustment to
Financial Instruments--     guidance requires that an OTTI on a    retained earnings. For
Credit Losses               debt security will be recognized as    previously impaired
                            an allowance going forward, such that  debt securities and
                            improvements in expected future cash   certain debt securities
                            flows after an impairment will no      acquired with evidence
                            longer be reflected as a prospective   of credit quality
                            yield adjustment through net           deterioration since
                            investment income, but rather a        origination, the new
                            reversal of the previous impairment    guidance is to be
                            and recognized through realized        applied prospectively.
                            investment gains and losses. The
                            guidance also requires enhanced
                            disclosures. In November 2018, the
                            FASB issued ASU 2018-19, clarifying
                            that receivables arising from
                            operating leases should be accounted
                            for in accordance with Topic 842,
                            Leases. The Company has assessed the
                            asset classes impacted by the new
                            guidance and is currently assessing
                            the accounting and reporting system
                            changes that will be required to
                            comply with the new guidance.
--------------------------------------------------------------------------------------------
ASU 2016-02, Leases         The new guidance requires a lessee to  January 1, 2019, to be
(Topic 842), as clarified   recognize assets and liabilities for   applied on a modified
and amended by ASU          leases with lease terms of more than   retrospective basis
2018-10, Codification       12 months. Leases would be classified  using the optional
Improvements to Topic 842,  as finance or operating leases and     transition method with
Leases, ASU 2018-11,        both types of leases will be           a cumulative effect
Leases (Topic 842):         recognized on the balance sheet.       adjustment recorded at
Targeted Improvements,      Lessor accounting will remain largely  January 1, 2019.
and ASU 2018-20, Leases     unchanged from current guidance
(Topic 842): Narrow-Scope   except for certain targeted changes.
Improvements for Lessors    The new guidance will also require
                            new qualitative and quantitative
                            disclosures. In July 2018, two
                            amendments to the new guidance were
                            issued. The amendments provide the
                            option to adopt the new guidance
                            prospectively without adjusting
                            comparative periods. Also, the
                            amendments provide lessors with a
                            practical expedient not to separate
                            lease and non-lease components for
                            certain operating leases. In December
                            2018, an amendment was issued to
                            clarify lessor accounting relating to
                            taxes, certain lessor's costs and
                            variable payments related to both
                            lease and non-lease components. The
                            Company will adopt the new guidance
                            and related amendments on January 1,
                            2019 and expects to elect certain
                            practical expedients permitted under
                            the transition guidance. In addition,
                            the Company will elect the
                            prospective transition option and
                            recognize a cumulative effect
                            adjustment to the opening balance of
                            retained earnings in the period of
                            adoption. The Company has been
                            executing an integrated
                            implementation plan which includes a
                            multi-functional working group with a
                            project governance structure to
                            address any resource, system, data
                            and process gaps related to the
                            implementation of the new standard.
                            The Company is currently integrating
                            a lease accounting technology
                            solution and finalizing updated
                            reporting processes and additional
                            internal controls to facilitate
                            compliance with the new guidance.
--------------------------------------------------------------------------------------------

             Description                  Impact on Financial Statements
-----------------------------------------------------------------------------
This new guidance replaces the         The Company believes that the
incurred loss impairment methodology   most significant impact upon
with one that reflects expected        adoption will be to its mortgage
credit losses. The measurement of      loan investments. The Company is
expected credit losses should be       currently evaluating the impact of
based on historical loss information,  the new guidance on its
current conditions, and reasonable     consolidated financial statements.
and supportable forecasts. The new
guidance requires that an OTTI on a
debt security will be recognized as
an allowance going forward, such that
improvements in expected future cash
flows after an impairment will no
longer be reflected as a prospective
yield adjustment through net
investment income, but rather a
reversal of the previous impairment
and recognized through realized
investment gains and losses. The
guidance also requires enhanced
disclosures. In November 2018, the
FASB issued ASU 2018-19, clarifying
that receivables arising from
operating leases should be accounted
for in accordance with Topic 842,
Leases. The Company has assessed the
asset classes impacted by the new
guidance and is currently assessing
the accounting and reporting system
changes that will be required to
comply with the new guidance.
-----------------------------------------------------------------------------
The new guidance requires a lessee to  The Company believes the most
recognize assets and liabilities for   significant changes relate to (i) the
leases with lease terms of more than   recognition of new right of use
12 months. Leases would be classified  assets and lease liabilities on the
as finance or operating leases and     consolidated balance sheet for real
both types of leases will be           estate operating leases; and (ii) the
recognized on the balance sheet.       recognition of deferred gains
Lessor accounting will remain largely  associated with previous sale-
unchanged from current guidance        leaseback transactions as a
except for certain targeted changes.   cumulative effect adjustment to
The new guidance will also require     retained earnings. On adoption, the
new qualitative and quantitative       Company will recognize additional
disclosures. In July 2018, two         operating liabilities, with
amendments to the new guidance were    corresponding right of use assets of
issued. The amendments provide the     the same amount adjusted for
option to adopt the new guidance       prepaid/deferred rent, unamortized
prospectively without adjusting        initial direct costs and potential
comparative periods. Also, the         impairment of right of use assets
amendments provide lessors with a      based on the present value of the
practical expedient not to separate    remaining minimum rental
lease and non-lease components for     payments. These assets and
certain operating leases. In December  liabilities will represent less than
2018, an amendment was issued to       1% of the Company's total assets
clarify lessor accounting relating to  and total liabilities. The adoption
taxes, certain lessor's costs and      will not have a material impact on
variable payments related to both      its consolidated financial
lease and non-lease components. The    statements.
Company will adopt the new guidance
and related amendments on January 1,
2019 and expects to elect certain
practical expedients permitted under
the transition guidance. In addition,
the Company will elect the
prospective transition option and
recognize a cumulative effect
adjustment to the opening balance of
retained earnings in the period of
adoption. The Company has been
executing an integrated
implementation plan which includes a
multi-functional working group with a
project governance structure to
address any resource, system, data
and process gaps related to the
implementation of the new standard.
The Company is currently integrating
a lease accounting technology
solution and finalizing updated
reporting processes and additional
internal controls to facilitate
compliance with the new guidance.
-----------------------------------------------------------------------------

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


2. Segment Information

  The Company is organized into two segments: U.S. and MetLife Holdings. In addition, the Company reports certain of its results of operations in Corporate & Other.

U.S.

  The U.S. segment offers a broad range of protection products and services aimed at serving the financial needs of customers throughout their lives. These products are sold to corporations and their respective employees, other institutions and their respective members, as well as individuals. The U.S. segment is organized into two businesses: Group Benefits and Retirement and Income Solutions ("RIS").

 . The Group Benefits business offers life, dental, group short- and long-term disability, individual disability, accidental death and dismemberment, vision and accident & health coverages, as well as prepaid legal plans. This business also sells ASO arrangements to some employers.

 . The RIS business offers a broad range of life and annuity-based insurance and investment products, including stable value and pension risk transfer products, institutional income annuities, tort settlements, and capital markets investment products, as well as solutions for funding postretirement benefits and company-, bank- or trust-owned life insurance.

MetLife Holdings

  The MetLife Holdings segment consists of operations relating to products and businesses that the Company no longer actively markets, such as variable, universal, term and whole life insurance, variable, fixed and index-linked annuities and long-term care insurance.

Corporate & Other

  Corporate & Other contains the excess capital, as well as certain charges and activities, not allocated to the segments, including enterprise-wide strategic initiative restructuring charges and various start-up businesses. Additionally, Corporate & Other includes run-off businesses. Corporate & Other also includes the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. For the year ended December 31, 2016, Corporate & Other includes business of the Company that was transferred to Brighthouse Financial, Inc. and its subsidiaries ("Brighthouse"). In addition, Corporate & Other includes the elimination of intersegment amounts, which generally relate to affiliated reinsurance and intersegment loans, which bear interest rates commensurate with related borrowings.

Financial Measures and Segment Accounting Policies

  Adjusted earnings is used by management to evaluate performance and allocate resources. Consistent with GAAP guidance for segment reporting, adjusted earnings is also the Company's GAAP measure of segment performance and is reported below. Adjusted earnings should not be viewed as a substitute for net income (loss). The Company believes the presentation of adjusted earnings, as the Company measures it for management purposes, enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

  Adjusted earnings is defined as adjusted revenues less adjusted expenses, net of income tax.

  The financial measures of adjusted revenues and adjusted expenses focus on the Company's primary businesses principally by excluding the impact of market volatility, which could distort trends, and revenues and costs related to non-core products and certain entities required to be consolidated under GAAP. Also, these measures exclude results of discontinued operations under GAAP and other businesses that have been or will be sold or exited by MLIC but do not meet the discontinued operations criteria under GAAP and are referred to as divested businesses. Divested businesses also includes the net impact of transactions with exited businesses that have been eliminated in consolidation under GAAP and costs relating to businesses that have been or will be sold or exited by MLIC that do not meet the criteria to be included in results of discontinued operations under GAAP. Adjusted revenues also excludes net investment gains (losses) and net derivative gains (losses).

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


  The following additional adjustments are made to revenues, in the line items indicated, in calculating adjusted revenues:

 . Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB fees"); and

 . Net investment income: (i) includes earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment, (ii) excludes post-tax adjusted earnings adjustments relating to insurance joint ventures accounted for under the equity method, (iii) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP and (iv) includes distributions of profits from certain other limited partnership interests that were previously accounted for under the cost method, but are now accounted for at estimated fair value, where the change in estimated fair value is recognized in net investment gains (losses) under GAAP.

  The following additional adjustments are made to expenses, in the line items indicated, in calculating adjusted expenses:

 .   Policyholder benefits and claims and policyholder dividends excludes:
     (i) changes in the policyholder dividend obligation related to net investment gains (losses) and net derivative gains (losses), (ii) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets and other pass-through adjustments, (iii) benefits and hedging costs related to GMIBs ("GMIB costs"), and (iv) market value adjustments associated with surrenders or terminations of contracts ("Market value adjustments");

 . Interest credited to policyholder account balances includes adjustments for earned income on derivatives and amortization of premium on derivatives that are hedges of policyholder account balances but do not qualify for hedge accounting treatment;

 . Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB fees and GMIB costs and (iii) Market value adjustments;

 . Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

 .   Other expenses excludes costs related to: (i) noncontrolling interests,
     (ii) acquisition, integration and other costs, and (iii) goodwill impairments.

  The tax impact of the adjustments mentioned above are calculated net of the U.S. or foreign statutory tax rate, which could differ from the Company's effective tax rate. Additionally, the provision for income tax (expense) benefit also includes the impact related to the timing of certain tax credits, as well as certain tax reforms.

  Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2018, 2017 and 2016 and at December 31, 2018 and 2017. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for adjusted earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

  Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's and the Company's business.

  MetLife's economic capital model, coupled with considerations of local capital requirements, aligns segment allocated equity with emerging standards and consistent risk principles. The model applies statistics-based risk evaluation principles to the material risks to which the Company is exposed. These consistent risk principles include calibrating required economic capital shock factors to a specific confidence level and time horizon while applying an industry standard method for the inclusion of diversification benefits among risk types. MetLife's management is responsible for the ongoing production and enhancement of the economic capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards.

  Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, net income (loss) or adjusted earnings.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


  Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

                                                                 MetLife    Corporate                                Total
Year Ended December 31, 2018                           U.S.      Holdings    & Other       Total     Adjustments  Consolidated
-------------------------------------------------- -----------  ----------- ---------  ------------  -----------  ------------
                                                                                  (In millions)
Revenues
Premiums..........................................  $   23,388   $    3,205  $     20   $    26,613   $       --   $    26,613
Universal life and investment-type product policy
 fees.............................................       1,023        1,008        --         2,031           93         2,124
Net investment income.............................       6,678        4,780      (154)       11,304         (385)       10,919
Other revenues....................................         775          240       571         1,586           --         1,586
Net investment gains (losses).....................          --           --        --            --          153           153
Net derivative gains (losses).....................          --           --        --            --          766           766
                                                   -----------  ----------- ---------  ------------  -----------  ------------
  Total revenues..................................      31,864        9,233       437        41,534          627        42,161
                                                   -----------  ----------- ---------  ------------  -----------  ------------
Expenses
Policyholder benefits and claims and policyholder
 dividends........................................      24,202        5,870         5        30,077          105        30,182
Interest credited to policyholder account
 balances.........................................       1,735          748        --         2,483           (4)        2,479
Capitalization of DAC.............................         (40)           6        --           (34)          --           (34)
Amortization of DAC and VOBA......................          75          245        --           320          150           470
Interest expense on debt..........................          12            8        88           108           --           108
Other expenses....................................       2,838          980       834         4,652           (5)        4,647
                                                   -----------  ----------- ---------  ------------  -----------  ------------
  Total expenses..................................      28,822        7,857       927        37,606          246        37,852
                                                   -----------  ----------- ---------  ------------  -----------  ------------
Provision for income tax expense (benefit)........         648          269      (823)           94           79           173
                                                   -----------  ----------- ---------  ------------               ------------
  Adjusted earnings...............................  $    2,394   $    1,107  $    333         3,834
                                                   ===========  =========== =========
Adjustments to:
Total revenues....................................                                              627
Total expenses....................................                                             (246)
Provision for income tax (expense) benefit........                                              (79)
                                                                                       ------------
  Net income (loss)..........................................                           $     4,136                $     4,136
                                                                                       ============               ============

                                             MetLife    Corporate
  At December 31, 2018             U.S.      Holdings    & Other      Total
  ----------------------------- ----------- ----------- ---------- -----------
                                                (In millions)
  Total assets.................  $  233,998  $  147,498  $  25,421  $  406,917
  Separate account assets......  $   69,328  $   41,522  $      --  $  110,850
  Separate account liabilities.  $   69,328  $   41,522  $      --  $  110,850

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


                                                            MetLife      Corporate                                 Total
Year Ended December 31, 2017                    U.S.        Holdings      & Other       Total      Adjustments  Consolidated
------------------------------------------- ------------  ------------  ----------  ------------  ------------  ------------
                                                                              (In millions)
Revenues
Premiums...................................  $    19,496   $     3,420   $       9   $    22,925   $        --   $    22,925
Universal life and investment-type product
 policy fees...............................        1,004         1,126          --         2,130            97         2,227
Net investment income......................        6,206         4,920        (243)       10,883          (370)       10,513
Other revenues.............................          781           200         589         1,570            --         1,570
Net investment gains (losses)..............           --            --          --            --           334           334
Net derivative gains (losses)..............           --            --          --            --          (344)         (344)
                                            ------------  ------------  ----------  ------------  ------------  ------------
  Total revenues...........................       27,487         9,666         355        37,508          (283)       37,225
                                            ------------  ------------  ----------  ------------  ------------  ------------
Expenses
Policyholder benefits and claims and
 policyholder dividends....................       20,558         6,006           4        26,568           321        26,889
Interest credited to policyholder account
 balances..................................        1,459           779          --         2,238            (3)        2,235
Capitalization of DAC......................          (48)          (13)         --           (61)           --           (61)
Amortization of DAC and VOBA...............           56           303          --           359          (118)          241
Interest expense on debt...................           11             8          87           106            --           106
Other expenses.............................        2,717         1,201         930         4,848             1         4,849
                                            ------------  ------------  ----------  ------------  ------------  ------------
  Total expenses...........................       24,753         8,284       1,021        34,058           201        34,259
                                            ------------  ------------  ----------  ------------  ------------  ------------
Provision for income tax expense (benefit).          954           427        (368)        1,013        (1,574)         (561)
                                            ------------  ------------  ----------  ------------                ------------
  Adjusted earnings........................  $     1,780   $       955   $    (298)        2,437
                                            ============  ============  ==========
Adjustments to:
Total revenues.............................                                                 (283)
Total expenses.............................                                                 (201)
Provision for income tax (expense) benefit.                                                1,574
                                                                                    ------------
  Net income (loss)........................                                          $     3,527                 $     3,527
                                                                                    ============                ============

                                              MetLife      Corporate
 At December 31, 2017             U.S.        Holdings      & Other        Total
----------------------------- ------------- ------------- ------------ -------------
                                                  (In millions)
Total assets.................  $    245,750  $    163,397  $    25,148  $    434,295
Separate account assets......  $     80,240  $     50,585  $        --  $    130,825
Separate account liabilities.  $     80,240  $     50,585  $        --  $    130,825

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)

                                                                   MetLife     Corporate                              Total
Year Ended December 31, 2016                            U.S.       Holdings     & Other      Total     Adjustments Consolidated
--------------------------------------------------- -----------  -----------  ----------  -----------  ----------- ------------
                                                                                   (In millions)
Revenues
Premiums...........................................   $  17,921  $     4,411  $       61  $    22,393  $       --  $    22,393
Universal life and investment-type product policy
 fees..............................................         988        1,236         216        2,440         102        2,542
Net investment income..............................       6,075        5,606         (67)      11,614        (531)      11,083
Other revenues.....................................         750          110         618        1,478          --        1,478
Net investment gains (losses)......................          --           --          --           --         132          132
Net derivative gains (losses)......................          --           --          --           --      (1,138)      (1,138)
                                                    -----------  -----------  ----------  -----------  ----------- ------------
  Total revenues...................................      25,734       11,363         828       37,925      (1,435)      36,490
                                                    -----------  -----------  ----------  -----------  ----------- ------------
Expenses
Policyholder benefits and claims and policyholder
 dividends.........................................      18,968        7,244         130       26,342         171       26,513
Interest credited to policyholder account balances.       1,297          907          32        2,236          (3)       2,233
Capitalization of DAC..............................         (60)        (267)         (5)        (332)         --         (332)
Amortization of DAC and VOBA.......................          56          675          56          787        (346)         441
Interest expense on debt...........................          10            7          95          112          --          112
Other expenses.....................................       2,770        1,850         825        5,445         137        5,582
                                                    -----------  -----------  ----------  -----------  ----------- ------------
  Total expenses...................................      23,041       10,416       1,133       34,590         (41)      34,549
                                                    -----------  -----------  ----------  -----------  ----------  -----------
Provision for income tax expense (benefit).........         963          274        (551)         686        (487)         199
                                                    -----------  -----------  ----------  -----------              ------------
  Adjusted earnings................................ $     1,730  $       673  $      246        2,649
                                                    ===========  ===========  ==========
Adjustments to:
Total revenues.....................................                                            (1,435)
Total expenses.....................................                                                41
Provision for income tax (expense) benefit.........                                               487
                                                                                          -----------
  Net income (loss)................................                                       $     1,742              $     1,742
                                                                                          ===========              ============

  The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                                  Years Ended December 31,
                                                -----------------------------
                                                  2018      2017      2016
                                                --------- --------- ---------
                                                        (In millions)
  Life insurance............................... $  13,251 $  13,139 $  13,907
  Accident & health insurance..................     8,071     7,933     7,889
  Annuities....................................     8,685     5,390     4,379
  Other........................................       316       260       238
                                                --------- --------- ---------
   Total....................................... $  30,323 $  26,722 $  26,413
                                                ========= ========= =========

  Substantially all of the Company's consolidated premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


  Revenues derived from two U.S. segment customers each exceeded 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues. Revenues derived from the first U.S. segment customer were $6.0 billion for the year ended December 31, 2018, which represented 20% of consolidated premiums, universal life and investment-type product policy fees and other revenues. The revenue was from a single premium received for a pension risk transfer. Revenues derived from the second U.S. customer were $3.1 billion, $2.8 billion and $2.8 billion for the years ended December 31, 2018, 2017 and 2016, respectively, which represented 10%, 11% and 10%, of consolidated premiums, universal life and investment-type product policy fees and other revenues, respectively. Revenues derived from any other customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2018, 2017 and 2016.

3. Disposition

  In December 2016, the Company distributed to MetLife, Inc. as a non-cash extraordinary dividend all of the issued and outstanding shares of common stock of its wholly-owned subsidiaries, New England Life Insurance Company ("NELICO") and General American Life Insurance Company ("GALIC"). The net book value of NELICO and GALIC at the time of the dividend was $2.9 billion, which was recorded as a dividend of retained earnings of $2.7 billion and a decrease to other comprehensive income of $254 million, net of income tax. As of the date of the dividend payment, the Company no longer consolidates the assets, liabilities and operations of NELICO and GALIC.

4. Insurance

Insurance Liabilities

  Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                           December 31,
                                         -----------------
                                           2018     2017
                                         -------- --------
                                           (In millions)
                      U.S............... $135,003 $131,224
                      MetLife Holdings..   88,725   89,012
                      Corporate & Other.      291      294
                                         -------- --------
                        Total........... $224,019 $220,530
                                         ======== ========

  See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  Future policy benefits are measured as follows:

      --------------------------------------------------------------------
      Product Type:                 Measurement Assumptions:
      --------------------------------------------------------------------
      Participating life            Aggregate of (i) net level premium
                                      reserves for death and endowment
                                      policy benefits (calculated based
                                      upon the non-forfeiture interest
                                      rate, ranging from 3% to 7%, and
                                      mortality rates guaranteed in
                                      calculating the cash surrender
                                      values described in such
                                      contracts); and (ii) the liability
                                      for terminal dividends.
      --------------------------------------------------------------------
      Nonparticipating life         Aggregate of the present value of
                                      future expected benefit payments
                                      and related expenses less the
                                      present value of future expected
                                      net premiums. Assumptions as to
                                      mortality and persistency are based
                                      upon the Company's experience when
                                      the basis of the liability is
                                      established. Interest rate
                                      assumptions for the aggregate
                                      future policy benefit liabilities
                                      range from 2% to 11%.
      --------------------------------------------------------------------
      Individual and group          Present value of future expected
      traditional fixed annuities     payments. Interest rate assumptions
      after annuitization             used in establishing such
                                      liabilities range from 1% to 11%.
      --------------------------------------------------------------------
      Non-medical health insurance  The net level premium method and assumptions as to future morbidity,
                                      withdrawals and interest, which
                                      provide a margin for adverse
                                      deviation. Interest rate
                                      assumptions used in establishing
                                      such liabilities range from 1% to
                                      7%.
      --------------------------------------------------------------------
      Disabled lives                Present value of benefits method and
                                      experience assumptions as to claim
                                      terminations, expenses and
                                      interest. Interest rate assumptions
                                      used in establishing such
                                      liabilities range from 2% to 8%.
      --------------------------------------------------------------------

  Participating business represented 3% and 4% of the Company's life insurance in-force at December 31, 2018 and 2017, respectively. Participating policies represented 20%, 21% and 26% of gross traditional life insurance premiums for the years ended December 31, 2018, 2017 and 2016, respectively.

  Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from less than 1% to 13%, less expenses, mortality charges and withdrawals.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


Guarantees

   The Company issues directly and assumes through reinsurance variable annuity products with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and certain non-life contingent portions of GMIBs are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note 9. Guarantees accounted for as insurance liabilities include:

----------------------------------------------------------------------------------------------------
Guarantee:                                      Measurement Assumptions:
----------------------------------------------------------------------------------------------------
GMDBs  . A return of purchase payment upon    . Present value of expected death benefits in excess
          death even if the account value is     of the projected account balance recognizing the
          reduced to zero.                       excess ratably over the accumulation period
                                                 based on the present value of total expected
                                                 assessments.

       . An enhanced death benefit may be     . Assumptions are consistent with those used for
          available for an additional fee.       amortizing DAC, and are thus subject to the
                                                 same variability and risk.

                                              .  Investment performance and volatility assumptions
                                                 are consistent with the historical experience of
                                                 the appropriate underlying equity index, such as
                                                 the S&P 500 Index.

                                              . Benefit assumptions are based on the average
                                                 benefits payable over a range of scenarios.
----------------------------------------------------------------------------------------------------
GMIBs  . After a specified period of time     . Present value of expected income benefits in excess
          determined at the time of issuance     of the projected account balance at any future
          of the variable annuity contract,      date of annuitization and recognizing the excess
          a minimum accumulation of purchase     ratably over the accumulation period based on
          payments, even if the account          present value of total expected assessments.
          value is reduced to zero, that can
          be annuitized to receive a monthly
          income stream that is not less
          than a specified amount.

       .  Certain contracts also provide for  . Assumptions are consistent with those used for
          a guaranteed lump sum return of        estimating GMDB liabilities.
          purchase premium in lieu of the
          annuitization benefit.

                                              . Calculation incorporates an assumption for the
                                                 percentage of the potential annuitizations that
                                                 may be elected by the contractholder.
----------------------------------------------------------------------------------------------------
GMWBs. . A return of purchase payment via     . Expected value of the life contingent payments and
          partial withdrawals, even if the       expected assessments using assumptions
          account value is reduced to zero,      consistent with those used for estimating the
          provided that cumulative               GMDB liabilities.
          withdrawals in a contract year do
          not exceed a certain limit.

       . Certain contracts include
          guaranteed withdrawals that are
          life contingent.
----------------------------------------------------------------------------------------------------

  The Company also issues other annuity contracts that apply a lower rate on funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize. These guarantees include benefits that are payable in the event of death, maturity or at annuitization. Certain other annuity contracts contain guaranteed annuitization benefits that may be above what would be provided by the current account value of the contract. Additionally, the Company issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee or a guaranteed paid-up benefit.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


   Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                      Universal and Variable
                                 Annuity Contracts        Life Contracts
                              ----------------------  ----------------------
                               GMDBs and              Secondary    Paid-Up
                                 GMWBs       GMIBs    Guarantees  Guarantees     Total
                              ----------  ----------  ----------  ---------- ------------
                                                     (In millions)
Direct:
Balance at January 1, 2016... $      232  $      538  $      627  $      91  $      1,488
Incurred guaranteed benefits.         55          63          92         11           221
Paid guaranteed benefits.....         (1)         --          --         --            (1)
Dispositions (1).............        (18)       (134)        (99)        --          (251)
                              ----------  ----------  ----------  ---------  ------------
Balance at December 31, 2016.        268         467         620        102         1,457
Incurred guaranteed benefits.         58         112         105          7           282
Paid guaranteed benefits.....         --          --          --         --            --
                              ----------  ----------  ----------  ---------  ------------
Balance at December 31, 2017.        326         579         725        109         1,739
Incurred guaranteed benefits.          3         162          95          5           265
Paid guaranteed benefits.....        (12)         (3)         --         --           (15)
                              ----------  ----------  ----------  ---------  ------------
Balance at December 31, 2018. $      317  $      738  $      820  $     114  $      1,989
                              ==========  ==========  ==========  =========  ============
Ceded:
Balance at January 1, 2016... $       50  $       26  $      354  $      63  $        493
Incurred guaranteed benefits.         13          (8)         (8)         8             5
Paid guaranteed benefits.....         (1)         --          --         --            (1)
Dispositions (1).............        (18)        (39)        (97)        --          (154)
                              ----------  ----------  ----------  ---------  ------------
Balance at December 31, 2016.         44         (21)        249         71           343
Incurred guaranteed benefits.        (44)         21          23          5             5
Paid guaranteed benefits.....         --          --          --         --            --
                              ----------  ----------  ----------  ---------  ------------
Balance at December 31, 2017.         --          --         272         76           348
Incurred guaranteed benefits.         --          --          29          4            33
Paid guaranteed benefits.....         --          --          --         --            --
                              ----------  ----------  ----------  ---------  ------------
Balance at December 31, 2018. $       --  $       --  $      301  $      80  $        381
                              ==========  ==========  ==========  =========  ============
Net:
Balance at January 1, 2016... $      182  $      512  $      273  $      28  $        995
Incurred guaranteed benefits.         42          71         100          3           216
Paid guaranteed benefits.....         --          --          --         --            --
Dispositions (1).............         --         (95)         (2)        --           (97)
                              ----------  ----------  ----------  ---------  ------------
Balance at December 31, 2016.        224         488         371         31         1,114
Incurred guaranteed benefits.        102          91          82          2           277
Paid guaranteed benefits.....         --          --          --         --            --
                              ----------  ----------  ----------  ---------  ------------
Balance at December 31, 2017.        326         579         453         33         1,391
Incurred guaranteed benefits.          3         162          66          1           232
Paid guaranteed benefits.....        (12)         (3)         --         --           (15)
                              ----------  ----------  ----------  ---------  ------------
Balance at December 31, 2018. $      317  $      738  $      519  $      34  $      1,608
                              ==========  ==========  ==========  =========  ============

--------

(1) See Note 3.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


    Information regarding the Company's guarantee exposure, which includes direct business, but excludes offsets from hedging or reinsurance, if any, was as follows at:

                                                                        December 31,
                                         -----------------------------------------------------------------------
                                                         2018                                  2017
                                         ---------------------------------     ---------------------------------
                                              In the               At               In the               At
                                           Event of Death      Annuitization     Event of Death      Annuitization
                                         ----------------   ---------------    ----------------   ---------------
                                                                    (Dollars in millions)
Annuity Contracts:
Variable Annuity Guarantees:
  Total account value (1), (2)..........  $      47,393      $      20,692      $      56,136      $      25,257
  Separate account value (1)............  $      37,342      $      19,839      $      45,431      $      24,336
  Net amount at risk....................  $       2,433 (3)  $         418 (4)  $         990 (3)  $         353 (4)
Average attained age of contractholders.       67 years           65 years           66 years           65 years
Other Annuity Guarantees:
  Total account value (1), (2)..........            N/A      $         144                N/A      $         141
  Net amount at risk....................            N/A      $          85 (5)            N/A      $          92 (5)
Average attained age of contractholders.            N/A           53 years                N/A           52 years

                                                                        December 31,
                                         -----------------------------------------------------------------------
                                                         2018                                  2017
                                         ---------------------------------     ---------------------------------
                                            Secondary            Paid-Up          Secondary            Paid-Up
                                             Guarantees         Guarantees         Guarantees        Guarantees
                                         ----------------   ---------------    ----------------   ---------------
                                                                    (Dollars in millions)
Universal and Variable Life Contracts:
  Total account value (1), (2)..........  $       4,614      $         937      $       4,679      $         977
  Net amount at risk (6)................  $      44,596      $       6,290      $      46,704      $       6,713
Average attained age of policyholders...       55 years           63 years           54 years           62 years

--------

(1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes the contractholder's investments in the general account and separate account, if applicable.

(3) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(4) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

(5) Defined as either the excess of the upper tier, adjusted for a profit margin, less the lower tier, as of the balance sheet date or the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. These amounts represent the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)

   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                   ---------------------------
                                       2018          2017
                                   ------------- -------------
                                          (In millions)
                  Fund Groupings:
                  Equity.......... $      18,073 $      21,464
                  Balanced........        15,831        19,443
                  Bond............         2,885         3,798
                  Money Market....            53            57
                                   ------------- -------------
                    Total......... $      36,842 $      44,762
                                   ============= =============

Obligations Assumed Under Structured Settlement Assignments

  The Company assumed structured settlement claim obligations as an assignment company. These liabilities are measured at the present value of the periodic claims to be provided and reported as other policy-related balances. The Company received a fee for assuming these claim obligations and, as the assignee of the claim, is legally obligated to ensure periodic payments are made to the claimant. The Company purchased annuities from Brighthouse to fund these periodic payment claim obligations and designates payments to be made directly to the claimant by Brighthouse as the annuity writer. These annuities funding structured settlement claims are recorded as an investment. See Note 1.

  See Note 8 for additional information on obligations assumed under structured settlement assignments.

Obligations Under Funding Agreements

  The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain unconsolidated special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2018, 2017 and 2016, the Company issued $41.8 billion, $42.7 billion and $39.7 billion, respectively, and repaid $43.7 billion, $41.4 billion and $38.5 billion, respectively, of such funding agreements. At December 31, 2018 and 2017, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $32.3 billion and $34.2 billion, respectively.

  Metropolitan Life Insurance Company is a member of the FHLB of New York. Holdings of common stock of the FHLB of New York, included in other invested assets, were $724 million and $733 million at December 31, 2018 and 2017, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


   The Company has also entered into funding agreements with the FHLB of New York and a subsidiary of the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. ("Farmer Mac"). The liability for such funding agreements is included in policyholder account balances. Information related to such funding agreements was as follows at:

                              Liability                    Collateral
                      ------------------------- ---------------------------------
                                             December 31,
                      -----------------------------------------------------------
                          2018         2017           2018             2017
                      ------------ ------------ ---------------- ----------------
                                             (In millions)
FHLB of New York (1). $     14,245 $     14,445 $     16,340 (2) $     16,605 (2)
Farmer Mac (3)....... $      2,550 $      2,550 $          2,639 $          2,644

--------

(1) Represents funding agreements issued to the FHLB of New York in exchange for cash and for which the FHLB of New York has been granted a lien on certain assets, some of which are in the custody of the FHLB of New York, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLB of New York as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLB of New York's recovery on the collateral is limited to the amount of the Company's liability to the FHLB of New York.

(2) Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3) Represents funding agreements issued to a subsidiary of Farmer Mac, as well as certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

Liabilities for Unpaid Claims and Claim Expenses

  The following is information about incurred and paid claims development by segment as of December 31, 2018. Such amounts are presented net of reinsurance, and are not discounted. The tables present claims development and cumulative claim payments by incurral year. The development tables are only presented for significant short-duration product liabilities within each segment. Where practical, up to 10 years of history has been provided. The information about incurred and paid claims development prior to 2018 is presented as supplementary information.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  U.S.

   Group Life - Term

             Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance          At December 31, 2018
         ----------------------------------------------------------------------------------  ----------------------------
                                  For the Years Ended December 31,                              Total IBNR
         ----------------------------------------------------------------------------------  Liabilities Plus
                                        (Unaudited)                                              Expected     Cumulative
         -------------------------------------------------------------------------            Development on  Number of
Incurral                                                                                         Reported      Reported
  Year      2011        2012       2013      2014      2015      2016      2017      2018         Claims        Claims
-------- ----------- ----------- --------- --------- --------- --------- --------- --------  ---------------- -----------
                                                      (Dollars in millions)
  2011.. $     6,318 $     6,290 $   6,293 $   6,269 $   6,287 $   6,295 $   6,294 $  6,295       $    1          207,608
  2012..                   6,503     6,579     6,569     6,546     6,568     6,569    6,569            1          209,047
  2013..                             6,637     6,713     6,719     6,720     6,730    6,720            3          211,341
  2014..                                       6,986     6,919     6,913     6,910    6,914            5          213,388
  2015..                                                 7,040     7,015     7,014    7,021           11          213,243
  2016..                                                           7,125     7,085    7,095           14          210,706
  2017..                                                                     7,432    7,418           31          246,364
  2018..                                                                              7,757          899          203,329
                                                                                   --------
 Total.................................................................              55,789
Cumulative paid claims and paid allocated claim adjustment expenses,
 net of reinsurance.....................................................            (53,786)
All outstanding liabilities for incurral years prior to 2011, net of
 reinsurance............................................................                  9
                                                                                   --------
 Total unpaid claims and claim adjustment expenses, net of
  reinsurance..........................................................            $  2,012
                                                                                   ========

                   Cumulative Paid Claims and Paid Allocated Claim Adjustment Expenses, Net of Reinsurance
                  -----------------------------------------------------------------------------------------
                                              For the Years Ended December 31,
                  -----------------------------------------------------------------------------------------
                                                  (Unaudited)
                  ---------------------------------------------------------------------------- ------------
Incurral Year        2011       2012       2013       2014       2015       2016       2017        2018
-------------     ---------- ---------- ---------- ---------- ---------- ---------- ---------- ------------
                                                        (In millions)
    2011......... $    4,982 $    6,194 $    6,239 $    6,256 $    6,281 $    6,290 $    6,292  $     6,295
    2012.........                 5,132      6,472      6,518      6,532      6,558      6,565        6,566
    2013.........                            5,216      6,614      6,664      6,678      6,711        6,715
    2014.........                                       5,428      6,809      6,858      6,869        6,902
    2015.........                                                  5,524      6,913      6,958        6,974
    2016.........                                                             5,582      6,980        7,034
    2017.........                                                                        5,761        7,292
    2018.........                                                                                     6,008
                                                                                               ------------
 Total cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance  $    53,786
                                                                                               ============

   Average Annual Percentage Payout

     The following is supplementary information about average historical claims duration as of December 31, 2018:

                                    Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
                              -----------------------------------------------------------------------------------
           Years.............   1           2          3          4          5          6         7        8
           Group Life - Term. 78.2%       20.2%       0.7%       0.2%       0.4%       0.1%      --%      --%

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


   Group Long-Term Disability

             Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance              At December 31, 2018
           ------------------------------------------------------------------------------------  ----------------------------
                                  For the Years Ended December 31,                                  Total IBNR
           ------------------------------------------------------------------------------------  Liabilities Plus
                                        (Unaudited)                                                  Expected     Cumulative
           ----------------------------------------------------------------------------           Development on  Number of
Incurral                                                                                             Reported      Reported
 Year        2011       2012       2013       2014       2015       2016       2017       2018        Claims        Claims
--------   ---------  ---------  ---------  ---------  ---------  ---------  ---------  -------  ---------------- -----------
                                                      (Dollars in millions)
  2011.... $     955  $     916  $     894  $     914  $     924  $     923  $     918  $   917       $   --           21,643
  2012....                  966        979        980      1,014      1,034      1,037    1,021           --           20,085
  2013....                           1,008      1,027      1,032      1,049      1,070    1,069           --           21,135
  2014....                                      1,076      1,077      1,079      1,101    1,109           --           22,846
  2015....                                                 1,082      1,105      1,093    1,100           --           21,177
  2016....                                                            1,131      1,139    1,159            6           17,897
  2017....                                                                       1,244    1,202           29           15,968
  2018....                                                                                1,240          621            8,208
                                                                                        -------
 Total................................................................................    8,817
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance  (3,815)
All outstanding liabilities for incurral years prior to 2011, net of reinsurance.......   2,110
                                                                                        -------
 Total unpaid claims and claim adjustment expenses, net of reinsurance................  $ 7,112
                                                                                        =======

                  Cumulative Paid Claims and Paid Allocated Claim Adjustment Expenses, Net of Reinsurance
                  ---------------------------------------------------------------------------------------------------
                                             For the Years Ended December 31,
                  ---------------------------------------------------------------------------------------------------
                                                  (Unaudited)
                  ----------------------------------------------------------------------------------------
Incurral Year        2011         2012         2013         2014         2015         2016         2017       2018
-------------      ----------   ----------   ----------   ----------   ----------   ----------  ---------- ----------
                                                       (In millions)
    2011......... $       44   $      217   $      337   $      411   $      478   $      537   $      588  $     635
    2012.........                      43          229          365          453          524          591        648
    2013.........                                   43          234          382          475          551        622
    2014.........                                                51          266          428          526        609
    2015.........                                                             50          264          427        524
    2016.........                                                                          49          267        433
    2017.........                                                                                       56        290
    2018.........                                                                                                  54
                                                                                                           ----------
 Total cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance              $   3,815
                                                                                                           ==========

   Average Annual Percentage Payout

     The following is supplementary information about average historical claims duration as of December 31, 2018:

                                       Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
                                 -----------------------------------------------------------------------------------
     Years......................  1           2           3          4         5         6         7         8
     Group Long-Term Disability. 4.4%       18.9%       14.0%       8.6%      7.2%      6.5%      5.6%      5.1%

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  Significant Methodologies and Assumptions

     Group Life - Term and Group Long-Term Disability incurred but not paid ("IBNP") liabilities are developed using a combination of loss ratio and development methods. Claims in the course of settlement are then subtracted from the IBNP liabilities, resulting in the IBNR liabilities. The loss ratio method is used in the period in which the claims are neither sufficient nor credible. In developing the loss ratios, any material rate increases that could change the underlying premium without affecting the estimated incurred losses are taken into account. For periods where sufficient and credible claim data exists, the development method is used based on the claim triangles which categorize claims according to both the period in which they were incurred and the period in which they were paid, adjudicated or reported. The end result is a triangle of known data that is used to develop known completion ratios and factors. Claims paid are then subtracted from the estimated ultimate incurred claims to calculate the IBNP liability.

     An expense liability is held for the future expenses associated with the payment of incurred but not yet paid claims (IBNR and pending). This is expressed as a percentage of the underlying claims liability and is based on past experience and the anticipated future expense structure.

     For Group Life - Term and Group Long-Term Disability, first year incurred claims and allocated loss adjustment expenses increased in 2018 compared to the 2017 incurral year due to the growth in the size of the business.

     There were no significant changes in methodologies during 2018. The assumptions used in calculating the unpaid claims and claim adjustment expenses for Group Life - Term and Group Long-Term Disability are updated annually to reflect emerging trends in claim experience.

     No additional premiums or return premiums have been accrued as a result of the prior year development.

     Liabilities for Group Life - Term unpaid claims and claim adjustment expenses are not discounted.

     The liabilities for Group Long-Term Disability unpaid claims and claim adjustment expenses were $6.0 billion at both December 31, 2018 and 2017. Using interest rates ranging from 3% to 8%, based on the incurral year, the total discount applied to these liabilities was $1.3 billion at both December 31, 2018 and 2017. The amount of interest accretion recognized was $509 million, $510 million and $565 million for the years ended December 31, 2018, 2017 and 2016, respectively. These amounts were reflected in policyholder benefits and claims.

     For Group Life - Term, claims were based upon individual death claims. For Group Long-Term Disability, claim frequency was determined by the number of reported claims as identified by a unique claim number assigned to individual claimants. Claim counts initially include claims that do not ultimately result in a liability. These claims are omitted from the claim counts once it is determined that there is no liability.

     The Group Long-Term Disability IBNR, included in the development tables above, was developed using discounted cash flows, and is presented on a discounted basis.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  Reconciliation of the Disclosure of Incurred and Paid Claims Development to the Liability for Unpaid Claims and Claim Adjustment Expenses

    The reconciliation of the net incurred and paid claims development tables to the liability for unpaid claims and claims adjustment expenses on the consolidated balance sheet was as follows at:

                                                                                                    December 31, 2018
                                                                                              -----------------------------
                                                                                                      (In millions)
Short-Duration:
Unpaid claims and allocated claims adjustment expenses, net of reinsurance:
U.S.:
Group Life - Term............................................................................ $        2,012
Group Long-Term Disability...................................................................          7,112
                                                                                              --------------
  Total......................................................................................                $        9,124
Other insurance lines - all segments combined................................................                           517
                                                                                                             --------------
  Total unpaid claims and allocated claims adjustment expenses, net of reinsurance...........                         9,641
                                                                                                             --------------
Reinsurance recoverables on unpaid claims:
U.S.:
Group Life - Term............................................................................             20
Group Long-Term Disability...................................................................            109
                                                                                              --------------
  Total......................................................................................                           129
Other insurance lines - all segments combined................................................                            26
                                                                                                             --------------
  Total reinsurance recoverable on unpaid claims.............................................                           155
                                                                                                             --------------
  Total unpaid claims and allocated claims adjustment expense................................                         9,796
Discounting..................................................................................                        (1,253)
                                                                                                             --------------
Liability for unpaid claims and claim adjustment liabilities - short-duration................                         8,543
Liability for unpaid claims and claim adjustment liabilities - all long-duration lines.......                         4,047
                                                                                                             --------------
  Total liability for unpaid claims and claim adjustment expense (included in future policy
   benefits and other policy-related balances)...............................................                $       12,590
                                                                                                             ==============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  Rollforward of Claims and Claim Adjustment Expenses

      Information regarding the liabilities for unpaid claims and claim adjustment expenses was as follows:

                                                         Years Ended December 31,
                                            -------------------------------------------------
                                                  2018             2017             2016
                                            ---------------  ---------------  ---------------
                                                              (In millions)
Balance at December 31 of prior period..... $        12,090  $        11,621  $         7,527
  Less: Reinsurance recoverables...........           1,401            1,251              273
                                            ---------------  ---------------  ---------------
Net balance at December 31 of prior period.          10,689           10,370            7,254
Cumulative adjustment (1)..................              --               --            3,277
                                            ---------------  ---------------  ---------------
Net balance at January 1,..................          10,689           10,370           10,531
Incurred related to:
  Current year.............................          16,714           16,264           15,978
  Prior years (2)..........................             241              175              322
                                            ---------------  ---------------  ---------------
    Total incurred.........................          16,955           16,439           16,300
Paid related to:
  Current year.............................         (12,359)         (12,212)         (12,454)
  Prior years..............................          (4,192)          (3,908)          (3,905)
                                            ---------------  ---------------  ---------------
    Total paid.............................         (16,551)         (16,120)         (16,359)
Dispositions (3)...........................              --               --             (102)
                                            ---------------  ---------------  ---------------
Net balance at December 31,................          11,093           10,689           10,370
  Add: Reinsurance recoverables............           1,497            1,401            1,251
                                            ---------------  ---------------  ---------------
Balance at December 31,.................... $        12,590  $        12,090  $        11,621
                                            ===============  ===============  ===============

--------

(1) Reflects the accumulated adjustment, net of reinsurance, upon implementation of the short-duration contracts guidance which clarified the requirement to include claim information for long-duration contracts. The accumulated adjustment primarily reflects unpaid claim liabilities, net of reinsurance, for long-duration contracts as of the beginning of the period presented.

(2) During 2018 and 2017, claims and claim adjustment expenses associated with prior years increased due to events incurred in prior years but reported during current year. During 2016, claims and claim adjustment expenses associated with prior years increased due to the implementation of guidance related to short-duration contracts.

(3) See Note 3.

Separate Accounts

  Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $66.0 billion and $75.2 billion at December 31, 2018 and 2017, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $44.8 billion and $55.6 billion at December 31, 2018 and 2017, respectively. The latter category consisted primarily of guaranteed interest contracts ("GICs"). The average interest rate credited on these contracts was 2.68% and 2.40% at December 31, 2018 and 2017, respectively.

  For the years ended December 31, 2018, 2017 and 2016, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

  See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (term insurance, nonparticipating whole life insurance, traditional group life insurance, and non-medical health insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. For participating contracts within the closed block (dividend-paying traditional contracts) future gross margins are also dependent upon changes in the policyholder dividend obligation. See Note 7. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales, are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC and VOBA balances.

Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to significantly impact the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, policyholder behavior and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding DAC and VOBA was as follows:

                                                                              Years Ended December 31,
                                                                 -------------------------------------------------
                                                                       2018             2017             2016
                                                                 ---------------  ---------------  ---------------
                                                                                   (In millions)
DAC:
Balance at January 1,...........................................  $        4,320   $        4,714   $        5,977
Capitalizations.................................................              34               61              332
Amortization related to:
Net investment gains (losses) and net derivative gains (losses).            (114)              91              353
Other expenses..................................................            (355)            (331)            (791)
                                                                 ---------------  ---------------  ---------------
  Total amortization............................................            (469)            (240)            (438)
                                                                 ---------------  ---------------  ---------------
Unrealized investment gains (losses)............................             204             (215)             (12)
Dispositions (1)................................................              --               --           (1,145)
                                                                 ---------------  ---------------  ---------------
Balance at December 31,.........................................           4,089            4,320            4,714
                                                                 ---------------  ---------------  ---------------
VOBA:
Balance at January 1,...........................................              28               29               66
Amortization related to:
Other expenses..................................................              (1)              (1)              (3)
                                                                 ---------------  ---------------  ---------------
  Total amortization............................................              (1)              (1)              (3)
                                                                 ---------------  ---------------  ---------------
Unrealized investment gains (losses)............................               1               --               13
Dispositions (1)................................................              --               --              (47)
                                                                 ---------------  ---------------  ---------------
Balance at December 31,.........................................              28               28               29
                                                                 ---------------  ---------------  ---------------
Total DAC and VOBA:
Balance at December 31,.........................................  $        4,117   $        4,348   $        4,743
                                                                 ===============  ===============  ===============

--------
(1)See Note 3.

  Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                           December 31,
                                    ---------------------------
                                        2018          2017
                                    ------------- -------------
                                           (In millions)
                 U.S...............  $        403  $        413
                 MetLife Holdings..         3,709         3,930
                 Corporate & Other.             5             5
                                    ------------- -------------
                   Total...........  $      4,117  $      4,348
                                    ============= =============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding other intangibles was as follows:

                                              Years Ended December 31,
                                         ----------------------------------
                                            2018        2017        2016
                                         ----------  ----------  ----------
                                                    (In millions)
   DSI:
   Balance at January 1,................ $       93  $      105  $      130
   Capitalization.......................          1           1           4
   Amortization.........................        (15)         (8)        (16)
   Unrealized investment gains (losses).         14          (5)          1
   Dispositions (1)..................... $       --  $       --  $      (14)
                                         ----------  ----------  ----------
   Balance at December 31,.............. $       93  $       93  $      105
                                         ==========  ==========  ==========
   VODA and VOCRA:
   Balance at January 1,................ $      207  $      235  $      265
   Amortization.........................        (26)        (28)        (30)
                                         ----------  ----------  ----------
   Balance at December 31,.............. $      181  $      207  $      235
                                         ==========  ==========  ==========
     Accumulated amortization........... $      276  $      250  $      222
                                         ==========  ==========  ==========

-------------

   (1)See Note 3.

  The estimated future amortization expense to be reported in other expenses for the next five years was as follows:

                                                        VOBA     VODA and VOCRA
                                                    ------------ --------------
                                                           (In millions)
 2019.............................................. $          2 $          24
 2020.............................................. $          2 $          22
 2021.............................................. $          2 $          19
 2022.............................................. $          2 $          17
 2023.............................................. $          2 $          15

6. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 8.

U.S.

  For certain policies within its Group Benefits business, the Company generally retains most of the risk and only cedes particular risks on certain client arrangements. The majority of the Company's reinsurance activity within this business relates to client agreements for employer sponsored captive programs, risk-sharing agreements and multinational pooling.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)


  The Company's RIS business has periodically engaged in reinsurance activities, on an opportunistic basis. There were no such transactions during the periods presented.

MetLife Holdings

  For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics.

Catastrophe Coverage

  The Company has exposure to catastrophes which could contribute to significant fluctuations in its results of operations. The Company purchases catastrophe coverage to reinsure risks issued within territories that it believes are subject to the greatest catastrophic risks. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks. Excess of retention reinsurance agreements provide for a portion of a risk to remain with the direct writing company and quota share reinsurance agreements provide for the direct writing company to transfer a fixed percentage of all risks of a class of policies.

Reinsurance Recoverables

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts, and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2018 and 2017 were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $1.9 billion of unsecured unaffiliated reinsurance recoverable balances at both December 31, 2018 and 2017.

  At December 31, 2018, the Company had $2.9 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $2.0 billion, or 69%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.3 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2017, the Company had $2.9 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $2.1 billion, or 72%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.3 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

  The Company has reinsured with an unaffiliated third-party reinsurer 59% of the closed block through a modified coinsurance agreement. The Company accounts for this agreement under the deposit method of accounting. The Company, having the right of offset, has offset the modified coinsurance deposit with the deposit recoverable.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)


  The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                         Years Ended December 31,
                                                               -------------------------------------------
                                                                    2018           2017           2016
                                                               -------------  -------------  -------------
                                                                              (In millions)
Premiums
Direct premiums...............................................  $     26,883   $     23,062   $     21,931
Reinsurance assumed...........................................           752          1,116          1,687
Reinsurance ceded.............................................        (1,022)        (1,253)        (1,225)
                                                               -------------  -------------  -------------
  Net premiums................................................  $     26,613   $     22,925   $     22,393
                                                               =============  =============  =============
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees.  $      2,382   $      2,492   $      3,006
Reinsurance assumed...........................................             9             12             60
Reinsurance ceded.............................................          (267)          (277)          (524)
                                                               -------------  -------------  -------------
  Net universal life and investment-type product policy fees..  $      2,124   $      2,227   $      2,542
                                                               =============  =============  =============
Other revenues
Direct other revenues.........................................  $      1,017   $        930   $        851
Reinsurance assumed...........................................           (11)            35             (2)
Reinsurance ceded.............................................           580            605            629
                                                               -------------  -------------  -------------
  Net other revenues..........................................  $      1,586   $      1,570   $      1,478
                                                               =============  =============  =============
Policyholder benefits and claims
Direct policyholder benefits and claims.......................  $     29,589   $     26,199   $     25,248
Reinsurance assumed...........................................           691            875          1,496
Reinsurance ceded.............................................        (1,183)        (1,282)        (1,431)
                                                               -------------  -------------  -------------
  Net policyholder benefits and claims........................  $     29,097   $     25,792   $     25,313
                                                               =============  =============  =============
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances.....  $      2,446   $      2,199   $      2,279
Reinsurance assumed...........................................            46             49             35
Reinsurance ceded.............................................           (13)           (13)           (81)
                                                               -------------  -------------  -------------
  Net interest credited to policyholder account balances......  $      2,479   $      2,235   $      2,233
                                                               =============  =============  =============
Other expenses
Direct other expenses.........................................  $      4,650   $      4,489   $      4,830
Reinsurance assumed...........................................            71            138            583
Reinsurance ceded.............................................           470            508            390
                                                               -------------  -------------  -------------
  Net other expenses..........................................  $      5,191   $      5,135   $      5,803
                                                               =============  =============  =============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)


  The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                            December 31,
                                             ---------------------------------------------------------------------------
                                                             2018                                  2017
                                             ------------------------------------- -------------------------------------
                                                                           Total                                 Total
                                                                          Balance                               Balance
                                              Direct   Assumed   Ceded     Sheet    Direct   Assumed   Ceded     Sheet
                                             --------- ------- --------  --------- --------- ------- --------  ---------
                                                                            (In millions)
Assets
Premiums, reinsurance and other
 receivables................................  $  2,094  $  518  $19,217   $ 21,829  $  2,491  $  448  $19,159   $ 22,098
Deferred policy acquisition costs and value
 of business acquired.......................     4,343      15     (241)     4,117     4,581      17     (250)     4,348
                                             --------- ------- --------  --------- --------- ------- --------  ---------
  Total assets..............................  $  6,437  $  533  $18,976   $ 25,946  $  7,072  $  465  $18,909   $ 26,446
                                             ========= ======= ========  ========= ========= ======= ========  =========
Liabilities
Future policy benefits......................  $124,787  $1,313  $    (1)  $126,099  $118,077  $1,342  $    (4)  $119,415
Policyholder account balances...............    90,489     167       --     90,656    93,758     181       --     93,939
Other policy-related balances...............     7,021     231       12      7,264     6,914     247       15      7,176
Other liabilities...........................     6,084   2,242   16,294     24,620     8,498   2,242   16,669     27,409
                                             --------- ------- --------  --------- --------- ------- --------  ---------
  Total liabilities.........................  $228,381  $3,953  $16,305   $248,639  $227,247  $4,012  $16,680   $247,939
                                             ========= ======= ========  ========= ========= ======= ========  =========

  In December 2016, the Company recaptured two reinsurance agreements which covered 90% of the liabilities on certain participating whole life insurance policies issued between April 1, 2000 and December 31, 2001 which were reinsured by an unaffiliated company. This recapture resulted in an increase in DAC and VOBA of $95 million, a decrease in premiums, reinsurance and other receivables of $697 million, and a decrease in other liabilities of $713 million. The Company recognized a gain of $72 million, net of income tax, for the year ended December 31, 2016, as a result of this transaction.

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $14.1 billion and $14.3 billion at December 31, 2018 and 2017, respectively. The deposit liabilities on reinsurance were $1.8 billion and $1.9 billion at December 31, 2018 and 2017, respectively.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including MetLife Reinsurance Company of Charleston ("MRC"), MetLife Reinsurance Company of Vermont, and Metropolitan Tower Life Insurance Company, all of which are related parties. Additionally, the Company has reinsurance agreements with Brighthouse Life Insurance Company ("Brighthouse Insurance"), Brighthouse Life Insurance Company of NY ("Brighthouse NY") and NELICO, former subsidiaries of MetLife, Inc. In August 2017, MetLife, Inc. completed the separation of Brighthouse and retained 19.2% of Brighthouse Financial, Inc. common stock outstanding. In June 2018, MetLife, Inc. sold its Brighthouse Financial, Inc. common stock and Brighthouse was no longer considered a related party.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included on the consolidated statements of operations was as follows:

                                                                     Years Ended December 31,
                                                              -------------------------------------
                                                                  2018         2017         2016
                                                              -----------  -----------  -----------
                                                                          (In millions)
Premiums
Reinsurance assumed..........................................  $        9   $      122   $      727
Reinsurance ceded............................................        (117)        (132)         (45)
                                                              -----------  -----------  -----------
  Net premiums...............................................  $     (108)  $      (10)  $      682
                                                              ===========  ===========  ===========
Universal life and investment-type product policy fees
Reinsurance assumed..........................................  $       (1)  $       12   $       60
Reinsurance ceded............................................         (18)         (19)        (138)
                                                              -----------  -----------  -----------
  Net universal life and investment-type product policy fees.  $      (19)  $       (7)  $      (78)
                                                              ===========  ===========  ===========
Other revenues
Reinsurance assumed..........................................  $       --   $       37   $       (1)
Reinsurance ceded............................................         541          563          575
                                                              -----------  -----------  -----------
  Net other revenues.........................................  $      541   $      600   $      574
                                                              ===========  ===========  ===========
Policyholder benefits and claims
Reinsurance assumed..........................................  $       11   $       69   $      697
Reinsurance ceded............................................        (120)        (122)        (110)
                                                              -----------  -----------  -----------
  Net policyholder benefits and claims.......................  $     (109)  $      (53)  $      587
                                                              ===========  ===========  ===========
Interest credited to policyholder account balances
Reinsurance assumed..........................................  $       38   $       47   $       34
Reinsurance ceded............................................         (13)         (13)         (81)
                                                              -----------  -----------  -----------
  Net interest credited to policyholder account balances.....  $       25   $       34   $      (47)
                                                              ===========  ===========  ===========
Other expenses
Reinsurance assumed..........................................  $       10   $       40   $      490
Reinsurance ceded............................................         543          600          570
                                                              -----------  -----------  -----------
  Net other expenses.........................................  $      553   $      640   $    1,060
                                                              ===========  ===========  ===========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included on the consolidated balance sheets was as follows at:

                                                                                     December 31,
                                                                  --------------------------------------------------
                                                                            2018                      2017
                                                                  ------------------------  ------------------------
                                                                    Assumed       Ceded     Assumed (1)     Ceded
                                                                  ----------- ------------  ----------- ------------
                                                                                     (In millions)
Assets
Premiums, reinsurance and other receivables......................  $       --  $    12,676   $       47  $    12,762
Deferred policy acquisition costs and value of business acquired.          --         (175)          --         (180)
                                                                  ----------- ------------  ----------- ------------
  Total assets...................................................  $       --  $    12,501   $       47  $    12,582
                                                                  =========== ============  =========== ============
Liabilities
Future policy benefits...........................................  $       61  $        (1)  $      380  $        (4)
Policyholder account balances....................................         141           --          166           --
Other policy-related balances....................................           6           12          104           15
Other liabilities................................................         841       12,366        1,858       12,970
                                                                  ----------- ------------  ----------- ------------
  Total liabilities..............................................  $    1,049  $    12,377   $    2,508  $    12,981
                                                                  =========== ============  =========== ============

--------

(1)Includes $1.4 billion of total liabilities related to assumed risks from Brighthouse, which effective July 1, 2018 was no longer considered a related party.

  The Company ceded two blocks of business to an affiliate on a 75% coinsurance with funds withheld basis. Certain contractual features of these agreements qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivatives related to the funds withheld associated with these reinsurance agreements are included within other liabilities and were $4 million and $16 million at December 31, 2018 and 2017, respectively. Net derivative gains (losses) associated with these embedded derivatives were $12 million, ($6) million and ($2) million for the years ended December 31, 2018, 2017 and 2016, respectively.

  The Company ceded risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their estimated fair value are included within net derivative gains (losses). There were no embedded derivatives associated with the cessions included within premiums, reinsurance and other receivables at December 31, 2018 and 2017. Net derivative gains (losses) associated with the embedded derivatives were $0, ($110) million and $33 million for the years ended December 31, 2018, 2017 and 2016, respectively.

  Certain contractual features of the closed block agreement with MRC create an embedded derivative, which is separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and was $461 million and $882 million at December 31, 2018 and 2017, respectively. Net derivative gains (losses) associated with the embedded derivative were $421 million, ($115) million and ($73) million for the years ended December 31, 2018, 2017 and 2016, respectively.

  The Company assumed risks from affiliates related to guaranteed minimum benefit guarantees written directly by the affiliates. These assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with these agreements are included within policyholder account balances and were $0 and $3 million at December 31, 2018 and 2017, respectively. Net derivative gains (losses) associated with the embedded derivatives were $1 million, $263 million and ($32) million for the years ended December 31, 2018, 2017 and 2016, respectively.

  In January 2017, Brighthouse NY and NELICO recaptured risks related to certain variable annuities, including guaranteed minimum benefits, reinsured by the Company. These recaptures resulted in a decrease in cash and cash equivalents of $34 million, a decrease in premiums, reinsurance and other receivables of $77 million, a decrease in future policy benefits of $79 million, a decrease in policyholder account balances of $387 million and an increase in other liabilities of $76 million. The Company recognized a gain of $178 million, net of income tax, for the year ended December 31, 2017, as a result of these transactions.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)


  In January 2017, the Company recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities reinsured by Brighthouse Insurance. This recapture resulted in an increase in investments and cash and cash equivalents of $428 million and a decrease in premiums, reinsurance and other receivables of $565 million. The Company recognized a loss of $89 million, net of income tax, for the year ended December 31, 2017, as a result of this transaction.

  In April 2016, Brighthouse Insurance recaptured risks related to certain single premium deferred annuity contracts from the Company. As a result of this recapture, the significant effects to the Company were a decrease in investments and cash and cash equivalents of $4.3 billion and a decrease in DAC of $87 million, offset by a decrease in other liabilities of $4.0 billion. The Company recognized a loss of $95 million, net of income tax, for the year ended December 31, 2016, as a result of this recapture.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $451 million and $13 million of unsecured affiliated reinsurance recoverable balances at December 31, 2018 and 2017, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $11.4 billion and $11.5 billion at December 31, 2018 and 2017, respectively. The deposit liabilities on affiliated reinsurance were $837 million and $1.8 billion at December 31, 2018 and 2017, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


7. Closed Block

  On April 7, 2000 (the "Demutualization Date"), Metropolitan Life Insurance Company converted from a mutual life insurance company to a stock life insurance company and became a wholly-owned subsidiary of MetLife, Inc. The conversion was pursuant to an order by the New York Superintendent of Insurance approving Metropolitan Life Insurance Company's plan of reorganization, as amended (the "Plan of Reorganization"). On the Demutualization Date, Metropolitan Life Insurance Company established a closed block for the benefit of holders of certain individual life insurance policies of Metropolitan Life Insurance Company. Assets have been allocated to the closed block in an amount that has been determined to produce cash flows which, together with anticipated revenues from the policies included in the closed block, are reasonably expected to be sufficient to support obligations and liabilities relating to these policies, including, but not limited to, provisions for the payment of claims and certain expenses and taxes, and to provide for the continuation of policyholder dividend scales in effect for 1999, if the experience underlying such dividend scales continues, and for appropriate adjustments in such scales if the experience changes. At least annually, the Company compares actual and projected experience against the experience assumed in the then-current dividend scales. Dividend scales are adjusted periodically to give effect to changes in experience.

  The closed block assets, the cash flows generated by the closed block assets and the anticipated revenues from the policies in the closed block will benefit only the holders of the policies in the closed block. To the extent that, over time, cash flows from the assets allocated to the closed block and claims and other experience related to the closed block are, in the aggregate, more or less favorable than what was assumed when the closed block was established, total dividends paid to closed block policyholders in the future may be greater than or less than the total dividends that would have been paid to these policyholders if the policyholder dividend scales in effect for 1999 had been continued. Any cash flows in excess of amounts assumed will be available for distribution over time to closed block policyholders and will not be available to stockholders. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside of the closed block. The closed block will continue in effect as long as any policy in the closed block remains in-force. The expected life of the closed block is over 100 years from the Demutualization Date.

  The Company uses the same accounting principles to account for the participating policies included in the closed block as it used prior to the Demutualization Date. However, the Company establishes a policyholder dividend obligation for earnings that will be paid to policyholders as additional dividends as described below. The excess of closed block liabilities over closed block assets at the Demutualization Date (adjusted to eliminate the impact of related amounts in AOCI) represents the estimated maximum future earnings from the closed block expected to result from operations, attributed net of income tax, to the closed block. Earnings of the closed block are recognized in income over the period the policies and contracts in the closed block remain in-force. Management believes that over time the actual cumulative earnings of the closed block will approximately equal the expected cumulative earnings due to the effect of dividend changes. If, over the period the closed block remains in existence, the actual cumulative earnings of the closed block are greater than the expected cumulative earnings of the closed block, the Company will pay the excess to closed block policyholders as additional policyholder dividends unless offset by future unfavorable experience of the closed block and, accordingly, will recognize only the expected cumulative earnings in income with the excess recorded as a policyholder dividend obligation. If over such period, the actual cumulative earnings of the closed block are less than the expected cumulative earnings of the closed block, the Company will recognize only the actual earnings in income. However, the Company may change policyholder dividend scales in the future, which would be intended to increase future actual earnings until the actual cumulative earnings equal the expected cumulative earnings.

  Experience within the closed block, in particular mortality and investment yields, as well as realized and unrealized gains and losses, directly impact the policyholder dividend obligation. Amortization of the closed block DAC, which resides outside of the closed block, is based upon cumulative actual and expected earnings within the closed block. Accordingly, the Company's net income continues to be sensitive to the actual performance of the closed block.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Closed Block (continued)


  Closed block assets, liabilities, revenues and expenses are combined on a line-by-line basis with the assets, liabilities, revenues and expenses outside the closed block based on the nature of the particular item.

  Information regarding the closed block liabilities and assets designated to the closed block was as follows at:

                                                                                                        December 31,
                                                                                               ------------------------------
                                                                                                    2018            2017
                                                                                               --------------  --------------
                                                                                                        (In millions)
Closed Block Liabilities
Future policy benefits........................................................................  $      40,032   $      40,463
Other policy-related balances.................................................................            317             222
Policyholder dividends payable................................................................            431             437
Policyholder dividend obligation..............................................................            428           2,121
Deferred income tax liability.................................................................             28              --
Other liabilities.............................................................................            328             212
                                                                                               --------------  --------------
  Total closed block liabilities..............................................................         41,564          43,455
                                                                                               --------------  --------------
Assets Designated to the Closed Block
Investments:
Fixed maturity securities available-for-sale, at estimated fair value.........................         25,354          27,904
Equity securities, at estimated fair value....................................................             61              70
Contractholder-directed equity securities and fair value option securities, at estimated fair
 value........................................................................................             43              --
Mortgage loans................................................................................          6,778           5,878
Policy loans..................................................................................          4,527           4,548
Real estate and real estate joint ventures....................................................            544             613
Other invested assets.........................................................................            643             731
                                                                                               --------------  --------------
  Total investments...........................................................................         37,950          39,744
Accrued investment income.....................................................................            443             477
Premiums, reinsurance and other receivables; cash and cash equivalents........................             83              14
Current income tax recoverable................................................................             69              35
Deferred income tax asset.....................................................................             --              36
                                                                                               --------------  --------------
  Total assets designated to the closed block.................................................         38,545          40,306
                                                                                               --------------  --------------
  Excess of closed block liabilities over assets designated to the closed block...............          3,019           3,149
                                                                                               --------------  --------------
Amounts included in AOCI:
Unrealized investment gains (losses), net of income tax.......................................          1,089           1,863
Unrealized gains (losses) on derivatives, net of income tax...................................             86              (7)
Allocated to policyholder dividend obligation, net of income tax..............................           (338)         (1,379)
                                                                                               --------------  --------------
  Total amounts included in AOCI..............................................................            837             477
                                                                                               --------------  --------------
  Maximum future earnings to be recognized from closed block assets and liabilities...........  $       3,856   $       3,626
                                                                                               ==============  ==============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Closed Block (continued)


   See Note 1 for discussion of new accounting guidance related to U.S. Tax Reform.

   Information regarding the closed block policyholder dividend obligation was as follows:

                                                     Years Ended December 31,
                                              ---------------------------------------
                                                  2018         2017          2016
                                              -----------  ------------- ------------
                                                           (In millions)
Balance at January 1,........................  $    2,121   $      1,931  $     1,783
Change in unrealized investment and
 derivative gains (losses)...................      (1,693)           190          148
                                              -----------  ------------- ------------
Balance at December 31,......................  $      428   $      2,121  $     1,931
                                              ===========  ============= ============

   Information regarding the closed block revenues and expenses was as follows:

                                                      Years Ended December 31,
                                              ----------------------------------------
                                                  2018          2017          2016
                                              ------------  ------------  ------------
                                                            (In millions)
Revenues
Premiums..................................... $      1,672  $      1,736  $      1,804
Net investment income........................        1,758         1,818         1,902
Net investment gains (losses)................          (71)            1           (10)
Net derivative gains (losses)................           22           (32)           25
                                              ------------  ------------  ------------
 Total revenues..............................        3,381         3,523         3,721
                                              ------------  ------------  ------------
Expenses
Policyholder benefits and claims.............        2,475         2,453         2,563
Policyholder dividends.......................          968           976           953
Other expenses...............................          117           125           133
                                              ------------  ------------  ------------
 Total expenses..............................        3,560         3,554         3,649
                                              ------------  ------------  ------------
 Revenues, net of expenses before provision
   for income tax expense (benefit)..........         (179)          (31)           72
Provision for income tax expense (benefit)...          (39)           12            24
                                              ------------  ------------  ------------
 Revenues, net of expenses and provision for
   income tax expense (benefit).............. $       (140) $        (43) $         48
                                              ============  ============  ============

  Metropolitan Life Insurance Company charges the closed block with federal income taxes, state and local premium taxes and other state or local taxes, as well as investment management expenses relating to the closed block as provided in the Plan of Reorganization. Metropolitan Life Insurance Company also charges the closed block for expenses of maintaining the policies included in the closed block.

8. Investments

  See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

Fixed Maturity Securities AFS

  Fixed Maturity Securities AFS by Sector

    The following table presents the fixed maturity securities AFS by sector. Municipals includes taxable and tax-exempt revenue bonds, and to a much lesser extent, general obligations of states, municipalities and political subdivisions. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities AFS. Included within fixed maturity securities AFS are structured securities including RMBS, ABS and commercial mortgage-backed securities ("CMBS") (collectively, "Structured Securities").

                                     December 31, 2018                                 December 31, 2017
                      ------------------------------------------------ -------------------------------------------------
                                      Gross Unrealized                                 Gross Unrealized
                                ---------------------------  Estimated           ----------------------------  Estimated
                      Amortized         Temporary    OTTI      Fair    Amortized          Temporary    OTTI      Fair
                        Cost     Gains   Losses   Losses (1)   Value     Cost     Gains    Losses   Losses (1)   Value
                      --------- ------- --------- ---------- --------- --------- -------- --------- ---------- ---------
                                                                (In millions)
U.S. corporate....... $  53,927 $ 2,440 $   1,565  $    --   $  54,802 $  53,291 $  5,037 $     238  $    --   $  58,090
U.S. government and
 agency..............    28,139   2,388       366       --      30,161    35,021    3,755       231       --      38,545
Foreign corporate....    26,592     674     1,303       --      25,963    24,367    1,655       426       --      25,596
RMBS.................    22,186     831       305      (25)     22,737    21,735    1,039       181      (41)     22,634
ABS..................     8,599      40       112       --       8,527     7,808       73        15       --       7,866
Municipals...........     6,070     907        30       --       6,947     6,310    1,245         3        1       7,551
CMBS.................     5,471      48        75       --       5,444     5,390      124        26       --       5,488
Foreign government...     4,191     408       107       --       4,492     3,887      641        26       --       4,502
                      --------- ------- ---------  -------   --------- --------- -------- ---------  -------   ---------
 Total fixed
   maturity
   securities AFS.... $ 155,175 $ 7,736 $   3,863  $   (25)  $ 159,073 $ 157,809 $ 13,569 $   1,146  $   (40)  $ 170,272
                      ========= ======= =========  =======   ========= ========= ======== =========  =======   =========

-------------

(1) Noncredit OTTI losses included in AOCI in an unrealized gain position are due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

    The Company held non-income producing fixed maturity securities AFS with an estimated fair value of $14 million and $4 million with unrealized gains (losses) of ($1) million and ($3) million at December 31, 2018 and 2017, respectively.

  Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

    Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive and certain prepayment-sensitive Structured Securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Maturities of Fixed Maturity Securities AFS

    The amortized cost and estimated fair value of fixed maturity securities AFS, by contractual maturity date, were as follows at December 31, 2018:

                                                 Due After Five
                                   Due After One     Years                                  Total Fixed
                       Due in One  Year Through   Through Ten   Due After Ten  Structured     Maturity
                      Year or Less  Five Years       Years          Years      Securities  Securities AFS
                      ------------ ------------- -------------- ------------- ------------ --------------
                                                         (In millions)
Amortized cost....... $     7,499  $     27,652   $     28,623  $     55,145  $     36,256 $     155,175
Estimated fair value. $     7,436  $     27,705   $     28,543  $     58,681  $     36,708 $     159,073

    Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities AFS not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

  Continuous Gross Unrealized Losses for Fixed Maturity Securities AFS by Sector

    The following table presents the estimated fair value and gross unrealized losses of fixed maturity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                  December 31, 2018                           December 31, 2017
                     ------------------------------------------- -------------------------------------------
                                            Equal to or Greater                         Equal to or Greater
                      Less than 12 Months     than 12 Months      Less than 12 Months     than 12 Months
                     --------------------- --------------------- --------------------- ---------------------
                     Estimated    Gross    Estimated    Gross    Estimated    Gross    Estimated    Gross
                       Fair     Unrealized   Fair     Unrealized   Fair     Unrealized   Fair     Unrealized
                       Value      Losses     Value      Losses     Value      Losses     Value      Losses
                     ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
                                                      (Dollars in millions)
U.S. corporate...... $   23,398 $   1,176  $    3,043 $     389  $    3,727  $    57   $    2,523  $   181
U.S. government and
 agency.............      4,322        29       7,948       337      13,905       76        3,018      155
Foreign corporate...     12,911       893       2,138       410       1,677       43        3,912      383
RMBS................      5,611       107       4,482       173       3,673       30        3,332      110
ABS.................      5,958       105         223         7         732        3          358       12
Municipals..........        675        22          94         8         106        1          120        3
CMBS................      2,455        45         344        30         844        6          193       20
Foreign government..      1,364        83         191        24         247        6          265       20
                     ---------- ---------  ---------- ---------  ----------  -------   ----------  -------
 Total fixed
   maturity
   securities AFS... $   56,694 $   2,460  $   18,463 $   1,378  $   24,911  $   222   $   13,721  $   884
                     ========== =========  ========== =========  ==========  =======   ==========  =======
Total number of
 securities in an
 unrealized loss
 position...........      5,263                 1,125                 1,295                 1,103
                     ==========            ==========            ==========            ==========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Evaluation of Fixed Maturity Securities AFS for OTTI and Evaluating Temporarily Impaired Fixed Maturity Securities AFS

   Evaluation and Measurement Methodologies

     Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

     The methodology and significant inputs used to determine the amount of credit loss are as follows:

  . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

  . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

  . Additional considerations are made when assessing the unique features that apply to certain Structured Securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

  . When determining the amount of the credit loss for the following types of securities: U.S. and foreign corporate, foreign government and municipals, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

     With respect to securities that have attributes of debt and equity ("perpetual hybrid securities"), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


     The amortized cost of securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

     In periods subsequent to the recognition of OTTI on a security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the security in a prospective manner based on the amount and timing of estimated future cash flows.

   Current Period Evaluation

     Based on the Company's current evaluation of its securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2018. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), and changes in credit ratings, collateral valuation, and foreign currency exchange rates. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

     Gross unrealized losses on fixed maturity securities AFS increased
   $2.7 billion during the year ended December 31, 2018 to $3.8 billion. The increase in gross unrealized losses for the year ended December 31, 2018, was primarily attributable to increases in interest rates, widening credit spreads and, to a lesser extent, the impact of weakening of certain foreign currencies on non-functional currency denominated fixed maturity securities AFS.

     At December 31, 2018, $132 million of the total $3.8 billion of gross unrealized losses were from 22 fixed maturity securities AFS with an unrealized loss position of 20% or more of amortized cost for six months or greater.

   Investment Grade Fixed Maturity Securities AFS

     Of the $132 million of gross unrealized losses on fixed maturity securities AFS with an unrealized loss of 20% or more of amortized cost for six months or greater, $82 million, or 62%, were related to gross unrealized losses on 10 investment grade fixed maturity securities AFS. Unrealized losses on investment grade fixed maturity securities AFS are principally related to widening credit spreads since purchase and, with respect to fixed-rate fixed maturity securities AFS, rising interest rates since purchase.

   Below Investment Grade Fixed Maturity Securities AFS

     Of the $132 million of gross unrealized losses on fixed maturity securities AFS with an unrealized loss of 20% or more of amortized cost for six months or greater, $50 million, or 38%, were related to gross unrealized losses on 12 below investment grade fixed maturity securities AFS. Unrealized losses on below investment grade fixed maturity securities AFS are principally related to U.S. and foreign corporate securities (primarily industrial and utility securities) and CMBS and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainty. Management evaluates U.S. and foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuers and evaluates CMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, the payment terms of the underlying assets backing a particular security and the payment priority within the tranche structure of the security.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Equity Securities

    Equity securities are summarized as follows at:

                                                    December 31, 2018     December 31, 2017
                                                   -------------------- ---------------------
                                                   Estimated            Estimated
                                                     Fair      % of       Fair       % of
                                                     Value     Total      Value      Total
                                                   --------- ---------- ---------- ----------
                                                             (Dollars in millions)
Common stock...................................... $    442       57.2% $    1,251      75.5%
Non-redeemable preferred stock....................      331        42.8        407       24.5
                                                   --------  ---------- ---------- ----------
 Total equity securities.......................... $    773      100.0% $    1,658     100.0%
                                                   ========  ========== ========== ==========

  In connection with the adoption of new guidance related to the recognition and measurement of financial instruments (see Note 1), effective January 1, 2018, the Company has reclassified its investment in common stock in FHLB from equity securities to other invested assets. These investments are carried at redemption value and are considered restricted investments until redeemed by the respective FHLBanks. The carrying value of these investments at December 31, 2017 was $733 million.

Mortgage Loans

  Mortgage Loans by Portfolio Segment

    Mortgage loans are summarized as follows at:

                                                                 December 31,
                                                 ---------------------------------------------
                                                          2018                   2017
                                                 ---------------------- ----------------------
                                                  Carrying     % of      Carrying     % of
                                                   Value       Total      Value       Total
                                                 ----------- ---------- ----------- ----------
                                                             (Dollars in millions)
Mortgage loans:
Commercial...................................... $    38,123      59.9% $    35,440      60.6%
Agricultural....................................      14,164       22.2      12,712       21.8
Residential.....................................      11,392       17.9      10,058       17.2
                                                 ----------- ---------- ----------- ----------
 Total recorded investment......................      63,679      100.0      58,210       99.6
Valuation allowances............................       (291)      (0.5)       (271)      (0.5)
                                                 ----------- ---------- ----------- ----------
 Subtotal mortgage loans, net...................      63,388       99.5      57,939       99.1
Residential -- FVO..............................         299        0.5         520        0.9
                                                 ----------- ---------- ----------- ----------
 Total mortgage loans, net...................... $    63,687     100.0% $    58,459     100.0%
                                                 =========== ========== =========== ==========

    Information on commercial, agricultural and residential mortgage loans is presented in the tables below. Information on residential mortgage loans -- FVO is presented in Note 10. The Company elects the FVO for certain residential mortgage loans that are managed on a total return basis.

    The amount of net discounts, included within total recorded investment, is primarily attributable to residential mortgage loans, and at December 31, 2018 and 2017 was $907 million and $1.0 billion, respectively.

    The carrying value of foreclosed mortgage loans included in real estate and real estate joint ventures was $42 million and $44 million at December 31, 2018 and 2017, respectively.

    Purchases of mortgage loans, primarily residential, were $3.4 billion, $3.1 billion and $2.9 billion for the years ended December 31, 2018, 2017 and 2016, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


    The Company originates and acquires unaffiliated mortgage loans and simultaneously sells a portion to affiliates under master participation agreements. The aggregate amount of mortgage loan participation interests in unaffiliated mortgage loans sold by the Company to affiliates during the years ended December 31, 2018, 2017 and 2016 was $1.5 billion, $2.5 billion and $3.6 billion, respectively. In connection with the mortgage loan participations, the Company collected mortgage loan principal and interest payments from unaffiliated borrowers on behalf of affiliates and remitted such receipts to the affiliates in the amount of $1.5 billion, $1.8 billion and $2.1 billion during the years ended December 31, 2018, 2017 and 2016, respectively.

    The Company purchases unaffiliated mortgage loan participation interests under a master participation agreement from an affiliate, simultaneously with the affiliate's origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the Company from such affiliate during the year ended December 31, 2018 was $3.7 billion. The Company did not purchase any unaffiliated mortgage loan participation interests during the years ended December 31, 2017 and 2016. In connection with the mortgage loan participations, the affiliate collected mortgage loan principal and interest payments on the Company's behalf and the affiliate remitted such payments to the Company in the amount of $119 million during the year ended December 31, 2018.

  Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

    Mortgage loans by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

                                                                                Evaluated Collectively for       Impaired
                           Evaluated Individually for Credit Losses                  Credit Losses                Loans
                   --------------------------------------------------------     -------------------------- --------------------
                        Impaired Loans with a          Impaired Loans without a
                         Valuation Allowance             Valuation Allowance
                   --------------------------------    -----------------------
                    Unpaid                               Unpaid                                                       Average
                   Principal      Recorded  Valuation   Principal    Recorded     Recorded     Valuation   Carrying   Recorded
                    Balance      Investment Allowances   Balance    Investment   Investment    Allowances   Value    Investment
                   ----------    ---------- ---------- -----------  -----------  ------------  ----------  --------- ----------
                                                               (In millions)
December 31, 2018
Commercial........  $      --     $      --  $     --   $       --   $       --  $    38,123    $    190    $     --  $     --
Agricultural......         31            31         3          169          169       13,964          41         197       123
Residential.......         --            --        --          431          386       11,006          57         386       358
                   ----------    ---------- ---------  -----------  -----------  ------------  ---------   --------- ---------
  Total...........  $      31     $      31  $      3   $      600   $      555  $    63,093    $    288    $    583  $    481
                   ==========    ========== =========  ===========  ===========  ============  =========   ========= =========
December 31, 2017
Commercial........  $      --     $      --  $     --   $       --   $       --  $    35,440    $    173    $     --  $      5
Agricultural......         22            21         2           27           27       12,664          38          46        32
Residential.......         --            --        --          358          324        9,734          58         324       285
                   ----------    ---------- ---------  -----------  -----------  ------------  ---------   --------- ---------
  Total...........  $      22     $      21  $      2   $      385   $      351  $    57,838    $    269    $    370  $    322
                   ==========    ========== =========  ===========  ===========  ============  =========   ========= =========

    The average recorded investment for impaired commercial, agricultural and residential mortgage loans was $30 million, $49 million and $188 million, respectively, for the year ended December 31, 2016.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Valuation Allowance Rollforward by Portfolio Segment

    The changes in the valuation allowance, by portfolio segment, were as follows:

                                  Commercial   Agricultural   Residential      Total
                                -------------- ------------- ------------- --------------
                                                      (In millions)
Balance at January 1, 2016.....  $         165  $         37  $         55  $         257
Provision (release)............              6             1            23             30
Charge-offs, net of recoveries.             --            --          (16)           (16)
Dispositions (1)...............            (4)            --            --            (4)
                                -------------- ------------- ------------- --------------
Balance at December 31, 2016...            167            38            62            267
Provision (release)............              6             4             8             18
Charge-offs, net of recoveries.             --           (2)          (12)           (14)
                                -------------- ------------- ------------- --------------
Balance at December 31, 2017...            173            40            58            271
Provision (release)............             17             4             7             28
Charge-offs, net of recoveries.             --            --           (8)            (8)
                                -------------- ------------- ------------- --------------
Balance at December 31, 2018...  $         190  $         44  $         57  $         291
                                ============== ============= ============= ==============

-------------

(1) See Note 3.

   Valuation Allowance Methodology

     Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either
   (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience with loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

   Commercial and Agricultural Mortgage Loan Portfolio Segments

     The Company typically uses several years of historical experience in establishing non-specific valuation allowances which capture multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


     All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

     For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a portion of the portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company's ongoing review of its commercial mortgage loan portfolio.

     For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

   Residential Mortgage Loan Portfolio Segment

     The Company's residential mortgage loan portfolio is comprised primarily of closed end, amortizing residential mortgage loans. For evaluations of residential mortgage loans, the key inputs of expected frequency and expected loss reflect current market conditions, with expected frequency adjusted, when appropriate, for differences from market conditions and the Company's historical experience. In contrast to the commercial and agricultural mortgage loan portfolios, residential mortgage loans are smaller-balance homogeneous loans that are collectively evaluated for impairment. Non-specific valuation allowances are established using the evaluation framework described above for pools of loans with similar risk characteristics from inputs that are unique to the residential segment of the loan portfolio. Loan specific valuation allowances are only established on residential mortgage loans when they have been restructured and are established using the methodology described above for all loan portfolio segments.

     For residential mortgage loans, the Company's primary credit quality indicator is whether the loan is performing or nonperforming. The Company generally defines nonperforming residential mortgage loans as those that are 60 or more days past due and/or in nonaccrual status which is assessed monthly. Generally, nonperforming residential mortgage loans have a higher risk of experiencing a credit loss.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Credit Quality of Commercial Mortgage Loans

    The credit quality of commercial mortgage loans was as follows at:

                                         Recorded Investment
                       -------------------------------------------------------
                          Debt Service Coverage Ratios                          Estimated
                       ----------------------------------              % of       Fair       % of
                         > 1.20x   1.00x - 1.20x < 1.00x     Total     Total      Value      Total
                       ----------- ------------- -------- ----------- -------- ----------- ---------
                                                   (Dollars in millions)
December 31, 2018
Loan-to-value ratios:
Less than 65%.........  $   31,282   $     723    $    85  $   32,090    84.2%  $   32,440     84.3%
65% to 75%............       4,759          --         21       4,780     12.5       4,829      12.6
76% to 80%............         340         210         56         606      1.6         585       1.5
Greater than 80%......         480         167         --         647      1.7         613       1.6
                       -----------  ----------   -------- ----------- -------- ----------- ---------
  Total...............  $   36,861   $   1,100    $   162  $   38,123   100.0%  $   38,467    100.0%
                       ===========  ==========   ======== =========== ======== =========== =========
December 31, 2017
Loan-to-value ratios:
Less than 65%.........  $   29,346   $   1,359    $   198  $   30,903    87.2%  $   31,563     87.5%
65% to 75%............       3,245          95        114       3,454      9.7       3,465       9.6
76% to 80%............         149         171         57         377      1.1         363       1.0
Greater than 80%......         400         159        147         706      2.0         665       1.9
                       -----------  ----------   -------- ----------- -------- ----------- ---------
  Total...............  $   33,140   $   1,784    $   516  $   35,440   100.0%  $   36,056    100.0%
                       ===========  ==========   ======== =========== ======== =========== =========

  Credit Quality of Agricultural Mortgage Loans

     The credit quality of agricultural mortgage loans was as follows at:

                                             December 31,
                          --------------------------------------------------
                                    2018                      2017
                          ------------------------  ------------------------
                             Recorded      % of        Recorded      % of
                            Investment     Total      Investment     Total
                          -------------- ---------  -------------- ---------
                                         (Dollars in millions)
   Loan-to-value ratios:
   Less than 65%.........  $      13,075      92.3%  $      12,082      95.0%
   65% to 75%............          1,034       7.3             581       4.6
   76% to 80%............             32       0.2              40       0.3
   Greater than 80%......             23       0.2               9       0.1
                          -------------- ---------  -------------- ---------
       Total.............  $      14,164     100.0%  $      12,712     100.0%
                          ============== =========  ============== =========

     The estimated fair value of agricultural mortgage loans was $14.1 billion and $12.8 billion at December 31, 2018 and 2017, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Credit Quality of Residential Mortgage Loans

    The credit quality of residential mortgage loans was as follows at:

                                              December 31,
                            -------------------------------------------------
                                      2018                     2017
                            ------------------------ ------------------------
                              Recorded      % of       Recorded      % of
                              Investment     Total     Investment     Total
                            ------------- ---------- ------------- ----------
                                          (Dollars in millions)
   Performance indicators:
   Performing..............  $     10,990      96.5%  $      9,614      95.6%
   Nonperforming (1).......           402        3.5           444        4.4
                            ------------- ---------- ------------- ----------
     Total.................  $     11,392     100.0%  $     10,058     100.0%
                            ============= ========== ============= ==========

-------------

(1)Includes residential mortgage loans in process of foreclosure of $140 million and $132 million at December 31, 2018 and 2017, respectively.

    The estimated fair value of residential mortgage loans was $11.8 billion and $10.6 billion at December 31, 2018 and 2017, respectively.

  Past Due and Nonaccrual Mortgage Loans

     The Company has a high quality, well performing mortgage loan portfolio, with 99% of all mortgage loans classified as performing at both December 31, 2018 and 2017. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The past due and nonaccrual mortgage loans at recorded investment, prior to valuation allowances, by portfolio segment, were as follows at:

                                                  Greater than 90 Days Past Due and Still
                           Past Due                        Accruing Interest                          Nonaccrual
              ----------------------------------- --------------------------------------- -----------------------------------
              December 31, 2018 December 31, 2017 December 31, 2018   December 31, 2017   December 31, 2018 December 31, 2017
              ----------------- ----------------- -----------------   -----------------   ----------------- -----------------
                                                             (In millions)
Commercial...              $ --              $ --              $ --                $ --                $167              $ --
Agricultural.               204               134               109                 125                 105                36
Residential..               402               444                --                  --                 402               444
              ----------------- ----------------- -----------------   -----------------   ----------------- -----------------
  Total......              $606              $578              $109                $125                $674              $480
              ================= ================= =================   =================   ================= =================

  Mortgage Loans Modified in a Troubled Debt Restructuring

    The Company may grant concessions related to borrowers experiencing financial difficulties, which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concessions granted are considered in determining any impairment or changes in the specific valuation allowance recorded with the restructuring. Through the continuous monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring.

    For the year ended December 31, 2018, the Company had 440 residential mortgage loans modified in a troubled debt restructuring with carrying value of $96 million and $92 million pre-modification and post-modification, respectively. For the year ended December 31, 2017, the Company had 500 residential mortgage loans modified in a troubled debt restructuring with carrying value of $120 million and $108 million pre-modification and post-modification, respectively. For the years ended December 31, 2018 and 2017, the Company did not have a significant amount of agricultural mortgage loans and no commercial mortgage loans modified in a troubled debt restructuring.

    For both the years ended December 31, 2018 and 2017, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring with subsequent payment default.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Other Invested Assets

   Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9), tax credit and renewable energy partnerships, affiliated investments, annuities funding structured settlement claims, leveraged and direct financing leases and FHLB common stock. See "-- Related Party Investment Transactions" for information regarding affiliated investments and annuities funding structured settlement claims.

  Tax Credit Partnerships

   The carrying value of tax credit partnerships was $1.7 billion and $1.8 billion at December 31, 2018 and 2017, respectively. Losses from tax credit partnerships included within net investment income were $257 million, $259 million, and $166 million for the years ended December 31, 2018, 2017 and 2016, respectively.

  Leveraged and Direct Financing Leases

    Investment in leveraged and direct financing leases consisted of the following at:

                                               December 31,
                             ------------------------------------------------
                                      2018                     2017
                             ----------------------  ------------------------
                                           Direct                    Direct
                              Leveraged   Financing    Leveraged    Financing
                               Leases      Leases       Leases       Leases
                             ----------  ----------  ------------  ----------
                                               (In millions)
  Rental receivables, net... $      715  $      256  $        911  $      278
  Estimated residual values.        618          42           649          42
                             ----------  ----------  ------------  ----------
    Subtotal................      1,333         298         1,560         320
  Unearned income...........       (401)       (100)         (448)       (113)
                             ----------  ----------  ------------  ----------
    Investment in leases.... $      932  $      198  $      1,112  $      207
                             ==========  ==========  ============  ==========

    Rental receivables are generally due in periodic installments. The payment periods for leveraged leases generally range from one to 15 years but in certain circumstances can be over 25 years, while the payment periods for direct financing leases generally range from one to 25 years but in certain circumstances can be over 25 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At both December 31, 2018 and 2017, all leveraged lease receivables and direct financing rental receivables were performing.

    The Company's deferred income tax liability related to leveraged leases was $465 million and $875 million at December 31, 2018 and 2017, respectively.

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $5.0 billion and $3.1 billion at December 31, 2018 and 2017, respectively.

Net Unrealized Investment Gains (Losses)

  Unrealized investment gains (losses) on fixed maturity securities AFS, equity securities and derivatives and the effect on DAC, VOBA, DSI, future policy benefits and the policyholder dividend obligation, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                Years Ended December 31,
                                         --------------------------------------
                                             2018         2017          2016
                                         -----------  ------------  -----------
                                                      (In millions)
Fixed maturity securities AFS...........  $    3,890   $    12,349   $    7,912
Fixed maturity securities AFS with
 noncredit OTTI losses included in AOCI.          25            40           10
                                         -----------  ------------  -----------
 Total fixed maturity securities AFS....       3,915        12,389        7,922
Equity securities.......................          --           119           72
Derivatives.............................       1,742         1,396        2,244
Other...................................         231             1           16
                                         -----------  ------------  -----------
 Subtotal...............................       5,888        13,905       10,254
                                         -----------  ------------  -----------
Amounts allocated from:
Future policy benefits..................          (5)          (19)          (9)
DAC and VOBA related to noncredit OTTI
 losses recognized in AOCI..............          --            --          (1)
DAC, VOBA and DSI.......................        (571)         (790)        (569)
Policyholder dividend obligation........        (428)       (2,121)      (1,931)
                                         -----------  ------------  -----------
 Subtotal...............................      (1,004)      (2,930)       (2,510)
Deferred income tax benefit (expense)
 related to noncredit OTTI losses
 recognized in AOCI.....................          (5)          (14)          (3)
Deferred income tax benefit (expense)...        (982)       (3,704)      (2,690)
                                         -----------  ------------  -----------
Net unrealized investment gains (losses)  $    3,897   $     7,257   $    5,051
                                         ===========  ============  ===========

  The changes in net unrealized investment gains (losses) were as follows:

                                                Years Ended December 31,
                                         -------------------------------------
                                             2018         2017         2016
                                         -----------  -----------  -----------
                                                     (In millions)
Balance at January 1,...................  $    7,257   $    5,051   $    4,773
Cumulative effects of changes in
 accounting principles, net of income
 tax (Note 1)...........................       1,310           --           --
Fixed maturity securities AFS on which
 noncredit OTTI losses have been
 recognized.............................         (15)          30           49
Unrealized investment gains (losses)
 during the year........................      (7,883)       3,621          541
Unrealized investment gains (losses)
 relating to:...........................
Future policy benefits..................          14          (10)          (2)
DAC and VOBA related to noncredit OTTI
 losses recognized in AOCI..............          --            1           (1)
DAC, VOBA and DSI.......................         219         (221)           3
Policyholder dividend obligation........       1,693         (190)        (148)
Deferred income tax benefit (expense)
 related to noncredit OTTI losses
 recognized in AOCI.....................           9          (11)         (17)
Deferred income tax benefit (expense)...       1,293       (1,014)        (148)
                                         -----------  -----------  -----------
 Net unrealized investment gains
   (losses).............................       3,897        7,257        5,050
Net unrealized investment gains
 (losses) attributable to
 noncontrolling interests...............          --           --            1
                                         -----------  -----------  -----------
Balance at December 31,.................  $    3,897   $    7,257   $    5,051
                                         ===========  ===========  ===========
Change in net unrealized investment
 gains (losses).........................  $   (3,360)  $    2,206   $      277
Change in net unrealized investment
 gains (losses) attributable to
 noncontrolling interests...............          --           --            1
                                         -----------  -----------  -----------
Change in net unrealized investment
 gains (losses) attributable to
 Metropolitan Life Insurance Company....  $   (3,360)  $    2,206   $      278
                                         ===========  ===========  ===========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both December 31, 2018 and 2017.

Securities Lending and Repurchase Agreements

  Securities, Collateral and Reinvestment Portfolio

  A summary of the securities lending and repurchase agreements transactions is as follows:

                                                          December 31,
             -------------------------------------------------------------------------------------------------------------
                                    2018                                                   2017
             ------------------------------------------------------ ------------------------------------------------------
                 Securities on Loan (1)                                 Securities on Loan (1)
             --------------------------                             --------------------------
                                             Cash                                                   Cash
                                          Collateral   Reinvestment                              Collateral   Reinvestment
                                        Received from  Portfolio at                            Received from  Portfolio at
              Amortized    Estimated    Counterparties  Estimated    Amortized    Estimated    Counterparties  Estimated
                Cost       Fair Value      (2) (3)      Fair Value     Cost       Fair Value      (2) (3)      Fair Value
              -----------  -----------  -------------- ------------  -----------  -----------  -------------- ------------
                                                          (In millions)
Securities
 lending.... $    12,521   $    13,138   $    13,351   $    13,376  $    13,887   $    14,852   $    15,170   $    15,188
Repurchase
 agreements. $       974   $     1,020   $     1,000   $     1,001  $       900   $     1,031   $     1,000   $     1,000

---------------

(1)Securities on loan in connection with securities lending are included within fixed maturities securities AFS and securities on loan in connection with repurchase agreements are included within fixed maturities securities AFS, cash equivalents and short-term investments.

(2)In connection with securities lending, in addition to cash collateral received, the Company received from counterparties security collateral of $64 million and $11 million at December 31, 2018 and 2017, respectively, which may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

(3)The securities lending liability for cash collateral is included within payables for collateral under securities loaned and other transactions; and the repurchase agreements liability for cash collateral is included within payables for collateral under securities loaned and other transactions and other liabilities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Contractual Maturities

  A summary of the remaining contractual maturities of securities lending agreements and repurchase agreements is as follows:

                                                                               December 31,
                                                    -------------------------------------------------------------------
                                                                  2018                              2017
                                                    --------------------------------- ---------------------------------
                                                       Remaining Maturities of the       Remaining Maturities of the
                                                               Agreements                        Agreements
                                                    --------------------------------- ---------------------------------
                                                                      Over                              Over
                                                             1 Month 1 to 6                    1 Month 1 to 6
                                                    Open (1) or Less Months   Total   Open (1) or Less Months   Total
                                                    -------- ------- ------- -------- -------- ------- ------- --------
                                                                               (In millions)
Cash collateral liability by loaned security type:
  Securities lending:
    U.S. government and agency..................... $ 1,970  $ 7,426 $ 3,955 $ 13,351 $ 2,927  $ 5,279 $ 6,964 $ 15,170
  Repurchase agreements:
    U.S. government and agency..................... $    --  $ 1,000 $    -- $  1,000 $    --  $ 1,000 $    -- $  1,000

-------------

(1) The related loaned security could be returned to the Company on the next business day, which would require the Company to immediately return the cash collateral. The estimated fair value of the securities on loan related to this cash collateral at December 31, 2018 was $1.9 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

  If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both.

  The securities lending and repurchase agreements reinvestment portfolios acquired with the cash collateral consisted principally of high quality, liquid, publicly-traded fixed maturity securities AFS, short-term investments, cash equivalents or held in cash. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

Invested Assets on Deposit and Pledged as Collateral

  Invested assets on deposit and pledged as collateral are presented below at estimated fair value for all asset classes, except mortgage loans, which are presented at carrying value at:

                                                                   December 31,
                                                              -----------------------
                                                                 2018        2017
                                                              ----------- -----------
                                                                   (In millions)
Invested assets on deposit (regulatory deposits)............. $        47 $        49
Invested assets pledged as collateral (1)....................      20,207      20,775
                                                              ----------- -----------
  Total invested assets on deposit and pledged as collateral. $    20,254 $    20,824
                                                              =========== ===========

-------------

(1) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4), derivative transactions (see Note 9) and secured debt (See Note 11).

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  See "-- Securities Lending and Repurchase Agreements" for information regarding securities supporting securities lending and repurchase agreement transactions and Note 7 for information regarding investments designated to the closed block. In addition, the restricted investment in FHLB common stock was $724 million and $733 million, at redemption value, at December 31, 2018 and 2017, respectively (see Note 1).

Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If, subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

  The Company's PCI investments had an outstanding principal balance of $3.9 billion and $4.6 billion at December 31, 2018 and 2017, respectively, which represents the contractually required principal and accrued interest payments whether or not currently due and a carrying value (estimated fair value of the investments plus accrued interest) of $3.2 billion and $3.8 billion at December 31, 2018 and 2017, respectively. Accretion of accretable yield on PCI investments recognized in earnings in net investment income was $266 million and $273 million for the years ended December 31, 2018 and 2017, respectively. Purchases of PCI investments were insignificant in both of the years ended December 31, 2018 and 2017.

Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $11.5 billion at December 31, 2018. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $3.1 billion at December 31, 2018. Except for certain real estate joint ventures and certain funds, the Company's investments in its remaining real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for two of the three most recent annual periods: 2017 and 2016. The Company is providing the following aggregated summarized financial data for such equity method investments, for the most recent annual periods, in order to provide comparative information. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2018, 2017 and 2016. Aggregate total assets of these entities totaled $466.8 billion and $450.0 billion at December 31, 2018 and 2017, respectively. Aggregate total liabilities of these entities totaled
$56.3 billion and $59.5 billion at December 31, 2018 and 2017, respectively. Aggregate net income (loss) of these entities totaled $42.7 billion, $35.0 billion and $27.6 billion for the years ended December 31, 2018, 2017 and 2016, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

  The Company has invested in legal entities that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Consolidated VIEs

    Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

    The following table presents the total assets and total liabilities relating to investment related VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at:

                                                                December 31,
                                                ---------------------------------------------
                                                         2018                   2017
                                                ---------------------- ----------------------
                                                  Total       Total      Total       Total
                                                  Assets   Liabilities   Assets   Liabilities
                                                ---------- ----------- ---------- -----------
                                                                (In millions)
Real estate joint ventures (1)................. $    1,394 $       --  $    1,077 $       --
Renewable energy partnership (2)...............        102         --         116          3
Investment fund (primarily mortgage loans) (3).        219         --          --         --
Other investments (2)..........................         21          5          32          6
                                                ---------- ----------- ---------- -----------
  Total........................................ $    1,736 $        5  $    1,225 $        9
                                                ========== =========== ========== ===========

-------------

(1) The Company's investment in these affiliated real estate joint ventures was $1.3 billion and $1.0 billion at December 31, 2018 and 2017, respectively. Other affiliates' investments in these affiliated real estate joint ventures were $123 million and $85 million at December 31, 2018 and 2017, respectively.

(2) Assets of the renewable energy partnership and other investments primarily consisted of other invested assets.

(3) The investment by the Company and its affiliate in this affiliated investment fund was $178 million and $41 million, respectively, at December 31, 2018.

  Unconsolidated VIEs

    The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                          December 31,
                                     -------------------------------------------------------
                                                2018                        2017
                                     --------------------------- ---------------------------
                                                      Maximum                     Maximum
                                        Carrying     Exposure       Carrying     Exposure
                                        Amount       to Loss (1)    Amount       to Loss (1)
                                     ------------- ------------- ------------- -------------
                                                          (In millions)
Fixed maturity securities AFS:
  Structured Securities (2)......... $      35,112 $      35,112 $      34,284 $      34,284
  U.S. and foreign corporate........           669           669         1,166         1,166
Other limited partnership interests.         3,979         6,405         3,561         5,765
Other invested assets...............         1,914         2,066         2,172         2,506
Real estate joint ventures..........            33            37            38            43
                                     ------------- ------------- ------------- -------------
  Total............................. $      41,707 $      44,289 $      41,221 $      43,764
                                     ============= ============= ============= =============

-------------

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


(1) The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties of $93 million and $117 million at December 31, 2018 and 2017, respectively. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

    As described in Note 16, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during each of the years ended December 31, 2018, 2017 and 2016.

    During 2018 and 2017, the Company securitized certain residential mortgage loans and acquired an interest in the related RMBS issued. While the Company has a variable interest in the issuer of the securities, it is not the primary beneficiary of the issuer of the securities since it does not have any rights to remove the servicer or veto rights over the servicer's actions. The carrying value and the estimated fair value of mortgage loans were $451 million and $478 million, respectively, for loans sold during 2018, and $319 million and $339 million, respectively, for loans sold during 2017. Gains on securitizations of $27 million and $20 million during the years ended December 31, 2018 and 2017, respectively, were included within net investment gains (losses). The estimated fair value of RMBS acquired in connection with the securitizations was $98 million and $52 million at December 31, 2018 and 2017, respectively, which was included in the carrying amount and maximum exposure to loss for Structured Securities presented above. See Note 10 for information on how the estimated fair value of mortgage loans and RMBS is determined, the valuation approaches and key inputs, their placement in the fair value hierarchy, and for certain RMBS, quantitative information about the significant unobservable inputs and the sensitivity of their estimated fair value to changes in those inputs.

Net Investment Income

   The components of net investment income were as follows:

                                                           Years Ended December 31,
                                                   -----------------------------------------
                                                       2018          2017          2016
                                                   ------------- ------------- -------------
                                                                 (In millions)
Investment income:
Fixed maturity securities AFS.....................   $     7,268   $     7,057   $     7,653
Equity securities.................................            42            97            90
Mortgage loans....................................         2,822         2,647         2,539
Policy loans......................................           297           310           404
Real estate and real estate joint ventures........           472           446           488
Other limited partnership interests...............           519           625           413
Cash, cash equivalents and short-term investments.           121            74            43
FVO Securities (1)................................            22            --             3
Operating joint venture...........................            37            19             9
Other.............................................           261           133           204
                                                   ------------- ------------- -------------
  Subtotal........................................        11,861        11,408        11,846
Less: Investment expenses.........................           942           895           763
                                                   ------------- ------------- -------------
  Net investment income...........................   $    10,919   $    10,513   $    11,083
                                                   ============= ============= =============

-------------

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

(1) Changes in estimated fair value subsequent to purchase for investments still held as of the end of the respective periods included in net investment income were $22 million for the year ended December 31, 2018. There were no changes in estimated fair value subsequent to purchase for investments still held as of the end of the respective periods for the years ended December 31, 2017 and 2016.

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

    The Company invests in real estate joint ventures, other limited partnership interests and tax credit and renewable energy partnerships, and also does business through an operating joint venture, the majority of which are accounted for under the equity method. Net investment income from other limited partnership interests and an operating joint venture, accounted for under the equity method; and real estate joint ventures and tax credit and renewable energy partnerships, primarily accounted for under the equity method, totaled $344 million, $300 million and $239 million for the years ended December 31, 2018, 2017, and 2016, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Net Investment Gains (Losses)

  Components of Net Investment Gains (Losses)

    The components of net investment gains (losses) were as follows:

                                                  Years Ended December 31,
                                         -------------------------------------
                                              2018         2017         2016
                                         -----------  -----------  -----------
                                                     (In millions)
Total gains (losses) on fixed maturity
 securities AFS:
Total OTTI losses recognized -- by
 sector and industry:
U.S. and foreign corporate securities
 -- by industry:
Consumer................................  $      (19)  $       (5)  $       --
Industrial..............................          (2)          --          (58)
Finance.................................          (2)          --           --
Utility.................................          --           --          (20)
Communications..........................          --           --           (3)
                                         -----------  -----------  -----------
 Total U.S. and foreign corporate
   securities...........................         (23)          (5)         (81)
RMBS....................................          --           --          (16)
Municipals..............................          --           (1)          --
                                         -----------  -----------  -----------
 OTTI losses on fixed maturity
   securities AFS recognized in earnings         (23)          (6)         (97)
Fixed maturity securities AFS -- net
 gains (losses) on sales and disposals..         107           23          169
                                         -----------  -----------  -----------
 Total gains (losses) on fixed maturity
   securities AFS.......................          84           17           72
                                         -----------  -----------  -----------
Total gains (losses) on equity
 securities:
Total OTTI losses recognized -- by
 security type:
Common stock............................          --          (23)         (75)
Non-redeemable preferred stock..........          --           (1)          --
                                         -----------  -----------  -----------
 OTTI losses on equity securities
   recognized in earnings...............          --          (24)         (75)
Equity securities -- net gains (losses)
 on sales and disposals.................          17            7           19
Change in estimated fair value of
 equity securities (1)..................        (101)          --           --
                                         -----------  -----------  -----------
 Total gains (losses) on equity
   securities...........................         (84)         (17)         (56)
Mortgage loans..........................         (50)         (34)         (20)
Real estate and real estate joint
 ventures...............................         311          607          142
Other limited partnership interests.....           8          (52)         (59)
Other (2)...............................        (162)        (115)         (32)
                                         -----------  -----------  -----------
 Subtotal...............................         107          406           47
                                         -----------  -----------  -----------
Change in estimated fair value of other
 limited partnership interests and real
 estate joint ventures..................          11           --           --
Non-investment portfolio gains (losses).          35          (72)          85
                                         -----------  -----------  -----------
 Total net investment gains (losses)....  $      153   $      334   $      132
                                         ===========  ===========  ===========

--------

(1)Changes in estimated fair value subsequent to purchase for equity securities still held as of the end of the period included in net investment gains (losses) were ($82) million for the year ended December 31, 2018. See Note 1.

(2)Other gains (losses) included a renewable energy partnership realized loss of $83 million and a leveraged lease impairment of $105 million for the year ended December 31, 2018.

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


    Gains (losses) from foreign currency transactions included within net investment gains (losses) were $21 million, ($142) million and $89 million for the years ended December 31, 2018, 2017 and 2016, respectively.

  Sales or Disposals and Impairments of Fixed Maturity Securities AFS

    Sales of securities are determined on a specific identification basis. Proceeds from sales or disposals and the components of net investment gains (losses) were as shown in the table below:

                                            Years Ended December 31,
                                     -------------------------------------
                                         2018         2017         2016
                                     -----------  -----------  -----------
                                                 (In millions)
    Proceeds........................  $   53,042   $   34,483   $   58,812
                                     ===========  ===========  ===========
    Gross investment gains..........  $      604   $      278   $      755
    Gross investment losses.........        (497)        (255)        (586)
    OTTI losses.....................         (23)          (6)         (97)
                                     -----------  -----------  -----------
      Net investment gains (losses).  $       84   $       17   $       72
                                     ===========  ===========  ===========

  Credit Loss Rollforward of Fixed Maturity Securities AFS

    The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities AFS still held for which a portion of the OTTI loss was recognized in OCI:

                                                                                                          Years Ended December 31,
                                                                                                      ---------------------------
                                                                                                         2018           2017
                                                                                                       ----------    -----------
                                                                                                           (In millions)
Balance at January 1,................................................................................  $     110     $      157
Additions:
  Initial impairments -- credit loss OTTI on securities not previously impaired......................         --              1
Reductions:
  Sales (maturities, pay downs or prepayments) of securities previously impaired as credit loss OTTI.        (38)           (47)
  Increase in cash flows -- accretion of previous credit loss OTTI...................................         (2)            (1)
                                                                                                       ----------    -----------
Balance at December 31,..............................................................................  $      70     $      110
                                                                                                       ==========    ===========

Related Party Investment Transactions

   Recurring related party investments and related net investment income were as follows at and for the years ended:

                                                                                December 31,    Years Ended December 31,
                                                                              ----------------- ------------------------
                                                                                2018     2017   2018     2017    2016
                                                                              -------- --------  -----    -----   -----
   Investment Type/Balance Sheet Category           Related Party              Carrying Value   Net Investment Income
--------------------------------------    ----------------------------------- ----------------- ------------------------
                                                                                         (In millions)
        Affiliated investments
         (1)............................. MetLife, Inc.                       $  1,798 $  1,843 $  31    $  78   $  91
        Affiliated investments
         (2)............................. American Life Insurance Company          100      100     3        3       3
        Affiliated investments            Metropolitan Property and Casualty
         (3)............................. Insurance Company                        315      315    10        6       5
                                                                              -------- --------  -----    -----   -----
        Other invested assets............                                     $  2,213 $  2,258 $  44    $  87   $  99
                                                                              ======== ========  =====    =====   =====
        Money market pool (4)............ Metropolitan Money Market Pool      $     52 $     70 $   1    $   1   $  --
                                                                              -------- --------  -----    -----   -----
        Short-term investments...........                                     $     52 $     70 $   1    $   1   $  --
                                                                              ======== ========  =====    =====   =====

--------

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


(1)Represents an investment in affiliated senior notes. In March 2018, three senior notes previously issued by MetLife, Inc. to the Company were redenominated to Japanese yen. A $500 million senior note was redenominated to a new 53.3 billion Japanese yen senior note to the Company. The
   53.3 billion Japanese yen senior note matures in June 2019 and bears interest at a rate per annum of 1.45%, payable semi-annually. A $250 million senior note was redenominated to a new 26.5 billion Japanese yen senior note to the Company. The 26.5 billion Japanese yen senior note matures in October 2019 and bears interest at a rate per annum of 1.72%, payable semi-annually. Another $250 million senior note was also redenominated to a new
   26.5 billion Japanese yen senior note to the Company. The 26.5 billion Japanese yen senior note matures in September 2020 and bears interest at a rate per annum of 0.82%, payable semi-annually. In the second quarter of 2018, the remaining $825 million of affiliated senior notes previously issued by MetLife, Inc. to the Company were redenominated into two new senior notes totaling 38.5 billion Japanese yen which mature in July 2021 and bear interest at a rate per annum of 2.97%, payable semi-annually, and into two new senior notes totaling 51.0 billion Japanese yen which mature in December 2021 and bear interest at a rate per annum of 3.14%, payable semi-annually.

(2)Represents an investment in an affiliated surplus note. The surplus note, which bears interest at a fixed rate of 3.17%, payable semiannually, is due on June 30, 2020.

(3)Represents an investment in affiliated preferred stock. Dividends are payable quarterly at a variable rate.

(4)The investment has a variable rate of return.

   The Company transfers invested assets, primarily consisting of fixed maturity securities AFS, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                           Years Ended December 31,
                                                                     -----------------------------
                                                                       2018     2017 (1)   2016 (2)
                                                                     -------  ---------- ----------
                                                                             (In millions)
Estimated fair value of invested assets transferred to affiliates... $    --   $    453  $    5,678
Amortized cost of invested assets transferred to affiliates......... $    --   $    416  $    5,338
Net investment gains (losses) recognized on transfers............... $    --   $     37  $      340
Estimated fair value of invested assets transferred from affiliates. $    77   $    306  $    1,583

--------
(1)In January 2017, the Company received transferred investments with an estimated fair value of $292 million, which are included in the table above, in addition to $275 million in cash related to the recapture by the Company of risks from minimum benefit guarantees on certain variable annuities previously reinsured by Brighthouse Insurance. See Note 6 for additional information related to the separation of Brighthouse.

(2)In April 2016, the Company transferred investments and cash and cash equivalents with an amortized cost and estimated fair value of $4.0 billion and $4.3 billion, respectively, for the recapture by Brighthouse Insurance of risks related to certain single premium deferred annuity contracts previously reinsured to Brighthouse Insurance, which are included in the table above. Also, in November 2016, the Company transferred investments and cash and cash equivalents with an amortized cost and estimated fair value of $863 million and $933 million, respectively, for the recapture by Brighthouse NY of risks related to certain single premium deferred annuity contracts previously reinsured to Brighthouse NY, which are included in the table above. See Note 6 for additional information related to the separation of Brighthouse.

    As a structured settlements assignment company, the Company purchased annuities from Brighthouse to fund the periodic structured settlement claim payment obligations it assumed. Each annuity purchased is contractually designated to the assumed claim obligation it funds. The aggregate related party annuity contract values recorded, for which the Company has also recorded unpaid claim obligations of equal amounts, were $1.3 billion at December 31, 2017. The related party net investment income and corresponding policyholder benefits and claims recognized were $36 million, $69 million and $64 million for the years ended December 31, 2018, 2017 and 2016, respectively. See Note 6 for information related to the separation of Brighthouse.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


    The related party funds withheld from Brighthouse had a carrying value of $157 million at December 31, 2017. The related party other revenue and corresponding policyholder benefits and claims recognized were $7 million, $20 million and $11 million for the years ended December 31, 2018, 2017 and 2016, respectively. See Note 6 for information related to the separation of Brighthouse and related party reinsurance transactions.

    In March 2017, the Company purchased from Brighthouse Insurance an interest in an operating joint venture for $286 million, which was settled in cash in April 2017.

    Through March 31, 2018, the Company provided investment administrative services to certain affiliates. The related investment administrative service charges to these affiliates were $19 million, $73 million and $172 million for the years ended December 31, 2018, 2017 and 2016, respectively. Effective April 1, 2018, the Company receives investment advisory services from an affiliate. The related affiliated investment advisory charges to the Company since April 1, 2018 were $198 million for the year ended December 31, 2018.

    See "-- Mortgage Loans -- Mortgage Loans by Portfolio Segment" for discussion of mortgage loan participation agreements with affiliates.

    See "-- Variable Interest Entities" for information on investments in affiliated real estate joint ventures and affiliated investment fund.

9. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 10 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps and structured interest rate swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

Interest Rate Derivatives

  The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, interest rate total return swaps, caps, floors, swaptions, futures and forwards.

  Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

  The Company uses structured interest rate swaps to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. government and agency, or other fixed maturity securities AFS. Structured interest rate swaps are included in interest rate swaps and are not designated as hedging instruments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  Interest rate total return swaps are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and a benchmark interest rate, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. Interest rate total return swaps are used by the Company to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate total return swaps in nonqualifying hedging relationships.

  The Company purchases interest rate caps primarily to protect its floating rate liabilities against rises in interest rates above a specified level and against interest rate exposure arising from mismatches between assets and liabilities, and interest rate floors primarily to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

  In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts and to pledge initial margin based on futures exchange requirements. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance, and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

  Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

  The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow and nonqualifying hedging relationships.

  A synthetic GIC is a contract that simulates the performance of a traditional GIC through the use of financial instruments. Under a synthetic GIC, the contractholder owns the underlying assets. The Company guarantees a rate of return on those assets for a premium. Synthetic GICs are not designated as hedging instruments.

Foreign Currency Exchange Rate Derivatives

  The Company uses foreign currency exchange rate derivatives, including foreign currency swaps and foreign currency forwards, to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

  In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and nonqualifying hedging relationships.

  In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company utilizes foreign currency forwards in nonqualifying hedging relationships.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Credit Derivatives

  The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations and involuntary restructuring for corporate obligors, as well as repudiation, moratorium or governmental intervention for sovereign obligors. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

  The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency, or other fixed maturity securities AFS. These credit default swaps are not designated as hedging instruments.

  The Company also entered into certain purchased and written credit default swaps held in relation to trading portfolios for the purpose of generating profits on short-term differences in price. These credit default swaps were not designated as hedging instruments. As of December 31, 2016, the Company no longer maintained a trading portfolio for derivatives.

  The Company enters into forwards to lock in the price to be paid for forward purchases of certain securities. The price is agreed upon at the time of the contract and payment for the contract is made at a specified future date. When the primary purpose of entering into these transactions is to hedge against the risk of changes in purchase price due to changes in credit spreads, the Company designates these transactions as credit forwards. The Company utilizes credit forwards in cash flow hedging relationships.

Equity Derivatives

  The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and equity total return swaps.

  Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the underlying equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

  Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

  In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts and to pledge initial margin based on futures exchange requirements. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  In an equity total return swap, the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and a benchmark interest rate, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses equity total return swaps to hedge its equity market guarantees in certain of its insurance products. Equity total return swaps can be used as hedges or to synthetically create investments. The Company utilizes equity total return swaps in nonqualifying hedging relationships.

Primary Risks Managed by Derivatives

   The following table presents the primary underlying risk exposure, gross notional amount and estimated fair value of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                        December 31,
                                                            --------------------------------------------------------------------
                                                                          2018                               2017
                                                            --------------------------------- ----------------------------------
                                                                        Estimated Fair Value               Estimated Fair Value
                                                                       ----------------------             ----------------------
                                                              Gross                             Gross
                                                             Notional                          Notional
                          Primary Underlying Risk Exposure    Amount    Assets    Liabilities   Amount     Assets    Liabilities
                          --------------------------------  ---------- --------- ------------ ----------- --------- ------------
                                                                                       (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges:
Interest rate swaps...... Interest rate                      $   2,446  $  2,197   $       2   $    3,826  $  2,289   $       3
Foreign currency swaps... Foreign currency exchange rate         1,191        49          --        1,082        47          17
                                                            ---------- ---------  ----------  ----------- ---------  ----------
 Subtotal................                                        3,637     2,246           2        4,908     2,336          20
                                                            ---------- ---------  ----------  ----------- ---------  ----------
Cash flow hedges:
Interest rate swaps...... Interest rate                          3,181       139           1        3,337       234          --
Interest rate forwards... Interest rate                          3,023        --         216        3,333        --         127
Foreign currency swaps... Foreign currency exchange rate        26,239     1,218       1,318       22,287       795       1,078
                                                            ---------- ---------  ----------  ----------- ---------  ----------
 Subtotal................                                       32,443     1,357       1,535       28,957     1,029       1,205
                                                            ---------- ---------  ----------  ----------- ---------  ----------
 Total qualifying hedges.                                       36,080     3,603       1,537       33,865     3,365       1,225
                                                            ---------- ---------  ----------  ----------- ---------  ----------
Derivatives Not Designated or Not Qualifying as Hedging Instruments:
Interest rate swaps...... Interest rate                         36,238     1,507          85       43,028     1,722         336
Interest rate floors..... Interest rate                         12,701       102          --        7,201        91          --
Interest rate caps....... Interest rate                         54,576       154           1       53,079        78           2
Interest rate futures.... Interest rate                            794        --           1        2,257         1           2
Interest rate options.... Interest rate                         24,340       185          --        7,525       142          11
Interest rate total
 return swaps............ Interest rate                          1,048        33           2        1,048         8           2
Synthetic GICs........... Interest rate                         18,006        --          --       11,318        --          --
Foreign currency swaps... Foreign currency exchange rate         5,986       700          79        6,739       547         164
Foreign currency forwards Foreign currency exchange rate           943        15          14          961        16           7
Credit default swaps --
 purchased............... Credit                                   858        24           4          980         7           8
Credit default swaps --
 written................. Credit                                 7,864        67          13        7,874       181          --
Equity futures........... Equity market                          1,006         1           6        1,282         5           1
Equity index options..... Equity market                         23,162       706         396       14,408       384         476
Equity variance swaps.... Equity market                          1,946        32          81        3,530        45         169
Equity total return swaps Equity market                            886        89          --        1,077        --          39
                                                            ---------- ---------  ----------  ---------------------  ----------
 Total non-designated or nonqualifying derivatives........     190,354     3,615         682      162,307     3,227       1,217
                                                            ---------- ---------  ----------  ---------------------  ----------
 Total....................................................   $ 226,434  $  7,218   $   2,219   $  196,172  $  6,592   $   2,442
                                                            ========== =========  ==========  =========== =========  ==========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2018 and 2017. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps and interest rate swaps that are used to synthetically create investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

Net Derivative Gains (Losses)

   The components of net derivative gains (losses) were as follows:

                                                               Years Ended December 31,
                                                        --------------------------------------
                                                           2018        2017          2016
                                                        ---------- ------------  -------------
                                                                    (In millions)
Freestanding derivative and hedging gains (losses) (1).  $     390  $      (771)  $      (715)
Embedded derivative gains (losses).....................        376          427          (423)
                                                        ---------- ------------  -------------
  Total net derivative gains (losses)..................  $     766  $     (344)   $    (1,138)
                                                        ========== ============  =============

-------------

(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships, which are not presented elsewhere in this note.

   The following table presents earned income on derivatives:

                                                           Years Ended December 31,
                                                    --------------------------------------
                                                       2018         2017          2016
                                                    ----------- ------------  ------------
                                                                 (In millions)
Qualifying hedges:
Net investment income..............................  $      371  $       302   $       280
Interest credited to policyholder account balances.       (113)          (64)           (1)
Nonqualifying hedges:
Net investment income..............................          --           --            (1)
Net derivative gains (losses)......................         339          406           577
Policyholder benefits and claims...................           8            5             4
                                                    ----------- ------------  ------------
  Total............................................  $      605  $       649   $       859
                                                    =========== ============  ============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Nonqualifying Derivatives and Derivatives for Purposes Other Than Hedging

   The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or not qualifying as hedging instruments:

                                              Net          Net      Policyholder
                                           Derivative   Investment  Benefits and
                                         Gains (Losses) Income (1)   Claims (2)
                                         -------------- ----------  ------------
                                                      (In millions)
Year Ended December 31, 2018
Interest rate derivatives...............  $      (340)  $        4  $        --
Foreign currency exchange rate
 derivatives............................          429           --           --
Credit derivatives -- purchased.........            9           --           --
Credit derivatives -- written...........          (90)          --           --
Equity derivatives......................          166            1           45
                                         -------------- ----------  ------------
 Total..................................  $       174   $        5  $        45
                                         ============== ==========  ============
Year Ended December 31, 2017
Interest rate derivatives...............  $      (343)  $        1  $        --
Foreign currency exchange rate
 derivatives............................         (746)          --           --
Credit derivatives -- purchased.........          (16)          --           --
Credit derivatives -- written...........          102           --           --
Equity derivatives......................         (536)          (6)        (216)
                                         -------------- ----------  ------------
 Total..................................  $    (1,539)  $       (5) $      (216)
                                         ============== ==========  ============
Year Ended December 31, 2016
Interest rate derivatives...............  $    (1,088)  $       --  $        --
Foreign currency exchange rate
 derivatives............................          726           --           --
Credit derivatives -- purchased.........          (23)          --           --
Credit derivatives -- written...........           48           --           --
Equity derivatives......................         (457)         (14)         (94)
                                         -------------- ----------  ------------
 Total..................................  $      (794)  $      (14) $       (94)
                                         ============== ==========  ============

-------------
(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures and derivatives held in relation to trading portfolios. As of December 31, 2016, the Company no longer maintained a trading portfolio for derivatives.

(2)Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Fair Value Hedges

   The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated assets and liabilities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                                               Net Derivative   Net Derivative Ineffectiveness
                                                                               Gains (Losses)   Gains (Losses)  Recognized in
Derivatives in Fair Value              Hedged Items in Fair Value                Recognized     Recognized for  Net Derivative
Hedging Relationships                    Hedging Relationships                  for Derivatives   Hedged Items   Gains (Losses)
-------------------------  -------------------------------------------------- ----------------- -------------- ----------------
                                                                                                (In millions)
Year Ended December 31, 2018
Interest rate swaps:       Fixed maturity securities AFS.....................            $    1          $ (1)            $  --
                           Policyholder liabilities (1)......................             (221)            227                6
Foreign currency swaps:    Foreign-denominated fixed maturity securities AFS
                            and mortgage loans...............................                52           (55)              (3)
                           Foreign-denominated policyholder account
                            balances (2).....................................                23           (23)               --
                                                                              ----------------- -------------- ----------------
  Total....................................................................              $(145)          $ 148            $   3
                                                                              ================= ============== ================
Year Ended December 31, 2017
Interest rate swaps:       Fixed maturity securities AFS.....................            $    4          $ (5)            $ (1)
                           Policyholder liabilities (1)......................              (69)            134               65
Foreign currency swaps:    Foreign-denominated fixed maturity securities
                            AFS..............................................              (24)             27                3
                           Foreign-denominated policyholder account
                            balances (2).....................................                65           (43)               22
                                                                              ----------------- -------------- ----------------
  Total....................................................................              $ (24)          $ 113            $  89
                                                                              ================= ============== ================
Year Ended December 31, 2016
Interest rate swaps:       Fixed maturity securities AFS.....................            $    8          $ (9)            $ (1)
                           Policyholder liabilities (1)......................             (109)             90             (19)
Foreign currency swaps:    Foreign-denominated fixed maturity securities
                            AFS..............................................                10            (9)                1
                           Foreign-denominated policyholder account
                            balances (2).....................................              (95)             92              (3)
                                                                              ----------------- -------------- ----------------
  Total....................................................................              $(186)          $ 164            $(22)
                                                                              ================= ============== ================

-------------
(1)Fixed rate liabilities reported in policyholder account balances or future policy benefits.

(2)Fixed rate or floating rate liabilities.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed rate investments.

  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $0, $20 million and $17 million for the years ended December 31, 2018, 2017 and 2016, respectively.

  At December 31, 2018 and 2017, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed four years and five years, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  At December 31, 2018 and 2017, the balance in AOCI associated with cash flow hedges was $1.7 billion and $1.4 billion, respectively.

   The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations, consolidated statements of comprehensive income (loss) and the consolidated statements of equity:

                                                       Amount and Location        Amount and Location
                             Amount of Gains            of Gains (Losses)          of Gains (Losses)
Derivatives in Cash Flow   (Losses) Deferred in         Reclassified from        Recognized in Income
Hedging Relationships      AOCI on Derivatives       AOCI into Income (Loss)     (Loss) on Derivatives
------------------------  ---------------------  ------------------------------  ---------------------
                           (Effective Portion)         (Effective Portion)       (Ineffective Portion)
-                         ---------------------  ------------------------------  ---------------------
                                                 Net Derivative  Net Investment     Net Derivative
                                                 Gains (Losses)      Income         Gains (Losses)
                                                 --------------  --------------  ---------------------
                                                          (In millions)
Year Ended December 31, 2018
Interest rate swaps......  $               (148)  $          23   $          18     $                2
Interest rate forwards...                  (114)             (1)              2                     --
Foreign currency swaps...                   180            (469)             (3)                     5
Credit forwards..........                    --               1               1                     --
                          ---------------------  --------------  --------------  ---------------------
  Total..................  $                (82)  $        (446)  $          18     $                7
                          =====================  ==============  ==============  =====================
Year Ended December 31, 2017
Interest rate swaps......  $                 73   $          24   $          16     $               18
Interest rate forwards...                   210             (11)              2                     (2)
Foreign currency swaps...                  (161)            938              (1)                    --
Credit forwards..........                    --               1               1                     --
                          ---------------------  --------------  --------------  ---------------------
  Total..................  $                122   $         952   $          18     $               16
                          =====================  ==============  ==============  =====================
Year Ended December 31, 2016
Interest rate swaps......  $                 58   $          57   $          12     $               --
Interest rate forwards...                  (366)             (1)              3                     --
Foreign currency swaps...                   167            (251)             (1)                    --
Credit forwards..........                    --               3               1                     --
                          ---------------------  --------------  --------------  ---------------------
  Total..................  $               (141)  $        (192)  $          15     $               --
                          =====================  ==============  ==============  =====================

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2018, the Company expected to reclassify $109 million of deferred net gains (losses) on derivatives in AOCI, included in the table above, to earnings within the next 12 months.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $7.9 billion at both December 31, 2018 and 2017. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps. At
December 31, 2018 and 2017, the Company would have received $54 million and $181 million, respectively, to terminate all of these contracts.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                          December 31,
                                          -----------------------------------------------------------------------------
                                                           2018                                   2017
                                          -------------------------------------- --------------------------------------
                                                        Maximum                                Maximum
                                          Estimated      Amount                  Estimated      Amount
                                          Fair Value   of Future      Weighted   Fair Value   of Future      Weighted
                                          of Credit  Payments under   Average    of Credit  Payments under   Average
Rating Agency Designation of Referenced    Default   Credit Default   Years to    Default   Credit Default   Years to
Credit Obligations (1)                      Swaps        Swaps      Maturity (2)   Swaps        Swaps      Maturity (2)
----------------------------------------- ---------- -------------- ------------ ---------- -------------- ------------
                                                                      (Dollars in millions)
Aaa/Aa/A
Single name credit default swaps (3).....  $      2   $        154           2.0   $     3   $        159           2.8
Credit default swaps referencing indices.        27          2,079           2.5        42          2,193           2.7
                                          ---------   ------------                --------  -------------
  Subtotal...............................        29          2,233           2.5        45          2,352           2.7
                                          ---------   ------------                --------  -------------
Baa
Single name credit default swaps (3).....         1            277           1.6         4            416           1.5
Credit default swaps referencing indices.        20          5,124           5.2       111          4,761           5.2
                                          ---------   ------------                --------  -------------
  Subtotal...............................        21          5,401           5.0       115          5,177           4.9
                                          ---------   ------------                --------  -------------
Ba
Single name credit default swaps (3).....        --             10           1.5         1            105           3.4
Credit default swaps referencing indices.        --             --            --        --             --            --
                                          ---------   ------------                --------  -------------
  Subtotal...............................        --             10           1.5         1            105           3.4
                                          ---------   ------------                --------  -------------
B
Single name credit default swaps (3).....        --             --            --         2             20           3.5
Credit default swaps referencing indices.         4            220           5.0        18            220           5.0
                                          ---------   ------------                --------  -------------
  Subtotal...............................         4            220           5.0        20            240           4.9
                                          ---------   ------------                --------  -------------
  Total..................................  $     54   $      7,864           4.3   $   181   $      7,874           4.2
                                          =========   ============                ========  =============

-------------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

(3)Single name credit default swaps may be referenced to the credit of corporations, foreign governments, or state and political subdivisions.

  The Company has also entered into credit default swaps to purchase credit protection on certain of the referenced credit obligations in the table above. As a result, the maximum amounts of potential future recoveries available to offset the $7.9 billion of future payments under credit default provisions at both December 31, 2018 and 2017 set forth in the table above were $16 million and $27 million at December 31, 2018 and 2017, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

  See Note 10 for a description of the impact of credit risk on the valuation of derivatives.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                                 December 31,
                                                                              --------------------------------------------------
                                                                                        2018                      2017
                                                                              ------------------------  ------------------------
Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement     Assets    Liabilities     Assets    Liabilities
----------------------------------------------------------------------------  -----------  -----------  -----------  -----------
                                                                                                (In millions)
Gross estimated fair value of derivatives:
OTC-bilateral (1)............................................................  $    7,255   $    2,166   $    6,478   $    2,203
OTC-cleared (1), (6).........................................................          52           24          168          216
Exchange-traded..............................................................           1            7            6            3
                                                                              -----------  -----------  -----------  -----------
  Total gross estimated fair value of derivatives (1)........................       7,308        2,197        6,652        2,422
Amounts offset on the consolidated balance sheets............................          --           --           --           --
                                                                              -----------  -----------  -----------  -----------
  Estimated fair value of derivatives presented on the consolidated balance
   sheets (1), (6)...........................................................       7,308        2,197        6,652        2,422
Gross amounts not offset on the consolidated balance sheets:
Gross estimated fair value of derivatives: (2)
OTC-bilateral................................................................      (1,988)      (1,988)      (1,891)     (1,891)
OTC-cleared..................................................................         (20)         (20)         (31)        (31)
Exchange-traded..............................................................          --           --           --           --
Cash collateral: (3), (4)
OTC-bilateral................................................................      (4,000)          --       (3,448)          --
OTC-cleared..................................................................         (26)          --         (131)       (179)
Exchange-traded..............................................................          --           --           --           --
Securities collateral: (5)
OTC-bilateral................................................................      (1,136)        (178)        (954)       (312)
OTC-cleared..................................................................          --           (4)          --          (6)
Exchange-traded..............................................................          --           (7)          --          (3)
                                                                              -----------  -----------  -----------  -----------
  Net amount after application of master netting agreements and
   collateral................................................................  $      138   $       --   $      197   $       --
                                                                              ===========  ===========  ===========  ===========

-------------

(1)At December 31, 2018 and 2017, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $90 million and $60 million, respectively, and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($22) million and ($20) million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities AFS, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet.

(4) The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2018 and 2017, the Company received excess cash collateral of $95 million and $122 million, respectively, and provided excess cash collateral of $1 million and $9 million, respectively, which is not included in the table above due to the foregoing limitation.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


(5)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2018, none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities AFS on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2018 and 2017, the Company received excess securities collateral with an estimated fair value of $28 million and $30 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2018 and 2017, the Company provided excess securities collateral with an estimated fair value of $94 million and $152 million, respectively, for its OTC-bilateral derivatives, and $231 million and $299 million, respectively, for its OTC-cleared derivatives, and $52 million and $50 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

(6)Effective January 16, 2018, the LCH amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. Effective January 3, 2017, the CME amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. See Note 1 for further information on the LCH and CME amendments.

  The Company's collateral arrangements for its OTC-bilateral derivatives require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the collateral amount owed by that counterparty reaches a minimum transfer amount. All of the Company's netting agreements for derivatives contain provisions that require both Metropolitan Life Insurance Company and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

   The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that were in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                                  December 31,
                                                        -----------------------------------------------------------------
                                                                      2018                             2017
                                                        -------------------------------- --------------------------------
                                                        Derivatives Derivatives          Derivatives Derivatives
                                                        Subject to  Not Subject          Subject to  Not Subject
                                                         Financial  to Financial          Financial  to Financial
                                                         Strength-   Strength-            Strength-   Strength-
                                                        Contingent   Contingent          Contingent   Contingent
                                                        Provisions   Provisions   Total  Provisions   Provisions   Total
                                                        ----------- ------------ ------- ----------- ------------ -------
                                                                                  (In millions)
Estimated Fair Value of Derivatives in a Net Liability
 Position (1)..........................................  $    178      $   --    $   178   $   313      $   --    $   313
Estimated Fair Value of Collateral Provided:
Fixed maturity securities AFS..........................  $    187      $   --    $   187   $   399      $   --    $   399
Cash...................................................  $      1      $   --    $     1   $    --      $   --    $    --

-------------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

   The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs, GMABs, and certain GMIBs; funds withheld on ceded reinsurance and affiliated funds withheld on ceded reinsurance; fixed annuities with equity indexed returns; and certain debt and equity securities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                         December 31,
                                                                                      ------------------
                                                          Balance Sheet Location        2018      2017
                                                       ------------------------------ -------- ---------
                                                                                         (In millions)
Embedded derivatives within asset host contracts:
Options embedded in debt or equity securities (1)..... Investments...................       --      (113)
                                                                                      -------- ---------
  Embedded derivatives within asset host contracts.................................    $    --   $  (113)
                                                                                      ======== =========
Embedded derivatives within liability host contracts:
Direct guaranteed minimum benefits.................... Policyholder account balances.  $   178   $   (94)
Assumed guaranteed minimum benefits................... Policyholder account balances.        3         3
Funds withheld on ceded reinsurance................... Other liabilities.............      465       898
Fixed annuities with equity indexed returns........... Policyholder account balances.       58        69
                                                                                      -------- ---------
  Embedded derivatives within liability host contracts.............................    $   704   $   876
                                                                                      ======== =========

--------

(1)Effective January 1, 2018, in connection with the adoption of new guidance related to the recognition and measurement of financial instruments, the Company was no longer required to bifurcate and account separately for derivatives embedded in equity securities (see Note 1). Beginning January 1, 2018, the change in fair value of equity securities was recognized as a component of net investment gains and losses.

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                Years Ended December 31,
                                        -----------------------------------
                                            2018         2017          2016
                                        ------------ ------------ ---------
                                                     (In millions)
Net derivative gains (losses) (1), (2). $        376 $        427 $        (423)

--------

(1)The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $51 million, ($65) million and $76 million for the years ended December 31, 2018, 2017 and 2016, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $0, less than $1 million, and ($29) million for the years ended December 31, 2018, 2017 and 2016, respectively.

(2)See Note 6 for discussion of affiliated net derivative gains (losses).

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


10. Fair Value

   When developing estimated fair values, the Company considers three broad valuation approaches: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation approach to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities AFS.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

   Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, as well as the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

   Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below at:

                                                                                    December 31, 2018
                                                          ---------------------------------------------------------------------
                                                                         Fair Value Hierarchy
                                                          ---------------------------------------------------
                                                                                                                   Total
                                                                                                                 Estimated
                                                              Level 1           Level 2          Level 3         Fair Value
                                                          ---------------- ----------------- ---------------- -----------------
                                                                                      (In millions)
Assets
Fixed maturity securities AFS:
U.S. corporate...........................................  $            --  $         51,676  $         3,126  $         54,802
U.S. government and agency...............................           12,310            17,851               --            30,161
Foreign corporate........................................               --            21,988            3,975            25,963
RMBS.....................................................               --            19,719            3,018            22,737
ABS......................................................               --             8,072              455             8,527
Municipals...............................................               --             6,947               --             6,947
CMBS.....................................................               --             5,376               68             5,444
Foreign government.......................................               --             4,482               10             4,492
                                                          ---------------- ----------------- ---------------- -----------------
  Total fixed maturity securities AFS....................           12,310           136,111           10,652           159,073
                                                          ---------------- ----------------- ---------------- -----------------
Equity securities........................................              341                76              356               773
Short-term investments...................................              698               783               25             1,506
Residential mortgage loans -- FVO........................               --                --              299               299
Other investments........................................               --                 1              215               216
Derivative assets: (1)
Interest rate............................................               --             4,284               33             4,317
Foreign currency exchange rate...........................               --             1,982               --             1,982
Credit...................................................               --                62               29                91
Equity market............................................                1               776               51               828
                                                          ---------------- ----------------- ---------------- -----------------
  Total derivative assets................................                1             7,104              113             7,218
                                                          ---------------- ----------------- ---------------- -----------------
Embedded derivatives within asset host contracts (2).....               --                --               --                --
Separate account assets (3)..............................           20,558            89,348              944           110,850
                                                          ---------------- ----------------- ---------------- -----------------
  Total assets (4).......................................  $        33,908  $        233,423  $        12,604  $        279,935
                                                          ================ ================= ================ =================
Liabilities
Derivative liabilities: (1)
Interest rate............................................  $             1  $             89  $           218  $            308
Foreign currency exchange rate...........................               --             1,410                1             1,411
Credit...................................................               --                13                4                17
Equity market............................................                6               395               82               483
                                                          ---------------- ----------------- ---------------- -----------------
  Total derivative liabilities...........................                7             1,907              305             2,219
                                                          ---------------- ----------------- ---------------- -----------------
Embedded derivatives within liability host contracts (2).               --                --              704               704
Long-term debt...........................................               --                --               --                --
Separate account liabilities (3).........................                1                20                7                28
                                                          ---------------- ----------------- ---------------- -----------------
  Total liabilities......................................  $             8  $          1,927  $         1,016  $          2,951
                                                          ================ ================= ================ =================

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                                                                                  December 31, 2017
                                                          -----------------------------------------------------------------
                                                                         Fair Value Hierarchy
                                                          --------------------------------------------------
                                                                                                                 Total
                                                                                                               Estimated
                                                              Level 1          Level 2          Level 3        Fair Value
                                                          ---------------- ---------------- ---------------- --------------
                                                                                    (In millions)
Assets
Fixed maturity securities AFS:
U.S. corporate...........................................  $            --  $        54,629  $         3,461  $      58,090
U.S. government and agency...............................           18,802           19,743               --         38,545
Foreign corporate........................................               --           21,471            4,125         25,596
RMBS.....................................................               --           19,372            3,262         22,634
ABS......................................................               --            7,079              787          7,866
Municipals...............................................               --            7,551               --          7,551
CMBS.....................................................               --            5,461               27          5,488
Foreign government.......................................               --            4,471               31          4,502
                                                          ---------------- ---------------- ---------------- --------------
  Total fixed maturity securities AFS....................           18,802          139,777           11,693        170,272
                                                          ---------------- ---------------- ---------------- --------------
Equity securities........................................              399              893              366          1,658
Short-term investments...................................            2,056            1,092                7          3,155
Residential mortgage loans -- FVO........................               --               --              520            520
Other investments........................................               --               --               --             --
Derivative assets: (1)
Interest rate............................................                1            4,556                8          4,565
Foreign currency exchange rate...........................               --            1,405               --          1,405
Credit...................................................               --              149               39            188
Equity market............................................                5              363               66            434
                                                          ---------------- ---------------- ---------------- --------------
  Total derivative assets................................                6            6,473              113          6,592
                                                          ---------------- ---------------- ---------------- --------------
Embedded derivatives within asset host contracts (2).....               --               --               --             --
Separate account assets (3)..............................           23,571          106,294              960        130,825
                                                          ---------------- ---------------- ---------------- --------------
  Total assets...........................................  $        44,834  $       254,529  $        13,659  $     313,022
                                                          ================ ================ ================ ==============
Liabilities
Derivative liabilities: (1)
Interest rate............................................  $             2  $           351  $           130  $         483
Foreign currency exchange rate...........................               --            1,261                5          1,266
Credit...................................................               --                8               --              8
Equity market............................................                1              515              169            685
                                                          ---------------- ---------------- ---------------- --------------
  Total derivative liabilities...........................                3            2,135              304          2,442
                                                          ---------------- ---------------- ---------------- --------------
Embedded derivatives within liability host contracts (2).               --               --              876            876
Long-term debt...........................................               --               --               --             --
Separate account liabilities (3).........................               --                7                2              9
                                                          ---------------- ---------------- ---------------- --------------
  Total liabilities......................................  $             3  $         2,142  $         1,182  $       3,327
                                                          ================ ================ ================ ==============

----------

(1)Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(2)Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities on the consolidated balance sheets. At December 31, 2018 and 2017, debt and equity securities also included embedded derivatives of $0 and ($113) million, respectively.

(3)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets. Separate account liabilities presented in the tables above represent derivative liabilities.

(4)In connection with the adoption of new guidance related to the recognition and measurement of financial instruments (see Note 1), other limited partnership interests are measured at estimated fair value on a recurring basis effective January 1, 2018. This represents the former cost method investments held as of January 1, 2018 that were measured at estimated fair value on a recurring basis upon adoption of this guidance. Total assets included in the fair value hierarchy exclude these other limited partnership interests that are measured at estimated fair value using the net asset value ("NAV") per share (or its equivalent) practical expedient. At
   December 31, 2018, the estimated fair value of such investments was $140 million.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value.

  Investments

   Securities, Short-term Investments, Other Investments and Long-term Debt

      When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

      When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

      The estimated fair value of other investments and long-term debt is determined on a basis consistent with the methodologies described herein for securities.

      The valuation approaches and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy are presented below. The valuation of most instruments listed below is determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 -----------------------------------------------------------------------------
                                                          Level 3
 Instrument     Level 2 Observable Inputs           Unobservable Inputs
 -----------------------------------------------------------------------------
 Fixed maturity securities AFS
 -----------------------------------------------------------------------------
  U.S. corporate and Foreign corporate securities
 -----------------------------------------------------------------------------
             Valuation Approaches:            Valuation Approaches:
              Principally the market and      Principally the market approach.
              income approaches.
             Key Inputs:                      Key Inputs:
             . quoted prices in markets that  . illiquidity premium
               are not active
             . benchmark yields; spreads off  . delta spread adjustments to
               benchmark yields; new            reflect specific
               issuances; issuer rating         credit-related issues
             . trades of identical or         . credit spreads
               comparable securities;
               duration
             . Privately-placed securities    . quoted prices in markets that
               are valued using the             are not active for identical
               additional key inputs:           or similar securities that
             . market yield curve; call         are less liquid and based on
               provisions                       lower levels of trading
             . observable prices and spreads    activity than securities
               for similar public or private    classified in Level 2
               securities that incorporate    . independent non-binding
               the credit quality and           broker quotations
               industry sector of the issuer
             . delta spread adjustments to
               reflect specific
               credit-related issues
 -----------------------------------------------------------------------------
  U.S. government and agency securities, Municipals and Foreign government securities
 -----------------------------------------------------------------------------
             Valuation Approaches:            Valuation Approaches:
             Principally the market approach. Principally the market approach.
             Key Inputs:                      Key Inputs:
             . quoted prices in markets that  . independent non-binding
               are not active                   broker quotations
             . benchmark U.S. Treasury yield  . quoted prices in markets that
               or other yields                  are not active for identical
                                                or similar securities that
                                                are less liquid and based on
             . the spread off the U.S.          lower levels of trading
               Treasury yield curve for the     activity than securities
               identical security               classified in Level 2
             . issuer ratings and issuer
               spreads; broker-dealer quotes  . credit spreads
             . comparable securities that
               are actively traded
 -----------------------------------------------------------------------------
  Structured Securities
 -----------------------------------------------------------------------------
             Valuation Approaches:            Valuation Approaches:
             Principally the market and       Principally the market and
             income approaches.               income approaches.
             Key Inputs:                      Key Inputs:
             . quoted prices in markets that
               are not active                 . credit spreads
             . spreads for actively traded    . quoted prices in markets that
               securities; spreads off          are not active for identical
               benchmark yields                 or similar securities that
             . expected prepayment speeds       are less liquid and based on
               and volumes                      lower levels of trading
             . current and forecasted loss      activity than securities
               severity; ratings; geographic    classified in Level 2
               region                         . independent non-binding
             . weighted average coupon and      broker quotations
               weighted average maturity
             . average delinquency rates;
               debt-service coverage ratios
             . issuance-specific
               information, including, but
               not limited to:
             . collateral type; structure of
               the security; vintage of the
               loans
             . payment terms of the
               underlying assets
             . payment priority within the
               tranche; deal performance
 -----------------------------------------------------------------------------

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

 -----------------------------------------------------------------------------
                                                          Level 3
 Instrument     Level 2 Observable Inputs           Unobservable Inputs
 -----------------------------------------------------------------------------
 Equity securities
 -----------------------------------------------------------------------------
             Valuation Approaches:            Valuation Approaches:
             Principally the market approach.  Principally the market and income approaches.
             Key Input:                       Key Inputs:
             . quoted prices in markets that  . credit ratings; issuance
               are not considered active        structures
                                              .  quoted prices in markets
                                                 that are not active for
                                                 identical or similar
                                                 securities that are less
                                                 liquid and based on lower
                                                 levels of trading activity
                                                 than securities classified
                                                 in Level 2
                                              . independent non-binding
                                                broker quotations
 -----------------------------------------------------------------------------
 Short-term investments and Other investments
 -----------------------------------------------------------------------------
             .  Short-term investments and    .  Short-term investments and
                other investments are of a       other investments are of a
                similar nature and class to      similar nature and class to
                the fixed maturity               the fixed maturity
                securities AFS and equity        securities AFS and equity
                securities described above;      securities described above;
                accordingly, the valuation       accordingly, the valuation
                approaches and observable        approaches and unobservable
                inputs used in their             inputs used in their
                valuation are also similar       valuation are also similar
                to those described above.        to those described above.
 -----------------------------------------------------------------------------
 Residential mortgage loans -- FVO
 -----------------------------------------------------------------------------
             . N/A                            Valuation Approaches:
                                               Principally the market
                                               approach.
                                              Valuation Techniques and Key
                                                 Inputs: These investments
                                                 are based primarily on
                                                 matrix pricing or other
                                                 similar techniques that
                                                 utilize inputs from mortgage
                                                 servicers that are
                                                 unobservable or cannot be
                                                 derived principally from, or
                                                 corroborated by, observable
                                                 market data.
 -----------------------------------------------------------------------------
 Separate account assets and Separate account liabilities (1)
 -----------------------------------------------------------------------------
  Mutual funds and hedge funds without readily determinable fair values as prices are not published publicly
 -----------------------------------------------------------------------------
             Key Input:                       . N/A
             .  quoted prices or reported
                       NAV provided by the
                       fund managers
 -----------------------------------------------------------------------------
  Other limited partnership interests
 -----------------------------------------------------------------------------
             . N/A                            Valued giving consideration to
                                                the underlying holdings
                                               of the partnerships and
                                                adjusting, if appropriate.
                                              Key Inputs:
                                              . liquidity; bid/ask spreads;
                                                performance record of the
                                                fund manager
                                              . other relevant variables that
                                                may impact the exit value of
                                                the particular partnership
                                                interest
 -----------------------------------------------------------------------------

-------------

(1)Estimated fair value equals carrying value, based on the value of the underlying assets, including: mutual fund interests, fixed maturity securities, equity securities, derivatives, hedge funds, other limited partnership interests, short-term investments and cash and cash equivalents. Fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents are similar in nature to the instruments described under "-- Securities, Short-term Investments, Other Investments and Long-term Debt" and "-- Derivatives -- Freestanding Derivatives."

  Derivatives

    The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


     Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Freestanding Derivatives

   Level 2 Valuation Approaches and Key Inputs:

     This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3.

   Level 3 Valuation Approaches and Key Inputs:

     These valuation methodologies generally use the same inputs as described in the corresponding sections for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

     Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. Key inputs are as follows:

                                                            Foreign
       Instrument              Interest Rate         Currency Exchange Rate            Credit                Equity Market
---------------------------------------------------------------------------------------------------------------------------------
Inputs common to          . swap yield curves       .swap yield curves        .swap yield curves        .swap yield curves
 Level 2 and Level 3      . basis curves            .basis curves             .credit curves            .spot equity index levels
 by instrument type       . interest rate           .currency spot rates      .recovery rates           .dividend yield curves
                            volatility (1)          .cross currency basis                               .equity volatility (1)
                                                     curves
---------------------------------------------------------------------------------------------------------------------------------
Level 3                   . swap yield curves (2)   .swap yield curves (2)    .swap yield curves (2)    .dividend yield curves
                          . basis curves (2)        .basis curves (2)         .credit curves (2)         (2)
                          . repurchase rates        .cross currency basis     .credit spreads           .equity volatility (1),
                                                     curves (2)               .repurchase rates          (2)
                                                    .currency correlation     .independent non-binding  .correlation between
                                                                                broker quotations         model inputs (1)

-------------

(1)Option-based only.

(2)Extrapolation beyond the observable limits of the curve(s).

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  Embedded Derivatives

     Embedded derivatives principally include certain direct and assumed variable annuity guarantees, equity or bond indexed crediting rates within certain funding agreements and annuity contracts, and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

     The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

     The Company calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, projecting future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

     Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

     The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries as compared to MetLife, Inc.

     Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The Company ceded the risk associated with certain of the GMIBs, GMABs and GMWBs previously described. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also ceded directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

    The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as described in "-- Investments -- Securities, Short-term Investments, Other Investments and Long-term Debt." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    The estimated fair value of the embedded equity and bond indexed derivatives contained in certain funding agreements is determined using market standard swap valuation models and observable market inputs, including a nonperformance risk adjustment. The estimated fair value of these embedded derivatives are included, along with their funding agreements host, within policyholder account balances with changes in estimated fair value recorded in net derivative gains (losses). Changes in equity and bond indices, interest rates and the Company's credit standing may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

   Embedded Derivatives Within Asset and Liability Host Contracts

    Level 3 Valuation Approaches and Key Inputs:

      Direct and assumed guaranteed minimum benefits

         These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curves, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curves and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

      Reinsurance ceded on certain guaranteed minimum benefits

         These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and assumed guaranteed minimum benefits" and also include counterparty credit spreads.

      Embedded derivatives within funds withheld related to certain ceded reinsurance

         These embedded derivatives are principally valued using the income approach. The valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curves and the fair value of assets within the reference portfolio. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include the fair value of certain assets within the reference portfolio which are not observable in the market and cannot be derived principally from, or corroborated by, observable market data.

Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity.

  Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

    The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                                           December 31, 2018
                                                                                      ----------------------------
                                                                 Significant                               Weighted
                                   Valuation Techniques      Unobservable Inputs           Range          Average (1)
                                --------------------------- -----------------------   ---------------     -----------
Fixed maturity securities AFS (3)
U.S. corporate and foreign
 corporate..................... Matrix pricing              Offered quotes (4)          85    -      134      105
                                Market pricing              Quoted prices (4)           25    -      638      107
                                --------------------------------------------------------------------------------------
RMBS........................... Market pricing              Quoted prices (4)           --    -      106      94
                                --------------------------------------------------------------------------------------
ABS............................ Market pricing              Quoted prices (4)           10    -      101      97
                                Consensus pricing           Offered quotes (4)
                                --------------------------------------------------------------------------------------
Derivatives
Interest rate.................. Present value techniques    Swap yield (6)             268    -      317
                                                            Repurchase rates (8)       (5)    -       6
                                --------------------------------------------------------------------------------------
Foreign currency exchange rate. Present value               Swap yield (6)             (20)   -      (5)
                                    techniques
                                --------------------------------------------------------------------------------------
Credit......................... Present value               Credit spreads (9)          97    -      103
                                    techniques
                                Consensus pricing           Offered quotes (10)
                                --------------------------------------------------------------------------------------
Equity market.................. Present value               Volatility (11)            21%    -      26%
                                    techniques or
                                    option pricing
                                    models
                                                            Correlation (12)           10%    -      30%
                                --------------------------------------------------------------------------------------
Embedded derivatives
Direct and assumed guaranteed   Option pricing              Mortality rates:
 minimum benefits..............     techniques
                                                                Ages 0 - 40           0.01%   -     0.18%
                                                                Ages 41 - 60          0.04%   -     0.57%
                                                                Ages 61 - 115         0.26%   -     100%
                                                            Lapse rates:
                                                                Durations 1 - 10      0.25%   -     100%
                                                                Durations 11 - 20       3%    -     100%
                                                                Durations 21 - 116     2.5%   -     100%
                                                            Utilization rates           0%    -      25%
                                                            Withdrawal rates          0.25%   -      10%
                                                            Long-term equity          16.50%  -      22%
                                                                volatilities
                                                            Nonperformance risk       0.05%   -     0.59%
                                                                spread

                                                                                           December 31, 2017
                                                                                      ----------------------------
                                                                 Significant                               Weighted
                                   Valuation Techniques      Unobservable Inputs           Range          Average (1)
                                --------------------------- -----------------------   ---------------     -----------
Fixed maturity securities AFS (3)
U.S. corporate and foreign
 corporate..................... Matrix pricing              Offered quotes (4)          83    -      142      111
                                Market pricing              Quoted prices (4)           10    -      443      123
                                --------------------------------------------------------------------------------------
RMBS........................... Market pricing              Quoted prices (4)           --    -      126      94
                                --------------------------------------------------------------------------------------
ABS............................ Market pricing              Quoted prices (4)           27    -      104      100
                                Consensus pricing           Offered quotes (4)         100    -      101      100
                                --------------------------------------------------------------------------------------
Derivatives
Interest rate.................. Present value techniques    Swap yield (6)             200    -      300
                                                            Repurchase rates (8)       (5)    -       5
                                --------------------------------------------------------------------------------------
Foreign currency exchange rate. Present value               Swap yield (6)             (14)   -      (3)
                                    techniques
                                --------------------------------------------------------------------------------------
Credit......................... Present value               Credit spreads (9)          --    -      --
                                    techniques
                                Consensus pricing           Offered quotes (10)
                                --------------------------------------------------------------------------------------
Equity market.................. Present value               Volatility (11)            11%    -      31%
                                    techniques or
                                    option pricing
                                    models
                                                            Correlation (12)           10%    -      30%
                                --------------------------------------------------------------------------------------
Embedded derivatives
Direct and assumed guaranteed   Option pricing              Mortality rates:
 minimum benefits..............     techniques
                                                                Ages 0 - 40             0%    -     0.09%
                                                                Ages 41 - 60          0.04%   -     0.65%
                                                                Ages 61 - 115         0.26%   -     100%
                                                            Lapse rates:
                                                                Durations 1 - 10      0.25%   -     100%
                                                                Durations 11 - 20       3%    -     100%
                                                                Durations 21 - 116      3%    -     100%
                                                            Utilization rates           0%    -      25%
                                                            Withdrawal rates          0.25%   -      10%
                                                            Long-term equity          17.40%  -      25%
                                                                volatilities
                                                            Nonperformance risk       0.02%   -     0.44%
                                                                spread

                                                                                          Impact of
                                                                                      Increase in Input
                                                                 Significant            on Estimated
                                   Valuation Techniques      Unobservable Inputs       Fair Value (2)
                                --------------------------- -----------------------   -----------------
Fixed maturity securities AFS (3)
U.S. corporate and foreign
 corporate..................... Matrix pricing              Offered quotes (4)           Increase
                                Market pricing              Quoted prices (4)            Increase
                                -----------------------------------------------------------------------
RMBS........................... Market pricing              Quoted prices (4)          Increase (5)
                                -----------------------------------------------------------------------
ABS............................ Market pricing              Quoted prices (4)          Increase (5)
                                Consensus pricing           Offered quotes (4)         Increase (5)
                                -----------------------------------------------------------------------
Derivatives
Interest rate.................. Present value techniques    Swap yield (6)             Increase (7)
                                                            Repurchase rates (8)       Decrease (7)
                                -----------------------------------------------------------------------
Foreign currency exchange rate. Present value               Swap yield (6)             Increase (7)
                                    techniques
                                -----------------------------------------------------------------------
Credit......................... Present value               Credit spreads (9)         Decrease (7)
                                    techniques
                                Consensus pricing           Offered quotes (10)
                                -----------------------------------------------------------------------
Equity market.................. Present value               Volatility (11)            Increase (7)
                                    techniques or
                                    option pricing
                                    models
                                                            Correlation (12)
                                -----------------------------------------------------------------------
Embedded derivatives
Direct and assumed guaranteed   Option pricing              Mortality rates:
 minimum benefits..............     techniques
                                                                Ages 0 - 40            Decrease (13)
                                                                Ages 41 - 60           Decrease (13)
                                                                Ages 61 - 115          Decrease (13)
                                                            Lapse rates:
                                                                Durations 1 - 10       Decrease (14)
                                                                Durations 11 - 20      Decrease (14)
                                                                Durations 21 - 116     Decrease (14)
                                                            Utilization rates          Increase (15)
                                                            Withdrawal rates             (16)
                                                            Long-term equity           Increase (17)
                                                                volatilities
                                                            Nonperformance risk        Decrease (18)
                                                                spread

--------

(1) The weighted average for fixed maturity securities AFS is determined based on the estimated fair value of the securities.

(2) The impact of a decrease in input would have resulted in the opposite impact on estimated fair value. For embedded derivatives, changes to direct and assumed guaranteed minimum benefits are based on liability positions.

(3) Significant increases (decreases) in expected default rates in isolation would have resulted in substantially lower (higher) valuations.

(4) Range and weighted average are presented in accordance with the market convention for fixed maturity securities AFS of dollars per hundred dollars of par.

(5) Changes in the assumptions used for the probability of default would have been accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(6) Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curves are utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(7) Changes in estimated fair value are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(8) Ranges represent different repurchase rates utilized as components within the valuation methodology and are presented in basis points.

(9) Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(10)At both December 31, 2018 and 2017, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(11)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(12)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(13)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)The utilization rate assumption estimates the percentage of contractholders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(16)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(17)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(18)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets, and embedded derivatives within funds withheld related to certain ceded reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The residential mortgage loans -- FVO and long-term debt are valued using independent non-binding broker quotations and internal models including matrix pricing and discounted cash flow methodologies using current interest rates. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

     The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                            Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                         ----------------------------------------------------------------------------
                                                    Fixed Maturity Securities AFS
                                         ---------------------------------------------------
                                                         Structured                 Foreign     Equity     Short-term
                                          Corporate (1)   Securities   Municipals  Government  Securities  Investments
                                         -------------- ------------  ----------- ----------- ----------- ------------
                                                                         (In millions)
Balance, January 1, 2017................  $      8,839  $      4,541   $      10   $      21  $      420   $      25
Total realized/unrealized gains
 (losses) included in net income (loss)
 (2) (3)................................            (2)           95          --          --          --          --
Total realized/unrealized gains
 (losses) included in AOCI..............           416           109          --          --          17          --
Purchases (4)...........................         2,451           900          --          19          14           6
Sales (4)...............................        (1,408)       (1,282)         --          (2)        (51)         --
Issuances (4)...........................            --            --          --          --          --          --
Settlements (4).........................            --            --          --          --          --          --
Transfers into Level 3 (5)..............            58            63          --          --          --          --
Transfers out of Level 3 (5)............        (2,768)         (350)        (10)         (7)        (34)        (24)
                                          ------------  ------------   ---------   ---------  ----------   ---------
Balance, December 31, 2017..............         7,586         4,076          --          31         366           7
Total realized/unrealized gains
 (losses) included in net income (loss)
 (2) (3)................................             2            79          --           1         (30)         --
Total realized/unrealized gains
 (losses) included in AOCI..............          (463)          (31)         --          (1)         --          --
Purchases (4)...........................         1,377           752          --          --           3          24
Sales (4)...............................        (1,241)         (755)         --         (21)        (26)         (1)
Issuances (4)...........................            --            --          --          --          --          --
Settlements (4).........................            --            --          --          --          --          --
Transfers into Level 3 (5)..............           151            58          --          --          52          --
Transfers out of Level 3 (5)............          (311)         (638)         --          --          (9)         (5)
                                          ------------  ------------   ---------   ---------  ----------   ---------
Balance, December 31, 2018..............  $      7,101  $      3,541   $      --   $      10  $      356   $      25
                                          ============  ============   =========   =========  ==========   =========
Changes in unrealized gains (losses)
 included in net income (loss) for the
 instruments still held at December 31,
 2016: (6)..............................  $         --  $        101   $       1   $      --  $      (29)  $      --
                                          ============  ============   =========   =========  ==========   =========
Changes in unrealized gains (losses)
 included in net income (loss) for the
 instruments still held at December 31,
 2017: (6)..............................  $         (7) $         83   $      --   $      --  $      (17)  $      --
                                          ============  ============   =========   =========  ==========   =========
Changes in unrealized gains (losses)
 included in net income (loss) for the
 instruments still held at December 31,
 2018: (6)..............................  $         (5) $         68   $      --   $      --  $      (22)  $      --
                                          ============  ============   =========   =========  ==========   =========
Gains (Losses) Data for the year ended
 December 31, 2016......................
Total realized/unrealized gains
 (losses) included in net income (loss)
 (2) (3)................................  $         --  $        100   $       1   $      --  $      (24)  $      --
Total realized/unrealized gains
 (losses) included in AOCI..............  $        (39) $         47   $       2   $      (1) $       21   $      --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                               ---------------------------------------------------------------------
                                                                        Net
                               Residential                  Net      Embedded    Separate
                                Mortgage       Other    Derivatives Derivatives  Account    Long-term
                               Loans - FVO  Investments     (7)         (8)     Assets (9)    Debt
                               -----------  ----------- ----------- ----------- ----------  ---------
                                                           (In millions)
Balance, January 1, 2017...... $      566   $       --  $     (559) $     (893) $    1,141  $     (74)
Total realized/unrealized
 gains (losses) included in
 net income (loss) (2) (3)....         40           --          21         450          (8)        --
Total realized/unrealized
 gains (losses) included in
 AOCI.........................         --           --         207          --          --         --
Purchases (4).................        175           --          --          --         186         --
Sales (4).....................       (179)          --          --          --         (80)        --
Issuances (4).................         --           --          --          --           1         --
Settlements (4)...............        (82)          --         140        (433)        (93)        34
Transfers into Level 3 (5)....         --           --          --          --          35         --
Transfers out of Level 3 (5)..         --           --          --          --        (224)        40
                               ----------   ----------  ----------  ----------  ----------  ---------
Balance, December 31, 2017....        520           --        (191)       (876)        958         --
Total realized/unrealized
 gains (losses) included in
 net income (loss) (2) (3)....          7           22         (69)        376           7         --
Total realized/unrealized
 gains (losses) included in
 AOCI.........................         --           --        (110)         --          --         --
Purchases (4).................         --          196           4          --         198         --
Sales (4).....................       (162)          (2)         --          --        (168)        --
Issuances (4).................         --           --          (1)         --          (3)        --
Settlements (4)...............        (66)          --         175        (204)         (1)        --
Transfers into Level 3 (5)....         --           --          --          --          53         --
Transfers out of Level 3 (5)..         --           (1)         --          --        (107)        --
                               ----------   ----------  ----------  ----------  ----------  ---------
Balance, December 31, 2018.... $      299   $      215  $     (192) $     (704) $      937  $      --
                               ==========   ==========  ==========  ==========  ==========  =========
Changes in unrealized gains
 (losses) included in net
 income (loss) for
 the instruments still held
 at December 31, 2016: (6).... $        8   $       --  $     (166) $     (863) $       --  $      --
                               ==========   ==========  ==========  ==========  ==========  =========
Changes in unrealized gains
 (losses) included in net
 income (loss) for
 the instruments still held
 at December 31, 2017: (6).... $       27   $       --  $      (18) $      452  $       --  $      --
                               ==========   ==========  ==========  ==========  ==========  =========
Changes in unrealized gains
 (losses) included in net
 income (loss) for
 the instruments still held
 at December 31, 2018: (6).... $      (15)  $       23  $       18  $      387  $       --  $      --
                               ==========   ==========  ==========  ==========  ==========  =========
Gains (Losses) Data for the
 year ended December 31, 2016.
Total realized/unrealized
 gains (losses) included in
 net income (loss) (2)
 (3) (10)..................... $        8   $       --  $     (168) $      870  $       (2) $      --
Total realized/unrealized
 gains (losses) included in
 AOCI......................... $       --   $       --  $     (366) $       --  $       --  $      --

--------

(1) Comprised of U.S. and foreign corporate securities.

(2) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses), while changes in estimated fair value of residential mortgage loans -- FVO are included in net investment income. Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

(3) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(4) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(5) Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(6) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(7) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(8) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(9) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses). Separate account assets and liabilities are presented net for the purposes of the rollforward.

(10)Includes $420 million for net embedded derivatives for the year ended December 31, 2016 related to the disposition of NELICO and GALIC. See Note 3.

  Fair Value Option

     The Company elects the FVO for certain residential mortgage loans that are managed on a total return basis. The following table presents information for residential mortgage loans which are accounted for under the FVO and were initially measured at fair value.

                                                                                               December 31,
                                                                                         ------------------------
                                                                                            2018         2017
                                                                                         ----------  ------------
                                                                                               (In millions)
Unpaid principal balance................................................................ $      344  $        650
Difference between estimated fair value and unpaid principal balance....................        (45)         (130)
                                                                                         ----------  ------------
Carrying value at estimated fair value.................................................. $      299  $        520
                                                                                         ==========  ============
Loans in nonaccrual status.............................................................. $       89  $        198
Loans more than 90 days past due........................................................ $       41  $         94
Loans in nonaccrual status or more than 90 days past due, or both -- difference between
 aggregate estimated fair value and unpaid principal balance............................ $      (36) $       (102)

Nonrecurring Fair Value Measurements

  The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                             At December 31,              Years Ended December 31,
                     -------------------------------  ---------------------------------
                        2018        2017      2016      2018       2017        2016
                     -------      --------- --------- -----     ----------- -----------
                     Carrying Value After Measurement          Gains (Losses)
                     -------------------------------  ---------------------------------
                                               (In millions)
Other limited
 partnership
 interests (1)......     N/A (2)  $      58 $      95   N/A (2) $      (65) $      (59)
Other assets (3).... $    --      $      -- $      -- $  --     $         4 $      (30)

--------

(1)Estimated fair value is determined from information provided on the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. In the future, distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds, the exact timing of which is uncertain.

(2)In connection with the adoption of new guidance related to the recognition and measurement of financial instruments (see Note 1), other limited partnership interests are measured at estimated fair value on a recurring basis, effective January 1, 2018.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(3)During the year ended December 31, 2016, the Company recognized an impairment of computer software in connection with the sale to Massachusetts Mutual Life Insurance Company ("MassMutual") of MetLife, Inc.'s U.S. retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MetLife's affiliated broker-dealer, MetLife Securities, Inc., a wholly-owned subsidiary of MetLife, Inc. (collectively, the "U.S. Retail Advisor Force Divestiture"). See Note 18.

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions, short-term debt and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three-level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                            December 31, 2018
                                             ------------------------------------------------
                                                          Fair Value Hierarchy
                                                       ---------------------------
                                                                                     Total
                                             Carrying                              Estimated
                                              Value    Level 1  Level 2   Level 3  Fair Value
                                             --------- ------- --------- --------- ----------
                                                              (In millions)
Assets
Mortgage loans.............................. $  63,388 $    -- $      -- $  64,409 $  64,409
Policy loans................................ $   6,061 $    -- $     269 $   6,712 $   6,981
Other invested assets....................... $   2,940 $    -- $   2,673 $     146 $   2,819
Premiums, reinsurance and other receivables. $  14,228 $    -- $     113 $  14,673 $  14,786
Liabilities
Policyholder account balances............... $  72,194 $    -- $      -- $  72,689 $  72,689
Long-term debt.............................. $   1,562 $    -- $   1,746 $      -- $   1,746
Other liabilities........................... $  13,593 $    -- $     448 $  13,189 $  13,637
Separate account liabilities................ $  50,578 $    -- $  50,578 $      -- $  50,578

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                                                            December 31, 2017
                                             ------------------------------------------------
                                                          Fair Value Hierarchy
                                                       ---------------------------
                                                                                     Total
                                             Carrying                              Estimated
                                              Value    Level 1  Level 2   Level 3  Fair Value
                                             --------- ------- --------- --------- ----------
                                                              (In millions)
Assets
Mortgage loans.............................. $  57,939 $    -- $      -- $  59,465 $  59,465
Policy loans................................ $   6,006 $    -- $     261 $   6,797 $   7,058
Other limited partnership interests......... $     214 $    -- $      -- $     212 $     212
Other invested assets....................... $   2,260 $    -- $   2,028 $     154 $   2,182
Premiums, reinsurance and other receivables. $  15,024 $    -- $     679 $  14,859 $  15,538
Liabilities
Policyholder account balances............... $  75,323 $    -- $      -- $  76,452 $  76,452
Long-term debt.............................. $   1,661 $    -- $   2,021 $      -- $   2,021
Other liabilities........................... $  13,954 $    -- $     547 $  13,490 $  14,037
Separate account liabilities................ $  61,757 $    -- $  61,757 $      -- $  61,757

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


11. Long-term and Short-term Debt

   Long-term and short-term debt outstanding, excluding debt relating to consolidated securitization entities, was as follows:

                                                                                      December 31,
                                                           ------------------------------------------------------------------

                      Interest Rates (1)                                 2018                             2017
                    ----------------------                 -------------------------------- ---------------------------------

                                                                     Unamortized                      Unamortized
                                    Weighted                Face     Discount and  Carrying  Face     Discount and  Carrying
                        Range       Average   Maturity      Value   Issuance Costs  Value    Value   Issuance Costs Value (2)
                    -------------   -------- -----------   -------- -------------- -------- -------- -------------- ---------
                                                                                     (In millions)
Surplus notes -
 affiliated........ 7.38% -   7.38%  7.38%      2037       $    700    $   (9)     $    691 $    700    $  (10)     $    690
Surplus notes...... 7.80% -   7.88%  7.83%   2024 -   2025      400        (2)          398      400        (3)          397
Other notes (2).... 2.99% -   6.50%  4.92%   2020 -   2058      477        (4)          473      578        (4)          574
                                                           --------    -------     -------- --------    -------     --------
 Total long-term
  debt.............                                           1,577       (15)        1,562    1,678       (17)        1,661
                                                           --------    -------     -------- --------    -------     --------
Total short-term
 debt..............                                             129         --          129      243         --          243
                                                           --------    -------     -------- --------    -------     --------
  Total............                                        $  1,706    $  (15)     $  1,691 $  1,921    $  (17)     $  1,904
                                                           ========    =======     ======== ========    =======     ========

--------

(1)Range of interest rates and weighted average interest rates are for the year ended December 31, 2018.

(2)During 2017, a subsidiary of Metropolitan Life Insurance Company issued $139 million of long-term debt to a third party.

   The aggregate maturities of long-term debt at December 31, 2018 for the next five years and thereafter are $0 in 2019, $3 million in 2020, $0 in 2021, $297 million in 2022, $0 in 2023 and $1.3 billion thereafter.

   Unsecured senior debt which consists of senior notes and other notes rank highest in priority. Payments of interest and principal on Metropolitan Life Insurance Company's surplus notes are subordinate to all other obligations and may be made only with the prior approval of the New York State Department of Financial Services ("NYDFS").

Term Loans

   MetLife Private Equity Holdings, LLC ("MPEH"), a wholly-owned indirect investment subsidiary, borrowed $350 million in December 2015 under a five-year credit agreement included within other notes in the table above. In November 2017, this agreement was amended to extend the maturity to November 2022, change the amount MPEH may borrow on a revolving basis to $75 million from $100 million, and change the interest rate to a variable rate of three-month London Interbank Offered Rate ("LIBOR") plus 3.25%, payable quarterly, from a variable rate of three-month LIBOR plus 3.70%. In December 2018, this agreement was further amended to change the interest rate to a variable rate of three-month LIBOR plus 3.10%. In connection with the initial borrowing in 2015, $6 million of costs were incurred, and additional costs of $1 million were incurred in connection with the 2017 amendment, which have been capitalized and are being amortized over the term of the loans. MPEH has pledged invested assets to secure the loans; however, these loans are non-recourse to Metropolitan Life Insurance Company. In December 2018, MPEH repaid $50 million of the initial borrowing.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11. Long-term and Short-term Debt (continued)


Short-term Debt

   Short-term debt with maturities of one year or less was as follows:

                                               December 31,
                                           ---------------------
                                              2018       2017
                                           ---------- ----------
                                           (Dollars in millions)
                Commercial paper.......... $       99 $      100
                Short-term borrowings (1).         30        143
                                           ---------- ----------
                Total short-term debt..... $      129 $      243
                                           ========== ==========
                Average daily balance..... $      213 $      129
                Average days outstanding..    42 days    97 days

--------

(1) Represents short-term debt related to repurchase agreements, secured by assets of a subsidiary.

   During the years ended December 31, 2018, 2017 and 2016, the weighted average interest rate on short-term debt was 3.03%, 1.63% and 0.42%, respectively.

Interest Expense

     Interest expense included in other expenses was $108 million, $106 million and $112 million for the years ended December 31, 2018, 2017 and 2016, respectively. These amounts include $52 million of interest expense related to affiliated debt for each of the three years ended December 31, 2018, 2017 and 2016.

Credit Facility

     At December 31, 2018, MetLife, Inc. and MetLife Funding, Inc., a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife Funding"), maintained a $3.0 billion unsecured revolving credit facility (the "Credit Facility"). When drawn upon, this facility bears interest at varying rates in accordance with the agreement.

     The Company's Credit Facility is used for general corporate purposes, to support the borrowers' commercial paper programs and for the issuance of letters of credit. Total fees associated with the Credit Facility were $6 million, $5 million and $8 million for the years ended December 31, 2018, 2017 and 2016, respectively, and were included in other expenses.

     Information on the Credit Facility at December 31, 2018 was as follows:

                                                Letters of Credit
                                   Maximum         Used by the      Letters of Credit                Unused
Borrower(s)    Expiration          Capacity        Company (1)    Used by Affiliates (1) Drawdowns Commitments
----------- ------------------ ---------------- ----------------- ---------------------- --------- -----------
                                                                (In millions)

  MetLife,
  Inc.
  and
  MetLife
  Funding,
  Inc...... December 2021 (2)  $      3,000 (2)    $      412           $      34         $    --  $    2,554

--------

(1) MetLife, Inc. and MetLife Funding are severally liable for their respective obligations under the Credit Facility. MetLife Funding was not an applicant under letters of credit outstanding as of December 31, 2018 and is not responsible for any reimbursement obligations under such letters of credit.

(2) All borrowings under the Credit Facility must be repaid by December 20, 2021, except that letters of credit outstanding upon termination may remain outstanding until December 20, 2022.

Debt and Facility Covenants

   Certain of the Company's debt instruments and the Credit Facility contain various administrative, reporting, legal and financial covenants. The Company believes it was in compliance with all applicable financial covenants at December 31, 2018.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


12. Equity

Stock-Based Compensation Plans

  The Company does not issue any awards payable in its common stock or options to purchase its common stock.

  An affiliate employs the personnel who conduct most of the Company's business. In accordance with a services agreement with that affiliate, the Company bears a proportionate share of stock-based compensation expense for those employees. Stock-based compensation expense relate to Stock Options, Performance Shares and Restricted Stock Units under the MetLife, Inc. 2005 Stock and Incentive Compensation Plan and the MetLife, Inc. 2015 Stock and Incentive Compensation Plan, most of which MetLife, Inc. granted in the first quarter of each year.

  The Company's expense related to stock-based compensation included in other expenses was $35 million, $74 million and $89 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Statutory Equity and Income

  See Note 3 for information on the disposition of NELICO and GALIC.

  Metropolitan Life Insurance Company prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the NYDFS. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the state insurance department may impact the effect of Statutory Codification on the statutory capital and surplus of Metropolitan Life Insurance Company.

  The state of domicile of Metropolitan Life Insurance Company imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC"), with modifications by the state insurance department, to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("CAL RBC"). The CAL RBC ratios for Metropolitan Life Insurance Company were in excess of 350% and 370% at December 31, 2018 and 2017, respectively.

  Metropolitan Life Insurance Company's foreign insurance operations are regulated by applicable authorities of the jurisdictions in which each entity operates and are subject to minimum capital and solvency requirements in those jurisdictions before corrective action commences. The aggregate required capital and surplus of Metropolitan Life Insurance Company's foreign insurance operations was $332 million and the aggregate actual regulatory capital and surplus of such operations was $378 million as of the date of the most recent required capital adequacy calculation for each jurisdiction. The Company's foreign insurance operations exceeded the minimum capital and solvency requirements as of the date of the most recent fiscal year-end capital adequacy calculation for each jurisdiction.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by Metropolitan Life Insurance Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years. Further, statutory accounting principles do not give recognition to purchase accounting adjustments.

  New York has adopted certain prescribed accounting practices, that apply to Metropolitan Life Insurance Company, primarily consisting of the continuous Commissioners' Annuity Reserve Valuation Method, which impacts deferred annuities, and the New York Special Consideration Letter, which mandates certain assumptions in asset adequacy testing. The collective impact of these prescribed accounting practices decreased the statutory capital and surplus of Metropolitan Life Insurance Company for the years ended December 31, 2018 and 2017 by $1.2 billion and $1.1 billion, respectively, compared to what capital and surplus would have been had it been measured under NAIC guidance.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Equity (continued)


   The tables below present amounts from Metropolitan Life Insurance Company, which are derived from the statutory-basis financial statements as filed with the NYDFS.

   Statutory net income (loss) was as follows:

                                                                Years Ended December 31,
                                                           -----------------------------------
Company                                  State of Domicile    2018        2017        2016
---------------------------------------- ----------------- ----------- ----------- -----------
                                                                      (In millions)
Metropolitan Life Insurance Company (1).     New York       $    3,656  $    1,982  $    3,444

(1)In December 2016, Metropolitan Life Insurance Company transferred all of the issued and outstanding shares of the common stock of each of NELICO and GALIC to MetLife, Inc., in the form of a non-cash extraordinary dividend.

   Statutory capital and surplus was as follows at:

                                                    December 31,
                                           ------------------------------
      Company                                   2018           2017
      ------------------------------------ -------------- ---------------
                                                   (In millions)
      Metropolitan Life Insurance Company.  $      11,098  $       10,384

Dividend Restrictions

   Under the New York State Insurance Law, Metropolitan Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to MetLife, Inc. in any calendar year based on either of two standards. Under one standard, Metropolitan Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay dividends out of earned surplus (defined as positive unassigned funds (surplus), excluding 85% of the change in net unrealized capital gains or losses (less capital gains tax), for the immediately preceding calendar year), in an amount up to the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains), not to exceed 30% of surplus to policyholders as of the end of the immediately preceding calendar year. In addition, under this standard, Metropolitan Life Insurance Company may not, without prior insurance regulatory clearance, pay any dividends in any calendar year immediately following a calendar year for which its net gain from operations, excluding realized capital gains, was negative. Under the second standard, if dividends are paid out of other than earned surplus, Metropolitan Life Insurance Company may, without prior insurance regulatory clearance, pay an amount up to the lesser of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). In addition, Metropolitan Life Insurance Company will be permitted to pay a dividend to MetLife, Inc. in excess of the amounts allowed under both standards only if it files notice of its intention to declare such a dividend and the amount thereof with the New York Superintendent of Financial Services (the "Superintendent") and the Superintendent either approves the distribution of the dividend or does not disapprove the dividend within 30 days of its filing. Under the New York State Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholder.

   Metropolitan Life Insurance Company paid $3.7 billion and $2.5 billion in dividends to MetLife, Inc. during the years ended December 31, 2018 and 2017, respectively, including amounts where regulatory approval was obtained as required. Under New York State Insurance Law, Metropolitan Life Insurance Company has calculated that it may pay approximately $3.1 billion to MetLife, Inc. without prior insurance regulatory approval during the year ended December 31, 2019.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

   Information regarding changes in the balances of each component of AOCI attributable to Metropolitan Life Insurance Company was as follows:

                           Unrealized                        Foreign      Defined
                        Investment Gains     Unrealized     Currency      Benefit
                        (Losses), Net of   Gains (Losses)  Translation     Plans
                       Related Offsets (1) on Derivatives   Adjustments  Adjustment       Total
                      -------------------- -------------- ------------- ------------  -------------
                                                      (In millions)
Balance at
 December 31, 2015...     $      3,337      $      1,436    $      (74)  $    (2,014)  $      2,685
OCI before
 reclassifications...              792              (141)          (11)           (4)           636
Deferred income
 tax benefit
 (expense)...........             (286)               49             3            (5)          (239)
                         -------------     -------------   -----------  ------------  -------------
 AOCI before
   reclassifications,
   net of income
   tax...............            3,843             1,344           (82)       (2,023)         3,082
Amounts
 reclassified from
 AOCI................               71               177            --           191            439
Deferred income
 tax benefit
 (expense)...........              (26)              (62)           --           (60)          (148)
                         -------------     -------------   -----------  ------------  -------------
 Amounts
   reclassified
   from AOCI, net
   of income tax.....               45               115            --           131            291
                         -------------     -------------   -----------  ------------  -------------
Dispositions (2).....             (456)               --            23            30           (403)
Deferred income
 tax benefit
 (expense)...........              160                --            (8)           (3)           149
                         -------------     -------------   -----------  ------------  -------------
 Dispositions, net
   of income tax.....             (296)               --            15            27           (254)
                         -------------     -------------   -----------  ------------  -------------
Balance at
 December 31, 2016...            3,592             1,459           (67)       (1,865)         3,119
OCI before
 reclassifications...            3,977               122            26           (30)         4,095
Deferred income
 tax benefit
 (expense)...........           (1,287)              (43)           (6)           11         (1,325)
                         -------------     -------------   -----------  ------------  -------------
 AOCI before
   reclassifications,
   net of income
   tax...............            6,282             1,538           (47)       (1,884)         5,889
Amounts
 reclassified from
 AOCI................              102              (970)           --           159           (709)
Deferred income
 tax benefit
 (expense)...........              (33)              338            --           (57)           248
                         -------------     -------------   -----------  ------------  -------------
 Amounts
   reclassified
   from AOCI, net
   of income tax.....               69              (632)           --           102           (461)
                         -------------     -------------   -----------  ------------  -------------
Balance at
 December 31, 2017...            6,351               906           (47)       (1,782)         5,428
OCI before
 reclassifications...           (6,326)              (82)          (20)           67         (6,361)
Deferred income
 tax benefit
 (expense)...........            1,381                19            --           (45)         1,355
                         -------------     -------------   -----------  ------------  -------------
 AOCI before
   reclassifications,
   net of income
   tax...............            1,406               843           (67)       (1,760)           422
Amounts
 reclassified from
 AOCI................                8               428            --            34            470
Deferred income
 tax benefit
 (expense)...........               (2)              (96)           --           (13)          (111)
                         -------------     -------------   -----------  ------------  -------------
 Amounts
   reclassified
   from AOCI, net
   of income tax.....                6               332            --            21            359
                         -------------     -------------   -----------  ------------  -------------
Cumulative effects
 of changes in
 accounting
 principles..........             (119)               --            --            --           (119)
Deferred income
 tax benefit
 (expense),
 cumulative
 effects of
 changes in
 accounting
 principles..........            1,222               207            (7)         (379)         1,043
                         -------------     -------------   -----------  ------------  -------------
 Cumulative
   effects of
   changes in
   accounting
   principles, net
   of income tax
   (3)...............            1,103               207            (7)         (379)           924
                         -------------     -------------   -----------  ------------  -------------
Transfer to
 affiliate, net of
 tax (4).............               --                --            --         1,857          1,857
                         -------------     -------------   -----------  ------------  -------------
Balance at
 December 31, 2018...     $      2,515      $      1,382    $      (74)  $      (261)  $      3,562
                         =============     =============   ===========  ============  =============

-------------

(1) See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI, and the policyholder dividend obligation.

(2) See Note 3.

(3) See Note 1 for further information on adoption of new accounting pronouncements.

(4) See Note 14.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                                Consolidated Statements of
AOCI Components                                         Amounts Reclassified from AOCI             Operations Locations
-------------------------------------------------  ---------------------------------------     ------------------------------
                                                           Years Ended December 31,
                                                   ---------------------------------------
                                                       2018           2017          2016
                                                   ------------   -----------   ------------
                                                                (In millions)
Net unrealized investment gains (losses):
Net unrealized investment gains (losses)..........  $        89    $       12    $        10   Net investment gains (losses)
Net unrealized investment gains (losses)..........           18             3             21   Net investment income
Net unrealized investment gains (losses)..........         (115)         (117)          (102)  Net derivative gains (losses)
                                                   ------------   -----------   ------------
 Net unrealized investment gains (losses), before
   income tax.....................................           (8)         (102)           (71)
Income tax (expense) benefit......................            2            33             26
                                                   ------------   -----------   ------------
 Net unrealized investment gains (losses), net of
   income tax.....................................           (6)          (69)           (45)
                                                   ------------   -----------   ------------
Unrealized gains (losses) on derivatives - cash
 flow hedges:
Interest rate swaps...............................           23            24             57   Net derivative gains (losses)
Interest rate swaps...............................           18            16             12   Net investment income
Interest rate forwards............................           (1)          (11)            (1)  Net derivative gains (losses)
Interest rate forwards............................            2             2              3   Net investment income
Foreign currency swaps............................         (469)          938           (251)  Net derivative gains (losses)
Foreign currency swaps............................           (3)           (1)            (1)  Net investment income
Credit forwards...................................            1             1              3   Net derivative gains (losses)
Credit forwards...................................            1             1              1   Net investment income
                                                   ------------   -----------   ------------
 Gains (losses) on cash flow hedges, before
   income tax.....................................         (428)          970           (177)
Income tax (expense) benefit......................           96          (338)            62
                                                   ------------   -----------   ------------
 Gains (losses) on cash flow hedges, net of
   income tax.....................................         (332)          632           (115)
                                                   ------------   -----------   ------------
Defined benefit plans adjustment: (1)
Amortization of net actuarial gains (losses)......          (35)         (179)          (198)
Amortization of prior service (costs) credit......            1            20              7
                                                   ------------   -----------   ------------
 Amortization of defined benefit plan items,
   before income tax..............................          (34)         (159)          (191)
Income tax (expense) benefit......................           13            57             60
                                                   ------------   -----------   ------------
 Amortization of defined benefit plan items, net
   of income tax..................................          (21)         (102)          (131)
                                                   ------------   -----------   ------------
 Total reclassifications, net of income tax.......  $      (359)   $      461    $      (291)
                                                   ============   ===========   ============

-------------

(1)These AOCI components are included in the computation of net periodic benefit costs. See Note 14.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


13. Other Revenues and Other Expenses

Other Revenues

   Information on other revenues, which primarily includes fees related to service contracts from customers, was as follows:

                                                              Year Ended
                                                           -----------------
                                                           December 31, 2018
                                                           -----------------
                                                             (In millions)
   Prepaid legal plans....................................    $        286
   Recordkeeping and administrative services (1)..........             220
   Administrative services-only contracts.................             205
   Other revenue from service contracts from customers....              38
                                                             -------------
     Total revenues from service contracts from customers.    $        749
   Other (2)..............................................             837
                                                             -------------
     Total other revenues.................................    $      1,586
                                                             =============

--------

(1)Related to products and businesses no longer actively marketed by the Company.

(2)Other primarily includes reinsurance ceded. See Note 6.

Other Expenses

   Information on other expenses was as follows:

                                                          Years Ended December 31,
                                                          ----------------------
                                                           2018     2017    2016
                                                          ------   ------  ------
                                                               (In millions)
General and administrative expenses...................... $2,458   $2,608  $2,598
Pension, postretirement and postemployment benefit costs.     66      167     251
Premium taxes, other taxes, and licenses & fees..........    366      273     367
Commissions and other variable expenses..................  1,757    1,801   2,366
Capitalization of DAC....................................    (34)     (61)   (332)
Amortization of DAC and VOBA.............................    470      241     441
Interest expense on debt.................................    108      106     112
                                                          ------   ------  ------
  Total other expenses................................... $5,191   $5,135  $5,803
                                                          ======   ======  ======

Capitalization of DAC and Amortization of DAC and VOBA

  See Note 5 for additional information on DAC and VOBA including impacts of capitalization and amortization. See also Note 7 for a description of the DAC amortization impact associated with the closed block.

Expenses related to Debt

  See Note 11 for additional information on interest expense on debt.

Affiliated Expenses

   Commissions and other variable expenses, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions. See Notes 6, 11 and 18 for a discussion of affiliated expenses included in the table above.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Other Revenues and Other Expenses (continued)


Restructuring Charges

   In 2016, the Company completed a previous enterprise-wide strategic initiative. These restructuring charges are included in other expenses. As the expenses relate to an enterprise-wide initiative, they are reported in Corporate & Other. Information regarding restructuring charges was as follows:

                                                                       Year Ended December 31, 2016
                                                                    ---------------------------------
                                                                                Lease and
                                                                                  Asset
                                                                     Severance  Impairment    Total
                                                                    ----------  ---------- ----------
                                                                              (In millions)
Balance at January 1,.............................................. $       17  $       4  $       21
Restructuring charges..............................................         --          1           1
Cash payments......................................................        (17)        (4)        (21)
                                                                    ----------  ---------  ----------
Balance at December 31,............................................ $       --  $       1  $        1
                                                                    ==========  =========  ==========
Total restructuring charges incurred since inception of initiative. $      306  $      47  $      353
                                                                    ==========  =========  ==========

14. Employee Benefit Plans

Pension and Other Postretirement Benefit Plans

   Through September 30, 2018, the Company sponsored and administered various qualified and nonqualified defined benefit pension plans and other postretirement employee benefit plans covering employees who meet specified eligibility requirements. Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits that are primarily based upon years of credited service and either final average or career average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay, as well as interest credits, determined annually based upon the annual rate of interest on 30-year U.S. Treasury securities, for each account balance. In September 2018, the qualified and nonqualified defined benefit pension plans were amended, effective January 1, 2023, to provide benefits accruals for all active participants under the cash balance formula and to cease future accruals under the traditional formula. The nonqualified pension plans provide supplemental benefits in excess of limits applicable to a qualified plan. Participating affiliates are allocated an equitable share of net expense related to the plans, proportionate to other expenses being allocated to these affiliates.

   Through September 30, 2018, the Company also provided certain postemployment benefits and certain postretirement medical and life insurance benefits for retired employees. Employees of MetLife who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total costs of postretirement medical benefits. Employees of MetLife hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits. Participating affiliates are allocated a proportionate share of net expense and contributions related to the postemployment and other postretirement plans. In September 2018, the postretirement medical and life insurance benefit plans were amended, effective January 1, 2023, to discontinue the accrual of the employer subsidy credits for eligible employees.

   As of October 1, 2018, except for the nonqualified defined benefit pension plan, the plan sponsor was changed from the Company to an affiliate (the "Transferred Plans"). The Company transferred the net benefit obligation and plan assets at book value as of September 30, 2018 as an additional paid-in-capital transaction, including the related unrecognized AOCI. The Company remains a participating affiliate of the Transferred Plans.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


  Obligations and Funded Status

                                                                             December 31,
                                                   ----------------------------------------------------------------
                                                                 2018                             2017
                                                   --------------------------------  ------------------------------
                                                                         Other                           Other
                                                       Pension        Postretirement    Pension       Postretirement
                                                       Benefits (1)     Benefits      Benefits (1)      Benefits
                                                   ---------------- ---------------- -------------  ----------------
                                                                             (In millions)
Change in benefit obligations:
Benefit obligations at January 1,.................   $      10,479    $      1,656    $      9,837    $      1,742
Transfer to affiliate (2).........................          (9,316)         (1,648)             --              --
Service costs.....................................              18              --             169               6
Interest costs....................................              42               1             415              75
Plan participants' contributions..................              --              --              --              33
Plan amendments...................................             (20)             --              --              --
Net actuarial (gains) losses......................             (40)             (2)            618             (96)
Divestitures, settlements and curtailments........              --              15               3               2
Benefits paid.....................................             (83)             (1)           (563)           (106)
Effect of foreign currency translation............              --              (2)             --              --
                                                    --------------   -------------   -------------   -------------
 Benefit obligations at December 31,..............           1,080              19          10,479           1,656
                                                    --------------   -------------   -------------   -------------
Change in plan assets:
Estimated fair value of plan assets at January 1,.           9,371           1,426           8,721           1,379
Transfer to affiliate (2).........................          (9,371)         (1,426)             --              --
Actual return on plan assets......................              --               2             947             124
Divestitures, settlements and curtailments........              --              18              --              --
Plan participants' contributions..................              --              --              --              33
Employer contributions............................              83              --             266              (4)
Benefits paid.....................................             (83)             (1)           (563)           (106)
Foreign exchange impact...........................              --              (1)             --              --
                                                    --------------   -------------   -------------   -------------
 Estimated fair value of plan assets at
   December 31,...................................              --              18           9,371           1,426
                                                    --------------   -------------   -------------   -------------
 Over (under) funded status at December 31,.......   $      (1,080)   $         (1)   $     (1,108)   $       (230)
                                                    ==============   =============   =============   =============
Amounts recognized on the consolidated balance
 sheets:
Other assets......................................   $          --    $          5    $         55    $        160
Other liabilities.................................          (1,080)             (6)         (1,163)           (390)
                                                    --------------   -------------   -------------   -------------
 Net amount recognized............................   $      (1,080)   $         (1)   $     (1,108)   $       (230)
                                                    ==============   =============   =============   =============
AOCI:
Net actuarial (gains) losses......................   $         360    $         (5)   $      2,831    $        (55)
Prior service costs (credit)......................             (22)              1             (10)            (26)
                                                    --------------   -------------   -------------   -------------
 AOCI, before income tax..........................   $         338    $         (4)   $      2,821    $        (81)
                                                    ==============   =============   =============   =============
 Accumulated benefit obligation...................   $       1,040             N/A    $     10,180             N/A
                                                    ==============                   =============

--------

(1) Includes nonqualified unfunded plans, for which the aggregate PBO was $1.1 billion and $1.2 billion at December 31, 2018 and 2017, respectively.

(2) Transfer to affiliate represents the Transferred Plans' book value as of September 30, 2018, net of the related 2018 net periodic benefit costs. See "-- Net Periodic Benefit Costs."

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


   Information for pension plans with PBOs in excess of plan assets and accumulated benefit obligations ("ABO") in excess of plan assets was as follows at:

                                                            December 31,
                                         -----------------------------------------------------------------
                                                2018          2017               2018             2017
                                           ------------    ------------     ------------    ------------
                                         PBO Exceeds Estimated Fair Value ABO Exceeds Estimated Fair Value
                                              of Plan Assets                   of Plan Assets
                                         -------------------------------- --------------------------------
                                                                    (In millions)
Projected benefit obligations........... $      1,080     $      1,163    $      1,080     $      1,163
Accumulated benefit obligations......... $      1,040     $      1,116    $      1,040     $      1,116
Estimated fair value of plan assets..... $         --     $         --    $         --     $         --

  Net Periodic Benefit Costs

      The components of net periodic benefit costs and other changes in plan assets and benefit obligations recognized in OCI were as follows:

                                                                          Years Ended December 31,
                                           -------------------------------------------------------------------------------------
                                                       2018                         2017                         2016
                                           ---------------------------  ---------------------------  ---------------------------
                                                            Other                        Other                        Other
                                            Pension      Postretirement  Pension      Postretirement  Pension      Postretirement
                                            Benefits       Benefits      Benefits       Benefits      Benefits       Benefits
                                           ----------  ---------------- ----------  ---------------- ----------  ----------------
                                                                               (In millions)
Net periodic benefit costs:
Service costs.............................   $    123      $        4     $    169     $          6    $    203       $     9
Interest costs............................        290              41          415               75         415            82
Settlement and curtailment costs (1)......         --              --            3                2           1            30
Expected return on plan assets............       (394)            (54)        (509)             (72)       (527)          (74)
Amortization of net actuarial (gains)
 losses...................................        142             (26)         189               --         188            10
Amortization of prior service costs
 (credit).................................         (1)            (14)          (1)             (22)         (1)           (6)
Allocated to affiliates...................        (66)             19          (48)               1         (64)           (9)
                                           ----------    ------------   ----------   --------------  ----------     ---------
 Total net periodic benefit costs
   (credit) (2)...........................         94             (30)         218              (10)        215            42
                                           ----------    ------------   ----------   --------------  ----------     ---------
Other changes in plan assets and benefit
 obligations recognized in OCI:
Net actuarial (gains) losses..............        (40)             (4)         181             (148)        176          (121)
Prior service costs (credit)..............        (20)             --           --               --         (11)          (40)
Amortization of net actuarial (gains)
 losses...................................        (35)             --         (189)              --        (188)          (10)
Amortization of prior service (costs)
 credit...................................          1              --            1               22           1             6
Transfer to affiliate (3).................     (2,389)             81           --               --          --            --
Dispositions (4)..........................         --              --           --               --         (32)            2
                                           ----------    ------------   ----------   --------------  ----------     ---------
 Total recognized in OCI..................     (2,483)             77           (7)           (126)         (54)         (163)
                                           ----------    ------------   ----------   --------------  ----------     ---------
 Total recognized in net periodic benefit
   costs and OCI..........................   $ (2,389)     $       47     $    211     $      (136)    $    161       $  (121)
                                           ==========    ============   ==========   ==============  ==========     =========

--------

(1) The Company recognized curtailment charges in 2016 on certain postretirement benefit plans in connection with the U.S. Retail Advisor Force Divestiture. See Note 18.

(2) Includes costs (credit) related to Transferred Plans of $65 million and ($49) million for pension benefits and other postretirement benefits, respectively, for the year ended December 31, 2018.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


(3) Transfer to affiliate represents the Transferred Plans' book value as of September 30, 2018, net of the related 2018 other changes in plan assets and benefit obligations recognized in OCI.

(4) See Note 3.

     The estimated net actuarial (gains) losses and prior service costs (credit) for the defined benefit pension plans that will be amortized from AOCI into net periodic benefit costs over the next year are $25 million and ($3) million, respectively.

  Assumptions

     Assumptions used in determining benefit obligations were as follows:

                                   Pension Benefits   Other Postretirement Benefits
                               -------------------- -------------------------------
December 31, 2018
Weighted average discount rate        4.35%                      3.75%
Rate of compensation increase.   2.25%  -  8.50%                  N/A
December 31, 2017
Weighted average discount rate        3.65%                      3.70%
Rate of compensation increase.   2.25%  -  8.50%                  N/A

     Assumptions used in determining net periodic benefit costs for the U.S. plans were as follows:

                                   Pension Benefits   Other Postretirement Benefits
                               -------------------- -------------------------------
Year Ended December 31, 2018
Weighted average discount rate        3.65%                      3.70%
Weighted average expected
 rate of return on plan assets        5.75%                      5.11%
Rate of compensation increase.   2.25%  -  8.50%                  N/A
Year Ended December 31, 2017
Weighted average discount rate        4.30%                      4.45%
Weighted average expected
 rate of return on plan assets        6.00%                      5.36%
Rate of compensation increase.   2.25%  -  8.50%                  N/A
Year Ended December 31, 2016
Weighted average discount rate        4.13%                      4.37%
Weighted average expected
 rate of return on plan assets        6.00%                      5.53%
Rate of compensation increase.   2.25%  -  8.50%                  N/A

     The weighted average discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate PBO when due.

     The weighted average expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected rate of return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.

     The weighted average expected rate of return on plan assets for use in the plan valuation in 2019 is currently anticipated to be 4.00% for other postretirement benefits.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


     The assumed healthcare costs trend rates used in measuring the APBO and net periodic benefit costs were as follows:

                                                                   December 31,
                                                   ---------------------------------------------
                                                            2018                   2017
                                                   ---------------------- ----------------------
                                                      Before   Age 65 and    Before   Age 65 and
                                                    Age 65      older      Age 65      older
                                                   --------- ------------ --------- ------------
Following year....................................   6.6%        6.6%       5.6%        6.6%
Ultimate rate to which cost increase is assumed
 to decline.......................................   4.0%        4.0%       4.0%        4.3%
Year in which the ultimate trend rate is reached..   2040        2040       2086        2098

     Assumed healthcare costs trend rates may have a significant effect on the amounts reported for healthcare plans. A 1% change in assumed healthcare costs trend rates would have the following effects as of December 31, 2018:

                                                            One Percent   One Percent
                                                            Increase      Decrease
                                                          ------------- -------------
                                                                 (In millions)
Effect on total of service and interest costs components.  $        --   $        --
Effect of accumulated postretirement benefit obligations.  $         1   $       (1)

  Plan Assets

     Through September 30, 2018, the Company provided MetLife employees with benefits under various Employee Retirement Income Security Act of
  1974 ("ERISA") benefit plans. These include qualified pension plans, postretirement medical plans and certain retiree life insurance coverage. The assets of the Company's qualified pension plans are held in an insurance group annuity contract, and the vast majority of the assets of the postretirement medical plan and backing the retiree life coverage are held in a trust which largely utilizes insurance contracts to hold the assets. All of these contracts are issued by the Company, and the assets under the contracts are held in insurance separate accounts that have been established by the Company. The underlying assets of the separate accounts are principally comprised of cash and cash equivalents, short-term investments, fixed maturity securities AFS, equity securities, derivatives, real estate, private equity investments and hedge fund investments.

     The insurance contract provider engages investment management firms ("Managers") to serve as sub-advisors for the separate accounts based on the specific investment needs and requests identified by the plan fiduciary. These Managers have portfolio management discretion over the purchasing and selling of securities and other investment assets pursuant to the respective investment management agreements and guidelines established for each insurance separate account. The assets of the qualified pension plans and postretirement medical plans (the "Invested Plans") are well diversified across multiple asset categories and across a number of different Managers, with the intent of minimizing risk concentrations within any given asset category or with any of the given Managers.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


     The Invested Plans, other than those held in participant directed investment accounts, are managed in accordance with investment policies consistent with the longer-term nature of related benefit obligations and within prudent risk parameters. Specifically, investment policies are oriented toward (i) maximizing the Invested Plan's funded status;
  (ii) minimizing the volatility of the Invested Plan's funded status;
  (iii) generating asset returns that exceed liability increases; and
  (iv) targeting rates of return in excess of a custom benchmark and industry standards over appropriate reference time periods. These goals are expected to be met through identifying appropriate and diversified asset classes and allocations, ensuring adequate liquidity to pay benefits and expenses when due and controlling the costs of administering and managing the Invested Plan's investments. Independent investment consultants are periodically used to evaluate the investment risk of the Invested Plan's assets relative to liabilities, analyze the economic and portfolio impact of various asset allocations and management strategies and recommend asset allocations.

     Derivative contracts may be used to reduce investment risk, to manage duration and to replicate the risk/return profile of an asset or asset class. Derivatives may not be used to leverage a portfolio in any manner, such as to magnify exposure to an asset, asset class, interest rates or any other financial variable. Derivatives are also prohibited for use in creating exposures to securities, currencies, indices or any other financial variable that is otherwise restricted.

     As part of the plan sponsor changes, the plan assets associated with the table below were transferred to an affiliate as of October 1, 2018. The table below summarizes the actual weighted average allocation of the estimated fair value of total plan assets by major asset class at December 31, 2017 for the Invested Plans:

                                                                Other Postretirement
                                             Pension Benefits      Benefits (1)
                                         -------------------- ----------------------
                                                Actual                Actual
                                              Allocation            Allocation
                                         -------------------- ----------------------
Asset Class
Fixed maturity securities AFS...........               82%                   84%
Equity securities (2)...................               10%                   15%
Alternative securities (3)..............                8%                    1%
                                            --------------        --------------
   Total assets.........................              100%                  100%
                                            ==============        ==============

-------------

(1) Other postretirement benefits do not reflect postretirement life insurance plan assets invested in fixed maturity securities AFS.

(2) Equity securities percentage includes derivative assets.

(3) Alternative securities primarily include hedge, private equity and real estate funds.

  Estimated Fair Value

     The pension and other postretirement benefit plan assets are categorized into a three-level fair value hierarchy, as described in Note 10, based upon the significant input with the lowest level in its valuation. The Level 2 asset category includes certain separate accounts that are primarily invested in liquid and readily marketable securities. The estimated fair value of such separate accounts is based upon reported NAV provided by fund managers and this value represents the amount at which transfers into and out of the respective separate account are effected. These separate accounts provide reasonable levels of price transparency and can be corroborated through observable market data. Directly held investments are primarily invested in U.S. and foreign government and corporate securities. The Level 3 asset category includes separate accounts that are invested in assets that provide little or no price transparency due to the infrequency with which the underlying assets trade and generally require additional time to liquidate in an orderly manner. Accordingly, the values for separate accounts invested in these alternative asset classes are based on inputs that cannot be readily derived from or corroborated by observable market data.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


     At December 31, 2018, other postretirement plan assets measured at estimated fair value on a recurring basis were $18 million and were classified as short-term investments Level 2. At December 31, 2017, the pension and other postretirement plan assets measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                                     December 31, 2017
                                    -----------------------------------------------------------------------------------
                                                Pension Benefits                    Other Postretirement Benefits
                                    ----------------------------------------- -----------------------------------------
                                        Fair Value Hierarchy                            Fair Value Hierarchy
                                    -----------------------------             -----------------------------------------
                                                                     Total                                     Total
                                                                   Estimated                                 Estimated
                                      Level 1   Level 2   Level 3  Fair Value   Level 1   Level 2   Level 3  Fair Value
                                    --------- --------- --------- ----------- --------- --------- --------- -----------
                                                                       (In millions)
Assets
Fixed maturity securities AFS:
Corporate..........................  $    --   $  3,726   $    1    $  3,727    $   20    $  362     $--      $    382
U.S. government bonds..............    1,256        528       --       1,784       269         6      --           275
Foreign bonds......................       --        937       --         937        --        94      --            94
Federal agencies...................       35        134       --         169        --        17      --            17
Municipals.........................       --        335       --         335        --        28      --            28
Short-term investments.............      135        192       --         327         8       391      --           399
Other (1)..........................        7        383        9         399        --        68      --            68
                                    --------  ---------  -------   ---------   -------   -------    ----     ---------
  Total fixed maturity securities
   AFS.............................    1,433      6,235       10       7,678       297       966      --         1,263
                                    --------  ---------  -------   ---------   -------   -------    ----     ---------
Equity securities..................      797         91        3         891       153        --      --           153
Other investments..................       --        144      622         766        --         9      --             9
Derivative assets..................       33          2        1          36         1        --      --             1
                                    --------  ---------  -------   ---------   -------   -------    ----     ---------
  Total assets.....................  $ 2,263   $  6,472   $  636    $  9,371    $  451    $  975     $--      $  1,426
                                    ========  =========  =======   =========   =======   =======    ====     =========

-------------

(1) Other primarily includes money market securities, mortgage-backed securities, collateralized mortgage obligations and ABS.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


     A rollforward of all pension and other postretirement benefit plan assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs was as follows:

                                                  Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                  ----------------------------------------------------------------------
                                                                       Pension Benefits
                                                  ----------------------------------------------------------------------
                                                  Fixed Maturity Securities
                                                          AFS:
                                                  --------------------------
                                                                                Equity          Other        Derivative
                                                   Corporate     Other (1)     Securities     Investments     Assets
                                                  ----------    ----------    -----------    ------------   -----------
                                                                        (In millions)
Balance, January 1, 2017.........................   $    --       $    9         $   --        $    634       $    64
Realized gains (losses)..........................       (10)          --              2              --           (22)
Unrealized gains (losses)........................        10           --             --             (12)            6
Purchases, sales, issuances and settlements, net.        --            7             (4)             --           (47)
Transfers into and/or out of Level 3.............         1           (7)             5              --            --
                                                  ----------    ----------    -----------    ------------   -----------
Balance, December 31, 2017.......................   $     1       $    9         $    3        $    622       $     1
Realized gains (losses)..........................        --           --             --              --            --
Unrealized gains (losses)........................        --           --             --              --            --
Purchases, sales, issuances and settlements, net.        --           --             --              --            --
Transfers into and/or out of Level 3.............        --           --             --              --            --
Transfer to affiliate............................        (1)          (9)            (3)           (622)           (1)
                                                  ----------    ----------    -----------    ------------   -----------
Balance, December 31, 2018.......................   $    --       $   --         $   --        $     --       $    --
                                                  ==========    ==========    ===========    ============   ===========

--------

(1) Other includes ABS and collateralized mortgage obligations.

     For the years ended December 31, 2018 and 2017, there were no other postretirement benefit plan assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs.

  Expected Future Contributions and Benefit Payments

     Benefit payments due under the nonqualified pension plans are primarily funded from the Company's general assets as they become due under the provisions of the plans, and therefore benefit payments equal employer contributions. The Company expects to make contributions of $70 million to fund the benefit payments in 2019.

     Postretirement benefits are either: (i) not vested under law; (ii) a non-funded obligation of the Company; or (iii) both. Current regulations do not require funding for these benefits. The Company uses its general assets, net of participant's contributions, to pay postretirement medical claims as they come due. As permitted under the terms of the governing trust document, the Company may be reimbursed from plan assets for postretirement medical claims paid from their general assets.

     Gross benefit payments for the next 10 years, which reflect expected future service where appropriate, are expected to be as follows:

                               Pension Benefits   Other Postretirement Benefits
                           -------------------- -------------------------------
                                              (In millions)
 2019.....................       $           69                    $          1
 2020.....................       $           73                    $          1
 2021.....................       $           64                    $          1
 2022.....................       $           68                    $          1
 2023.....................       $           73                    $          1
 2024-2028................       $          381                    $          6

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


  Additional Information

     As previously discussed, most of the assets of the pension benefit plans are held in a group annuity contract issued by the Company while some of the assets of the postretirement benefit plans are held in a trust which largely utilizes life insurance contracts issued by the Company to hold such assets. Total revenues from these contracts recognized on the consolidated statements of operations were $56 million, $56 million and $57 million for the years ended December 31, 2018, 2017 and 2016, respectively, and included policy charges and net investment income from investments backing the contracts and administrative fees. Total investment income (loss), including realized and unrealized gains (losses), credited (debited) to the account balances was ($448) million, $1.1 billion and $660 million for the years ended
  December 31, 2018, 2017 and 2016, respectively. The terms of these contracts are consistent in all material respects with those the Company offers to unaffiliated parties that are similarly situated.

Defined Contribution Plans

     Through September 30, 2018, the Company sponsored defined contribution plans for substantially all MetLife employees under which a portion of employee contributions are matched. As of October 1, 2018, the plan's sponsor for the defined contribution plans was moved from the Company to an affiliate. The Company contributed $42 million, $65 million and $73 million for the years ended December 31, 2018, 2017 and 2016, respectively.

15. Income Tax

   The provision for income tax was as follows:

                                                  Years Ended December 31,
                                                  -----------------------
                                                    2018     2017    2016
                                                  ------  -------  ------
                                                       (In millions)
     Current:
     U.S. federal................................  $ 217  $ 1,511   $ 675
     U.S. state and local........................      9        4       5
     Non-U.S.....................................     91       14      40
                                                  ------  -------  ------
      Subtotal...................................    317    1,529     720
                                                  ------  -------  ------
     Deferred:
     U.S. federal................................    (88)  (2,099)   (539)
     Non-U.S.....................................    (56)       9      18
                                                  ------  -------  ------
      Subtotal...................................   (144)  (2,090)   (521)
                                                  ------  -------  ------
      Provision for income tax expense (benefit).  $ 173  $  (561)  $ 199
                                                  ======  =======  ======

  The Company's income (loss) before income tax expense (benefit) was as follows:

                                    Years Ended December 31,
                                   -------------------------
                                    2018     2017      2016
                                   ------- --------  -------
                                         (In millions)
                   Income (loss):
                   U.S............  $1,202  $ 4,045   $2,379
                   Non-U.S........   3,107   (1,079)    (438)
                                   ------- --------  -------
                    Total.........  $4,309  $ 2,966   $1,941
                                   ======= ========  =======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


  The reconciliation of the income tax provision at the U.S. statutory rate (21% in 2018; 35% in 2017 and 2016) to the provision for income tax as reported was as follows:

                                                  Years Ended December 31,
                                                  ------------------------
                                                   2018     2017     2016
                                                  ------  --------  ------
                                                        (In millions)
     Tax provision at U.S. statutory rate........  $ 905   $ 1,039   $ 679
     Tax effect of:
     Dividend received deduction.................    (34)      (65)    (79)
     Tax-exempt income...........................    (13)      (49)    (38)
     Prior year tax (1)..........................   (175)      (29)    (33)
     Low income housing tax credits..............   (284)     (278)   (270)
     Other tax credits...........................    (77)     (101)    (98)
     Foreign tax rate differential...............     (8)       --       1
     Change in valuation allowance...............      1        --      (1)
     U.S. Tax Reform impact (2) (3)..............   (139)   (1,089)     --
     Other, net..................................     (3)       11      38
                                                  ------  --------  ------
      Provision for income tax expense (benefit).  $ 173   $  (561)  $ 199
                                                  ======  ========  ======

--------

(1) As discussed further below, for the year ended December 31, 2018, prior year tax includes a $168 million non-cash benefit related to an uncertain tax position.

(2) For the year ended December 31, 2018, U.S. Tax Reform impact includes a $139 million tax benefit related to the adjustment of deferred taxes due to the U.S. tax rate change. This excludes $12 million of tax provision at the U.S. statutory rate for a total tax reform benefit of $151 million.

(3) For the year ended December 31, 2017, U.S. Tax Reform impact of ($1.1) billion excludes ($23) million of tax provision at the U.S. statutory rate for a total tax reform benefit of ($1.1) billion.

  On December 22, 2017, President Trump signed into law U.S. Tax Reform. U.S. Tax Reform includes numerous changes in tax law, including a permanent reduction in the U.S. federal corporate income tax rate from 35% to 21%, which took effect for taxable years beginning on or after January 1, 2018. U.S. Tax Reform moves the United States from a worldwide tax system to a participation exemption system by providing corporations a 100% dividends received deduction for dividends distributed by a controlled foreign corporation. To transition to that new system, U.S. Tax Reform imposed a one-time deemed repatriation tax on unremitted earnings and profits at a rate of 8.0% for illiquid assets and 15.5% for cash and cash equivalents.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   The incremental financial statement impact related to U.S. Tax Reform was as follows:

                                                                              Years Ended December 31,
                                                                             -------------------------
                                                                                2018          2017
                                                                             ----------  -------------
                                                                                   (In millions)
Income (loss) before provision for income tax...............................  $     (58)  $        (66)
Provision for income tax expense (benefit):
Deferred tax revaluation....................................................       (151)        (1,112)
                                                                             ----------  -------------
 Total provision for income tax expense (benefit)...........................       (151)        (1,112)
                                                                             ----------  -------------
Income (loss), net of income tax............................................         93          1,046
Income tax (expense) benefit related to items of other comprehensive income
  (loss)....................................................................         --            133
                                                                             ----------  -------------
Increase to net equity from U.S. Tax Reform.................................  $      93   $      1,179
                                                                             ==========  =============

  In accordance with SAB 118 issued by the U.S. Securities and Exchange Commission ("SEC") in December 2017, the Company recorded provisional amounts for certain items for which the income tax accounting is not complete. For these items, the Company recorded a reasonable estimate of the tax effects of U.S. Tax Reform. The estimates were reported as provisional amounts during the measurement period, which did not exceed one year from the date of enactment of U.S. Tax Reform. The Company reflected adjustments to its provisional amounts upon obtaining, preparing, or analyzing additional information about facts and circumstances that existed as of the enactment date that, if known, would have affected the income tax effects initially reported as provisional amounts.

   As of December 31, 2017, the following items were considered provisional estimates due to complexities and ambiguities in U.S. Tax Reform which resulted in incomplete accounting for the tax effects of these provisions. Further guidance, either legislative or interpretive, and analysis were completed during the measurement period. As a result, the following updates were made to complete the accounting for these items as of December 31, 2018:

   . Deemed Repatriation Transition Tax - The Company recorded a $1 million charge for this item for the year ended December 31, 2017. For the year ended December 31, 2018, the Company did not record an additional tax charge.

   . Global Intangible Low-Tax Income ("GILTI") - U.S. Tax Reform imposes a minimum tax on GILTI, which is generally the excess income of foreign subsidiaries over a 10% rate of routine return on tangible business assets. For the year ended December 31, 2017, the Company did not record a tax charge for this item. In 2018, the Company established an accounting policy in which it treats taxes due on GILTI as a current-period expense when incurred. For the year ended December 31, 2018, the Company did not record a tax charge.

   . Compensation and Fringe Benefits - U.S. Tax Reform limits certain employer deductions for fringe benefit and related expenses and also repeals the exception allowing the deduction of certain performance-based compensation paid to certain senior executives. The Company recorded an $8 million tax charge, included within the deferred tax revaluation as of December 31, 2017. The Company determined that no additional adjustment was required for the year ended December 31, 2018.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   . Alternative Minimum Tax Credits - U.S. Tax Reform eliminates the corporate alternative minimum tax and allows for minimum tax credit carryforwards to be used to offset future regular tax or to be refunded 50% each tax year beginning in 2018, with any remaining balance fully refunded in 2021. However, pursuant to the requirements of the Balanced Budget and Emergency Deficit Control Act of 1985, as amended, refund payments issued for corporations claiming refundable prior year alternative minimum tax credits are subject to a sequestration rate of 6.2%. The application of this fee to refunds in future years is subject to further guidance. Additionally, the sequestration reduction rate in effect at the time is subject to uncertainty. For the year ended December 31, 2017, the Company recorded a $7 million tax charge included within the deferred tax revaluation. For the year ended December 31, 2018, the Company determined that no additional adjustment was required. In early 2019, the Internal Revenue Service ("IRS") issued guidance indicating that for years beginning after December 31, 2017, refund payments and credit elect and refund offset transactions due to refundable minimum tax credits will not be subject to sequestration. The Company will incorporate the impacts of this IRS announcement in 2019.

   . Tax Credit Partnerships - The reduction in the federal corporate income tax rate due to U.S. Tax Reform required adjustments for multiple investment portfolios, including tax credit partnerships and tax-advantaged leveraged leases. Certain tax credit partnership investments derive returns in part from income tax credits. The Company recognizes changes in tax attributes at the partnership level when reported by the investee in its financial information. The Company did not receive the necessary investee financial information to determine the impact of U.S. Tax Reform on the tax attributes of its tax credit partnership investments until the third quarter of 2018. Accordingly, prior to the third quarter of 2018, the Company applied prior law to these equity method investments in accordance with SAB 118. For the year ended December 31, 2018, after receiving additional investee information, a reduction in tax credit partnerships' equity method income of $46 million, net of income tax, was included in net investment income. The tax-advantaged leveraged lease portfolio is valued on an after-tax yield-basis. In 2018, the Company received third party data that was used to complete a comprehensive review of its portfolio to determine the full and complete impact of U.S. Tax Reform on these investments. As a result of this review, a tax benefit of $126 million was recorded for the year ended December 31, 2018.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


  Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                        December 31,
                                                       --------------
                                                        2018    2017
                                                       ------ -------
                                                        (In millions)
         Deferred income tax assets:
         Policyholder liabilities and receivables..... $1,491 $ 1,361
         Net operating loss carryforwards.............     22      23
         Employee benefits............................    518     595
         Tax credit carryforwards.....................  1,038   1,127
         Litigation-related and government mandated...    131     117
         Other........................................     --     437
                                                       ------ -------
           Total gross deferred income tax assets.....  3,200   3,660
         Less: Valuation allowance....................     21      20
                                                       ------ -------
           Total net deferred income tax assets.......  3,179   3,640
                                                       ------ -------
         Deferred income tax liabilities:
         Investments, including derivatives...........  1,516   1,989
         Intangibles..................................     32      32
         DAC..........................................    558     673
         Net unrealized investment gains..............    987   2,313
         Other........................................     43       2
                                                       ------ -------
           Total deferred income tax liabilities......  3,136   5,009
                                                       ------ -------
           Net deferred income tax asset (liability).. $   43 $(1,369)
                                                       ====== =======

  The Company also has recorded a valuation allowance charge of $1 million related to certain U.S. state net operating loss carryforwards for the year ended December 31, 2018. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain U.S. state net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable.

  U.S. state net operating loss carryforwards of $140 million at December 31, 2018 will expire beginning in 2034.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


  The following table sets forth the general business credits and other credit carryforwards for tax return purposes at December 31, 2018.

                                  Tax Credit Carryforwards
                                -----------------------------
                                General Business
                                    Credits         Other
                                ---------------- ------------
                                        (In millions)
                   Expiration:
                   2019-2023...     $         --  $        --
                   2024-2028...               --           --
                   2029-2033...              200           --
                   2034-2038...            1,139           --
                   Indefinite..               --           90
                                   ------------- ------------
                                    $      1,339  $        90
                                   ============= ============

  The Company participates in a tax sharing agreement with MetLife, Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due from affiliates included $27 million and $203 million for the years ended December 31, 2018 and 2017, respectively.

  The Company files income tax returns with the U.S. federal government and various U.S. state and local jurisdictions, as well as non-U.S. jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state, or local income tax examinations for years prior to 2007, except for refund claims filed in 2017 with the IRS for 2000 through 2002 to recover tax and interest predominantly related to the disallowance of certain foreign tax credits for which the Company received a statutory notice of deficiency in 2015 and paid the tax thereon. The disallowed foreign tax credits relate to certain non-U.S. investments held by Metropolitan Life Insurance Company in support of its life insurance business through a United Kingdom investment subsidiary that was structured as a joint venture until early 2009.

  For tax years 2003 through 2006, the Company entered into binding agreements with the IRS under which all remaining issues, including the foreign tax credit matter noted above, for these years were resolved. Accordingly, in the fourth quarter of 2018, the Company recorded a non-cash benefit to net income of $349 million, net of tax, comprised of a $168 million tax benefit recorded in provision for income tax expense (benefit) and a $229 million interest benefit ($181 million, net of tax) included in other expenses. For tax years 2000 through 2002 (which are closed to IRS examination except for the refund claim described above) and 2007 through 2009 (which are the subject of the current IRS examination), the Company has established adequate reserves for tax liabilities. The Company continues to pursue final resolution of disallowed foreign tax credits, as well as related issues, for the open tax years in a manner consistent with the final resolution of such issues for 2003 through 2006. Although the final timing and details of any such resolution remain uncertain, and could be affected by many factors, closure with the IRS for tax years 2000 through 2002, and 2007 through 2009, may occur in 2019.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. For example, federal tax legislation and regulation could impact unrecognized tax benefits. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                               Years Ended December 31,
                                                                               ----------------------
                                                                                2018     2017    2016
                                                                               ------   -----  -------
                                                                                    (In millions)
Balance at January 1,.........................................................  $ 890    $931   $1,075
Additions for tax positions of prior years....................................      3      --        7
Reductions for tax positions of prior years (1)...............................   (169)    (38)    (109)
Additions for tax positions of current year...................................      3       4        6
Reductions for tax positions of current year..................................     --      (1)      --
Settlements with tax authorities (2)..........................................   (285)     (6)     (48)
                                                                               ------   -----  -------
Balance at December 31,.......................................................  $ 442    $890   $  931
                                                                               ======   =====  =======
Unrecognized tax benefits that, if recognized would impact the effective rate.  $ 442    $890   $  931
                                                                               ======   =====  =======

--------

(1) The decrease in 2018 is primarily related to the non-cash benefit from the tax audit settlement discussed above.

(2) The decrease in 2018 is primarily related to the tax audit settlement, of which $284 million was reclassified to the current income tax payable account.

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

   Interest was as follows:

                                                                      Years Ended December 31,
                                                                      -----------------------
                                                                       2018     2017   2016
                                                                      ------    ----   ----
                                                                        (In millions)
Interest expense (benefit) recognized on the consolidated statements
  of operations (1).................................................. $(457)    $ 47   $(33)

                                                                                December 31,
                                                                                -------------
                                                                                2018   2017
                                                                                ----   ----
                                                                                (In millions)
Interest included in other liabilities on the consolidated balance
  sheets.............................................................           $196   $653

--------

(1) The decrease in 2018 is primarily related to the tax audit settlement, of which $184 million was recorded in other expenses and $273 million was reclassified to the current income tax payable account.

   The Company had no penalties for the years ended December 31, 2018, 2017 and 2016.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


16. Contingencies, Commitments and Guarantees

Contingencies

  Litigation

     The Company is a defendant in a large number of litigation matters. Putative or certified class action litigation and other litigation and claims and assessments against the Company, in addition to those discussed below and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, mortgage lending bank, employer, investor, investment advisor, broker-dealer, and taxpayer.

     The Company also receives and responds to subpoenas or other inquiries seeking a broad range of information from state regulators, including state insurance commissioners; state attorneys general or other state governmental authorities; federal regulators, including the SEC; federal governmental authorities, including congressional committees; and the Financial Industry Regulatory Authority, as well as from local and national regulators and government authorities in jurisdictions outside the United States where the Company conducts business. The issues involved in information requests and regulatory matters vary widely, but can include inquiries or investigations concerning the Company's compliance with applicable insurance and other laws and regulations. The Company cooperates in these inquiries.

     In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been established for a number of the matters noted below. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be reasonably estimated at December 31, 2018. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known to management, management does not believe any such charges are likely to have a material effect on the Company's financial position. Given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  Matters as to Which an Estimate Can Be Made

     For some of the matters disclosed below, the Company is able to estimate a reasonably possible range of loss. For matters where a loss is believed to be reasonably possible, but not probable, the Company has not made an accrual. As of December 31, 2018, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters to be $0 to $425 million.

  Matters as to Which an Estimate Cannot Be Made

     For other matters disclosed below, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


   Asbestos-Related Claims

      Metropolitan Life Insurance Company is and has been a defendant in a large number of asbestos-related suits filed primarily in state courts. These suits principally allege that the plaintiff or plaintiffs suffered personal injury resulting from exposure to asbestos and seek both actual and punitive damages. Metropolitan Life Insurance Company has never engaged in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products nor has Metropolitan Life Insurance Company issued liability or workers' compensation insurance to companies in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products. The lawsuits principally have focused on allegations with respect to certain research, publication and other activities of one or more of Metropolitan Life Insurance Company's employees during the period from the 1920's through approximately the 1950's and allege that Metropolitan Life Insurance Company learned or should have learned of certain health risks posed by asbestos and, among other things, improperly publicized or failed to disclose those health risks. Metropolitan Life Insurance Company believes that it should not have legal liability in these cases. The outcome of most asbestos litigation matters, however, is uncertain and can be impacted by numerous variables, including differences in legal rulings in various jurisdictions, the nature of the alleged injury and factors unrelated to the ultimate legal merit of the claims asserted against Metropolitan Life Insurance Company. Metropolitan Life Insurance Company employs a number of resolution strategies to manage its asbestos loss exposure, including seeking resolution of pending litigation by judicial rulings and settling individual or groups of claims or lawsuits under appropriate circumstances.

      Claims asserted against Metropolitan Life Insurance Company have included negligence, intentional tort and conspiracy concerning the health risks associated with asbestos. Metropolitan Life Insurance Company's defenses (beyond denial of certain factual allegations) include that:
   (i) Metropolitan Life Insurance Company owed no duty to the plaintiffs -- it had no special relationship with the plaintiffs and did not manufacture, produce, distribute or sell the asbestos products that allegedly injured plaintiffs; (ii) plaintiffs did not rely on any actions of Metropolitan Life Insurance Company; (iii) Metropolitan Life Insurance Company's conduct was not the cause of the plaintiffs' injuries; (iv) plaintiffs' exposure occurred after the dangers of asbestos were known; and (v) the applicable time with respect to filing suit has expired. During the course of the litigation, certain trial courts have granted motions dismissing claims against Metropolitan Life Insurance Company, while other trial courts have denied Metropolitan Life Insurance Company's motions. There can be no assurance that Metropolitan Life Insurance Company will receive favorable decisions on motions in the future. While most cases brought to date have settled, Metropolitan Life Insurance Company intends to continue to defend aggressively against claims based on asbestos exposure, including defending claims at trials.

      The approximate total number of asbestos personal injury claims pending against Metropolitan Life Insurance Company as of the dates indicated, the approximate number of new claims during the years ended on those dates and the approximate total settlement payments made to resolve asbestos personal injury claims at or during those years are set forth in the following table:

                                                          December 31,
                                             --------------------------------------
                                                 2018         2017         2016
                                             ------------ ------------ ------------
                                             (In millions, except number of claims)
Asbestos personal injury claims at year end.       62,522       62,930       67,223
Number of new claims during the year........        3,359        3,514        4,146
Settlement payments during the year (1)..... $       51.4 $       48.6 $       50.2

-------------

(1) Settlement payments represent payments made by Metropolitan Life Insurance Company during the year in connection with settlements made in that year and in prior years. Amounts do not include Metropolitan Life Insurance Company's attorneys' fees and expenses.

      The number of asbestos cases that may be brought, the aggregate amount of any liability that Metropolitan Life Insurance Company may incur, and the total amount paid in settlements in any given year are uncertain and may vary significantly from year to year.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


      The ability of Metropolitan Life Insurance Company to estimate its ultimate asbestos exposure is subject to considerable uncertainty, and the conditions impacting its liability can be dynamic and subject to change. The availability of reliable data is limited and it is difficult to predict the numerous variables that can affect liability estimates, including the number of future claims, the cost to resolve claims, the disease mix and severity of disease in pending and future claims, the impact of the number of new claims filed in a particular jurisdiction and variations in the law in the jurisdictions in which claims are filed, the possible impact of tort reform efforts, the willingness of courts to allow plaintiffs to pursue claims against Metropolitan Life Insurance Company when exposure to asbestos took place after the dangers of asbestos exposure were well known, and the impact of any possible future adverse verdicts and their amounts.

      The ability to make estimates regarding ultimate asbestos exposure declines significantly as the estimates relate to years further in the future. In the Company's judgment, there is a future point after which losses cease to be probable and reasonably estimable. It is reasonably possible that the Company's total exposure to asbestos claims may be materially greater than the asbestos liability currently accrued and that future charges to income may be necessary. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material effect on the Company's financial position.

      The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for asbestos-related claims. Metropolitan Life Insurance Company's recorded asbestos liability is based on its estimation of the following elements, as informed by the facts presently known to it, its understanding of current law and its past experiences: (i) the probable and reasonably estimable liability for asbestos claims already asserted against Metropolitan Life Insurance Company, including claims settled but not yet paid; (ii) the probable and reasonably estimable liability for asbestos claims not yet asserted against Metropolitan Life Insurance Company, but which Metropolitan Life Insurance Company believes are reasonably probable of assertion; and
   (iii) the legal defense costs associated with the foregoing claims. Significant assumptions underlying Metropolitan Life Insurance Company's analysis of the adequacy of its recorded liability with respect to asbestos litigation include: (i) the number of future claims; (ii) the cost to resolve claims; and (iii) the cost to defend claims.

      Metropolitan Life Insurance Company reevaluates on a quarterly and annual basis its exposure from asbestos litigation, including studying its claims experience, reviewing external literature regarding asbestos claims experience in the United States, assessing relevant trends impacting asbestos liability and considering numerous variables that can affect its asbestos liability exposure on an overall or per claim basis. These variables include bankruptcies of other companies involved in asbestos litigation, legislative and judicial developments, the number of pending claims involving serious disease, the number of new claims filed against it and other defendants and the jurisdictions in which claims are pending. Based upon its regular reevaluation of its exposure from asbestos litigation, Metropolitan Life Insurance Company has updated its recorded liability for asbestos-related claims to $502 million at December 31, 2018.

   In the Matter of Chemform, Inc. Site, Pompano Beach, Broward County, Florida

      In July 2010, the Environmental Protection Agency ("EPA") advised Metropolitan Life Insurance Company that it believed payments were due under two settlement agreements, known as "Administrative Orders on Consent," that New England Mutual Life Insurance Company ("New England Mutual") signed in 1989 and 1992 with respect to the cleanup of a Superfund site in Florida (the "Chemform Site"). The EPA originally contacted Metropolitan Life Insurance Company (as successor to New England Mutual) and a third party in 2001, and advised that they owed additional clean-up costs for the Chemform Site. The matter was not resolved at that time. In September 2012, the EPA, Metropolitan Life Insurance Company and the third party executed an Administrative Order on Consent under which Metropolitan Life Insurance Company and the third party agreed to be responsible for certain environmental testing at the Chemform Site. The EPA may seek additional costs if the environmental testing identifies issues. The EPA and Metropolitan Life Insurance Company have reached a settlement in principle on the EPA's claim for past costs. The Company estimates that the aggregate cost to resolve this matter, including the settlement for claims of past costs and the costs of environmental testing, will not exceed $300 thousand.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


   Sun Life Assurance Company of Canada Indemnity Claim

      In 2006, Sun Life Assurance Company of Canada ("Sun Life"), as successor to the purchaser of Metropolitan Life Insurance Company's Canadian operations, filed a lawsuit in Toronto, seeking a declaration that Metropolitan Life Insurance Company remains liable for "market conduct claims" related to certain individual life insurance policies sold by Metropolitan Life Insurance Company that were subsequently transferred to Sun Life. In January 2010, the court found that Sun Life had given timely notice of its claim for indemnification but, because it found that Sun Life had not yet incurred an indemnifiable loss, granted Metropolitan Life Insurance Company's motion for summary judgment. In September 2010, Sun Life notified Metropolitan Life Insurance Company that a purported class action lawsuit was filed against Sun Life in Toronto alleging sales practices claims regarding the policies sold by Metropolitan Life Insurance Company and transferred to Sun Life (the "Ontario Litigation"). On August 30, 2011, Sun Life notified Metropolitan Life Insurance Company that another purported class action lawsuit was filed against Sun Life in Vancouver, BC alleging sales practices claims regarding certain of the same policies sold by Metropolitan Life Insurance Company and transferred to Sun Life. Sun Life contends that Metropolitan Life Insurance Company is obligated to indemnify Sun Life for some or all of the claims in these lawsuits. In September 2018, the Court of Appeal for Ontario affirmed the lower court's decision to not certify the sales practices claims in the Ontario Litigation. These sales practices cases against Sun Life are ongoing, and the Company is unable to estimate the reasonably possible loss or range of loss arising from this litigation.

   Owens v. Metropolitan Life Insurance Company (N.D. Ga., filed April 17, 2014)

      Plaintiff filed this class action lawsuit on behalf of persons for whom Metropolitan Life Insurance Company established a Total Control Account ("TCA") to pay death benefits under an ERISA plan. The action alleges that Metropolitan Life Insurance Company's use of the TCA as the settlement option for life insurance benefits under some group life insurance policies violates Metropolitan Life Insurance Company's fiduciary duties under ERISA. As damages, plaintiff seeks disgorgement of profits that Metropolitan Life Insurance Company realized on accounts owned by members of the class. In addition, plaintiff, on behalf of a subgroup of the class, seeks interest under Georgia's delayed settlement interest statute, alleging that the use of the TCA as the settlement option did not constitute payment. On
   September 27, 2016, the court denied Metropolitan Life Insurance Company's summary judgment motion in full and granted plaintiff's partial summary judgment motion. On September 29, 2017, the court certified a nationwide class. The court also certified a Georgia subclass. The Company intends to defend this action vigorously.

   Voshall v. Metropolitan Life Insurance Company (Superior Court of the State of California, County of Los Angeles, April 8, 2015)

      Plaintiff filed this putative class action lawsuit on behalf of himself and all persons covered under a long-term group disability income insurance policy issued by Metropolitan Life Insurance Company to public entities in California between April 8, 2011 and April 8, 2015. Plaintiff alleges that Metropolitan Life Insurance Company improperly reduced benefits by including cost of living adjustments and employee paid contributions in the employer retirement benefits and other income that reduces the benefit payable under such policies. Plaintiff asserts causes of action for declaratory relief, violation of the California Business & Professions Code, breach of contract and breach of the implied covenant of good faith and fair dealing. The parties reached a settlement, which the court approved on January 3, 2019.

   Martin v. Metropolitan Life Insurance Company (Superior Court of the State of California, County of Contra Costa, filed December 17, 2015)

     Plaintiffs filed this putative class action lawsuit on behalf of themselves and all California persons who have been charged compound interest by Metropolitan Life Insurance Company in life insurance policy and/or premium loan balances within the last four years. Plaintiffs allege that Metropolitan Life Insurance Company has engaged in a pattern and practice of charging compound interest on life insurance policy and premium loans without the borrower authorizing such compounding, and that this constitutes an unlawful business practice under California law. Plaintiffs assert causes of action for declaratory relief, violation of California's Unfair Competition Law and Usury Law, and unjust enrichment. Plaintiffs seek declaratory and injunctive relief, restitution of interest, and damages in an unspecified amount. On April 12, 2016, the court granted Metropolitan Life Insurance Company's motion to dismiss. Plaintiffs appealed this ruling to the United States Court of Appeals for the Ninth Circuit. The Company intends to defend this action vigorously.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


   Newman v. Metropolitan Life Insurance Company (N.D. Ill., filed March 23,
   2016)

      Plaintiff filed this putative class action alleging causes of action for breach of contract, fraud, and violations of the Illinois Consumer Fraud and Deceptive Business Practices Act, on behalf of herself and all persons over age 65 who selected a Reduced Pay at Age 65 payment feature on their long-term care insurance policies and whose premium rates were increased after age 65. Plaintiff seeks unspecified compensatory, statutory and punitive damages, as well as recessionary and injunctive relief. On
   April 12, 2017, the court granted Metropolitan Life Insurance Company's motion to dismiss the action. Plaintiff appealed this ruling and the United States Court of Appeals for the Seventh Circuit reversed and remanded the case to the district court for further proceedings. The Company intends to defend this action vigorously.

   Julian & McKinney v. Metropolitan Life Insurance Company (S.D.N.Y., filed February 9, 2017)

      Plaintiffs filed this putative class and collective action on behalf of themselves and all current and former long-term disability ("LTD") claims specialists between February 2011 and the present for alleged wage and hour violations under the Fair Labor Standards Act, the New York Labor Law, and the Connecticut Minimum Wage Act. The suit alleges that Metropolitan Life Insurance Company improperly reclassified the plaintiffs and similarly situated LTD claims specialists from non-exempt to exempt from overtime pay in November 2013. As a result, they and members of the putative class were no longer eligible for overtime pay even though they allege they continued to work more than 40 hours per week. Plaintiffs seek unspecified compensatory and punitive damages, as well as other relief. On March 22, 2018, the Court conditionally certified the case as a collective action, requiring that notice be mailed to LTD claims specialists who worked for the Company from February 8, 2014 to the present. The Company intends to defend this action vigorously.

   Total Asset Recovery Services, LLC. v. MetLife, Inc., et al. (Supreme Court of the State of New York, County of New York, filed December 27, 2017)

      Total Asset Recovery Services ("The Relator") brought an action under the qui tam provision of the New York False Claims Act (the "Act") on behalf of itself and the State of New York. The Relator originally filed this action under seal in 2010, and the complaint was unsealed on December 19, 2017. The Relator alleges that MetLife, Inc., Metropolitan Life Insurance Company and several other insurance companies violated the Act by filing false unclaimed property reports with the State of New York from 1986 to 2017, to avoid having to escheat the proceeds of more than 25,000 life insurance policies, including policies for which the defendants escheated funds as part of their demutualizations in the late 1990s. The Relator seeks treble damages and other relief. The defendants intend to defend this action vigorously.

   Miller, et al. v. Metropolitan Life Insurance Company (S.D.N.Y., filed January 4, 2019)

      Plaintiff filed a second amended complaint in this putative class action, purporting to assert claims on behalf of all persons who replaced their MetLife Optional Term Life or Group Universal Life policy with a Group Variable Universal Life policy wherein Metropolitan Life Insurance Company allegedly charged smoker rates for certain non-smokers. Plaintiff seeks unspecified compensatory and punitive damages, as well as other relief. The Company intends to defend this action vigorously.

   Regulatory and Litigation Matters Related to Group Annuity Benefits

      In 2018, the Company announced that it identified a material weakness in its internal control over financial reporting related to the practices and procedures for estimating reserves for certain group annuity benefits. The Company is exposed to lawsuits and regulatory investigations, and could be exposed to additional legal actions relating to these issues. These may result in payments, including damages, fines, penalties, interest and other amounts assessed or awarded by courts or regulatory authorities under applicable escheat, tax, securities, ERISA, or other laws or regulations. The Company could incur significant costs in connection with these actions.

   Regulatory Matters

      The NYDFS examined these issues and other unrelated issues as part of its quinquennial exam and entered into a consent order with Metropolitan Life Insurance Company on January 28, 2019. Several additional regulators have made similar inquiries and it is possible that other jurisdictions may pursue similar investigations or inquiries.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


   Litigation Matters

     Roycroft v. MetLife, Inc., et al. (S.D.N.Y., filed June 18, 2018)

        Plaintiff filed this putative class action on behalf of all persons due benefits under group annuity contracts but who did not receive the entire amount to which they were entitled. Plaintiff asserts claims for unjust enrichment, accounting, and restitution based on allegations that Metropolitan Life Insurance Company and MetLife, Inc. failed to timely pay annuity benefits to certain group annuitants. Plaintiff seeks declaratory and injunctive relief, as well as unspecified compensatory and punitive damages, and other relief. The court dismissed this matter as to all defendants on January 15, 2019.

  Insolvency Assessments

     Many jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers or those that may become impaired, insolvent or fail. These associations levy assessments, up to prescribed limits, on all member insurers in a particular jurisdiction on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. In addition, certain jurisdictions have government owned or controlled organizations providing life, health and property and casualty insurance to their citizens, whose activities could place additional stress on the adequacy of guaranty fund assessments. Many of these organizations have the power to levy assessments similar to those of the guaranty associations. Some jurisdictions permit member insurers to recover assessments paid through full or partial premium tax offsets.

     Assets and liabilities held for insolvency assessments were as follows:

                                                        December 31,
                                                  -------------------------
                                                      2018         2017
                                                  ------------ ------------
                                                        (In millions)
    Other Assets:
    Premium tax offset for future discounted and
     undiscounted assessments....................  $        42  $        51
    Premium tax offset currently available for
     paid assessments............................           43           49
                                                  ------------ ------------
     Total.......................................  $        85  $       100
                                                  ============ ============
    Other Liabilities:
    Insolvency assessments.......................  $        57  $        66
                                                  ============ ============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


Commitments

  Leases

     The Company, as lessee, has entered into various lease and sublease agreements for office space and equipment. Future minimum gross rental payments relating to these lease arrangements are as follows:

                                          Amount
                                      ---------------
                                       (In millions)
                          2019.......  $          125
                          2020.......             137
                          2021.......             136
                          2022.......             134
                          2023.......             122
                          Thereafter.             567
                                      ---------------
                            Total....  $        1,221
                                      ===============

     Operating lease expense was $116 million, $187 million, and $204 million for the years ended December 31, 2018, 2017 and 2016, respectively. Effective January 1, 2018, the Company assigned certain leases to an affiliate. The Company, as assignor, remains liable under the leases to the extent that the affiliate, as assignee, cannot meet any obligations. Total minimum rental payments to be received in the future under non-cancelable subleases were $628 million as of December 31, 2018. Non-cancelable sublease income was $66 million, $40 million and $17 million for the years ended December 31, 2018, 2017 and 2016, respectively.

  Mortgage Loan Commitments

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $3.6 billion and $3.3 billion at December 31, 2018 and 2017, respectively.

  Commitments to Fund Partnership Investments, Bank Credit Facilities, Bridge Loans and Private Corporate Bond Investments

     The Company commits to fund partnership investments and to lend funds under bank credit facilities, bridge loans and private corporate bond investments. The amounts of these unfunded commitments were $4.6 billion and $3.9 billion at December 31, 2018 and 2017, respectively.

Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from less than $1 million to $442 million, with a cumulative maximum of $827 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


   The Company's recorded liabilities were $5 million and $4 million at December 31, 2018 and 2017, respectively, for indemnities, guarantees and commitments.

17. Quarterly Results of Operations (Unaudited)

   The unaudited quarterly results of operations for 2018 and 2017 are summarized in the table below:

                                                                                     Three Months Ended
                                                                       ---------------------------------------------
                                                                       March 31, June 30,  September 30, December 31,
                                                                       --------- --------- ------------- ------------
                                                                                       (In millions)
2018
Total revenues........................................................ $  8,446  $  14,809   $  9,751      $  9,155
Total expenses........................................................ $  7,711  $  13,709   $  8,847      $  7,585
Net income (loss)..................................................... $    672  $   1,007   $    816      $  1,641
Less: Net income (loss) attributable to noncontrolling interests...... $      3  $       5   $      2      $     (4)
Net income (loss) attributable to Metropolitan Life Insurance Company. $    669  $   1,002   $    814      $  1,645
2017
Total revenues........................................................ $  8,645  $   9,342   $ 10,286      $  8,952
Total expenses........................................................ $  7,978  $   8,534   $  9,411      $  8,336
Net income (loss)..................................................... $    547  $     644   $    708      $  1,628
Less: Net income (loss) attributable to noncontrolling interests...... $      1  $       2   $      5      $     (6)
Net income (loss) attributable to Metropolitan Life Insurance Company. $    546  $     642   $    703      $  1,634

18. Related Party Transactions

Service Agreements

   The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include personnel, policy administrative functions and distribution services. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $2.1 billion, $2.2 billion and $2.1 billion for the years ended December 31, 2018, 2017 and 2016, respectively. Total revenues received from affiliates related to these agreements were $135 million, $234 million and $251 million for the years ended December 31, 2018, 2017 and 2016, respectively.

   The Company also entered into agreements with affiliates to provide additional services necessary to conduct the affiliates' activities. Typical services provided under these agreements include management, policy administrative functions, investment advice and distribution services. Expenses incurred by the Company related to these agreements, included in other expenses, were $1.1 billion, $1.4 billion and $1.5 billion for the years ended December 31, 2018, 2017 and 2016, respectively, and were reimbursed to the Company by these affiliates.

   In 2018, the Company and the MetLife enterprise updated its shared facilities and services structure to more efficiently share enterprise assets and services. Effective as of October 1, 2018, the Company entered into new service agreements with its affiliates, which replaced existing agreements. Under the new agreements, the Company will no longer be the primary provider of services to affiliates and will receive further services from affiliates to conduct its activities.

   The Company had net payables to affiliates, related to the items discussed above, of $181 million and $205 million at December 31, 2018 and 2017, respectively.

   See Notes 1, 6, 8, 11, 12 and 14 for additional information on related party transactions. Also, see Note 6 for information related to the separation of Brighthouse.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

18. Related Party Transactions (continued)


Sales Distribution Services

   In July 2016, MetLife, Inc. completed the U.S. Retail Advisor Force Divestiture. MassMutual assumed all of the liabilities related to such assets and that arise or occur after the closing of the sale.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I

                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2018

                                 (In millions)

                                                                         Estimated      Amount at
                                                     Cost or             Fair           Which Shown on
                                                  Amortized Cost (1)     Value        Balance Sheet
Types of Investments                          ---------------------- ------------- --------------------
Fixed maturity securities AFS:
Bonds:
U.S. government and agency................... $               28,139      $ 30,161 $             30,161
Public utilities.............................                  6,822         7,149                7,149
Municipals...................................                  6,070         6,947                6,947
Foreign government...........................                  4,191         4,492                4,492
All other corporate bonds....................                 72,886        72,766               72,766
                                              ---------------------- ------------- --------------------
  Total bonds................................                118,108       121,515              121,515
Mortgage-backed and asset-backed securities..                 36,256        36,708               36,708
Redeemable preferred stock...................                    811           850                  850
                                              ---------------------- ------------- --------------------
  Total fixed maturity securities AFS........                155,175       159,073              159,073
                                              ---------------------- ------------- --------------------
Equity securities:
Common stock:
  Industrial, miscellaneous and all other....                    360           368                  368
  Public utilities...........................                     83            74                   74
Non-redeemable preferred stock...............                    352           331                  331
                                              ---------------------- ------------- --------------------
  Total equity securities....................                    795           773                  773
                                              ---------------------- ------------- --------------------
Mortgage loans...............................                 63,687                             63,687
Policy loans.................................                  6,061                              6,061
Real estate and real estate joint ventures...                  6,110                              6,110
Real estate acquired in satisfaction of debt.                     42                                 42
Other limited partnership interests..........                  4,481                              4,481
Short-term investments.......................                  1,506                              1,506
Other invested assets........................                 15,690                             15,690
                                              ----------------------               --------------------
  Total investments.......................... $              253,547               $            257,423
                                              ======================               ====================

--------
(1) Amortized cost for fixed maturity securities AFS and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premium or accretion of discount; for equity securities, cost represents original cost; for real estate, cost represents original cost reduced by impairments and depreciation; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
               Consolidated Supplementary Insurance Information
                          December 31, 2018 and 2017

                                 (In millions)

                            Future Policy Benefits,
                             Other Policy-Related
                     DAC         Balances and       Policyholder Policyholder
                     and     Policyholder Dividend    Account     Dividends       Unearned        Unearned
Segment              VOBA         Obligation          Balances     Payable    Premiums (1), (2)  Revenue (1)
------------------ -------- ----------------------- ------------ ------------ ----------------- ------------
2018
U.S............... $    403        $         67,770   $   67,233     $     --      $        137     $     26
MetLife Holdings..    3,709                  65,730       23,423          494               159          167
Corporate & Other.        5                     291           --           --                --           --
                   -------- ----------------------- ------------ ------------ ----------------- ------------
  Total........... $  4,117        $        133,791   $   90,656     $    494      $        296     $    193
                   ======== ======================= ============ ============ ================= ============
2017
U.S............... $    413        $         61,665   $   69,559     $     --      $        165     $     23
MetLife Holdings..    3,930                  66,753       24,380          499               162          179
Corporate & Other.        5                     294           --           --                --           --
                   -------- ----------------------- ------------ ------------ ----------------- ------------
  Total........... $  4,348        $        128,712   $   93,939     $    499      $        327     $    202
                   ======== ======================= ============ ============ ================= ============

--------
(1) Amounts are included within the future policy benefits, other policy-related balances and policyholder dividend obligation column.

(2) Includes premiums received in advance.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
        Consolidated Supplementary Insurance Information -- (continued)

             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                     Policyholder    Amortization of
                                                     Benefits and        DAC and
                      Premiums and                    Claims and          VOBA
                     Universal Life       Net      Interest Credited   Charged to
                   and Investment-Type Investment   to Policyholder       Other          Other
Segment            Product Policy Fees   Income     Account Balances    Expenses      Expenses (1)
------------------ ------------------- ----------- ----------------- --------------- -------------
2018
U.S...............   $          24,411 $     6,429    $       25,922    $         75    $    2,810
MetLife Holdings..               4,306       4,653             5,649             395         2,079
Corporate & Other.                  20       (163)                 5              --           917
                   ------------------- ----------- ----------------- --------------- -------------
  Total...........   $          28,737 $    10,919    $       31,576    $        470    $    5,806
                   =================== =========== ================= =============== =============
2017
U.S...............   $          20,500 $     6,012    $       22,019    $         56    $    2,680
MetLife Holdings..               4,643       4,758             6,004             185         2,293
Corporate & Other.                   9       (257)                 4              --         1,018
                   ------------------- ----------- ----------------- --------------- -------------
  Total...........   $          25,152 $    10,513    $       28,027    $        241    $    5,991
                   =================== =========== ================= =============== =============
2016
U.S...............   $          18,909 $     5,811    $       20,263    $         56    $    2,721
MetLife Holdings..               5,739       5,355             7,128             342         2,797
Corporate & Other.                 287        (83)               155              43         1,044
                   ------------------- ----------- ----------------- --------------- -------------
  Total...........   $          24,935 $    11,083    $       27,546    $        441    $    6,562
                   =================== =========== ================= =============== =============

----------
(1) Includes other expenses and policyholder dividends, excluding amortization of DAC and VOBA charged to other expenses.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2018, 2017 and 2016

                             (Dollars in millions)

                                                                                      % Amount
                                                                                     Assumed
                              Gross Amount    Ceded        Assumed     Net Amount     to Net
                             ------------- ------------ ------------ ------------- -----------
2018
Life insurance in-force..... $   3,736,612 $    260,086 $    453,560 $   3,930,086        11.5%
                             ============= ============ ============ =============
Insurance premium
Life insurance (1).......... $      19,673 $        894 $        725 $      19,504         3.7%
Accident & health insurance.         7,210          128           27         7,109         0.4%
                             ------------- ------------ ------------ -------------
 Total insurance premium.... $      26,883 $      1,022 $        752 $      26,613         2.8%
                             ============= ============ ============ =============
2017
Life insurance in-force..... $   3,377,964 $    266,895 $    490,033 $   3,601,102        13.6%
                             ============= ============ ============ =============
Insurance premium
Life insurance (1).......... $      16,022 $      1,132 $      1,097 $      15,987         6.9%
Accident & health insurance.         7,040          121           19         6,938         0.3%
                             ------------- ------------ ------------ -------------
 Total insurance premium.... $      23,062 $      1,253 $      1,116 $      22,925         4.9%
                             ============= ============ ============ =============
2016
Life insurance in-force..... $   3,013,618 $    277,693 $    777,037 $   3,512,962        22.1%
                             ============= ============ ============ =============
Insurance premium
Life insurance (1).......... $      14,931 $      1,101 $      1,668 $      15,498        10.8%
Accident & health insurance.         7,000          124           19         6,895         0.3%
                             ------------- ------------ ------------ -------------
 Total insurance premium.... $      21,931 $      1,225 $      1,687 $      22,393         7.5%
                             ============= ============ ============ =============

--------
(1) Includes annuities with life contingencies.

   For the year ended December 31, 2018, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $14.7 billion and $1.2 billion, respectively, and life insurance premiums of $117 million and $9 million, respectively. For the year ended December 31, 2017, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $16.2 billion and $1.3 billion, respectively, and life insurance premiums of $132 million and $122 million, respectively. For the year ended December 31, 2016, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $17.6 billion and $258.3 billion, respectively, and life insurance premiums of $45 million and $727 million, respectively.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     METROPOLITAN LIFE SEPARATE ACCOUNT UL



                           PART C: OTHER INFORMATION



ITEM 26. EXHIBITS


   (a) Resolution of the Board of Directors of Metropolitan Life Insurance Company effecting the establishment of Metropolitan Life Separate Account UL (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form S-6 (File No. 033-47927) filed April 30, 1997.)


   (b)         None


   (c) (i) Form of Broker Agreement (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form S-6 (File No. 033-47927) filed on April 30, 1997.)


     (ii) Schedule of Sales Commissions (Incorporated by reference from "Sales and Administration of the Policies" in the Prospectuses included herein and "Distribution of the Policies" in the Statement of Additional Information.)


     (iii) Form of Selling Agreement (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6 (File No. 033-47927) filed April 30, 2004.)



     (iv) Amended and Restated Principal Underwriting Agreement with MLIDC dated October 1, 2018 (incorporated herein by reference to Post-Effective Amendment No. 31 to Registration Statement on Form N-4 for Metropolitan Life Separate Account E, File No. 333-52366/811-04001, filed April 23, 2019).


     (v) Master Retail Sales Agreement (MLIDC) dated February 2010 (Incorporated herein by reference to Exhibit 3(b) in Post-Effective Amendment No. 14 to Metropolitan Life Separate Account E's Registration Statement on Form N-4 (File No. 333-83716) filed April 13, 2010.)


     (vi) Master Retail Sales Agreement between MetLife Investors Distribution Company and broker-dealers dated September 2012 (Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-6 (File No. 033-47927) filed April 11, 2013.)



   (d) (i) Specimen Old Product Flexible Premium Multifunded Life Insurance Policy (including application and any alternative pages as required by state law) with form of riders, if any (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form S-6 (File No. 033-47927) filed April 30, 1997.)


     (ii) Specimen of New Product Flexible Premium Multifunded Life Insurance Policy (including application and any alternative pages required by state law) with forms of riders (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form S-6 (File No. 033-47927) filed February 27, 1998.)


     (iii) Riders for Disability Waiver Rider, and Accidental Death Benefit (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form S-6 (File No. 033-47927) filed April 30, 1997.)


     (iv) Riders for Accelerated Death Benefit, Children's Term Insurance Benefit and Spouse Term Insurance Benefit (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form S-6 (File No. 033-47927) filed April 30, 1997.)


     (v) New York Endorsement of Old Product to Flexible Premium Multifunded Life Insurance Policy (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form S-6 (File No. 033-47927) filed April 30, 1997.)


     (vi) Additional alternate pages for Old Product required by state law (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form S-6 (File No. 033-47927) filed April 30, 1997.)


     (vii) Endorsement adding death benefit Option C for Old Product (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form S-6 (File No. 033-47927) filed April 30, 1997.)

     (viii) Endorsement- Long Term Care Guarantee Purchase (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form S-6 (File No. 033-47927) filed April 10, 2001.)


     (ix) Endorsement- Death Benefit Adjustment (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6 (File No. 033-47927) filed April 30, 2004.)


   (e) (i)     Applications (see (d)(i) and (d)(ii) above)


     (ii) Enterprise Application for Policy (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6 (File No. 033-47927) filed on April 30, 2004.)


     (iii) Updated Enterprise Application for Policy (Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-6 (File No. 033-47927) filed April 28, 2005.)


   (f) (i) Restated Charter and By-Laws of Metropolitan Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form S-6 (File No. 033-47927) filed April 6, 2000.)


     (ii) Amended and Restated Charter and By-Laws of Metropolitan Life Insurance Company (Incorporated herein by reference to Metropolitan Life Separate Account E's Registration Statement on Form N-4 (File No. 333-83716) filed March 5, 2002.)


     (iii) Amended and Restated By-Laws of Metropolitan Life Insurance Company (Incorporation herein by reference to Post-Effective Amendment No. 3 to Paragon Separate Account B's Registration Statement on Form N-6 (File No. 333-133675) filed on January 16, 2008.)


   (g) Reinsurance Contracts (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6 (File No. 033-47927) filed April 30, 2004.)


   (h) (i)(a)  Fund Participation Agreement among Metropolitan Life Insurance
               Company, American Funds Insurance Series and Capital Research and Management Company dated April 30, 2001 (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Metropolitan Life Separate Account E's Registration Statement on Form N-4 (File No. 333-52366) filed August 3, 2001.)


     (i)(b) Amendment No. 1 dated May 1, 2006; Amendment No. 2 dated April 28, 2008; and Amendment No. 3 dated November 10, 2008. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Metropolitan Life Separate Account E's Registration Statement on Form N-4 (File No. 333-160722) filed November 2, 2009.)


     (i)(c) Amendment dated April 30, 2010. (Incorporated herein by reference to Post-Effective Amendment No. 25 to Metropolitan Life Separate Account E's Registration Statement on Form N-4 (File No. 333-83716) filed April 12, 2011.)


     (i)(d) Amendment No. 4 dated November 19, 2014. (Incorporated herein by reference to Post-Effective Amendment No. 18 to Metropolitan Life Separate Account E's Registration Statement on Form N-4 (File No. 333-176654) filed April 13, 2016.)


     (ii)(a) Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., MetLife Investors Distribution Company and Metropolitan Life Insurance Company dated April 30, 2001. (Incorporated herein by reference to Metropolitan Life Separate Account E's Registration Statement on Form N-4 (File No. 333-83716) filed March 5, 2002.)


     (ii)(b) First Amendment dated April 30, 2007; and Second Amendment dated May 1, 2009 (Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-6 (File No. 033-57320) filed on April 16, 2009.)


     (ii)(c) Amendment dated April 30, 2010. (Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-6 (File No. 033-57320) filed April 12, 2012.)


     (iii)(a) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company dated August 31, 2007. (Incorporation herein by reference to Post-Effective Amendment No. 9 to Metropolitan Life Separate Account E's Registration Statement on Form N-4 (File No. 333-83716) filed on September 10, 2007.)

     (iii)(b) Amendment dated April 30, 2010. (Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-6 (File No. 033-57320) filed on April 12, 2012.)


   (i)         None


   (j)         None


   (k) Opinion and Consent of Marie C. Swift as to the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6 (File No. 033-47927) filed April 30, 2004.)


   (l) Actuarial Opinion (Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-6 (File No. 033-47927) filed April 18, 2008.)


   (m) Calculation Exhibit (Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-6 (File No. 033-47927) filed April 18, 2008.)


   (n) Consent of Independent Registered Public Accounting Firm (Filed herewith)


   (o)         None


   (p)         None


   (q) (i) Memoranda describing certain procedures filed pursuant to Rule 6e-3(T)(b)(12)(iii) (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form S-6 (File No. 033-47927) filed April 30, 1997.)


     (ii) Addendum to Memoranda describing certain procedures filed pursuant to Rule 6e-3(T)(b)(12)(iii) (Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-6 (File No. 033-47927) filed April 18, 2007.)



   (r) Powers of Attorney for Metropolitan Life Insurance Company and its designated Separate Accounts (filed herewith)



ITEM 27. DIRECTORS AND OFFICERS OF DEPOSITOR


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   -------------------------------------------------------------
Steven A. Kandarian                     Chairman of the Board, President and Chief Executive Officer
MetLife, Inc. and Metropolitan Life     and a Director
Insurance Company
200 Park Avenue
New York, NY 10166




Cheryl W. Grise                     Director
Former Executive Vice President,
Northeast Utilities
200 Park Avenue
New York, NY 10166





Carlos M. Gutierrez                 Director
Co-Chair
Albright Stonebridge Group (ASG)
200 Park Avenue
New York, NY 10166





Gerald L. Hassell                          Director
Former Chairman of the Board and CEO
The Bank of New York Mellon Corporation
200 Park Avenue
New York, NY 10166

David L. Herzog                   Director
Former Chief Financial Officer
AIG
200 Park Avenue
New York, NY 10166





R. Glenn Hubbard                           Director
Dean and Russell L. Carson Professor of
Finance and Economics
Graduate School of Business
Columbia University
200 Park Avenue
New York, NY 10166





Edward J. Kelly, III                             Director
Former Chairman, Institutional Clients Group,
Citigroup, Inc.
200 Park Avenue
New York, NY 10166





William E. Kennard           Director
Former U.S. Ambassador to
the European Union
200 Park Avenue
New York, NY 10166





James M. Kilts                          Director
Founding Partner, Centerview Capital
200 Park Avenue
New York, NY 10166





Catherine R. Kinney                        Director
Former President and Co-Chief Operating
Officer, New York Stock Exchange, Inc.
200 Park Avenue
New York, NY 10166





Diana McKenzie                               Director
Chief Information Officer of Workday, Inc
200 Park Avenue
New York, NY 10166





Denise M. Morrison                              Director
Former President and Chief Executive Officer
Campbell Soup Company
200 Park Avenue
New York, NY 10166


Set forth below is a list of certain principal officers of Metropolitan Life Insurance Company. The principal business address of each principal officer is 200 Park Avenue, New York, NY 10166 unless otherwise noted below.


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS WITH DEPOSITOR
-------------------------------------   ---------------------------------------------------------------
Steven A. Kandarian                     Chairman, President and Chief Executive Officer and a Director



Michel A. Khalaf     President - U.S. Business & EMEA

Karl R. Erhardt     Executive Vice President and Chief Auditor




Stephen W. Gauster     Executive Vice President and General Counsel




Steven J. Goulart     Executive Vice President, Interim President - Asia and Chief
                      Investment Officer




John McCallion     Executive Vice President and Chief Financial Officer




Esther Lee     Executive Vice President and Global Chief Marketing Officer



Martin J. Lippert     Executive Vice President and Global Technology & Operations
                      Officer




Edward Spehar, Jr.     Executive Vice President and Treasurer





Tamara Schock     Executive Vice President and Chief Accounting Officer





Susan Podlogar     Executive Vice President and Chief Human Resources Officer




Rebecca Tadikonda     Executive Vice President and Chief Strategy Officer



Ramy Tadros     Executive Vice President and Chief Risk Officer




Michael Zarcone     Executive Vice President


ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

The registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Metropolitan Life Insurance Company. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. a publicly traded company. The following outline indicates those persons who are controlled by or under common control with Metropolitan Life Insurance
Company:

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                             AS OF December 31, 2018

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2018. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

      1.    MetLife Services and Solutions, LLC (DE)

            a)    MetLife Solutions Pte. Ltd. (Singapore)

                  i) MetLife Services East Private Limited (India) - 99.99% is owned by MetLife Solutions Pte. Ltd. and .01% by Natiloportem Holdings, LLC

                  ii) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, LLC.

B.    MetLife Home Loans, LLC (DE)

C.    Metropolitan Tower Life Insurance Company (NE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

     4.     MetLife Assignment Company, Inc. (DE)

D. MetLife Chile Inversiones Limitada (Chile) - 72.35109659% is owned by MetLife, Inc., 24.8823628% by American Life Insurance Company ("ALICO"), 2.76654057% is owned by Inversiones MetLife Holdco Dos Limitada and 0.00000004% is owned by Natiloportem Holdings, LLC.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.996% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.003% by International Technical and Advisory Services Limited ("ITAS") and the rest by third parties.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.9% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.1% is held by MetLife Chile Inversiones Limitada.

      2. Inversiones MetLife Holdco Tres Limitada (Chile) - 97.13% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 2.87% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) AFP Provida S.A. (Chile) - 42.3815% of AFP Provida S.A. is owned by Inversiones MetLife Holdco Dos Limitada, 42.3815% is owned by Inversiones MetLife Holdco Tres Limitada, 10.9224% is owned by MetLife Chile Inversiones Limitada and the remainder is owned by the public.

                  i) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A and 0.01% is owned by MetLife Chile Inversiones Limitada.

                        1) AFP Genesis Administradora de Fondos y Fidecomisos S.A. (Ecuador) - 99.9% of AFP Genesis Administradora de Fondos y Fidecomisos S.A. is owned by Provida Internacional S.A. and 0.1% by AFP Provida S.A.

      3. MetLife Chile Seguros Generales S.A. (Chile) - 99.98% of MetLife Chile Seguros Generales S.A. is owned by MetLife Chile Inversiones Limitada and 0.02% is owned by Inversiones MetLife Holdco Dos Limitada.

E.    MetLife Digital Ventures, Inc. (DE)

F.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

G.    Newbury Insurance Company, Limited (DE)

H.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Investments Securities, LLC (DE)

I.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1. ML Sloan's Lake Member, LLC (DE) - Metropolitan Life Insurance Company owns 55% and 45% by Metropolitan Tower Life Insurance Company.

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

            b)    OMI MLIC Investments Limited (Cayman Islands)

      3.    Sandpiper Cove Associates II, LLC (DE)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuels I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    HPZ Assets LLC (DE)

      9.    Missouri Reinsurance, Inc. (Cayman Islands)

      10.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      11.   ML New River Village III, LLC (DE)

      12.   MetLife RC SF Member, LLC (DE)

      13.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm LLC ("LISF")(DE) - 9.61% membership interest is held by a third party and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital, Limited Partnership has 100% beneficial interest.

                  ii)   Met Canada Solar ULC (Canada)

      14.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      15.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      16. Met II Office Mezzanine, LLC (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)    Met II Office, LLC (FL)

      17. ML Southlands Member, LLC (DE) - Metropolitan Life Insurance Company owns 60% and 40% by Metropolitan Tower Life Insurance Company.

      18.   Corporate Real Estate Holdings, LLC (DE)

      19.   MetLife Tower Resources Group, Inc. (DE)

      20.   ML Sentinel Square Member, LLC (DE)

      21.   MetLife Securitization Depositor, LLC (DE)

      22.   WFP 1000 Holding Company GP, LLC (DE)

      23.   White Oak Royalty Company (OK)

      24.   500 Grant Street GP LLC (DE)

      25. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      26. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      27.   MetLife Retirement Services LLC (NJ)

      28.   Euro CL Investments, LLC (DE)

      29.   MEX DF Properties, LLC (DE)

            a)   MPLife, S. de R.L. de C.V. (Mexico) - 99.99% of MPLife,
                 S. de R.L. de C.V. is owned by MEX DF Properties, LLC and 0.01% is owned by Euro CL Investments LLC.

      30. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company.

      31.   MetLife Properties Ventures, LLC (DE)

      32.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      33.   MLIC Asset Holdings LLC (DE)

      34.   85 Broad Street Mezzanine LLC (DE)

      35.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth Retail Holding LLC (DE)

                 i)   The Building at 575 Fifth Retail Owner LLC (DE)

      36.   ML Bridgeside Apartments LLC (DE)

      37.   MetLife Chino Member, LLC (DE)

      38.   MLIC CB Holdings LLC (DE)

      39. MetLife CC Member, LLC (DE) - 95.122% of MetLife CC Member, LLC is owned by Metropolitan Life Insurance Company and 4.878% is owned by Metropolitan Tower Life Insurance Company.

      40.   Oconee Hotel Company, LLC (DE)

      41.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      42.   1201 TAB Manager, LLC (DE)

      43. MetLife 1201 TAB Member, LLC (DE) - 96.9% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company and 3.1% is owned by Metropolitan Property and Casualty Insurance Company.

      44. MetLife LHH Member, LLC (DE) - 99% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, and 1% is owned by Metropolitan Tower Life Insurance Company.

      45.   1001 Properties, LLC (DE)

      46.   6104 Hollywood, LLC (DE)

      47.   Boulevard Residential, LLC (DE)

      48.   ML-AI MetLife Member 3, LLC (DE)

      49. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company, Inc.

      50.   Marketplace Residences, LLC (DE)

      51.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      52.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      53.   Haskell East Village, LLC (DE)

      54. MetLife Cabo Hilton Member, LLC (DE) - 83.1% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by Metropolitan Tower Life Insurance Company.

      55. 150 North Riverside PE Member, LLC (DE) - MLIC owns an 81.45% membership interest and Metropolitan Tower Life Insurance Company owns a 18.55% membership interest

      56.   ML Terraces, LLC (DE)

      57.   Chestnut Flats Wind, LLC (DE)

      58.   MetLife 425 MKT Member, LLC (DE)

      59.   MetLife OFC Member, LLC (DE)

      60.   MetLife THR Investor, LLC (DE)

      61. ML Southmore, LLC (DE) - 99% of ML Southmore, LLC is owned by MLIC and 1% by Metropolitan Tower Life Insurance Company.

      62. ML - AI MetLife Member 1, LLC (DE) - 95.199% of the membership interest is owned by MLIC and 4.801% by Metropolitan Property and Casualty Insurance Company.

      63.   MetLife CB W/A, LLC (DE)

      64. MetLife Camino Ramon Member, LLC (DE) - 99% of MetLife Camino Ramon Member, LLC is owned by MLIC and 1% by Metropolitan Tower Life Insurance Company.

      65.   10700 Wilshire, LLC (DE)

      66.   Viridian Miracle Mile, LLC (DE)

      67. MetLife 555 12th Member, LLC (DE) - 94.6% is owned by MLIC and 5.4% by Metropolitan Tower Life Insurance Company.

      68.   MetLife OBS Member, LLC (DE)

      69.   MetLife 1007 Stewart, LLC (DE)

      70. ML-AI MetLife Member 2, LLC (DE) - 98.97% of ML-AI MetLife Member 2, LLC's ownership interest is owned by MLIC and 1.03% by Metropolitan Tower Life Insurance Company.

      71.   MetLife Treat Towers Member, LLC (DE)

      72.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      1)    LHCW Hotel Holding LLC (DE)

                            aa)    LHCW Hotel Holding (2002) LLC (DE)

                            bb)    LHCW Hotel Operating Company (2002) LLC (DE)

      73. ML Mililani Member, LLC (DE)- is owned at 95% by MLIC and 5% by Metropolitan Tower Life Insurance Company.

      74.   MetLife SP Holdings, LLC (DE)

            a)   MetLife Private Equity Holdings, LLC (DE)

      75.   Buford Logistics Center, LLC (DE)

      76.   MetLife Park Tower Member, LLC (DE)

            a)   Park Tower REIT, Inc. (DE)

                 i)   Park Tower JV Member, LLC (DE)

      77. MCPP Owners, LLC (DE) - 87.34% is owned by MLIC, 1.81% by Metropolitan Tower Life Insurance Company, and 10.85% by MTL Leasing, LLC.

      78.   MetLife HCMJV 1 GP, LLC (DE)

      79.   MetLife ConSquare Member, LLC (DE)

      80.   MetLife Ontario Street Member, LLC (DE)

      81.   1925 WJC Owner, LLC (DE)

      82.   MetLife Member Solaire, LLC (DE)

      83.   Sino-US United MetLife Insurance Company, Ltd. - 50% of
            Sino-US United MetLife Insurance Company, Ltd. Is owned by MLIC and 50% is owned by a third party.

      84.   MetLife Property Ventures Canada ULC (Canada)

      85.   MetLife Canadian Property Ventures, LLC (NY)

      86. ML Cerritos TC Member, LLC (DE) - Metropolitan Life Insurance Company owns 60% and 40% by Metropolitan Tower Life Insurance Company.

      87.   MetLife Boro Station Member, LLC (DE)

      88.   MetLife 8280 Member, LLC (DE)

      89.   Southcreek Industrial Holdings, LLC (DE)

      90. MMP Owners, LLC (DE) - 98.82% is owned by MLIC and 1.18% is owned by Metropolitan Property and Casualty Insurance Company.

      91. ML-AI MetLife Member 4, LLC (DE) - 60% owned by MLIC and 40% owned by Metropolitan Tower Life Insurance Company.

J.    MetLife Capital Trust IV (DE)

K.    MetLife Investment Advisors, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 88.22% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.47% is owned by MetLife Insurance Company of Korea Limited, 2.29% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternatives, GP

           d) MetLife International PE Fund III, LP (Cayman Islands) - 88.93% of the limited partnership interests of MetLife International PE Fund III, LP is owned by MetLife Insurance K.K., 7.91% is owned by MetLife Insurance Company of Korea Limited, 2.61% is owned by MetLife Limited (Hong Kong), and 0.55% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           e) MetLife International PE Fund IV, LP (Cayman Islands) - 94.70% of the limited partnership interests of MetLife International PE Fund IV, LP is owned by MetLife Insurance K.K., 3.79% is owned by MetLife Insurance Company of Korea Limited, 1.51% is owned by Metlife Limited (Hong Kong).

           f) MetLife International PE Fund V, LP (Cayman Islands) - 81.699% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K., 15.033% is owned by MetLife Limited (Hong Kong) and the remaining 3.268% is owned by MetLife Insurance Company of Korea.

           g) MetLife International PE Fund VI, LP (Cayman Islands) - 76.323% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K., 20.208% is owned by MetLife Limited and the remaining 3.469% is owned by MetLife Insurance Company of Korea.

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold limited partnership interests in the Fund:
                Metropolitan Life Insurance Company owns 15.60%, Metropolitan Life Insurance Company (on behalf of Separate Account 746) owns 2.52%, MetLife Insurance Company of Korea Limited owns 2.04%, MetLife Insurance K.K. owns 6.94%, Metropolitan Property and Casualty Insurance Company owns 1.76% and Metropolitan Tower Life Insurance Company owns 0.05%.

                i)   MetLife Core Property REIT, LLC (DE)

                     1) MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC also holds, directly or indirectly, the following limited liability companies (indirect ownership indicated in parenthesis): MCP Alley24 East, LLC; MCP Property Management, LLC; MCP One Westside, LLC; MCP 7 Riverway, LLC; MCPF Acquisition, LLC; MCP SoCal Industrial - Springdale, LLC; MCP SoCal Industrial - Concourse, LLC; MCP SoCal Industrial - Kellwood, LLC; MCP SoCal Industrial - Redondo, LLC; MCP SoCal Industrial - Fullerton, LLC; MCP SoCal Industrial - Loker, LLC; MCP Paragon Point, LLC; MCP 4600 South Syracuse, LLC; MCP The Palms at Doral, LLC; MCP Waterford Atrium, LLC; MCP EnV Chicago, LLC; MCP 1900 McKinney, LLC; MCP 550 West Washington, LLC; MCP 3040 Post Oak, LLC; MCP Plaza at Legacy, LLC; MetLife Core Property TRS, LLC; MCP SoCal Industrial - LAX, LLC; MCP SoCal Industrial - Anaheim, LLC; MCP SoCal Industrial - Canyon, LLC; MCP SoCal Industrial - Bernardo, LLC; MCP Ashton South End, LLC; MCP Lodge At Lakecrest, LLC; MCP Main Street Village, LLC; MCP Trimble Campus, LLC; MCP Highland Park Lender, LLC; MCP Buford Logistics Center Bldg B, LLC; MCP 22745 & 22755 Relocation Drive, LLC; MCP 9020 Murphy Road, LLC; MCP Atlanta Gateway, LLC; MCP Northyards Holdco, LLC; MCP Northyards Owner, LLC (100%); MCP Northyards Master Lessee, LLC (100%); MCP VOA Holdings, LLC; MCP VOA I & III, LLC (100%); MCP VOA II, LLC (100%); MCP West Broad Marketplace, LLC; MCP Union Row, LLC; MCP Fife Enterprise Center, LLC; MCP 2 Ames, LLC; MCP 2 Ames Two, LLC (100%); MCP 2 Ames One, LLC (100%); MCP 2 Ames Owner, LLC (89%); MCP 350 Rohlwing, LLC; MCP - Wellington, LLC; MCP Onyx, LLC; MCP Valley Forge, LLC; MCP Valley Forge Two, LLC (100%); MCP Valley Forge One, LLC (100%); MCP Valley Forge Owner, LLC (89%); MCP MA Property REIT, LLC; MCPF - Needham, LLC (100%); MCP 60 11th Street Member, LLC; 60 11th Street, LLC (100%); MCP Fife Enterprise Member, LLC; Fife Enterprise Center Venture, LLC (100%); MCP-English Village, LLC; MCP 100 Congress Member, LLC; 100 Congress Venture, LLC (55%); 100 Congress REIT, LLC (55%); 100 Congress Owner, LLC (55%); MCP DMCBP Phase II Member, LLC; DMCBP Phase II Venture, LLC (95%); Des Moines Creek Business Park Phase II, LLC (95%); MCP Magnolia Park Member, LLC; Magnolia Park Greenville Venture, LLC (90%); Magnolia Park Greenville, LLC (90%); MCP Denver Pavilions Member, LLC; Denver Pavilions Venture, LLC (80%); Denver Pavilions OwnerCo, LLC (80%); MCP Buford Logistics Center 2 Member, LLC; Buford Logistics Center 2 Venture, LLC (95%); Buford Logistics Center Bldg A Venture, LLC (95%); MCP Seattle Gateway I Member, LLC; Seattle Gateway I Venture, LLC (95%); Seattle Gateway Industrial I, LLC (95%); MCP 249 Industrial Business Park Member, LLC; 249 Industrial Business Park Venture, LLC (95%); 249 Industrial Business Park, LLC (95%); MCP Seattle Gateway II Member, LLC; Seattle Gateway II Venture, LLC (95%); Seattle Gateway Industrial II, LLC (95%); MCP Seventh and Osborn Retail Member, LLC; Seventh and Osborn Retail Venture, LLC (92.5%); Seventh and Osborn Retail, LLC (92.5%); MCP Seventh and Osborn MF Member, LLC; Seventh and Osborn MF Venture, LLC (92.5%); High Street Seventh and Osborn Apartments, LLC (92.5%); MCP Block 23 Member, LLC; Block 23 Residential Investors, LLC (90%); SLR Block 23 Residential Owner, LLC (90%); MCP Burnside Member, LLC; Alta Burnside Venture, LLC (92.5%); Alta Burnside, LLC (92.5%); MCP Mountain Technology Center Member TRS, LLC; Mountain Technology Center Venture, LLC (95%); Mountain Technology Center Venture Sub A, LLC (95%); Mountain Technology Center Venture Sub B, LLC (95%); Mountain Technology Center Venture Sub C, LLC (95%); Mountain Technology Center Venture Sub D, LLC (95%); Mountain Technology Center Venture Sub E, LLC (95%).

                           aa)    MCP Property Management, LLC (DE)

                           bb)    MCP Core Property TRS, LLC (DE)

      4.   MIM Property Management, LLC (DE)

           a)   MIM Property Management of Georgia 1, LLC (DE)

      5.   MetLife Commercial Mortgage Income Fund GP, LLC (DE)

           a) MetLife Commercial Mortgage Income Fund, LP (DE) - MetLife Commercial Mortgage Income Fund GP, LLC is the general partner of MetLife Commercial Mortgage Income Fund, LP (the "Fund"). A majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 26.6%, MetLife Insurance Company of Korea Limited owns 2.1%, MetLife Limited owns 2.7%, Metropolitan Life Insurance Company of Hong Kong Limited owns 0.03% and Metropolitan Tower Life Insurance Company owns 2.7% (the remainder is held by third party investors).


                i)   MetLife Commercial Mortgage REIT, LLC (DE)

                     1)   MetLife Commercial Mortgage Originator, LLC (DE)

                          aa)    MCMIF Holdco I, LLC (DE)

                          bb)    MCMIF Holdco II, LLC (DE)

      6.   MLIA SBAF Manager, LLC (DE)

      7.   MLIA Manager I, LLC (DE)

      8.   MetLife Middle Market Private Debt GP, LLC (DE)

           a. MetLife Middle Market Private Debt Fund, LP (DE) - MetLife Middle Market Private Debt GP, LLC is the general partner of MetLife Middle Market Private Debt Fund, LP (the "Fund"). The following affiliates hold limited partnership interests in the
                Fund: MetLife Private Equity Holdings, LLC (31.15%) and Metropolitan Life Insurance Company (31.15%). The remainder is held by third party investors.

      9.   MetLife Middle Market Private Debt Parallel GP, LLC (DE)

           a. MetLife Middle Market Private Debt Parallel Fund, LP (Cayman Islands) - MetLife Middle Market Private Debt Parallel GP, LLC is the general partner of MetLife Middle Market Private Debt Parallel Fund, LP. The following affiliate holds a limited partnership interest in the Fund: MetLife Insurance K.K. (100%).

L.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (TX)

M.    Cova Life Management Company (DE)

N.    MetLife Reinsurance Company of Charleston (SC)

O.    MetLife Reinsurance Company of Vermont (VT)

P.    Delaware American Life Insurance Company (DE)

Q.    Federal Flood Certification LLC (TX)

R.    MetLife Global Benefits, Ltd. (Cayman Islands)

S. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.99946% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.000535% is owned by MetLife International Holdings, LLC and 0.0000054% is owned by Natiloportem Holdings, LLC.

T.    MetLife Consumer Services, Inc. (DE)

U.    MetLife Global, Inc. (DE)

V.    MetLife Insurance Brokerage, Inc. (NY)

W.    American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (SWISS I) (Switzerland)

               a) MetLife, Life Insurance Company (Egypt) - 84.125% of MetLife, Life Insurance Company is owned by MetLife Global Holding Company I GmbH and the remaining interests are owned by third parties.

               b)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        1)  Closed Joint-stock Company Master-D (Russia)

                            aa) Joint-Stock Company MetLife Insurance Company (Russia) - 51% of Joint Stock Company MetLife Insurance Company is owned by Closed Joint-stock Company Master-D and 49% is owned by MetLife Global Holding Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                       1) MetLife Innovation Centre Pte. Ltd. (Singapore)

                       2) LumenLab Malaysia Sdn. Bhd. (Malaysia)

                   iv) MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)  MetLife Investment Management Limited (United Kingdom)

                   vi) MM Global Operations Support Center, S.A. de C.V.
                       (Mexico) - 99.999509% of MM Global Operations Support Center, S.A. de C.V. is held by MetLife Global Holding Company II GmbH (Swiss) and 0.00049095% is held by MetLife Global Holding Company I GmbH (Swiss).

                       1. Fundacion MetLife Mexico, A.C. (Mexico)

                  vii) MetLife Colombia Seguros de Vida S.A. (Colombia) -
                       89.999965713458300000% of MetLife Colombia Seguros de Vida S.A. is owned by MetLife Global Holding Company II GmbH , 10.000031593881300000000% is owned by MetLife
                       Global Holding Company I GmbH, 0.000000897553447019009% is owned by International Technical and Advisory Services Limited, 0.000000897553447019009% is owned by Borderland Investments Limited and 0.000000897553447019009% by
                       Natiloportem Holdings, LLC.

                 viii) PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife is owned by MetLife Global Holding Company II GmbH, .0006% is owned by ITAS and the remaining .0006% is owned by Borderland Investments Limited.

                   ix) MetLife Innovation Centre Limited (Ireland)

                    x) MetLife EU Holding Company Limited (Ireland)

                       1)  MetLife Europe d.a.c (Ireland)

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       2)  Agenvita S.r.l. (Italy)

                       3)  MetLife Europe Insurance d.a.c (Ireland)

                       4)  MetLife Europe Services Limited (Ireland)

                       5)  MetLife Services, Sociedad Limitada (Spain)

                       6) MetLife Slovakia S.r.o. (Slovakia) - 99.956% of MetLife Slovakia S.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       7)  MetLife Solutions S.A.S. (France)

                       8) Metropolitan Life Societate de Administrare a unui
                           Fond de Pensii Administrat Privat S.A. (Romania) - 99.9836% of Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by MetLife EU Holding Company Limited and 0.0164% is owned by MetLife Services Sp z.o.o.

                       9) MetLife Towarzystwo Ubiezpieczen na Zycie I Reasekuracji S.A. (Poland)

                           aa) MetLife Services Sp z.o.o. (Poland)

                           bb) MetLife Towarzystwo Funduszy Inwestycyjnych,
                               S.A. (Poland)

                           cc) MetLife Powszechne Towarzystwo Emerytalne S.A.
                               (Poland)

                       10) MetLife Services Cyprus Limited (Cyprus)

                           aa) Hellenic Alico Life Insurance Company, Ltd.
                               (Cyprus) - 27.5% of Hellenic Alico Life
                               Insurance Company, Ltd. Is owned by MetLife
                               Services Cyprus Limited and the remaining is owned by a third party.

                       11) MetLife Services EOOD (Bulgaria)

                       12) MetLife Life Insurance S.A. (Greece)

                           aa) MetLife Mutual Fund Company (Greece) - 90% of
                               MetLife Mutual Fund Company is owned by MetLife Life Insurance S.A. (Greece) and the remaining by a third party.

                       13) First American-Hungarian Insurance Agency Limited
                           (Hungary)

                    xi) MetLife Investment Management Holdings (Ireland)Limited
                        (Ireland)

                        1) MetLife Investments Asia Limited (Hong Kong)

                        2) MetLife Syndicated Bank Loan Lux GP, S.a.r.l.
                           (Luxembourg)

                           aa) MetLife BL Feeder (Cayman), LP (Cayman Islands) -
                               MetLife BL (Cayman), LP is an investors in the Fund. The following affiliates hold limited partnership interest in the feeder: MetLife Limited (3.14%), MetLife Insurance K.K. (93.72%) and MetLife Insurance Company of Korea Limited (3.14%).

                           bb) MetLife BL Feeder, LP (DE) - MetLife BL Feeder,
                               LP is an investor in the Fund. The following affiliate holds a limited partnership interest in the feeder: Metropolitan Life Insurance Company (49.26%). In addition, there is one third party investor (50.74%).

                           cc) MetLife Syndicated Bank Loan Fund, SCSp
                               (Luxembourg) - MetLife Syndicated Bank Loan Lux GP, Sarl is the general partner of MetLife Syndicated Bank Loan Fund, SCSp (the "Fund"). The only investors in the Fund are MetLife BL Feeder (Cayman), LP and MetLife BL Feeder, LP.

                        3) MetLife Investments Limited (United Kingdom) - 99.9%
                           of MetLife Investments Limited (UK) is MetLife Investment Management Holdings (Ireland) Limited and .01% by MetLife Global Holding Company II GmbH.

                        4) MetLife Latin America Asesorias e Inversiones
                           Limitada (Chile) - 99.99% of MetLife Latin American Asesorias e Inversiones Limitada is owned by MetLife Investment Management Holdings (Ireland) Limited and .01% is owned by MetLife Global Holding Company II GmbH (Swiss).

                        5) MetLife Global Infrastructure LUX GP, S.a.r.l.
                           (Luxembourg)

                   xii) ALICO Operations, LLC (DE)

                        1) MetLife Asset Management Corp. (Japan) - The official
                           entity name is "MetLife Asset Management Corp. (Japan)" and it is domiciled in Japan.

                        2) MetLife Seguros S.A. (Uruguay)

                  xiii) MetLife International Holdings, LLC (DE)

                         1)   Natiloportem Holdings, LLC (DE)

                              aa) Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico) - 99% of Excelencia Operativa y Tecnologica, S.A. de C.V. is held by Natiloportem Holdings, LLC and 1% by MetLife Mexico Servicios, S.A. de C.V.

                                   i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                                   ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                         2) PNB MetLife India Insurance Company Limited (India)- 32.05% is owned by MetLife International Holdings, LLC and the remainder is owned by third parties.

                         3) Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)- 99.99935% is owned by MetLife International Holdings, LLC and 0.00065% is owned by Natiloporterm Holdings, LLC.

                         4) MetLife Seguros S.A. (Argentina)- 95.5242% is owned by MetLife International Holdings, LLC, 2.6753% is owned by Natiloportem Holdings, LLC and 1.8005% by ITAS.

                         5) Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)-66.662% is owned by MetLife International Holdings, LLC, 33.337% is owned by MetLife Worldwide Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                         6) MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, LLC and 0.00002% by Natiloportem Holdings, LLC.

                         7) MetLife Seguros de Retiro S.A. (Argentina) - 96.8897% is owned by MetLife International Holdings, LLC, 3.1102% is owned by Natiloportem Holdings, LLC and 0.0001% by ITAS

                         8) Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, LLC and 95% is owned by MetLife International Holdings, LLC.

                         9) Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, LLC and 4.54% is owned by Natiloportem Holdings, LLC.

                              aa) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. is held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, LLC and 0.26% is held by MetLife Seguros de Retiro S.A.

                       10)    MetLife Worldwide Holdings, LLC (DE)

                              aa)   MetLife Limited (Hong Kong)

                                    i)    BIDV MetLife Life Insurance Limited
                                          Liability Company (Vietnam) - 60% of
                                          BIDV MetLife Life Insurance Limited
                                          Liability Company is held by MetLife
                                          Limited (Hong Kong) and the remainder
                                          by third parties

                       11)    MetLife International Limited, LLC (DE)

                       12) MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                       13)    MetLife Asia Limited (Hong Kong)

                       14) AmMetLife Insurance Berhad (Malaysia) - 50.000002% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       15) AmMetLife Takaful Berhad (Malaysia) - 49.999997% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       16) MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, LLC and the remainder by third parties.

                       17)    MetLife Mas, S.A. de C.V. (Mexico) - 99.99964399%
                              MetLife Mas, SA de CV is owned by MetLife
                              International Holdings, LLC and .00035601% is owned by International Technical and Advisory Services Limited.

                       18)   MetLife Ireland Holdings One Limited (Ireland)

                             aa) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                                   i)    MetLife Ireland Treasury d.a.c
                                         (Ireland)

                                         1)    MetLife General Insurance
                                               Limited (Australia)

                                         2)    MetLife Insurance Limited
                                               (Australia) - 91.16468% of
                                               MetLife Insurance Limited
                                               (Australia) is owned by MetLife
                                               Ireland Treasury d.a.c and
                                               8.83532% is owned by MetLife
                                               Global Holdings Corp. S.A. de
                                               C.V.

                                               aaa)  The Direct Call Centre
                                                     PTY Limited (Australia)

                                               bbb)  MetLife Investments PTY
                                                     Limited (Australia)

                                                     i)    MetLife Insurance and
                                                           Investment Trust
                                                           (Australia) -
                                                           MetLife Insurance and
                                                           Investment Trust is
                                                           a trust vehicle, the
                                                           trustee of which is
                                                           MetLife Investments
                                                           PTY Limited ("MIPL").
                                                           MIPL is a wholly
                                                           owned subsidiary of
                                                           MetLife Insurance
                                                           Limited.

                                   ii)   Metropolitan Global Management, LLC
                                         (DE/Ireland) - 99.7% is owned by
                                         MetLife Global Holdings Corporation
                                         S.A. de C.V. and 0.3% is owned by
                                         MetLife International Holdings, LLC.

                                         1)    MetLife Mexico Holdings, S. de
                                               R.L. de C.V. (Mexico) - 99.99995%
                                               is owned by Metropolitan Global
                                               Management, LLC, and .00005% is
                                               owned by Excelencia Operativa y
                                               Tecnologica,S.A. de C.V.

                                               aaa)  MetLife Pensiones Mexico
                                                     S.A. (Mexico)- 97.5125% is
                                                     owned by MetLife Mexico
                                                     Holdings, S. de R.L. de
                                                     C.V. and 2.4875% is owned
                                                     by MetLife International
                                                     Holdings, LLC.

                                               bbb)  MetLife Mexico Servicios,
                                                     S.A. de C.V. (Mexico) - 98%
                                                     is owned by MetLife Mexico
                                                     Holdings, S. de R.L. de
                                                     C.V. and 2% is owned by
                                                     MetLife International
                                                     Holdings, LLC.

                                               ccc)  MetLife Mexico S.A.
                                                     (Mexico)- 99.050271% is
                                                     owned by MetLife Mexico
                                                     Holdings, S. de R.L. de
                                                     C.V. and 0.949729% is owned
                                                     by MetLife International
                                                     Holdings, LLC.

                                                     i)    ML Capacitacion
                                                           Comercial S.A. de
                                                           C.V.(Mexico) - 99% is
                                                           owned by MetLife
                                                           Mexico S.A. and 1% is
                                                           owned by MetLife
                                                           Mexico Servicios,
                                                           S.A. de C.V.

                                         2)    MetLife Insurance Company of
                                               Korea Limited (South Korea)-
                                               14.64% is owned by MetLife
                                               Mexico S.A. and 85.36% is owned
                                               by Metropolitan Global
                                               Management, LLC.

                                               aaa)  MetLife Financial Services,
                                                     Co., Ltd. (South Korea)


      3.    International Investment Holding Company Limited (Russia)

      4.    Borderland Investments Limited (DE)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      5.    International Technical and Advisory Services Limited ("ITAS") (DE)

      6. ALICO Properties, Inc. (DE) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (DE)

      7. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties. The Delaware Department of Insurance approved a disclaimer of affiliation and therefore, this company is not considered an affiliate under Delaware Law.

X.   MetLife European Holdings, LLC (DE)

Y.   MetLife Investment Management Holdings, LLC (DE)

      1)   Logan Circle Partners GP, LLC (PA)

      2)   Logan Circle Partners, L.P. (PA)

           a)   Logan Circle Partners I LLC (PA)

           b)   Logan Circle Partners Investment Management, LLC (DE)

      3)   MetLife Real Estate Lending Manager LLC (DE)

      4)   MetLife Real Estate Lending LLC (DE)

      5) ML Venture 1 Manager, S. de R.L. de C.V. (Mexico) - 99.9% is owned by MetLife Investment Management Holdings, LLC and 0.1% is owned by MetLife Investment Management Holdings (Ireland) Limited.

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 29. INDEMNIFICATION

As described in their respective governing documents, MetLife, Inc. (the ultimate parent of the Depositor and MetLife Investors Distribution Company, the Registrant's principal underwriter (the "Underwriter")), which is incorporated in the state of Delaware, and the Depositor, which is incorporated in the state of New York, shall indemnify any person who is made or is threatened to be made a party to any civil or criminal suit, or any administrative or investigative proceeding, by reason of the fact that such person is or was a director or officer of the respective company, under certain circumstances, against liabilities and expenses incurred by such person.

MetLife, Inc. also has adopted a policy to indemnify employees ("MetLife Employees") of MetLife, Inc. or its affiliates ("MetLife"), including any MetLife Employees serving as directors or officers of the Depositor or the Underwriter. Under the policy, MetLife, Inc. will, under certain circumstances, indemnify MetLife Employees for losses and expenses incurred in connection with legal actions threatened or brought against them as a result of their service to MetLife. The policy excludes MetLife directors and others who are not MetLife Employees, whose rights to indemnification, if any, are as described in the charter, bylaws or other arrangement of the relevant company.

MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company, pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 30. PRINCIPAL UNDERWRITERS


(a) MetLife Investors Distribution Company is the principal underwriter and distributor of the Policies. MetLife Investors Distribution Company is the principal underwriter for the following investment companies:
     General American Separate Account Two
     General American Separate Account Eleven
     General American Separate Account Twenty-Eight
     General American Separate Account Twenty-Nine
     Metropolitan Life Separate Account E
     Metropolitan Life Separate Account UL
     Metropolitan Life Variable Annuity Separate Account II
     Metropolitan Tower Separate Account One
     Metropolitan Tower Separate Account Two
     New England Life Retirement Investment Account
     New England Variable Annuity Fund I
     Paragon Separate Account A
     Paragon Separate Account B
     Paragon Separate Account C
     Paragon Separate Account D
     Security Equity Separate Account Twenty-Six
     Security Equity Separate Account Twenty-Seven
     Separate Account No. 13S


(b) The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 200 Park Avenue, New York, NY 10166.



NAME AND PRINCIPAL BUSINESS OFFICE     POSITIONS AND OFFICES WITH UNDERWRITER
------------------------------------   ------------------------------------------------------
Derrick Kelson                         Director and Chairman of the Board, President and CEO
200 Park Avenue
New York, NY 10166





Todd Nevenhoven               Director and Vice President
4700 Westown Pkwy
Suite 200
West Des Moines, IA 50266





Bradd Chignoli            Director and Senior Vice President
501 Route 22
Bridgewater, NJ 08807





Dina Lumerman             Director and Vice President
501 Route 22
Bridgewater, NJ 08807





Thomas Schuster        Director
200 Park Avenue
New York, NY 10166





Frank Cassandra           Senior Vice President
501 Route 22
Bridgewater, NJ 08807

Elisabeth Bedore       Vice President and Chief Compliance Officer
One MetLife Way
Whippany, NJ 07981




Kelli Buford           Secretary
200 Park Avenue
New York, NY 10166




Charles Connery        Vice President and Treasurer
One MetLife Way
Whippany, NJ 07981




Heather Harker         Chief Legal Officer
200 Park Avenue
New York, NY 10166


(c)        Compensation from the Registrant.



                                                                          (3)
                                                                    COMPENSATION ON
                                                      (2)         EVENTS OCCASIONING
                                               NET UNDERWRITING   THE DEDUCTION OF A       (4)           (5)
                     (1)                         DISCOUNTS AND      DEFERRED SALES      BROKERAGE       OTHER
        NAME OF PRINCIPAL UNDERWRITER             COMMISSIONS            LOAD          COMMISSIONS   COMPENSATION
--------------------------------------------- ------------------ -------------------- ------------- -------------
MetLife Investors Distribution Company....... $2,492,915         $0                   $0            $0


ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


(a)        Registrant


(b)        Metropolitan Life Insurance Company
     200 Park Avenue
     New York, NY 10166


(c)        MetLife Investors Distribution Company
     200 Park Avenue
     New York, NY 10166


(d)        MetLife
     18210 Crane Nest Drive

     Tampa, FL 33647



ITEM 32. MANAGEMENT SERVICES

Not applicable


ITEM 33. FEE REPRESENTATION


Metropolitan Life represents that the fees and charges deducted under the Policies offered and sold pursuant to this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life under the Policies.

                                   SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the city of Bloomfield, and state of Connecticut on April 23, 2019.

                                    Metropolitan Life Separate Account UL
                                    (Registrant)
                                    By: Metropolitan Life Insurance Company
                                    (Depositor)

                                    By: /s/ Antonio Cocolla
                                    -------------------------------------
                                    Antonio Cocolla
                                    Vice President
                                    Metropolitan Life Insurance Company


                                    Metropolitan Life Insurance Company
                                    (Depositor)

                                    By: /s/ Antonio Cocolla
                                    -------------------------------------
                                    Antonio Cocolla
                                    Vice President
                                    Metropolitan Life Insurance Company

                                   SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons, in the capacities indicated, on April 23, 2019.


*                                 Chairman, President, Chief Executive Officer
------------------------------    and Director
Steven A. Kandarian

*                                 Executive Vice President and Chief Financial
------------------------------    Officer
John McCallion

*                                 Vice President and Chief Accounting Officer
------------------------------
Tamara Schock

*                                 Director
------------------------------
Cheryl W. Grise

*                                 Director
------------------------------
Carlos M. Gutierrez

*                                 Director
------------------------------
Gerald L. Hassell

*                                 Director
------------------------------
R. Glenn Hubbard

*                                 Director
------------------------------
Edward J. Kelly, III

*                                 Director
------------------------------
William E. Kennard

*                                 Director
------------------------------
James J. Kilts

*                                 Director
------------------------------
Catherine R. Kinney

*                                 Director
------------------------------
Diana McKenzie

*                                 Director
------------------------------
Denise M. Morrison

*                                 Executive Vice President and Treasurer
------------------------------
Edward Spehar, Jr.

By:  /s/ Heather Harker
     -----------------------------------
     Heather Harker
     Vice President and Attorney-In-Fact
     April 23, 2019

*Metropolitan Life Insurance Company. Executed by Heather Harker, on behalf of those indicated pursuant to powers of attorney filed herewith.

                                 EXHIBIT INDEX

(n)       Consent of Independent Registered Public Accounting Firm

(r)       Powers of Attorney